UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Richard M. Goldman, President

Rydex Series Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

All-Asset Aggressive Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 7.6%
iShares Barclays Aggregate Bond Fund	7,375	$813,094

Total Exchange Traded Funds (Cost $810,147)		813,094

MUTUAL FUNDS†,1 - 75.0%
Alternatives Funds - 30.9%
RSF - U.S. Long Short Momentum Fund	127,952	1,587,880
RSF - Multi-Hedge Strategies Fund	19,246	427,836
RSF - Long Short Interest Rate Strategy Fund	15,947	376,354
RSF - Long/Short Commodities Strategy Fund	10,787	259,315
RSF - Managed Futures Strategy Fund	9,227	220,977
RSF - Long Short Equity Strategy Fund	5,861	149,459
RSF - Event Driven and Distressed Strategies Fund	5,923	146,715
RSF - Alternative Strategies Fund	4,471	106,993

Total Alternatives Funds		3,275,529

Domestic Equity Funds - 26.7%
Security Large Cap Value Fund	37,449	1,033,957
Security Equity Fund® - Large Cap Concentrated Growth Fund	125,335	1,023,984
Security Equity Fund® - Mid Cap Value Fund	9,049	266,668
Security Mid Cap Growth Fund	8,235	261,881
Security Equity Fund® - Small Cap Value Fund	9,595	125,792
Security Equity Fund® - Small Cap Growth Fund	8,929	123,580

Total Domestic Equity Funds		2,835,862

Fixed Income Funds - 9.0%
Security Income Fund - U.S. Intermediate Bond Fund	53,870	937,880
Security Income Fund - High Yield Fund	1,574	17,524

Total Fixed Income Funds		955,404

International Equity Funds - 8.4%
Security Equity Fund® - MSCI EAFE Equal Weight Fund	91,110	889,230
Total Mutual Funds (Cost $6,934,648)		7,956,025

Total Investments - 82.6% (Cost $7,744,795)		$8,769,119

Cash & Other Assets, Less Liabilities - 17.4%		1,841,628

Total Net Assets - 100.0%		$10,610,747

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,689,525)	27	$28,652
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,125,280)	16	8,660
March 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $133,386)	1	(12)
January 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $119,047)	1	(649)
March 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $190,877)	1	(821)
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $84,450)	2	(1,565)
March 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $104,127)	1	(4,519)

(Total Aggregate Value of Contracts $3,446,692)		$29,746

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $101,390)	1	772
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,000)	1	228

(Total Aggregate Value of Contracts $199,390)		$1,000

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $123,273)	1	592

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 British Pound Futures Contracts (Aggregate Value of Contracts $97,006)	1	661

FUTURES CONTRACTS SOLD SHORT†
January 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $122,620)	3	(284)

All-Asset Aggressive Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $85,983)	1	$(770)

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $147,280)	2	$(3,497)

(Total Aggregate Value of Contracts $355,883)		$(4,551)

†	Value determined based on Level 1 inputs — See Note 2.
1	A-Class shares of affiliated funds.

RSF	Rydex Series Funds

All-Asset Conservative Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 13.1%
iShares Barclays Aggregate Bond Fund	15,735	$1,734,784

Total Exchange Traded Funds (Cost $1,720,698)		1,734,784

MUTUAL FUNDS†,1 - 67.2%
Alternatives Funds - 26.2%
RSF - U.S. Long Short Momentum Fund	115,056	1,427,847
RSF - Multi-Hedge Strategies Fund	40,545	901,308
RSF - Long Short Interest Rate Strategy Fund	13,923	328,577
RSF - Managed Futures Strategy Fund	8,217	196,786
RSF - Event Driven and Distressed Strategies Fund	7,729	191,445
RSF - Long/Short Commodities Strategy Fund	6,390	153,624
RSF - Alternative Strategies Fund	5,476	131,045
RSF - Long Short Equity Strategy Fund	5,138	131,011

Total Alternatives Funds		3,461,643

Fixed Income Funds - 25.4%
Security Income Fund - U.S. Intermediate Bond Fund	146,087	2,543,366
Security Income Fund - High Yield Fund	73,152	814,178

Total Fixed Income Funds		3,357,544

Domestic Equity Funds - 12.2%
Security Equity Fund® - Large Cap Concentrated Growth Fund	76,038	621,232
Security Large Cap Value Fund	22,390	618,188
Security Mid Cap Growth Fund	4,957	157,621
Security Equity Fund® - Mid Cap Value Fund	5,335	157,234
Security Equity Fund® - Small Cap Growth Fund	1,923	26,617
Security Equity Fund® - Small Cap Value Fund	2,018	26,457

Total Domestic Equity Funds		1,607,349

International Equity Funds - 3.4%
Security Equity Fund® - MSCI EAFE Equal Weight Fund	45,192	441,078
Total Mutual Funds (Cost $8,060,429)		8,867,614

Total Investments - 80.3% (Cost $9,781,127)		$10,602,398

Cash & Other Assets, Less Liabilities - 19.7%		2,601,334

Total Net Assets - 100.0%		$13,203,732

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $750,900)	12	$12,735
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $703,300)	10	5,412
March 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $133,386)	1	(12)
January 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $119,047)	1	(649)
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $126,675)	3	(2,348)
March 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $104,127)	1	(4,518)

(Total Aggregate Value of Contracts $1,937,435)		$10,620

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,479,281)	12	7,107

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $101,390)	1	773
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,000)	1	227

(Total Aggregate Value of Contracts $199,390)		$1,000

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 British Pound Futures Contracts (Aggregate Value of Contracts $97,006)	1	660

FUTURES CONTRACTS SOLD SHORT†
January 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $122,620)	3	(284)
March 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $171,966)	2	(1,540)

All-Asset Conservative Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $147,280)	2	$(3,497)

(Total Aggregate Value of Contracts $441,866)		$(5,321)

†	Value determined based on Level 1 inputs — See Note 2.
1	A-Class shares of affiliated funds.

RSF	Rydex Series Funds

All-Asset Moderate Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 9.9%
iShares Barclays Aggregate Bond Fund	21,124	$2,328,921

Total Exchange Traded Funds (Cost $2,311,010)		2,328,921

MUTUAL FUNDS†,1 - 73.5%
Alternatives Funds - 27.6%
RSF - U.S. Long Short Momentum Fund	224,501	2,786,054
RSF - Multi-Hedge Strategies Fund	60,936	1,354,616
RSF - Long Short Interest Rate Strategy Fund	30,132	711,114
RSF - Long/Short Commodities Strategy Fund	18,898	454,319
RSF - Event Driven and Distressed Strategies Fund	16,898	418,567
RSF - Long Short Equity Strategy Fund	10,746	274,032
RSF - Managed Futures Strategy Fund	10,826	259,271
RSF - Alternative Strategies Fund	9,897	236,835

Total Alternatives Funds		6,494,808

Fixed Income Funds - 19.8%
Security Income Fund - U.S. Intermediate Bond Fund	256,254	4,461,389
Security Income Fund - High Yield Fund	17,950	199,787

Total Fixed Income Funds		4,661,176

Domestic Equity Funds - 19.2%
Security Large Cap Value Fund	61,380	1,694,705
Security Equity Fund® - Large Cap Concentrated Growth Fund	202,165	1,651,691
Security Equity Fund® - Mid Cap Value Fund	15,609	459,993
Security Mid Cap Growth Fund	14,383	457,389
Security Equity Fund® - Small Cap Value Fund	9,225	120,936
Security Equity Fund® - Small Cap Growth Fund	8,716	120,633

Total Domestic Equity Funds		4,505,347

International Equity Funds - 6.9%
Security Equity Fund® - MSCI EAFE Equal Weight Fund	166,331	1,623,394
Total Mutual Funds (Cost $15,234,474)		17,284,725

Total Investments - 83.4% (Cost $17,545,484)		$19,613,646

Cash & Other Assets, Less Liabilities - 16.6%		3,898,082

Total Net Assets - 100.0%		$23,511,728

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,503,000)	40	$42,448
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,969,240)	28	15,154
March 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $133,386)	1	(12)
March 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $190,877)	1	(821)
January 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $238,095)	2	(1,297)
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $211,125)	5	(3,913)
March 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $208,254)	2	(9,037)

(Total Aggregate Value of Contracts $5,453,977)		$42,522

INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $862,914)	7	4,146

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $202,780)	2	1,545
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $196,000)	2	455

(Total Aggregate Value of Contracts $398,780)		$2,000

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 British Pound Futures Contracts (Aggregate Value of Contracts $291,019)	3	1,982

FUTURES CONTRACTS SOLD SHORT†
January 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $245,241)	6	(568)

All-Asset Moderate Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $257,948)	3	$(2,310)

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT† (continued)
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $220,920)	3	$(5,246)

(Total Aggregate Value of Contracts $724,109)		$(8,124)

†	Value determined based on Level 1 inputs — See Note 2.
1	A-Class shares of affiliated funds.

RSF	Rydex Series Funds

Alternative Strategies Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 1.2%
iShares Barclays Aggregate Bond Fund	1,636	$180,369

PowerShares DB G10 Currency Harvest Fund*	22,196	527,377

Total Exchange Traded Funds (Cost $623,431)		707,746

MUTUAL FUNDS†,1 - 95.3%
Alternatives Funds - 91.8%
RSF - Event Driven and Distressed Strategies Fund	95,472	2,364,838
RSF - Multi-Hedge Strategies Fund	104,788	2,329,430
RSF - Long Short Equity Strategy Fund	81,225	2,071,235
RSF - Managed Futures Strategy Fund	81,195	1,944,630
RSF - Long Short Interest Rate Strategy Fund	71,028	1,676,271
RSF - Alternative Strategies Fund	59,821	1,431,526
RSF - Long/Short Commodities Strategy Fund	50,316	1,209,598
RSF - Commodities Strategy Fund	31,707	513,023

Total Alternatives Funds		13,540,551

Specialty Funds - 3.5%
RSF - Real Estate Fund	18,788	511,592

Total Mutual Funds (Cost $13,752,282)		14,052,143

Total Investments - 100.1% (Cost $14,375,713)		$14,759,889

Liabilities, Less Cash & Other Assets - (0.1)%		(15,646)

Total Net Assets - 100.0%		$14,744,243

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Australian Dollar Futures Contracts (Aggregate Value of Contracts $101,390)	1	$772
March 2012 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $98,000)	1	228

(Total Aggregate Value of Contracts $199,390)		$1,000

FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $62,575)	1	1,061

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED† (continued)
March 2012 S&P/Toronto Stock Exchange 60 Index Futures Contracts (Aggregate Value of Contracts $133,386)	1	$(12)
January 2012 Hang Seng Index Futures Contracts (Aggregate Value of Contracts $119,047)	1	(649)
March 2012 DAX Index Futures Contracts (Aggregate Value of Contracts $190,877)	1	(821)
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $126,675)	3	(2,348)
March 2012 SPI 200 Index Futures Contracts (Aggregate Value of Contracts $104,127)	1	(4,518)

(Total Aggregate Value of Contracts $736,687)		$(7,287)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 British Pound Futures Contracts (Aggregate Value of Contracts $194,012)	2	1,321

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $123,273)	1	(579)

FUTURES CONTRACTS SOLD SHORT†
January 2012 CAC 40 Euro Futures Contracts (Aggregate Value of Contracts $163,494)	4	(378)
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $140,660)	2	(541)
March 2012 FTSE 100 Index Futures Contracts (Aggregate Value of Contracts $171,966)	2	(1,540)
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $147,280)	2	(3,498)

(Total Aggregate Value of Contracts $623,400)		$(5,957)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	A-Class shares of affiliated funds.

RSF	Rydex Series Funds

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 96.9%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$1,970,308	$1,970,308
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	538,315	538,315
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	286,284	286,284
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	119,043	119,043

Total Repurchase Agreements (Cost $2,913,950)		2,913,950

Total Investments - 96.9% (Cost $2,913,950)		$2,913,950

Cash & Other Assets, Less Liabilities - 3.1%		93,257

Total Net Assets - 100.0%		$3,007,207

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $492,310)	7	$3,789
March 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $230,250)	5	2,266
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $125,150)	2	2,122
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $220,920)	3	(2,060)

(Total Aggregate Value of Contracts $1,068,630)		$6,117

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 Euro Futures Contracts (Aggregate Value of Contracts $161,862)	1	5,441

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Banking Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Regional Banks - 45.0%
PNC Financial Services Group, Inc.	5,587	$322,202
BB&T Corp.	9,839	247,648
Fifth Third Bancorp	15,616	198,636
M&T Bank Corp.	2,368	180,773
SunTrust Banks, Inc.	10,172	180,044
KeyCorp	20,677	159,006
CIT Group, Inc.*	4,375	152,556
Huntington Bancshares, Inc.	23,356	128,224
Commerce Bancshares, Inc.	2,791	106,393
Cullen	1,953	103,333
Zions Bancorporation	6,236	101,522
East West Bancorp, Inc.	5,092	100,567
First Niagara Financial Group, Inc.	11,361	98,045
Signature Bank*	1,605	96,284
Hancock Holding Co.	2,973	95,047
City National Corp.	2,005	88,581
First Republic Bank*	2,825	86,473
First Horizon National Corp.	10,627	85,016
Valley National Bancorp	6,751	83,510
Bank of Hawaii Corp.	1,871	83,241
Associated Banc-Corp.	7,396	82,613
SVB Financial Group*	1,728	82,408
Fulton Financial Corp.	8,305	81,472
Prosperity Bancshares, Inc.	1,963	79,207
Webster Financial Corp.	3,854	78,583
FirstMerit Corp.	4,945	74,818
TCF Financial Corp.	7,123	73,509
Trustmark Corp.	2,999	72,846
Iberiabank Corp.	1,400	69,020
FNB Corp.	6,062	68,561
Susquehanna Bancshares, Inc.	8,096	67,845
United Bankshares, Inc.	2,380	67,283
Umpqua Holdings Corp.	5,392	66,807
Cathay General Bancorp	4,361	65,110
Westamerica Bancorporation	1,471	64,577
National Penn Bancshares, Inc.	7,650	64,566
Texas Capital Bancshares, Inc.*	2,040	62,444
Old National Bancorp	5,125	59,706
Wintrust Financial Corp.	2,046	57,390
BancorpSouth, Inc.	5,097	56,169
UMB Financial Corp.	1,305	48,611

Total Regional Banks		4,140,646

Diversified Banks - 28.6%
Wells Fargo & Co.	13,545	373,300
U.S. Bancorp	13,673	369,855

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Diversified Banks - 28.6% (continued)
Itau Unibanco Holding S.A. ADR	8,228	$152,712
Banco Bradesco S.A. ADR	8,141	135,792
New York Community Bancorp, Inc.	10,767	133,188
Comerica, Inc.	5,004	129,103
Royal Bank of Canada	2,508	127,808
HSBC Holdings plc ADR	3,342	127,330
ICICI Bank Ltd. ADR	4,795	126,732
Toronto-Dominion Bank	1,655	123,811
Bank of Nova Scotia	2,430	121,038
Credicorp Ltd.	1,105	120,964
Bank of Montreal	2,196	120,363
Banco Santander Brasil S.A. ADR	14,495	117,989
Banco Santander S.A. ADR	15,426	116,004
HDFC Bank Ltd. ADR	4,380	115,106
Barclays plc ADR	10,459	114,944

Total Diversified Banks		2,626,039

Other Diversified Financial Services - 13.0%
JPMorgan Chase & Co.	11,115	369,574
Bank of America Corp.	65,342	363,302
Citigroup, Inc.	13,078	344,082
ING Groep N.V. ADR*	16,260	116,584

Total Other Diversified Financial Services		1,193,542

Thrifts & Mortgage Finance - 6.2%
People’s United Financial, Inc.	9,495	122,011
Hudson City Bancorp, Inc.	17,094	106,838
Ocwen Financial Corp. — Class (mid) Warrants risk*	5,520	79,930
Capitol Federal Financial, Inc.	6,861	79,176
Washington Federal, Inc.	5,087	71,167
Northwest Bancshares, Inc.	4,701	58,480
Astoria Financial Corp.	6,066	51,500

Total Thrifts & Mortgage Finance		569,102

Asset Management & Custody Banks - 3.1%
Bank of New York Mellon Corp.	14,436	287,421

Diversified Capital Markets - 2.7%
Deutsche Bank AG	3,438	130,163
UBS AG*	9,866	116,715

Total Diversified Capital Markets		246,878

Mortgage REIT’s - 0.9%
CapitalSource, Inc.	12,210	81,807

Total Common Stocks (Cost $7,345,478)		9,145,435

Total Investments - 99.5% (Cost $7,345,478)		$9,145,435

Cash & Other Assets, Less Liabilities - 0.5%		47,606

Total Net Assets - 100.0%		$9,193,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Gold - 20.4%
Barrick Gold Corp.	33,348	$1,508,997
Goldcorp, Inc.	29,909	1,323,473
Newmont Mining Corp.	19,924	1,195,639
AngloGold Ashanti Ltd. ADR	21,347	906,180
Kinross Gold Corp.	69,375	790,875
Gold Fields Ltd. ADR	49,265	751,291
Cia de Minas Buenaventura S.A. ADR	19,385	743,221
Yamana Gold, Inc.	50,573	742,917
Randgold Resources Ltd. ADR	6,699	683,968
Eldorado Gold Corp.	43,080	590,627
Agnico-Eagle Mines Ltd.	14,694	533,686
IAMGOLD Corp.	32,915	521,703
Harmony Gold Mining Company Ltd. ADR	42,200	491,208
Royal Gold, Inc.	6,144	414,290
New Gold, Inc.*	23,900	240,912

Total Gold		11,438,987

Diversified Metals & Mining - 14.1%
Freeport-McMoRan Copper & Gold, Inc.	36,040	1,325,912
Vale S.A. — Class B ADR	59,344	1,272,929
Southern Copper Corp.	37,080	1,119,074
BHP Billiton Ltd. ADR	12,714	897,990
Ivanhoe Mines Ltd.*	43,800	776,136
Rio Tinto plc ADR	15,753	770,637
Teck Resources Ltd. — Class B	19,619	690,393
Walter Energy, Inc.	7,155	433,307
Titanium Metals Corp.	24,465	366,486
Molycorp, Inc.*	11,800	282,964

Total Diversified Metals & Mining		7,935,828

Specialty Chemicals - 12.3%
LyondellBasell Industries N.V. — Class A	30,520	991,595
Ecolab, Inc.	16,781	970,110
Sherwin-Williams Co.	7,890	704,340
Celanese Corp. — Class A	13,967	618,319
Sigma-Aldrich Corp.	9,873	616,668
Albemarle Corp.	9,619	495,475
International Flavors & Fragrances, Inc.	8,925	467,848
Valspar Corp.	11,625	453,026
WR Grace & Co.*	9,405	431,878
RPM International, Inc.	17,100	419,805
Rockwood Holdings, Inc.*	10,196	401,416
Cytec Industries, Inc.	7,488	334,339

Total Specialty Chemicals		6,904,819

Diversified Chemicals - 10.7%
EI du Pont de Nemours & Co.	33,199	1,519,850
Dow Chemical Co.	48,618	1,398,254
PPG Industries, Inc.	9,851	822,460
FMC Corp.	6,586	566,659
Eastman Chemical Co.	14,034	548,168
Ashland, Inc.	8,712	497,978
Huntsman Corp.	35,558	355,580
Olin Corp.	14,500	284,925

Total Diversified Chemicals		5,993,874

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Steel - 10.5%
Nucor Corp.	20,367	$805,922
ArcelorMittal	39,040	710,138
Gerdau S.A. ADR	89,270	697,199
Cliffs Natural Resources, Inc.	10,581	659,725
Cia Siderurgica Nacional S.A. ADR	74,203	606,981
Allegheny Technologies, Inc.	11,102	530,676
United States Steel Corp.	17,223	455,721
Reliance Steel & Aluminum Co.	9,214	448,630
Steel Dynamics, Inc.	30,166	396,683
Carpenter Technology Corp.	6,752	347,593
AK Steel Holding Corp.	27,000	223,020

Total Steel		5,882,288

Fertilizers & Agricultural Chemicals - 9.5%
Monsanto Co.	20,212	1,416,255
Mosaic Co.	21,756	1,097,155
Potash Corporation of Saskatchewan, Inc.	25,004	1,032,165
CF Industries Holdings, Inc.	4,894	709,532
Agrium, Inc.	10,093	677,341
Scotts Miracle-Gro Co. — Class A	8,434	393,783

Total Fertilizers & Agricultural Chemicals		5,326,231

Industrial Gases - 5.1%
Praxair, Inc.	12,318	1,316,794
Air Products & Chemicals, Inc.	11,633	991,015
Airgas, Inc.	7,144	557,804

Total Industrial Gases		2,865,613

Paper Products - 3.1%
International Paper Co.	28,617	847,063
MeadWestvaco Corp.	17,642	528,378
Domtar Corp.	4,880	390,205

Total Paper Products		1,765,646

Paper Packaging - 3.0%
Rock-Tenn Co. — Class A	8,056	464,831
Temple-Inland, Inc.	13,280	421,109
Sealed Air Corp.	23,958	412,317
Bemis Company, Inc.	13,572	408,246

Total Paper Packaging		1,706,503

Construction Materials - 2.8%
Cemex SAB de CV ADR*	122,500	660,275
Vulcan Materials Co.	12,165	478,693
Martin Marietta Materials, Inc.	5,509	415,434

Total Construction Materials		1,554,402

Precious Metals & Minerals - 2.7%
Silver Wheaton Corp.	24,226	701,585
Coeur d’Alene Mines Corp.*	13,266	320,241
Hecla Mining Co.	48,524	253,780
Stillwater Mining Co.*	23,100	241,626

Total Precious Metals & Minerals		1,517,232

Metal & Glass Containers - 2.7%
Ball Corp.	15,712	561,075
Crown Holdings, Inc.*	15,607	524,083
Owens-Illinois, Inc.*	21,448	415,662

Total Metal & Glass Containers		1,500,820

Forest Products - 1.4%
Weyerhaeuser Co.	41,154	768,345

Basic Materials Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Aluminum - 1.2%
Alcoa, Inc.	77,550	$670,807

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Total Common Stocks (Cost $34,841,634)		$55,831,395

Total Investments - 99.5% (Cost $34,841,634)		$55,831,395

Cash & Other Assets, Less Liabilities - 0.5%		297,268

Total Net Assets - 100.0%		$56,128,663

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Biotechnology Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.9%
Biotechnology - 89.4%
Amgen, Inc.	103,194	$6,626,087
Gilead Sciences, Inc.*	114,140	4,671,750
Celgene Corp.*	68,717	4,645,269
Biogen Idec, Inc.*	39,058	4,298,333
Alexion Pharmaceuticals, Inc.*	43,876	3,137,134
Pharmasset, Inc.*	21,048	2,698,353
Vertex Pharmaceuticals, Inc.*	69,422	2,305,505
Regeneron Pharmaceuticals, Inc.*	34,496	1,912,113
BioMarin Pharmaceutical, Inc.*	48,711	1,674,684
Onyx Pharmaceuticals, Inc.*	33,966	1,492,806
United Therapeutics Corp.*	30,883	1,459,222
Cubist Pharmaceuticals, Inc.*	33,811	1,339,592
Alkermes plc*	75,729	1,314,655
Cepheid, Inc.*	36,776	1,265,462
Seattle Genetics, Inc.*	69,194	1,156,578
Myriad Genetics, Inc.*	54,072	1,132,268
Incyte Corporation Ltd.*	75,369	1,131,289
Ariad Pharmaceuticals, Inc.*	90,475	1,108,319
Amylin Pharmaceuticals, Inc.*	96,639	1,099,752
Medivation, Inc.*	22,524	1,038,582
Human Genome Sciences, Inc.*	137,604	1,016,893
Theravance, Inc.*	46,010	1,016,821
Dendreon Corp.*	118,796	902,850
Pharmacyclics, Inc.*	59,980	888,904
Amarin Corporation plc ADR*	114,560	858,054
Acorda Therapeutics, Inc.*	35,095	836,665

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Biotechnology - 89.4% (continued)
Momenta Pharmaceuticals, Inc.*	46,935	$816,200
PDL BioPharma, Inc.	125,493	778,056
Spectrum Pharmaceuticals, Inc.*	52,400	766,612
Immunogen, Inc.*	66,159	766,121
NPS Pharmaceuticals, Inc.*	98,110	646,545
InterMune, Inc.	48,455	610,533

Total Biotechnology		55,412,007

Life Sciences Tools & Services - 10.5%
Life Technologies Corp.*	56,800	2,210,088
Illumina, Inc.*	57,480	1,751,990
Charles River Laboratories
International, Inc.*	35,400	967,482
Bio-Rad Laboratories, Inc. – Class A*	10,000	960,400
Techne Corp.	9,100	621,166

Total Life Sciences Tools & Services		6,511,126

Total Common Stocks (Cost $29,921,032)		61,923,133

RIGHTS - 0.0%
Clinical Data, Inc. Expires 12/31/20*,†††,[1]	24,000	—

Total Rights (Cost $–)		—

Total Investments - 99.9% (Cost $29,921,032)		$61,923,133

Cash & Other Assets, Less Liabilities – 0.1%		55,581

Total Net Assets – 100.0%		$61,978,714

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company

Consumer Products Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.8%
Packaged Foods & Meats - 29.8%
Kraft Foods, Inc. — Class A	122,792	$4,587,509
General Mills, Inc.	70,587	2,852,421
Kellogg Co.	47,840	2,419,269
HJ Heinz Co.	43,527	2,352,199
Hershey Co.	34,542	2,134,005
Mead Johnson Nutrition Co. — Class A	30,206	2,076,058
Sara Lee Corp.	99,815	1,888,500
ConAgra Foods, Inc.	71,242	1,880,789
Campbell Soup Co.	55,277	1,837,407
JM Smucker Co.	21,552	1,684,720
Tyson Foods, Inc. — Class A	76,665	1,582,366
Hormel Foods Corp.	53,556	1,568,655
Unilever N.V.	43,421	1,492,380
McCormick & Company, Inc.	29,023	1,463,340
Green Mountain Coffee Roasters, Inc.*	29,567	1,326,080
Ralcorp Holdings, Inc.*	14,300	1,222,650
Smithfield Foods, Inc.*	46,436	1,127,466
Flowers Foods, Inc.	47,385	899,367
TreeHouse Foods, Inc.*	13,332	871,646
Dean Foods Co.*	73,721	825,675
Hain Celestial Group, Inc.*	19,500	714,870
Sanderson Farms, Inc.	11,500	576,495
Diamond Foods, Inc.	16,780	541,491

Total Packaged Foods & Meats		37,925,358

Soft Drinks - 15.2%
Coca-Cola Co.	102,878	7,198,374
PepsiCo, Inc.	90,104	5,978,400
Dr Pepper Snapple Group, Inc.	41,805	1,650,461
Coca-Cola Enterprises, Inc.	61,734	1,591,503
Hansen Natural Corp.*	16,894	1,556,613
Fomento Economico Mexicano SAB de CV ADR	19,563	1,363,737

Total Soft Drinks		19,339,088

Household Products - 14.9%
Procter & Gamble Co.	115,380	7,697,000
Colgate-Palmolive Co.	41,281	3,813,952
Kimberly-Clark Corp.	42,202	3,104,379
Clorox Co.	24,977	1,662,469
Church & Dwight Company, Inc.	31,298	1,432,196
Energizer Holdings, Inc.*	16,735	1,296,628

Total Household Products		19,006,624

Tobacco - 13.1%
Philip Morris International, Inc.	84,701	6,647,334
Altria Group, Inc.	147,955	4,386,866
Reynolds American, Inc.	66,978	2,774,229
Lorillard, Inc.	19,575	2,231,550

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Tobacco - 13.1% (continued)
Universal Corp.	12,900	$592,884

Total Tobacco		16,632,863

Food Retail - 6.9%
Kroger Co.	85,843	2,079,117
Whole Foods Market, Inc.	29,357	2,042,660
Safeway, Inc.	70,675	1,487,002
Ruddick Corp.	19,800	844,272
Casey’s General Stores, Inc.	15,600	803,556
SUPERVALU, Inc.	94,046	763,654
Fresh Market, Inc.*	19,110	762,489

Total Food Retail		8,782,750

Personal Products - 5.2%
Estee Lauder Companies, Inc. — Class A	24,290	2,728,253
Avon Products, Inc.	89,802	1,568,841
Herbalife Ltd.	26,071	1,347,089
Nu Skin Enterprises, Inc. — Class A	19,930	968,000

Total Personal Products		6,612,183

Agricultural Products - 4.7%
Archer-Daniels-Midland Co.	86,443	2,472,270
Bunge Ltd.	27,346	1,564,191
Corn Products International, Inc.	22,014	1,157,716
Darling International, Inc.*	53,560	711,812

Total Agricultural Products		5,905,989

Brewers - 3.8%
Cia de Bebidas das Americas ADR	47,240	1,704,892
Molson Coors Brewing Co. — Class B	37,587	1,636,538
Anheuser-Busch InBev N.V. ADR	24,722	1,507,795

Total Brewers		4,849,225

Distillers & Vintners - 3.7%
Brown-Forman Corp. — Class B	23,971	1,929,905
Beam, Inc.	30,900	1,583,007
Constellation Brands, Inc. — Class A*	58,454	1,208,244

Total Distillers & Vintners		4,721,156

Food Distributors - 2.5%
Sysco Corp.	78,995	2,316,923
United Natural Foods, Inc.*	20,100	804,201

Total Food Distributors		3,121,124

Total Common Stocks (Cost $103,741,938)		126,896,360

WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	125	2

Total Warrants (Cost $ –)		2

Total Investments - 99.8% (Cost $103,741,938)		$126,896,362

Cash & Other Assets, Less Liabilities - 0.2%		239,459

Total Net Assets - 100.0%		$127,135,821

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

ADR	American Depositary Receipt

Electronics Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 80.6%
Intel Corp.	15,812	$383,441
Texas Instruments, Inc.	6,709	195,299
Broadcom Corp. — Class A*	4,671	137,141
Altera Corp.	3,272	121,391
Analog Devices, Inc.	3,116	111,490
NVIDIA Corp.*	7,299	101,164
Xilinx, Inc.	3,080	98,745
Marvell Technology Group Ltd.*	7,090	98,196
Maxim Integrated Products, Inc.	3,583	93,301
Microchip Technology, Inc.	2,503	91,685
Avago Technologies Ltd.	3,151	90,938
Linear Technology Corp.	2,968	89,129
Micron Technology, Inc.*	14,123	88,834
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,708	86,600
Advanced Micro Devices, Inc.*	12,762	68,915
Atmel Corp.*	8,164	66,128
ARM Holdings plc ADR	2,387	66,048
ON Semiconductor Corp.*	8,523	65,798
Skyworks Solutions, Inc.*	3,867	62,723
Netlogic Microsystems, Inc.*	1,250	61,962
Cypress Semiconductor Corp.*	3,349	56,565
Cree, Inc.*	2,463	54,285
LSI Corp.*	9,038	53,776
Silicon Laboratories, Inc.*	1,006	43,681
Fairchild Semiconductor International, Inc. — Class A*	3,596	43,296

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Semiconductors - 80.6% (continued)
RF Micro Devices, Inc.*	7,902	$42,671
Cavium, Inc.*	1,475	41,934
PMC - Sierra, Inc.*	7,249	39,942
Intersil Corp. — Class A	3,698	38,607
Cirrus Logic, Inc.*	2,250	35,663
Microsemi Corp.*	1,979	33,148
Rambus, Inc.*	4,158	31,393
Semtech Corp.*	1,257	31,199
Omnivision Technologies, Inc.*	2,438	29,829
Hittite Microwave Corp.*	543	26,813

Total Semiconductors		2,781,730

Semiconductor Equipment - 15.7%
Applied Materials, Inc.	12,140	130,019
KLA-Tencor Corp.	2,041	98,478
Lam Research Corp.*	2,069	76,594
ASML Holding N.V. ADR	1,544	64,524
Teradyne, Inc.*	4,066	55,420
Novellus Systems, Inc.*	1,299	53,636
GT Advanced Technologies, Inc.*	4,771	34,542
Veeco Instruments, Inc.*	1,369	28,475

Total Semiconductor Equipment		541,688

Electrical Components & Equipment - 2.1%
First Solar, Inc.*	2,114	71,369

Electronic Equipment & Instruments - 1.1%
FEI Co.*	925	37,721

Total Common Stocks (Cost $1,610,774)		3,432,508

Total Investments - 99.5% (Cost $1,610,774)		$3,432,508

Cash & Other Assets, Less Liabilities - 0.5%		17,191

Total Net Assets - 100.0%		$3,449,699

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Emerging Markets 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 54.0%
Energy - 12.8%
Petroleo Brasileiro S.A. ADR	7,073	$170,343
PetroChina Company Ltd. ADR	395	49,102
CNOOC Ltd. ADR	281	49,085
Sasol Ltd. ADR	925	43,845
China Petroleum & Chemical Corp. ADR	314	32,986
Ecopetrol S.A. ADR	383	17,051
Ultrapar Participacoes S.A. ADR	772	13,278
Yanzhou Coal Mining Company Ltd. ADR	367	7,784

Total Energy		383,474

Materials - 9.5%
Vale S.A. Preferred — Class B ADR	3,805	78,383
Vale S.A. ADR	2,443	52,402
POSCO ADR	502	41,214
AngloGold Ashanti Ltd. ADR	708	30,055
Gold Fields Ltd. ADR	1,254	19,124
Gerdau S.A. ADR	1,674	13,074
Cia Siderurgica Nacional S.A. ADR	1,475	12,066
Cia de Minas Buenaventura S.A. ADR	298	11,425
Cemex SAB de CV ADR*	1,901	10,246
Sociedad Quimica y Minera de Chile S.A. ADR	167	8,993
Harmony Gold Mining Company Ltd. ADR	666	7,752

Total Materials		284,734

Telecommunication Services - 9.2%
China Mobile Ltd. ADR	1,953	94,701
America Movil SAB de CV ADR	3,606	81,496
Chunghwa Telecom Company Ltd. ADR	716	23,828
China Unicom Hong Kong Ltd. ADR	888	18,763
China Telecom Corporation Ltd. ADR	260	14,854
Telefonica Brasil S.A. ADR	543	14,840
Mobile Telesystems-SP ADR	967	14,196
Telekomunikasi Indonesia Tbk PT ADR	461	14,171

Total Telecommunication Services		276,849

Financials - 9.1%
Itau Unibanco Holding S.A. ADR	4,184	77,655
Banco Bradesco S.A. ADR	3,581	59,731
China Life Insurance Company Ltd. ADR	929	34,345
Shinhan Financial Group Company Ltd. ADR	415	28,307
HDFC Bank Ltd. ADR	1,056	27,752
KB Financial Group, Inc. ADR	719	22,533
ICICI Bank Ltd. ADR	795	21,012

Total Financials		271,335

Information Technology - 7.1%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	9,113	117,649
Infosys Ltd. ADR	898	46,139
Baidu, Inc. ADR*	253	29,467

	Shares	Value
COMMON STOCKS† - 54.0% (continued)
Information Technology - 7.1% (continued)
United Microelectronics Corp. ADR	4,864	$10,409
Advanced Semiconductor Engineering, Inc. ADR	2,021	8,771

Total Information Technology		212,435

Consumer Staples - 3.8%
Cia de Bebidas das Americas ADR	1,490	53,774
Fomento Economico Mexicano SAB de CV ADR	352	24,538
BRF - Brasil Foods S.A. ADR	1,249	24,418
Cia de Bebidas das Americas ADR	442	12,761

Total Consumer Staples		115,491

Utilities - 1.4%
Cia Energetica de Minas Gerais ADR	719	12,791
Korea Electric Power Corp. ADR	979	10,749
Empresa Nacional de Electricidad S.A. ADR	205	9,092
Enersis S.A. ADR	482	8,498

Total Utilities		41,130

Consumer Discretionary - 1.1%
Grupo Televisa SAB ADR	1,050	22,113
Tata Motors Ltd. ADR	644	10,884

Total Consumer Discretionary		32,997

Total Common Stocks (Cost $1,598,032)		1,618,445

	Face Amount	Value
REPURCHASE AGREEMENTS††,[1] - 18.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$381,101	381,101
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	104,122	104,122
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	55,374	55,374
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	23,025	23,025

Total Repurchase Agreements (Cost $563,622)		563,622

Total Investments - 72.8% (Cost $2,161,654)		$2,182,067

Cash & Other Assets, Less Liabilities - 27.2%		816,060

Total Net Assets - 100.0%		$2,998,127

	Contracts	Unrealized Loss
FUTURE CONTRACTS PURCHASED†
March 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $1,980,150)	43	$(3,825)

Emerging Markets 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2012 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/12 [2] (Notional Value $2,416,251)	1,008	$(6,452)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR	American Depositary Receipt

Energy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Exploration & Production - 31.6%
Anadarko Petroleum Corp.	16,284	$1,242,958
Apache Corp.	13,140	1,190,221
EOG Resources, Inc.	10,505	1,034,847
Devon Energy Corp.	16,322	1,011,964
Marathon Oil Corp.	32,713	957,509
Noble Energy, Inc.	9,031	852,436
Chesapeake Energy Corp.	34,037	758,685
Continental Resources, Inc.*	10,668	711,662
Pioneer Natural Resources Co.	7,654	684,880
Southwestern Energy Co.*	20,190	644,869
Range Resources Corp.	10,347	640,893
Canadian Natural Resources Ltd.	16,760	626,321
Concho Resources, Inc.*	6,593	618,094
Equities Corp.	10,510	575,843
Cabot Oil & Gas Corp.	7,567	574,335
Talisman Energy, Inc.	44,152	562,938
Nexen, Inc.	35,202	560,064
Encana Corp.	29,896	553,973
Penn West Petroleum Ltd.	25,600	506,880
Denbury Resources, Inc.*	32,542	491,384
Whiting Petroleum Corp.*	10,332	482,401
CNOOC Ltd. ADR	2,730	476,876
Plains Exploration & Production Co.*	12,940	475,157
QEP Resources, Inc.	15,650	458,545
Cimarex Energy Co.	7,335	454,036
Newfield Exploration Co.*	11,912	449,440
SM Energy Co.	6,120	447,372
Ultra Petroleum Corp.*	14,149	419,235
Energen Corp.	7,906	395,300
Oasis Petroleum, Inc.*	11,518	335,059
Kodiak Oil & Gas Corp.*	34,700	329,650
Energy XXI Bermuda Ltd.*	10,250	326,770
Rosetta Resources, Inc.*	7,390	321,465
Berry Petroleum Co. – Class A	7,550	317,251
EXCO Resources, Inc.	29,765	311,044
McMoRan Exploration Co.*	20,910	304,240
Forest Oil Corp.*	17,378	235,472

Total Oil & Gas Exploration & Production		21,340,069

Integrated Oil & Gas - 27.8%
Exxon Mobil Corp.	49,413	4,188,246
Chevron Corp.	27,998	2,978,987
ConocoPhillips	27,832	2,028,118
Occidental Petroleum Corp.	19,110	1,790,607
Petroleo Brasileiro S.A. ADR	38,773	963,509
Hess Corp.	15,902	903,234
BP plc ADR	18,181	777,056
Suncor Energy, Inc.	25,146	724,959
Murphy Oil Corp.	12,381	690,117
Total S.A. ADR	13,054	667,190
Royal Dutch Shell plc — Class A ADR	9,007	658,322
PetroChina Company Ltd. ADR	4,090	508,428
Statoil ASA ADR	19,300	494,273
Cenovus Energy, Inc.	14,791	491,061
ENI SpA ADR	11,600	478,732

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Integrated Oil & Gas - 27.8% (continued)
SandRidge Energy, Inc.*	48,442	$395,287

Total Integrated Oil & Gas		18,738,126

Oil & Gas Equipment & Services - 17.9%
Schlumberger Ltd.	27,806	1,899,428
Halliburton Co.	34,435	1,188,352
National Oilwell Varco, Inc.	15,882	1,079,817
Baker Hughes, Inc.	19,482	947,604
FMC Technologies, Inc.*	14,269	745,270
Cameron International Corp.*	14,419	709,271
Weatherford International Ltd.*	47,579	696,557
Tenaris S.A. ADR	14,070	523,123
Core Laboratories N.V.	4,127	470,272
Oceaneering International, Inc.	9,763	450,367
Oil States International, Inc.*	5,440	415,453
Dresser-Rand Group, Inc.*	7,573	377,968
McDermott International, Inc.*	30,159	347,130
Complete Production Services, Inc.*	10,061	337,647
CARBO Ceramics, Inc.	2,666	328,798
Dril-Quip, Inc.*	4,971	327,191
Key Energy Services, Inc.*	20,976	324,499
Tidewater, Inc.	6,505	320,696
Superior Energy Services, Inc.*	11,034	313,807
Lufkin Industries, Inc.	4,234	284,990

Total Oil & Gas Equipment & Services		12,088,240

Oil & Gas Drilling - 7.8%
Seadrill Ltd.	23,900	793,002
Transocean Ltd.	19,005	729,602
Ensco plc ADR	12,022	564,072
Diamond Offshore Drilling, Inc.	10,020	553,705
Noble Corp.*	18,177	549,309
Helmerich & Payne, Inc.	8,896	519,171
Nabors Industries Ltd.*	26,329	456,545
Rowan Companies, Inc.*	12,882	390,711
Patterson-UTI Energy, Inc.	18,261	364,855
Atwood Oceanics, Inc.*	8,280	329,461

Total Oil & Gas Drilling		5,250,433

Oil & Gas Storage & Transportation - 6.4%
Kinder Morgan, Inc.	33,310	1,071,583
El Paso Corp.	35,498	943,182
Spectra Energy Corp.	30,077	924,868
Williams Companies, Inc.	27,603	911,451
Southern Union Co.	11,063	465,863

Total Oil & Gas Storage & Transportation		4,316,947

Oil & Gas Refining & Marketing - 4.4%
Valero Energy Corp.	33,343	701,870
Marathon Petroleum Corp.	20,446	680,647
HollyFrontier Corp.	19,703	461,050
Sunoco, Inc.	10,705	439,119
Tesoro Corp.*	16,068	375,348
World Fuel Services Corp.	8,358	350,869

Total Oil & Gas Refining & Marketing		3,008,903

Coal & Consumable Fuels - 3.7%
Peabody Energy Corp.	18,126	600,152

Energy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Coal & Consumable Fuels - 3.7% (continued)
Consol Energy, Inc.	15,990	$586,833
Cameco Corp.	27,754	500,960
Alpha Natural Resources, Inc.*	21,267	434,485

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Coal & Consumable Fuels - 3.7% (continued)
Arch Coal, Inc.	24,504	$355,553

Total Coal & Consumable Fuels		2,477,983

Total Common Stocks (Cost $41,186,502)		67,220,701

Total Investments - 99.6% (Cost $41,186,502)		$67,220,701

Cash & Other Assets, Less Liabilities - 0.4%		290,849

Total Net Assets - 100.0%		$67,511,550

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Energy Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Equipment & Services - 71.8%
Schlumberger Ltd.	77,395	$5,286,853
Halliburton Co.	95,934	3,310,682
National Oilwell Varco, Inc.	43,959	2,988,772
Tenaris S.A. ADR	72,982	2,713,471
Baker Hughes, Inc.	53,803	2,616,978
FMC Technologies, Inc.*	39,426	2,059,220
Cameron International Corp.*	40,110	1,973,011
Weatherford International Ltd.*	132,415	1,938,556
Core Laboratories N.V.	11,437	1,303,246
Oceaneering International, Inc.	27,129	1,251,461
Oil States International, Inc.*	14,914	1,138,982
Dresser-Rand Group, Inc.*	20,877	1,041,971
McDermott International, Inc.*	83,938	966,126
Complete Production Services, Inc.*	27,824	933,773
Key Energy Services, Inc.*	58,449	904,206
Dril-Quip, Inc.*	13,698	901,602
CARBO Ceramics, Inc.	7,285	898,459
Tidewater, Inc.	18,077	891,196
Superior Energy Services, Inc.*	30,560	869,126
RPC, Inc.	46,428	847,311
SEACOR Holdings, Inc.*	8,937	795,036
Lufkin Industries, Inc.	11,593	780,325
Bristow Group, Inc.	15,789	748,241
Helix Energy Solutions Group, Inc.*	45,480	718,584

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Oil & Gas Equipment & Services - 71.8% (continued)
Hornbeck Offshore Services, Inc. — Class (mid) Warrants risk*	18,205	$564,719
ION Geophysical Corp.*	88,061	539,814
Basic Energy Services, Inc.*	27,093	533,732
Gulfmark Offshore, Inc. — Class A*	10,247	430,477
Exterran Holdings, Inc.*	35,314	321,357
Newpark Resources, Inc.*	32,797	311,572

Total Oil & Gas Equipment & Services		40,578,859

Oil & Gas Drilling - 27.7%
Seadrill Ltd.	66,593	2,209,556
Transocean Ltd.	52,755	2,025,265
Ensco plc ADR	38,324	1,798,162
Diamond Offshore Drilling, Inc.	27,805	1,536,504
Noble Corp.*	50,506	1,526,291
Helmerich & Payne, Inc.	24,450	1,426,902
Nabors Industries Ltd.*	73,143	1,268,300
Rowan Companies, Inc.*	35,716	1,083,266
Patterson-UTI Energy, Inc.	50,852	1,016,023
Atwood Oceanics, Inc.*	22,848	909,122
Unit Corp.*	18,226	845,686

Total Oil & Gas Drilling		15,645,077

Total Common Stocks (Cost $27,022,464)		56,223,936

Total Investments - 99.5% (Cost $27,022,464)		$56,223,936

Cash & Other Assets, Less Liabilities - 0.5%		290,187

Total Net Assets - 100.0%		$56,514,123

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Europe 1.25x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 71.0%
Health Care - 13.9%
Novartis AG ADR	3,427	$195,922
GlaxoSmithKline plc ADR	3,321	151,537
Sanofi ADR	3,137	114,626
AstraZeneca plc ADR	2,306	106,745
Roche Holding AG ADR	1,759	74,845

Total Health Care		643,675

Financials - 12.9%
HSBC Holdings plc ADR	4,336	165,202
Banco Santander S.A. ADR	11,535	86,743
UBS AG*	5,590	66,130
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,750	57,847
Deutsche Bank AG	1,407	53,269
Barclays plc ADR	3,801	41,773
ING Groep N.V. ADR*	5,576	39,980
Credit Suisse Group AG ADR	1,691	39,705
Allianz SE ADR	3,530	33,429
Societe Generale S.A. ADR	2,793	12,177

Total Financials		596,255

Energy - 12.4%
BP plc ADR	4,253	181,773
Royal Dutch Shell plc — Class A ADR	2,206	161,237
Total S.A. ADR	2,923	149,395
ENI SpA ADR	1,962	80,972

Total Energy		573,377

Consumer Staples - 12.2%
Nestle S.A. ADR	3,822	220,568
British American Tobacco plc ADR	1,396	132,452
Diageo plc ADR	913	79,814
Unilever N.V.	2,251	77,367
Anheuser-Busch InBev N.V. ADR	895	54,586

Total Consumer Staples		564,787

Telecommunication Services - 7.8%
Vodafone Group plc ADR	6,571	184,185
Telefonica S.A. ADR	5,143	88,408
Deutsche Telekom AG ADR	4,511	51,651
France Telecom S.A. ADR	2,442	38,242

Total Telecommunication Services		362,486

Materials - 4.8%
Rio Tinto plc ADR	1,888	92,361
BHP Billiton Ltd. ADR	1,263	89,206
Anglo American plc ADR	2,156	39,131

Total Materials		220,698

Industrials - 3.6%
Siemens AG ADR	1,076	102,876

	Shares	Value
COMMON STOCKS† - 71.0% (continued)
Industrials - 3.6% (continued)
ABB Ltd. ADR*	3,382	$63,683

Total Industrials		166,559

Information Technology - 2.0%
SAP AG ADR	1,356	71,800
Nokia Oyj ADR	4,290	20,678

Total Information Technology		92,478

Consumer Discretionary - 1.4%
Daimler AG	1,497	65,658
Total Common Stocks (Cost $2,863,863)		3,285,973

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 26.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$837,853	837,853
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	228,913	228,913
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	121,739	121,739
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	50,622	50,622

Total Repurchase Agreements (Cost $1,239,127)		1,239,127

Total Investments - 97.8% (Cost $4,102,990)		$4,525,100

Cash & Other Assets, Less Liabilities - 2.2%		101,201

Total Net Assets - 100.0%		$4,626,301

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,731,944)	57	$61,022
March 2012 Euro STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $746,684)	25	7,570

(Total Aggregate Value of Contracts $2,478,628)		$68,592
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Euro Futures Contracts (Aggregate Value of Contracts $2,427,938)	15	(25,163)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Event Driven and Distressed Strategies Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Orchard Supply Hardware Stores Corp. — Class A*,†††,5	2	$15

Total Common Stocks (Cost $139)		15

PREFERRED STOCKS - 0.0%
Orchard Supply Hardware - Class A*,†††,1,5	2	—

Total Preferred Stocks (Cost $139)		—

EXCHANGE TRADED FUNDS† - 24.3%
iShares iBoxx $ High Yield Corporate Bond Fund	32,000	2,861,760

Total Exchange Traded Funds (Cost $2,799,040)		2,861,760

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† ,2 - 51.1%
Freddie Mac 0.22% due 01/18/12	$3,000,000	2,999,976
Fannie Mae 0.23% due 04/02/12	3,000,000	2,999,850

Total Federal Agency Discount Notes (Cost $5,997,925)		5,999,826

Total Investments - 75.4% (Cost $8,797,243)		$8,861,601

Cash & Other Assets, Less Liabilities - 24.6%		2,887,905

Total Net Assets - 100.0%		$11,749,506

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $147,280)	2	$(1,373)

	Units
CORPORATE BOND INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC January 2012 iShares iBoxx High Yield Corporate Bond Fund Index Swap, Terminating 01/31/12 [3] (Notional Value $4,533,652)	50,695	$2,553

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC January 2012 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 01/31/12 (Notional Value $11,575,453)	10,388	26,964
Credit Suisse Capital LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12 [4] (Notional Value $657,807)	888	(5,066)

(Total Notional Value $12,233,260)		$21,898

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Perpetual maturity.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Total Return based on iShares iBoxx High Yield Corporate Bond Fund Index +/- financing at a variable rate.
4	Total Return based on Russell 2000 Index +/- financing at a variable rate.
5	Illiquid security.

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.7%
Diversified Banks - 15.8%
Wells Fargo & Co.	19,275	$531,219
U.S. Bancorp	11,575	313,104
Itau Unibanco Holding S.A. ADR	10,317	191,483
Banco Bradesco S.A. ADR	10,234	170,703
Royal Bank of Canada	3,170	161,543
HSBC Holdings plc ADR	4,201	160,058
ICICI Bank Ltd. ADR	6,039	159,611
Toronto-Dominion Bank	2,097	156,877
Credicorp Ltd.	1,400	153,258
Bank of Montreal	2,764	151,495
Banco Santander Brasil S.A. ADR	18,308	149,027
Banco Santander S.A. ADR	19,484	146,520
HDFC Bank Ltd. ADR	5,526	145,223
Barclays plc ADR	13,201	145,079
New York Community Bancorp, Inc.	8,129	100,556
Comerica, Inc.	3,778	97,472

Total Diversified Banks		2,933,228

Property & Casualty Insurance - 10.4%
Berkshire Hathaway, Inc. — Class B*	7,733	590,028
Travelers Companies, Inc.	3,663	216,740
ACE Ltd.	3,002	210,500
Chubb Corp.	2,747	190,147
Allstate Corp.	5,956	163,254
Progressive Corp.	7,898	154,090
XL Group plc — Class A	5,479	108,320
Cincinnati Financial Corp.	3,160	96,254
WR Berkley Corp.	2,758	94,848
Axis Capital Holdings Ltd.	2,800	89,488

Total Property & Casualty Insurance		1,913,669

Asset Management & Custody Banks - 8.3%
BlackRock, Inc. — Class A	1,391	247,932
Bank of New York Mellon Corp.	10,909	217,198
Franklin Resources, Inc.	2,043	196,251
State Street Corp.	4,762	191,956
T. Rowe Price Group, Inc.	2,892	164,699
Ameriprise Financial, Inc.	3,042	151,005
Northern Trust Corp.	3,353	132,980
Invesco Ltd.	6,507	130,726
Affiliated Managers Group, Inc.*	1,012	97,101

Total Asset Management & Custody Banks		1,529,848

Life & Health Insurance - 7.4%
MetLife, Inc.	7,941	247,600
Prudential Financial, Inc.	4,329	216,969
Aflac, Inc.	4,484	193,978
Manulife Financial Corp.	13,938	148,022
China Life Insurance Company Ltd. ADR	3,920	144,922
Principal Financial Group, Inc.	4,904	120,638
Unum Group	5,083	107,099
Lincoln National Corp.	5,460	106,033
Torchmark Corp.	2,071	89,861

Total Life & Health Insurance		1,375,122

Other Diversified Financial Services - 7.3%
JPMorgan Chase & Co.	14,903	495,525
Citigroup, Inc.	14,333	377,101

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Other Diversified Financial Services - 7.3% (continued)
Bank of America Corp.	59,427	$330,414
ING Groep N.V. ADR*	20,540	147,272

Total Other Diversified Financial Services		1,350,312

Regional Banks - 6.4%
PNC Financial Services Group, Inc.	4,224	243,598
BB&T Corp.	7,429	186,988
Fifth Third Bancorp	11,794	150,020
M&T Bank Corp.	1,791	136,725
SunTrust Banks, Inc.	7,684	136,007
KeyCorp	15,625	120,156
CIT Group, Inc.*	3,309	115,385
Huntington Bancshares, Inc.	17,643	96,860

Total Regional Banks		1,185,739

Specialized REIT’s - 5.8%
Public Storage	1,618	217,556
HCP, Inc.	4,425	183,328
Ventas, Inc.	3,204	176,637
Health Care REIT, Inc. — Class (mid) Warrants risk	2,629	143,359
Host Hotels & Resorts, Inc.	9,594	141,703
Plum Creek Timber Company, Inc.	2,905	106,207
Rayonier, Inc.	2,314	103,274

Total Specialized REIT’s		1,072,064

Retail REIT’s - 4.7%
Simon Property Group, Inc.	2,113	272,450
General Growth Properties, Inc.	11,038	165,791
Kimco Realty Corp.	6,949	112,852
Macerich Co.	2,222	112,433
Federal Realty Investment Trust	1,142	103,636
Realty Income Corp.	2,680	93,693

Total Retail REIT’s		860,855

Investment Banking & Brokerage - 4.3%
Goldman Sachs Group, Inc.	3,121	282,232
Morgan Stanley	15,540	235,120
Charles Schwab Corp.	14,150	159,329
TD Ameritrade Holding Corp.	7,978	124,856

Total Investment Banking & Brokerage		801,537

Consumer Finance - 4.2%
American Express Co.	6,686	315,379
Capital One Financial Corp.	4,334	183,285
Discover Financial Services	6,479	155,496
SLM Corp.	8,562	114,731

Total Consumer Finance		768,891

Specialized Finance - 3.8%
CME Group, Inc. — Class A	709	172,762
IntercontinentalExchange, Inc.*	1,063	128,145
Moody’s Corp.	3,459	116,499
NYSE Euronext	4,171	108,863
NASDAQ OMX Group, Inc.*	3,636	89,118
MSCI, Inc. — Class A*	2,570	84,630

Total Specialized Finance		700,017

Residential REIT’s - 3.4%
Equity Residential	3,179	181,298
AvalonBay Communities, Inc.	1,194	155,936
UDR, Inc.	4,158	104,366

Financial Services Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Residential REIT’s - 3.4% (continued)
Essex Property Trust, Inc.	690	$96,952
Camden Property Trust	1,525	94,916

Total Residential REIT’s		633,468

Multi-Line Insurance - 3.1%
American International Group, Inc.*	12,360	286,752
Loews Corp.	4,410	166,036
Hartford Financial Services Group, Inc.	7,191	116,854

Total Multi-Line Insurance		569,642

Office REIT’s - 2.6%
Boston Properties, Inc.	1,713	170,615
Digital Realty Trust, Inc.	1,723	114,872
SL Green Realty Corp.	1,584	105,558
Alexandria Real Estate Equities, Inc.	1,331	91,799

Total Office REIT’s		482,844

Diversified Capital Markets - 2.5%
Deutsche Bank AG	4,336	164,161
Credit Suisse Group AG ADR	6,375	149,685
UBS AG*	12,459	147,390

Total Diversified Capital Markets		461,236

Insurance Brokers - 1.9%
Marsh & McLennan Companies, Inc.	5,686	179,791
Aon Corp.	3,634	170,071

Total Insurance Brokers		349,862

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Reinsurance - 1.5%
Arch Capital Group Ltd.*	2,590	$96,426
Everest Re Group Ltd.	1,093	91,910
PartnerRe Ltd.	1,392	89,380

Total Reinsurance		277,716

Mortgage REIT’s - 1.5%
Annaly Capital Management, Inc.	10,410	166,144
American Capital Agency Corp. — Class (mid) Warrants risk	3,764	105,693

Total Mortgage REIT’s		271,837

Diversified REIT’s - 0.9%
Vornado Realty Trust	2,182	167,709

Industrial REIT’s - 0.9%
ProLogis, Inc.	5,596	159,990

Forest Products - 0.8%
Weyerhaeuser Co.	7,738	144,468

Real Estate Operating Companies - 0.7%
Brookfield Office Properties, Inc.	7,780	121,679

Multi-Sector Holdings - 0.5%
Leucadia National Corp.	4,455	101,307

Real Estate Services - 0.5%
CBRE Group, Inc. — Class A*	6,295	95,810

Thrifts & Mortgage Finance - 0.5%
People’s United Financial, Inc.	7,175	92,199

Total Common Stocks (Cost $15,544,295)		18,421,049

Total Investments - 99.7% (Cost $15,544,295)		$18,421,049

Cash & Other Assets, Less Liabilities - 0.3%		62,143

Total Net Assets - 100.0%		$18,483,192

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 94.4%
U.S. Treasury Bond 3.12% due 11/15/41	$239,614,000	$250,396,630

Total U.S. Government Securities (Cost $247,533,457)		250,396,630

REPURCHASE AGREEMENTS††,1 - 4.2%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	7,473,718	7,473,718
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	2,041,920	2,041,920
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	1,085,925	1,085,925
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	451,551	451,551

Total Repurchase Agreements (Cost $11,053,114)		11,053,114

Total Investments - 98.6% (Cost $258,586,571)		$261,449,744

Cash & Other Assets, Less Liabilities - 1.4%		3,684,788

Total Net Assets - 100.0%		$265,134,532

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $81,215,063)	507	$798,158

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Health Care Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 33.9%
Johnson & Johnson	25,096	$1,645,796
Pfizer, Inc.	74,014	1,601,663
Merck & Company, Inc.	35,350	1,332,695
Abbott Laboratories	20,395	1,146,811
Bristol-Myers Squibb Co.	27,276	961,206
Eli Lilly & Co.	20,762	862,869
Teva Pharmaceutical Industries Ltd. ADR	18,167	733,220
Allergan, Inc.	7,368	646,468
Mylan, Inc.*	17,446	374,391
Novartis AG ADR	6,539	373,835
GlaxoSmithKline plc ADR	8,054	367,504
Sanofi ADR	10,020	366,131
Perrigo Co.	3,720	361,956
Valeant Pharmaceuticals International, Inc.*	7,606	355,124
Forest Laboratories, Inc.*	11,547	349,412
AstraZeneca plc ADR	7,328	339,213
Watson Pharmaceuticals, Inc.*	5,485	330,965
Hospira, Inc.*	9,241	280,649
Warner Chilcott plc — Class A*	15,780	238,751
Endo Pharmaceuticals Holdings, Inc.*	6,640	229,279
Salix Pharmaceuticals Ltd.*	4,437	212,310
Questcor Pharmaceuticals, Inc.*	4,610	191,684
Medicis Pharmaceutical Corp. — Class A	5,320	176,890

Total Pharmaceuticals		13,478,822

Health Care Equipment - 16.7%
Medtronic, Inc.	20,852	797,589
Baxter International, Inc.	12,857	636,164
Covidien plc	12,790	575,678
Stryker Corp.	10,913	542,485
Intuitive Surgical, Inc.*	1,151	532,925
Becton Dickinson and Co.	6,556	489,864
Zimmer Holdings, Inc.*	7,388	394,667
St. Jude Medical, Inc.	11,503	394,553
Boston Scientific Corp.*	63,835	340,879
Edwards Lifesciences Corp.*	4,800	339,360
Varian Medical Systems, Inc.*	4,995	335,314
CR Bard, Inc.	3,842	328,491
CareFusion Corp.*	11,584	294,349
Hologic, Inc.*	15,140	265,101
ResMed, Inc.*	9,358	237,693
MAKO Surgical Corp.*	4,820	121,512

Total Health Care Equipment		6,626,624

Biotechnology - 15.6%
Amgen, Inc.	15,048	966,232
Gilead Sciences, Inc.*	16,655	681,689
Celgene Corp.*	10,015	677,014
Biogen Idec, Inc.*	5,696	626,845
Alexion Pharmaceuticals, Inc.*	6,402	457,743
Pharmasset, Inc.*	3,191	409,086
Vertex Pharmaceuticals, Inc.*	10,121	336,118
Regeneron Pharmaceuticals, Inc.*	5,031	278,868
BioMarin Pharmaceutical, Inc.*	7,110	244,442
Onyx Pharmaceuticals, Inc.*	4,950	217,553
United Therapeutics Corp.*	4,510	213,098

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Biotechnology - 15.6% (continued)
Cubist Pharmaceuticals, Inc.*	4,930	$195,327
Cepheid, Inc.*	5,370	184,782
Seattle Genetics, Inc.*	10,090	168,654
Ariad Pharmaceuticals, Inc.*	13,200	161,700
Human Genome Sciences, Inc.*	20,071	148,325
Dendreon Corp.*	17,340	131,784
InterMune, Inc. — Class (mid) Warrants risk*	7,070	89,082

Total Biotechnology		6,188,342

Managed Health Care - 9.9%
UnitedHealth Group, Inc.	17,981	911,277
WellPoint, Inc.	8,826	584,723
Aetna, Inc.	11,552	487,379
Humana, Inc.	5,222	457,499
Cigna Corp.	9,891	415,422
Coventry Health Care, Inc.*	8,236	250,127
Healthspring, Inc.*	4,232	230,813
AMERIGROUP Corp.*	3,610	213,279
Centene Corp.*	4,550	180,135
WellCare Health Plans, Inc.*	3,380	177,450

Total Managed Health Care		3,908,104

Health Care Services - 6.6%
Express Scripts, Inc.*	12,536	560,234
Medco Health Solutions, Inc.*	10,012	559,671
Quest Diagnostics, Inc.	6,444	374,139
Laboratory Corporation of America Holdings*	4,186	359,870
DaVita, Inc.*	4,329	328,181
Omnicare, Inc.	7,109	244,905
HMS Holdings Corp.*	6,310	201,794

Total Health Care Services		2,628,794

Life Sciences Tools & Services - 6.6%
Thermo Fisher Scientific, Inc.*	11,049	496,874
Agilent Technologies, Inc.*	12,464	435,368
Life Technologies Corp.*	8,282	322,253
Waters Corp.*	4,228	313,083
Mettler-Toledo International, Inc.*	1,760	259,970
Illumina, Inc.*	8,385	255,575
Covance, Inc.*	4,472	204,460
PerkinElmer, Inc.	9,501	190,020
Charles River Laboratories International, Inc.*	5,170	141,296

Total Life Sciences Tools & Services		2,618,899

Health Care Distributors - 4.7%
McKesson Corp.	6,676	520,127
Cardinal Health, Inc.	11,099	450,730
AmerisourceBergen Corp. — Class A	10,266	381,793
Henry Schein, Inc.*	4,594	295,991
Patterson Companies, Inc.	7,495	221,252

Total Health Care Distributors		1,869,893

Health Care Technology - 2.4%
Cerner Corp.*	6,528	399,840
Allscripts Healthcare Solutions, Inc.*	12,385	234,572
Quality Systems, Inc.	4,920	181,991

Health Care Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care Technology - 2.4% (continued)
athenahealth, Inc.*	2,950	$144,904

Total Health Care Technology		961,307

Health Care Facilities - 1.9%
HCA Holdings, Inc.*	16,870	371,646
Universal Health Services, Inc. — Class B	6,202	241,010
Community Health Systems, Inc.*	8,740	152,513

Total Health Care Facilities		765,169

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care Supplies - 1.3%
DENTSPLY International, Inc.	7,603	$266,029
Cooper Companies, Inc.	3,229	227,709

Total Health Care Supplies		493,738

Total Common Stocks (Cost $31,866,641)		39,539,692

Total Investments - 99.6% (Cost $31,866,641)		$39,539,692

Cash & Other Assets, Less Liabilities - 0.4%		163,493

Total Net Assets - 100.0%		$39,703,185

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

High Yield Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
EXCHANGE TRADED FUNDS† - 0.9%
iShares iBoxx $ High Yield Corporate Bond Fund	39,389	$3,522,558

Total Exchange Traded Funds (Cost $3,260,413)		3,522,558

Total Investments - 0.9% (Cost $3,260,413)		$3,522,558

Cash & Other Assets, Less Liabilities - 99.1%		376,748,221

Total Net Assets - 100.0%		$380,270,779

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $237,517,805)	1,927	$1,026,084

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,1

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Payments Received	Unrealized Appreciation
CDX.NA.HY-17 Index	Goldman Sachs International	5.00%	12/20/16	$2,450,000	$(2,278,500)	$(232,814)	$61,314
CDX.NA.HY-17 Index	Credit Suisse International	5.00%	12/20/16	120,540,000	(112,102,200)	(9,095,813)	658,013
CDX.NA.HY-17 Index	Barclays Capital	5.00%	12/20/16	272,440,000	(253,369,200)	(20,998,330)	1,927,530

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Credit Default Swaps - See Note 4.

Internet Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.4%
Internet Software & Services - 45.8%
Google, Inc. — Class A*	809	$522,533
Baidu, Inc. ADR*	2,096	244,121
eBay, Inc.*	7,280	220,802
Yahoo!, Inc.*	10,301	166,155
Akamai Technologies, Inc.*	2,924	94,387
LinkedIn Corp. — Class A*	1,415	89,159
VeriSign, Inc.	2,339	83,549
Rackspace Hosting, Inc.*	1,905	81,934
Equinix, Inc.*	794	80,512
Sina Corp.*	1,474	76,648
IAC/InterActiveCorp.	1,565	66,669
MercadoLibre, Inc.	837	66,575
Sohu.com, Inc.*	1,052	52,600
WebMD Health Corp. — Class A*	1,302	48,890
AOL, Inc.*	2,952	44,575
j2 Global, Inc.	1,522	42,829
RightNow Technologies, Inc.*	985	42,089
ValueClick, Inc.*	2,573	41,914
Open Text Corp.*	815	41,679
VistaPrint N.V.*	1,223	37,424
Ancestry.com, Inc.*	1,579	36,254
Monster Worldwide, Inc.*	4,406	34,940
Youku, Inc. ADR*	2,220	34,787
OpenTable, Inc.*	798	31,226
Constant Contact, Inc.*	1,270	29,477
Digital River, Inc.*	1,782	26,766
Earthlink, Inc.	3,813	24,556
Travelzoo, Inc.*	837	20,573

Total Internet Software & Services		2,383,623

Communications Equipment - 20.5%
Cisco Systems, Inc.	19,151	346,250
QUALCOMM, Inc.	6,308	345,048
Juniper Networks, Inc.*	6,043	123,338

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications Equipment - 20.5% (continued)
Research In Motion Ltd.*	7,609	$110,330
F5 Networks, Inc.*	985	104,528
Ciena Corp.*	3,432	41,527

Total Communications Equipment		1,071,021

Internet Retail - 13.0%
Amazon.com, Inc.*	1,786	309,157
Priceline.com, Inc.*	379	177,262
Netflix, Inc.*	993	68,805
Expedia, Inc.	1,722	49,958
TripAdvisor, Inc.*	1,722	43,399
Shutterfly, Inc.*	1,383	31,477

Total Internet Retail		680,058

Systems Software - 7.9%
Symantec Corp.*	7,709	120,646
Check Point Software Technologies Ltd.*	2,200	115,588
Red Hat, Inc.*	2,258	93,233
BMC Software, Inc.*	2,504	82,081

Total Systems Software		411,548

Movies & Entertainment - 4.2%
Time Warner, Inc.	5,986	216,334

Application Software - 4.1%
Intuit, Inc.	2,668	140,310
TIBCO Software, Inc.*	3,031	72,471

Total Application Software		212,781

Semiconductors - 2.8%
Broadcom Corp. — Class A*	4,925	144,598

Investment Banking & Brokerage - 1.1%
E*Trade Financial Corp.*	7,056	56,166

Total Common Stocks (Cost $2,539,824)		5,176,129

Total Investments - 99.4% (Cost $2,539,824)		$5,176,129

Cash & Other Assets, Less Liabilities - 0.6%		33,700

Total Net Assets - 100.0%		$5,209,829

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 67.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$1,320,595	$1,320,595
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	360,804	360,804
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	191,881	191,881
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	79,789	79,789

Total Repurchase Agreements (Cost $1,953,069)		1,953,069

Total Investments - 67.8% (Cost $1,953,069)		$1,953,069

Cash & Other Assets, Less Liabilities - 32.2%		929,580

Total Net Assets - 100.0%		$2,882,649

	Contracts	Unrealized Gain
FUTURE CONTRACTS SOLD SHORT†
March 2012 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $138,150)	3	$43

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/12 [2] (Notional Value $5,587,042)	2,330	$23,219

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

Inverse Government Long Bond Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 51.5%
Farmer Mac[1]
0.15% due 03/23/12	$40,000,000	$39,998,240
0.11% due 02/29/12	25,000,000	24,999,200

Total Farmer Mac		64,997,440

Freddie Mac[2]
0.12% due 01/24/12	25,000,000	24,999,700
0.19% due 05/15/12	25,000,000	24,998,150
0.06% due 05/29/12	15,000,000	14,998,770

Total Freddie Mac		64,996,620

Federal Farm Credit Bank[1]
0.19% due 05/31/12	25,000,000	24,997,925

Total Federal Agency Discount Notes (Cost $154,933,222)		154,991,985

FEDERAL AGENCY NOTES†† - 41.6%
Federal Home Loan Bank[1]
0.25% due 06/21/12	25,000,000	25,010,150
0.25% due 07/02/12	25,000,000	25,006,975
0.20% due 06/15/12	25,000,000	25,005,500
0.23% due 06/28/12	25,000,000	25,004,025

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 41.6% (continued)
0.12% due 02/24/12	$25,000,000	$25,000,000

Total Federal Home Loan Bank		125,026,650

Total Federal Agency Notes (Cost $124,995,827)		125,026,650

INDIVIDUAL REPURCHASE AGREEMENT††,3 - 80.8%
Barclays Capital issued 12/30/11 at (0.05)% due 01/03/12 (Secured by a U.S. Treasury Bond, at a rate of 3.125% and maturing 11/15/41 as collateral, with a Value of $249,046,976) to be repurchased at $243,264,082	243,265,434	243,265,434

Total Individual Repurchase Agreement (Cost $243,265,434)		243,265,434

Total Long Investments - 173.9% (Cost $523,194,483)		$523,284,069

	Face Amount	Value
U.S. Government Securities Sold Short† - (73.4)%
U.S. Treasury Bond
3.12% due 11/15/41	211,262,000	(220,768,790)

Total U.S. Government Securities Sold Short (Proceeds $220,180,732)		(220,768,790)

Liabilities, Less Cash & Other Assets - (0.5)%		(1,647,806)

Total Net Assets - 100.0%		$300,867,473

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $97,554,188)	609	$(643,188)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	All or portion of this security is pledged as short collateral at December 31, 2011.

Inverse High Yield Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 89.4%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$3,911,007	$3,911,007
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	1,068,540	1,068,540
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	568,266	568,266
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	236,297	236,297

Total Repurchase Agreements (Cost $5,784,110)		5,784,110

Total Investments - 89.4% (Cost $5,784,110)		$5,784,110

Cash & Other Assets, Less Liabilities - 10.6%		687,309

Total Net Assets - 100.0%		$6,471,419

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $4,437,281)	36	$(4,068)

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY-17 Index	Barclays Capital	5.00%	12/20/16	$3,920,000	$3,645,600	$267,498	$6,902
CDX.NA.HY-17 Index	Goldman Sachs International	5.00%	12/20/16	2,450,000	2,278,500	232,814	(61,314)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Inverse Mid-Cap Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 88.3%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$2,334,122	$2,334,122
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	637,714	637,714
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	339,146	339,146
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	141,024	141,024

Total Repurchase Agreements (Cost $3,452,006)		3,452,006

Total Investments - 88.3% (Cost $3,452,006)		$3,452,006

Cash & Other Assets, Less Liabilities - 11.7%		457,961

Total Net Assets - 100.0%		$3,909,967

	Contracts	Unrealized Gain
FUTURE CONTRACTS SOLD SHORT†
March 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $524,640)	6	$7,060

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 S&P MidCap 400 Index Swap, Terminating 01/27/12[2] (Notional Value $965,354)	1,098	$8,532
Credit Suisse Capital, LLC January 2012 S&P MidCap 400 Index Swap, Terminating 01/31/12[2] (Notional Value $1,232,825)	1,402	5,586
Morgan Stanley Capital Services, Inc. January 2012 S&P MidCap 400 Index Swap, Terminating 01/30/12[2] (Notional Value $398,813)	454	3,511
Barclays Bank plc January 2012 S&P MidCap 400 Index Swap, Terminating 01/31/12[2] (Notional Value $824,957)	938	3,298

(Total Notional Value $3,421,949)		$20,927

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 85.6%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$9,792,018	$9,792,018
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	2,675,311	2,675,311
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	1,422,772	1,422,772
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	591,619	591,619

Total Repurchase Agreements (Cost $14,481,720)		14,481,720

Total Investments - 85.6% (Cost $14,481,720)		$14,481,720

Cash & Other Assets, Less Liabilities - 14.4%		2,429,209

Total Net Assets - 100.0%		$16,910,929

	Contracts	Unrealized Gain
FUTURE CONTRACTS SOLD SHORT†
March 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $2,453,490)	54	$13,618

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 NASDAQ-100 Index Swap, Terminating 01/27/12[2] (Notional Value $5,409,432)	2,375	$35,860
Credit Suisse Capital, LLC January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[2] (Notional Value $7,151,547)	3,140	21,989
Barclays Bank plc January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12[2] (Notional Value $1,265,475)	556	3,926
Morgan Stanley Capital Services, Inc. January 2012 NASDAQ-100 Index Swap, Terminating 01/30/12[2] (Notional Value $586,976)	258	3,875

(Total Notional Value $14,413,430)		$65,650

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 81.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$9,527,614	$9,527,614
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	2,603,072	2,603,072
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	1,384,354	1,384,354
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	575,644	575,644

Total Repurchase Agreements (Cost $14,090,684)		14,090,684

Total Investments - 81.8% (Cost $14,090,684)		$14,090,684

Cash & Other Assets, Less Liabilities - 18.2%		3,132,792

Total Net Assets - 100.0%		$17,223,476

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,682,000)	50	$(77,325)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 Russell 2000 Index Swap, Terminating 01/27/12[2] (Notional Value $4,920,401)	6,641	$50,825
Credit Suisse Capital, LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12[2] (Notional Value $7,389,636)	9,974	38,679
Morgan Stanley Capital Services, Inc. January 2012 Russell 2000 Index Swap, Terminating 01/30/12[2] (Notional Value $366,391)	495	4,869
Barclays Bank plc January 2012 Russell 2000 Index Swap, Terminating 01/31/12[2] (Notional Value $794,795)	1,073	4,359

(Total Notional Value $13,471,223)		$98,732

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 55.6%
Freddie Mac[1]
0.11% due 02/06/12	$25,000,000	$24,999,525
0.09% due 02/21/12	25,000,000	24,999,325
0.08% due 04/02/12	15,000,000	14,999,250

Total Freddie Mac		64,998,100

Fannie Mae[1]
0.14% due 02/17/12	15,000,000	14,999,625
0.08% due 04/04/12	15,000,000	14,999,235
0.19% due 05/01/12	10,000,000	9,999,340

Total Fannie Mae		39,998,200

Federal Farm Credit Bank[2]
0.14% due 05/15/12	15,000,000	14,998,890

Federal Home Loan Bank[2]
0.06% due 05/01/12	10,000,000	9,999,340

Total Federal Agency Discount Notes (Cost $129,968,843)		129,994,530

FEDERAL AGENCY NOTES†† - 8.5%
Federal Home Loan Bank[2]
0.13% due 05/15/12	20,000,000	20,000,720

Total Federal Agency Notes (Cost $19,996,026)		20,000,720

Total Investments - 64.1% (Cost $149,964,869)		$149,995,250

Cash & Other Assets, Less Liabilities - 35.9%		83,986,419

Total Net Assets - 100.0%		$233,981,669

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,690,725)	43	$(34,988)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2012 S&P 500 Index Swap, Terminating 01/27/12[3] (Notional Value $103,124,673)	82,001	$529,991
Credit Suisse Capital, LLC January 2012 S&P 500 Index Swap, Terminating 01/31/12[3] (Notional Value $105,315,083)	83,743	441,192
Barclays Bank plc January 2012 S&P 500 Index Swap, Terminating 01/31/12[3] (Notional Value $16,929,891)	13,462	72,425
Morgan Stanley Capital Services, Inc. January 2012 S&P 500 Index Swap, Terminating 01/30/12[3] (Notional Value $4,700,773)	3,738	27,883

(Total Notional Value $230,070,420)		$1,071,491

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

Japan 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 79.6%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$1,421,239	$1,421,239
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	388,302	388,302
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	206,505	206,505
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	85,869	85,869

Total Repurchase Agreements (Cost $2,101,915)		2,101,915

Total Investments - 79.6% (Cost $2,101,915)		$2,101,915

Cash & Other Assets, Less Liabilities - 20.4%		538,905

Total Net Assets - 100.0%		$2,640,820

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 Japanese Yen Futures Contracts (Aggregate Value of Contracts $5,366,625)	33	$38,330

FUTURES CONTRACTS PURCHASED†
March 2012 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $5,278,125)	125	(75,324)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.

Leisure Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6%
Restaurants - 15.8%
McDonald’s Corp.	2,969	$297,880
Starbucks Corp.	3,778	173,826
Yum! Brands, Inc.	2,581	152,305
Chipotle Mexican Grill, Inc. — Class A*	299	100,984
Darden Restaurants, Inc.	1,603	73,065
Panera Bread Co. — Class A*	438	61,955
Brinker International, Inc.	1,650	44,154
Wendy’s Co.	7,958	42,655
Domino’s Pizza, Inc.*	1,231	41,792
Cheesecake Factory, Inc.*	1,294	37,979
Buffalo Wild Wings, Inc.*	497	33,552
BJ’s Restaurants, Inc.*	731	33,129

Total Restaurants		1,093,276

Movies & Entertainment - 13.5%
Walt Disney Co.	6,594	247,275
News Corp. — Class A	11,364	202,734
Time Warner, Inc.	4,952	178,965
Viacom, Inc. — Class B	3,308	150,216
Cinemark Holdings, Inc. — Class (mid) Warrants risk	2,426	44,857
Regal Entertainment Group — Class A	3,258	38,901
Live Nation Entertainment, Inc.*	4,455	37,021
DreamWorks Animation SKG, Inc. — Class A*	2,031	33,704

Total Movies & Entertainment		933,673

Cable & Satellite - 12.5%
Comcast Corp. — Class A	9,493	225,079
DIRECTV — Class A*	3,782	161,718
Time Warner Cable, Inc.	2,082	132,353
DISH Network Corp. — Class A	3,746	106,686
Liberty Global, Inc. — Class A*	2,417	99,170
Virgin Media, Inc.	3,338	71,366
Cablevision Systems Corp. — Class A	4,908	69,792

Total Cable & Satellite		866,164

Tobacco - 11.9%
Philip Morris International, Inc.	4,356	341,859
Altria Group, Inc.	7,609	225,607
Reynolds American, Inc.	3,445	142,692
Lorillard, Inc.	1,014	115,596

Total Tobacco		825,754

Casinos & Gaming - 8.8%
Las Vegas Sands Corp.*	4,167	178,056
Wynn Resorts Ltd.	1,011	111,705
Melco Crown Entertainment Ltd. ADR*	9,556	91,929
MGM Resorts International*	6,810	71,028
International Game Technology	4,018	69,110
Penn National Gaming, Inc.*	1,353	51,509
Bally Technologies, Inc.*	987	39,046

Total Casinos & Gaming		612,383

Hotels, Resorts & Cruise Lines - 7.6%
Carnival Corp.	4,514	147,337
Starwood Hotels & Resorts Worldwide, Inc.	1,936	92,870

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Hotels, Resorts & Cruise Lines - 7.6% (continued)
Marriott International, Inc. — Class A	3,173	$92,556
Wyndham Worldwide Corp.	1,955	73,958
Royal Caribbean Cruises Ltd.	2,692	66,681
Ctrip.com International Ltd. ADR*	2,265	53,001

Total Hotels, Resorts & Cruise Lines		526,403

Broadcasting - 7.2%
CBS Corp. — Class B	4,875	132,308
Discovery Communications, Inc. — Class A*	2,950	120,861
Liberty Media Corp. - Liberty Capital — Class A*	1,187	92,645
Grupo Televisa SAB ADR	3,860	81,292
Scripps Networks Interactive, Inc. — Class A	1,780	75,508

Total Broadcasting		502,614

Publishing - 5.2%
Thomson Reuters Corp.	5,224	139,324
McGraw-Hill Companies, Inc.	2,398	107,838
Gannett Company, Inc.	3,906	52,223
Meredith Corp.	1,081	35,295
Valassis Communications, Inc.*	1,404	26,999

Total Publishing		361,679

Brewers - 3.8%
Cia de Bebidas das Americas ADR	2,580	93,112
Anheuser-Busch InBev N.V. ADR	1,413	86,179
Molson Coors Brewing Co. — Class B	1,904	82,900

Total Brewers		262,191

Distillers & Vintners - 3.6%
Brown-Forman Corp. — Class B	1,249	100,557
Beam, Inc.	1,654	84,734
Constellation Brands, Inc. — Class A*	3,009	62,196

Total Distillers & Vintners		247,487

Leisure Products - 3.5%
Mattel, Inc.	3,219	89,359
Hasbro, Inc.	1,832	58,422
Polaris Industries, Inc.	1,005	56,260
Brunswick Corp.	2,154	38,901

Total Leisure Products		242,942

Home Entertainment Software - 3.1%
Activision Blizzard, Inc.	9,031	111,262
Electronic Arts, Inc.*	3,650	75,190
Take-Two Interactive Software, Inc.*	2,299	31,151

Total Home Entertainment Software		217,603

Leisure Facilities - 1.8%
Six Flags Entertainment Corp.	1,095	45,158
Life Time Fitness, Inc.*	889	41,561
Vail Resorts, Inc.	851	36,048

Total Leisure Facilities		122,767

Leisure Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Motorcycle Manufacturers - 1.3%
Harley-Davidson, Inc.	2,307	$89,673

Total Common Stocks (Cost $5,767,620)		6,904,609

	Shares	Value
WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	350	$7

Total Warrants (Cost $–)		7

Total Investments - 99.6% (Cost $5,767,620)		$6,904,616

Cash & Other Assets, Less Liabilities - 0.4%		29,224

Total Net Assets - 100.0%		$6,933,840

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

ADR	American Depositary Receipt

Long Short Equity Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 17.0%
Federal Home Loan Bank[1]
0.13% due 05/15/12	$1,000,000	$1,000,036

Total Federal Agency Notes (Cost $999,802)		1,000,036
REPURCHASE AGREEMENTS††,2 - 53.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	2,140,331	2,140,331
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	584,767	584,767
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	310,988	310,988
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	129,316	129,316

Total Repurchase Agreements (Cost $3,165,402)		3,165,402

Total Long Investments - 70.8% (Cost $4,165,204)		$4,165,438

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (11.0)%
Industrial Select Sector SPDR Fund	19,200	$(648,000)

Total Exchange Traded Funds Sold Short (Proceeds $640,788)		(648,000)

Cash & Other Assets, Less Liabilities - 40.2%		2,365,453

Total Net Assets - 100.0%		$5,882,891

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $1,969,240)	28	$15,154
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,399,160)	19	(7,318)

(Total Aggregate Value of Contracts $3,368,400)		$7,836

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 3.

Long Short Interest Rate Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 78.8%
Freddie Mac[1]
0.22% due 01/18/12	$10,000,000	$9,999,920
0.23% due 03/14/12	10,000,000	9,999,610

Total Freddie Mac		19,999,530

Federal Home Loan Bank[2]
0.20% due 02/13/12	10,000,000	9,999,770
0.12% due 10/22/12	10,000,000	9,992,680

Total Federal Home Loan Bank		19,992,450

Fannie Mae[1]
0.23% due 02/21/12	10,000,000	9,999,730
0.23% due 04/02/12	5,000,000	4,999,750

Total Fannie Mae		14,999,480

Federal Farm Credit Bank[2]
0.26% due 03/08/12	15,000,000	14,999,460

Farmer Mac[2]
0.20% due 05/11/12	15,000,000	14,998,920

Total Federal Agency Discount Notes (Cost $84,958,113)		84,989,840

FEDERAL AGENCY NOTES†† - 13.9%
Federal Farm Credit Bank[2]
0.24% due 06/20/12	15,000,000	15,005,490

Total Federal Agency Notes (Cost $15,000,771)		15,005,490

REPURCHASE AGREEMENTS††,3 - 7.2%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	5,220,460	5,220,460
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	1,426,300	1,426,300
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	758,528	758,528
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	315,412	315,412

Total Repurchase Agreements (Cost $7,720,700)		7,720,700

Total Investments - 99.9% (Cost $107,679,584)		$107,716,030

Cash & Other Assets, Less Liabilities - 0.1%		142,660

Total Net Assets - 100.0%		$107,858,690

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $30,282,656)	231	$432,790
March 2012 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $11,425,375)	79	301,073
March 2012 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $8,806,875)	55	295,545
March 2012 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $30,695,086)	249	180,429
March 2012 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $35,513,078)	161	19,892

(Total Aggregate Value of Contracts $116,723,070)		$1,229,729

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
3	Repurchase Agreements — See Note 3.

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 78.6%
Financials - 16.2%
Macerich Co.	2,180	$110,308
SL Green Realty Corp.	1,430	95,295
Federal Realty Investment Trust	1,050	95,287
UDR, Inc.	3,630	91,113
New York Community Bancorp, Inc.	7,251	89,695
Rayonier, Inc.	2,008	89,617
Affiliated Managers Group, Inc.*	880	84,436
Essex Property Trust, Inc.	569	79,950
Realty Income Corp.	2,220	77,611
Everest Re Group Ltd.	890	74,840
Camden Property Trust	1,180	73,443
Alexandria Real Estate Equities, Inc.	1,037	71,522
MSCI, Inc. — Class A*	1,990	65,531
Reinsurance Group of America, Inc. — Class A	1,220	63,745
BRE Properties, Inc.	1,250	63,100
WR Berkley Corp.	1,834	63,071
Arthur J Gallagher & Co.	1,870	62,533
Senior Housing Properties Trust	2,698	60,543
Taubman Centers, Inc.	960	59,616
Liberty Property Trust	1,929	59,568
Fidelity National Financial, Inc. — Class A	3,634	57,890
Regency Centers Corp.	1,487	55,941
Cullen	1,018	53,862
Transatlantic Holdings, Inc.	957	52,377
Raymond James Financial, Inc.	1,690	52,322
HCC Insurance Holdings, Inc.	1,886	51,865
Duke Realty Corp.	4,194	50,538
Commerce Bancshares, Inc.	1,307	49,823
First Niagara Financial Group, Inc.	5,757	49,683
American Campus Communities, Inc.	1,180	49,513
East West Bancorp, Inc.	2,477	48,921
American Financial Group, Inc.	1,275	47,035
Hospitality Properties Trust	2,039	46,856
Home Properties, Inc.	805	46,344
Signature Bank*	760	45,592
National Retail Properties, Inc.	1,712	45,163
Eaton Vance Corp.	1,902	44,963
Hancock Holding Co.	1,400	44,758
Jones Lang LaSalle, Inc.	720	44,107
Weingarten Realty Investors	2,006	43,771
Brown & Brown, Inc.	1,920	43,450
SEI Investments Co.	2,426	42,091
Old Republic International Corp.	4,238	39,286
Mack-Cali Realty Corp.	1,450	38,700
Valley National Bancorp	3,099	38,335
Highwoods Properties, Inc.	1,210	35,901
Waddell & Reed Financial, Inc. — Class A	1,418	35,124
SVB Financial Group*	718	34,241
City National Corp.	773	34,151
Bank of Hawaii Corp.	767	34,124
Jefferies Group, Inc.	2,420	33,275

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Financials - 16.2% (continued)
Omega Healthcare Investors, Inc.	1,710	$33,088
Fulton Financial Corp.	3,320	32,569
Associated Banc-Corp.	2,880	32,170
Prosperity Bancshares, Inc.	780	31,473
Aspen Insurance Holdings Ltd.	1,170	31,005
Protective Life Corp.	1,373	30,975
FirstMerit Corp.	1,816	27,476
Mercury General Corp.	600	27,372
TCF Financial Corp.	2,620	27,038
StanCorp Financial Group, Inc.	733	26,938
Hanover Insurance Group, Inc.	745	26,038
Trustmark Corp.	1,070	25,990
Corporate Office Properties Trust	1,200	25,512
Washington Federal, Inc.	1,792	25,070
Webster Financial Corp.	1,217	24,815
Kemper Corp.	830	24,244
First American Financial Corp.	1,746	22,122
Apollo Investment Corp.	3,268	21,046
Potlatch Corp.	667	20,750
Westamerica Bancorporation	467	20,501
Cathay General Bancorp	1,310	19,558
Janus Capital Group, Inc.	3,096	19,536
Synovus Financial Corp.	13,020	18,358
Greenhill & Company, Inc.	480	17,458
Equity One, Inc.	988	16,776
International Bancshares Corp.	880	16,135
BancorpSouth, Inc.	1,205	13,279
Astoria Financial Corp.	1,390	11,801

Total Financials		3,589,919

Industrials - 13.1%
Kansas City Southern*	1,820	123,778
AMETEK, Inc.	2,650	111,565
Donaldson Company, Inc.	1,242	84,555
AGCO Corp.*	1,610	69,182
KBR, Inc.	2,461	68,588
J.B. Hunt Transport Services, Inc.	1,491	67,199
BE Aerospace, Inc.*	1,708	66,117
Hubbell, Inc. — Class B	979	65,456
Gardner Denver, Inc.	842	64,885
Waste Connections, Inc.	1,855	61,475
Kirby Corp.*	926	60,968
Wabtec Corp.	800	55,960
MSC Industrial Direct Co., Inc. — Class A	759	54,306
Pentair, Inc.	1,630	54,263
Lincoln Electric Holdings, Inc.	1,384	54,142
Timken Co.	1,390	53,807
Towers Watson & Co. — Class A	856	51,300
IDEX Corp.	1,380	51,212
SPX Corp.	848	51,109
Clean Harbors, Inc.*	790	50,347
Manpower, Inc.	1,355	48,441
Kennametal, Inc.	1,312	47,914
Thomas & Betts Corp.*	866	47,284
URS Corp.*	1,320	46,358
Carlisle Companies, Inc.	1,013	44,876
Alaska Air Group, Inc.*	590	44,303

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Industrials - 13.1% (continued)
Fortune Brands Home & Security, Inc.*	2,584	$44,006
Copart, Inc.*	888	42,526
Triumph Group, Inc.	717	41,909
CLARCOR, Inc.	830	41,492
Woodward, Inc.	1,000	40,930
Nordson Corp.	988	40,686
Graco, Inc.	990	40,481
Trinity Industries, Inc.	1,340	40,280
AECOM Technology Corp.*	1,910	39,289
Crane Co.	810	37,835
Landstar System, Inc.	774	37,090
Acuity Brands, Inc.	692	36,676
Regal-Beloit Corp.	690	35,169
Valmont Industries, Inc.	380	34,500
GATX Corp.	770	33,618
Corrections Corporation of America*	1,646	33,529
Oshkosh Corp.*	1,520	32,498
Alliant Techsystems, Inc.	544	31,095
United Rentals, Inc.*	1,036	30,614
Watsco, Inc.	465	30,532
ITT Corp.	1,540	29,768
FTI Consulting, Inc.*	685	29,058
Lennox International, Inc.	857	28,924
Shaw Group, Inc.*	1,074	28,891
Esterline Technologies Corp.*	510	28,545
Alexander & Baldwin, Inc.	697	28,452
Harsco Corp.	1,349	27,762
Exelis, Inc.	3,060	27,693
Con-way, Inc.	920	26,827
Huntington Ingalls Industries, Inc.*	808	25,274
Terex Corp.*	1,820	24,588
Rollins, Inc.	1,060	23,553
UTI Worldwide, Inc.	1,700	22,593
General Cable Corp.*	860	21,509
Corporate Executive Board Co.	548	20,879
Brink’s Co.	770	20,698
HNI Corp.	746	19,471
Deluxe Corp.	837	19,050
Werner Enterprises, Inc.	740	17,834
Herman Miller, Inc.	960	17,712
JetBlue Airways Corp.*	3,390	17,628
Mine Safety Appliances Co.	506	16,759
Granite Construction, Inc.	580	13,758
Korn*	786	13,409

Total Industrials		2,894,780

Information Technology - 12.1%
Trimble Navigation Ltd.*	2,050	88,970
ANSYS, Inc.*	1,540	88,211
Alliance Data Systems Corp.*	832	86,395
Equinix, Inc.*	780	79,092
Avnet, Inc.*	2,453	76,264
Rackspace Hosting, Inc.*	1,710	73,547
Lam Research Corp.*	1,984	73,448
Arrow Electronics, Inc.*	1,845	69,021
Factset Research Systems, Inc.	749	65,373
Informatica Corp.*	1,770	65,366

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Information Technology - 12.1% (continued)
Synopsys, Inc.*	2,384	$64,845
TIBCO Software, Inc.*	2,670	63,840
Atmel Corp.*	7,670	62,127
MICROS Systems, Inc.*	1,330	61,951
VeriFone Systems, Inc.*	1,742	61,876
Global Payments, Inc.	1,295	61,357
Riverbed Technology, Inc.*	2,570	60,395
Gartner, Inc.*	1,568	54,519
Solera Holdings, Inc.	1,180	52,557
Skyworks Solutions, Inc.*	3,118	50,574
Jack Henry & Associates, Inc.	1,430	48,062
Polycom, Inc.*	2,940	47,922
Cadence Design Systems, Inc.*	4,514	46,946
Broadridge Financial Solutions, Inc.	2,060	46,453
Ingram Micro, Inc. — Class A*	2,540	46,203
Rovi Corp.*	1,822	44,785
Cypress Semiconductor Corp.*	2,567	43,357
NCR Corp.*	2,615	43,043
Cree, Inc.*	1,910	42,096
National Instruments Corp.	1,540	39,963
Concur Technologies, Inc.*	766	38,905
NeuStar, Inc. — Class A*	1,083	37,006
Parametric Technology Corp.*	1,932	35,278
Tech Data Corp.*	690	34,093
ADTRAN, Inc.	1,060	31,970
Diebold, Inc.	1,036	31,153
Zebra Technologies Corp. — Class A*	863	30,878
Silicon Laboratories, Inc.*	700	30,394
Compuware Corp.*	3,610	30,035
Semtech Corp.*	1,100	27,302
Plantronics, Inc.	721	25,696
Convergys Corp.*	1,995	25,476
Fairchild Semiconductor International, Inc. — Class A*	2,100	25,284
DST Systems, Inc.	555	25,264
QLogic Corp.*	1,665	24,975
RF Micro Devices, Inc.*	4,608	24,883
AOL, Inc.*	1,615	24,386
Tellabs, Inc.	6,032	24,369
Itron, Inc.*	680	24,324
Vishay Intertechnology, Inc.*	2,613	23,491
CoreLogic, Inc.*	1,770	22,886
ValueClick, Inc.*	1,370	22,317
International Rectifier Corp.*	1,140	22,139
Intersil Corp. — Class A	2,100	21,924
Fair Isaac Corp.	591	21,181
Lender Processing Services, Inc.	1,396	21,038
Mentor Graphics Corp.*	1,551	21,032
Ciena Corp.*	1,600	19,360
Quest Software, Inc.*	942	17,521
Monster Worldwide, Inc.*	2,140	16,970
Acxiom Corp.*	1,294	15,800
ACI Worldwide, Inc.*	550	15,752
MEMC Electronic Materials, Inc.*	3,820	15,051
Integrated Device Technology, Inc.*	2,357	12,869
Advent Software, Inc.*	528	12,862

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Information Technology — 12.1% (continued)
Mantech International Corp. — Class A	380	$11,871

Total Information Technology		2,674,293

Consumer Discretionary — 10.2%
PetSmart, Inc.	1,851	94,938
Advance Auto Parts, Inc.	1,205	83,904
Tractor Supply Co.	1,179	82,707
PVH Corp.	1,120	78,949
LKQ Corp.*	2,430	73,094
Gentex Corp.	2,380	70,424
Panera Bread Co. — Class A*	492	69,593
Fossil, Inc.*	870	69,043
Williams-Sonoma, Inc.	1,716	66,066
Polaris Industries, Inc.	1,140	63,817
Signet Jewelers Ltd.	1,440	63,302
Foot Locker, Inc.	2,539	60,530
Dick’s Sporting Goods, Inc.	1,600	59,008
NVR, Inc.*	86	58,996
Mohawk Industries, Inc.*	940	56,259
Tupperware Brands Corp.	956	53,507
Toll Brothers, Inc.*	2,440	49,825
American Eagle Outfitters, Inc.	3,209	49,066
Deckers Outdoor Corp.*	646	48,818
Under Armour, Inc. — Class A*	610	43,792
Service Corporation International	3,788	40,342
Rent-A-Center, Inc.	976	36,112
AMC Networks, Inc. — Class A*	958	36,002
Brinker International, Inc.	1,328	35,537
Hanesbrands, Inc.*	1,610	35,195
John Wiley & Sons, Inc. — Class A	788	34,987
Warnaco Group, Inc.*	674	33,727
Aaron’s, Inc.	1,252	33,403
Life Time Fitness, Inc.*	710	33,193
Ascena Retail Group, Inc.*	1,116	33,168
Guess?, Inc.	1,110	33,100
Sotheby’s	1,120	31,954
Chico’s FAS, Inc.	2,778	30,947
Bally Technologies, Inc.*	720	28,483
Lamar Advertising Co. — Class A*	970	26,675
Cheesecake Factory, Inc.*	903	26,503
Wendy’s Co.	4,902	26,275
Saks, Inc.*	2,650	25,838
HSN, Inc.	670	24,294
ANN, Inc.*	870	21,559
Aeropostale, Inc.*	1,349	20,572
Meredith Corp.	620	20,243
Thor Industries, Inc.	729	19,996
DreamWorks Animation SKG, Inc. — Class A*	1,180	19,582
Strayer Education, Inc.	197	19,146
WMS Industries, Inc.*	927	19,022
ITT Educational Services, Inc.*	331	18,831
99 Cents Only Stores*	778	17,077
Bob Evans Farms, Inc.	489	16,401
RadioShack Corp.	1,655	16,070
Regis Corp.	960	15,888
New York Times Co. — Class A*	2,010	15,537

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Consumer Discretionary — 10.2% (continued)
Matthews International Corp. — Class A	474	$14,898
Collective Brands, Inc.*	1,010	14,514
Valassis Communications, Inc.*	743	14,288
Scholastic Corp.	420	12,587
International Speedway Corp. — Class A	467	11,838
MDC Holdings, Inc.	623	10,983
Office Depot, Inc.*	4,645	9,987
Barnes & Noble, Inc.*	680	9,846
Scientific Games Corp. — Class A*	967	9,380
American Greetings Corp. — Class A	659	8,244
KB Home	1,200	8,064

Total Consumer Discretionary		2,265,926

Health Care - 7.9%
Vertex Pharmaceuticals, Inc.*	3,460	114,907
Henry Schein, Inc.*	1,498	96,516
Mettler-Toledo International, Inc.*	520	76,809
Hologic, Inc.*	4,355	76,256
IDEXX Laboratories, Inc.*	932	71,727
Regeneron Pharmaceuticals, Inc.*	1,260	69,842
Endo Pharmaceuticals Holdings, Inc.*	1,940	66,988
Omnicare, Inc.	1,890	65,111
Universal Health Services, Inc. — Class B	1,599	62,137
ResMed, Inc.*	2,434	61,824
Allscripts Healthcare Solutions, Inc.*	3,140	59,472
Mednax, Inc.*	810	58,328
Cooper Companies, Inc.	790	55,711
AMERIGROUP Corp.*	790	46,673
Covance, Inc.*	1,010	46,177
Gen-Probe, Inc.*	770	45,522
HMS Holdings Corp.*	1,410	45,092
Catalyst Health Solutions, Inc.*	830	43,160
Techne Corp.	617	42,116
Health Net, Inc.*	1,376	41,858
Teleflex, Inc.	680	41,677
United Therapeutics Corp.*	860	40,635
Lincare Holdings, Inc.	1,473	37,871
WellCare Health Plans, Inc.*	710	37,275
Medicis Pharmaceutical Corp. — Class A	1,050	34,913
Hill-Rom Holdings, Inc.	1,021	34,397
Thoratec Corp.*	1,000	33,560
Bio-Rad Laboratories, Inc. — Class A*	330	31,693
Health Management Associates, Inc. — Class A*	4,210	31,028
LifePoint Hospitals, Inc.*	799	29,683
Owens & Minor, Inc.	1,050	29,180
STERIS Corp.	954	28,448
VCA Antech, Inc.*	1,440	28,440

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Health Care - 7.9% (continued)
Community Health Systems, Inc.*	1,502	$26,210
Charles River Laboratories International, Inc.*	814	22,247
Masimo Corp.*	990	18,498

Total Health Care		1,751,981

Energy - 5.5%
Cimarex Energy Co.	1,419	87,836
Southern Union Co.	2,076	87,420
Plains Exploration & Production Co.*	2,335	85,741
Oceaneering International, Inc.	1,787	82,434
HollyFrontier Corp.	3,450	80,730
SM Energy Co.	1,060	77,486
Oil States International, Inc.*	850	64,915
Dresser-Rand Group, Inc.*	1,241	61,938
Energen Corp.	1,198	59,900
Patterson-UTI Energy, Inc.	2,560	51,149
Arch Coal, Inc.	3,510	50,930
World Fuel Services Corp.	1,180	49,536
Tidewater, Inc.	858	42,299
CARBO Ceramics, Inc.	330	40,699
Dril-Quip, Inc.*	570	37,517
Superior Energy Services, Inc.*	1,318	37,484
Atwood Oceanics, Inc.*	937	37,283
Unit Corp.*	690	32,016
Helix Energy Solutions Group, Inc.*	1,754	27,713
Bill Barrett Corp.*	770	26,234
Northern Oil and Gas, Inc.*	1,050	25,179
Forest Oil Corp.*	1,846	25,013
Quicksilver Resources, Inc.*	1,990	13,353
Patriot Coal Corp.*	1,516	12,841
Comstock Resources, Inc.*	790	12,087

Total Energy		1,209,733

Materials - 5.3%
Albemarle Corp.	1,474	75,926
Ashland, Inc.	1,304	74,537
Rock-Tenn Co. — Class A	1,170	67,509
Valspar Corp.	1,553	60,520
Reliance Steel & Aluminum Co.	1,238	60,278
Temple-Inland, Inc.	1,819	57,680
Martin Marietta Materials, Inc.	758	57,161
Aptargroup, Inc.	1,090	56,865
Sonoco Products Co.	1,660	54,714
RPM International, Inc.	2,180	53,519
Domtar Corp.	603	48,216
Steel Dynamics, Inc.	3,625	47,669
Packaging Corporation of America	1,621	40,914
Carpenter Technology Corp.	729	37,529
Compass Minerals International, Inc.	540	37,179
Cytec Industries, Inc.	820	36,613
NewMarket Corp.	180	35,660
Cabot Corp.	1,055	33,908
Scotts Miracle-Gro Co. — Class A	720	33,617
Silgan Holdings, Inc.	820	31,685
Sensient Technologies Corp.	825	31,267
Commercial Metals Co.	1,917	26,512

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Materials - 5.3% (continued)
Olin Corp.	1,340	$26,331
Greif, Inc. — Class A	506	23,048
Intrepid Potash, Inc.*	870	19,688
Louisiana-Pacific Corp.*	2,260	18,238
Minerals Technologies, Inc.	289	16,337
Worthington Industries, Inc.	888	14,545

Total Materials		1,177,665

Utilities - 4.6%
OGE Energy Corp.	1,630	92,437
Alliant Energy Corp.	1,839	81,118
NSTAR	1,714	80,489
National Fuel Gas Co.	1,375	76,423
MDU Resources Group, Inc.	3,130	67,170
N.V. Energy, Inc.	3,908	63,896
Questar Corp.	2,945	58,488
UGI Corp.	1,909	56,125
Westar Energy, Inc.	1,940	55,833
Aqua America, Inc.	2,290	50,494
Atmos Energy Corp.	1,500	50,025
Great Plains Energy, Inc.	2,250	49,005
Hawaiian Electric Industries, Inc.	1,600	42,368
Vectren Corp.	1,350	40,811
Cleco Corp.	1,016	38,710
WGL Holdings, Inc.	850	37,587
IDACORP, Inc.	820	34,776
PNM Resources, Inc.	1,321	24,082
Black Hills Corp.	658	22,096

Total Utilities		1,021,933

Consumer Staples - 3.3%
Hansen Natural Corp.*	1,256	115,728
Church & Dwight Company, Inc.	2,370	108,451
Green Mountain Coffee Roasters, Inc.*	2,160	96,876
Energizer Holdings, Inc.*	1,111	86,080
Ralcorp Holdings, Inc.*	920	78,660
Corn Products International, Inc.	1,260	66,263
Smithfield Foods, Inc.*	2,704	65,653
Flowers Foods, Inc.	1,880	35,682
Ruddick Corp.	820	34,965
Lancaster Colony Corp.	330	22,882
Universal Corp.	389	17,878
Tootsie Roll Industries, Inc.	410	9,705

Total Consumer Staples		738,823

Telecommunication Services - 0.4%
tw telecom, Inc. — Class A*	2,470	47,869
Telephone & Data Systems, Inc.	1,520	39,353

Total Telecommunication Services		87,222

Total Common Stocks (Cost $14,649,059)		17,412,275

WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	510	10

Total Warrants (Cost $ –)		10

Mid-Cap 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 93.7%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$14,049,578	$14,049,578
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	3,838,534	3,838,534
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	2,041,392	2,041,392
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	848,854	848,854

Total Repurchase Agreements (Cost $20,778,358)		20,778,358

Total Investments - 172.3% (Cost $35,427,417)		$38,190,643

Liabilities, Less Cash & Other Assets - (72.3)%		(16,024,016)

Total Net Assets - 100.0%		$22,166,627

		Unrealized
	Contracts	Gain
FUTURE CONTRACTS PURCHASED†
March 2012 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,224,160)	14	$31,671

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2012 S&P MidCap 400 Index Swap, Terminating 01/31/12 [2] (Notional Value $413,217)	470	$(1,872)
Goldman Sachs International January 2012 S&P MidCap 400 Index Swap, Terminating 01/27/12 [2] (Notional Value $2,874,348)	3,269	(25,443)
Barclays Bank plc January 2012 S&P MidCap 400 Index Swap, Terminating 01/31/12 [2] (Notional Value $5,634,743)	6,409	(25,834)
Morgan Stanley Capital Services, Inc. January 2012 S&P MidCap 400 Index Swap, Terminating 01/30/12 [2] (Notional Value $5,634,564)	6,409	(50,072)

(Total Notional Value $14,556,872)		$(103,221)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 96.8%
Information Technology—65.0%
Apple, Inc.*	223,165	$90,381,825
Microsoft Corp.	2,019,869	52,435,799
Google, Inc. — Class A*	61,469	39,702,827
Oracle Corp.	1,211,285	31,069,460
Intel Corp.	1,222,658	29,649,457
Cisco Systems, Inc.	1,290,829	23,338,188
QUALCOMM, Inc.	403,626	22,078,342
eBay, Inc.*	309,982	9,401,754
Baidu, Inc. ADR*	65,114	7,583,828
Automatic Data Processing, Inc.	117,350	6,338,074
Dell, Inc.*	431,371	6,310,958
Yahoo!, Inc.*	297,810	4,803,675
Cognizant Technology Solutions Corp. — Class A*	72,538	4,664,919
Intuit, Inc.	71,445	3,757,293
Broadcom Corp. — Class A*	116,699	3,426,283
Applied Materials, Inc.	316,348	3,388,087
Activision Blizzard, Inc.	274,745	3,384,858
Adobe Systems, Inc.*	117,873	3,332,270
NetApp, Inc.*	88,465	3,208,626
Altera Corp.	77,043	2,858,295
SanDisk Corp.*	57,693	2,839,073
Symantec Corp.*	176,998	2,770,019
Citrix Systems, Inc.*	44,792	2,719,770
Paychex, Inc.	87,011	2,619,901
Check Point Software Technologies Ltd.*	49,843	2,618,751
CA, Inc.	118,478	2,395,033
NVIDIA Corp.*	146,628	2,032,264
F5 Networks, Inc.*	19,083	2,025,088
Xilinx, Inc.	63,022	2,020,485
Marvell Technology Group Ltd.*	145,431	2,014,219
Fiserv, Inc.*	33,826	1,986,939
KLA-Tencor Corp.	40,013	1,930,627
Seagate Technology plc	111,586	1,830,010
Maxim Integrated Products, Inc.	70,045	1,823,972
Nuance Communications, Inc.*	72,220	1,817,055
Research In Motion Ltd.*	125,034	1,812,993
Avago Technologies Ltd.	59,040	1,703,894
Microchip Technology, Inc.	45,900	1,681,317
Autodesk, Inc.*	54,410	1,650,255
Linear Technology Corp.	54,685	1,642,191
Electronic Arts, Inc.*	79,586	1,639,472
Micron Technology, Inc.*	237,129	1,491,541
Akamai Technologies, Inc.*	43,089	1,390,913
VeriSign, Inc.	38,201	1,364,540
BMC Software, Inc.*	40,870	1,339,719
Lam Research Corp.*	28,709	1,062,807
Flextronics International Ltd.*	171,245	969,247
Infosys Ltd. ADR	18,741	962,913

Total Information Technology		403,269,826

Consumer Discretionary—14.7%
Amazon.com, Inc.*	109,192	18,901,135
Comcast Corp. — Class A	502,452	11,913,137
Starbucks Corp.	178,976	8,234,686
News Corp. — Class A	413,492	7,376,697
DIRECTV — Class A*	169,421	7,244,442
Priceline.com, Inc.*	11,955	5,591,473

	Shares	Value
COMMON STOCKS†—96.8% (continued)
Consumer Discretionary—14.7% (continued)
Bed Bath & Beyond, Inc.*	58,742	$3,405,274
Wynn Resorts Ltd.	29,999	3,314,590
Ross Stores, Inc.	55,521	2,638,913
O’Reilly Automotive, Inc.*	30,817	2,463,819
Dollar Tree, Inc.*	28,581	2,375,367
Staples, Inc.	167,947	2,332,784
Mattel, Inc.	81,316	2,257,332
Liberty Interactive Corp. — Class A*	134,752	2,185,004
Garmin Ltd.	46,624	1,856,102
Apollo Group, Inc. — Class A*	31,239	1,682,845
Sirius XM Radio, Inc.*	900,544	1,638,990
Virgin Media, Inc.	72,258	1,544,876
Fossil, Inc.*	15,030	1,192,781
Netflix, Inc.*	13,290	920,864
Expedia, Inc.	28,981	841,014
Ctrip.com International Ltd. ADR*	35,445	829,413
Sears Holdings Corp.*	25,671	815,824
TripAdvisor, Inc.*	28,981	730,598
Orchard Supply Hardware Stores Corp. — Class A*,†††,[4]	1,170	8,808

Total Consumer Discretionary		92,296,768

Health Care—11.0%
Amgen, Inc.	210,476	13,514,664
Gilead Sciences, Inc.*	180,368	7,382,462
Celgene Corp.*	106,605	7,206,498
Teva Pharmaceutical Industries Ltd. ADR	168,061	6,782,942
Biogen Idec, Inc.*	58,328	6,418,996
Express Scripts, Inc.*	116,573	5,209,647
Intuitive Surgical, Inc.*	9,375	4,340,719
Alexion Pharmaceuticals, Inc.*	44,457	3,178,676
Cerner Corp.*	40,677	2,491,466
Mylan, Inc.*	102,405	2,197,611
Perrigo Co.	22,374	2,176,990
Life Technologies Corp.*	42,791	1,664,998
Vertex Pharmaceuticals, Inc.*	50,086	1,663,356
Henry Schein, Inc.*	21,701	1,398,195
DENTSPLY International, Inc.	33,989	1,189,275
Warner Chilcott plc — Class A*	61,012	923,112

Total Health Care		67,739,607

Consumer Staples—2.5%
Costco Wholesale Corp.	104,053	8,669,696
Whole Foods Market, Inc.	43,102	2,999,037
Hansen Natural Corp.*	20,910	1,926,647
Green Mountain Coffee Roasters, Inc.*	37,137	1,665,595

Total Consumer Staples		15,260,975

Industrials—2.1%
PACCAR, Inc.	86,021	3,223,207
Fastenal Co.	70,878	3,090,990
CH Robinson Worldwide, Inc.	39,420	2,750,728
Expeditors International of
Washington, Inc.	50,915	2,085,478
Stericycle, Inc.*	20,438	1,592,529
First Solar, Inc.*	20,757	700,756

Total Industrials		13,443,688

NASDAQ-100® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—96.8% (continued)
Telecommunication Services—1.0%
Vodafone Group plc ADR	220,559	$6,182,269
Materials—0.5%
Sigma-Aldrich Corp.	28,914	1,805,968
Randgold Resources Ltd. ADR	13,850	1,414,085

Total Materials		3,220,053

Total Common Stocks (Cost $344,900,665)		601,413,186
PREFERRED STOCKS—0.0%
Orchard Supply Hardware —Class A *,†††,[1,4]	1,170	—

Total Preferred Stocks (Cost $80,249)		—

	Face Amount	Value
REPURCHASE AGREEMENTS††,2—3.2%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$13,241,902	13,241,902
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	3,617,866	3,617,866
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	1,924,037	1,924,037
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	800,056	800,056

Total Repurchase Agreements (Cost $19,583,861)		19,583,861

Total Investments—100.0% (Cost $364,564,775)		$620,997,047

Cash & Other Assets, Less Liabilities—0.0%		52,678

Total Net Assets—100.0%		$621,049,725

	Contracts	Unrealized Gain (Loss)
FUTURE CONTRACTS PURCHASED†
March 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $8,859,825)	195	$237,709

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12 [3] (Notional Value $523,938)	230	$(1,611)
Barclays Bank plc January 2012 NASDAQ-100 Index Swap, Terminating 01/31/12 [3] (Notional Value $1,832,170)	804	(1,657)
Goldman Sachs International January 2012 NASDAQ-100 Index Swap, Terminating 01/27/12 [3] (Notional Value $4,144,435)	1,820	(26,877)
Morgan Stanley Capital Services, Inc. January 2012 NASDAQ-100 Index Swap, Terminating 01/30/12 [3] (Notional Value $4,339,565)	1,905	(28,646)

(Total Notional Value $10,840,108)		$(58,791)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Perpetual maturity.
2	Repurchase Agreements — See Note 3.
3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
4	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—89.5%
Information Technology—17.0%
Apple, Inc.*	4,193	$1,698,165
International Business Machines Corp.	5,311	976,587
Microsoft Corp.	33,735	875,761
Google, Inc. — Class A*	1,137	734,388
Intel Corp.	22,946	556,440
Oracle Corp.	17,734	454,877
Cisco Systems, Inc.	24,225	437,988
QUALCOMM, Inc.	7,576	414,407
Visa, Inc. — Class A	2,288	232,301
Hewlett-Packard Co.	8,954	230,655
EMC Corp.*	9,193	198,017
Mastercard, Inc. — Class A	476	177,462
eBay, Inc.*	5,176	156,988
Accenture plc — Class A	2,888	153,728
Texas Instruments, Inc.	5,149	149,887
Automatic Data Processing, Inc.	2,201	118,876
Dell, Inc.*	6,881	100,669
Corning, Inc.	7,078	91,872
Yahoo!, Inc.*	5,589	90,151
Cognizant Technology Solutions Corp. — Class A*	1,361	87,526
Intuit, Inc.	1,339	70,418
Broadcom Corp. — Class A*	2,185	64,152
Applied Materials, Inc.	5,884	63,018
Salesforce.com, Inc.*	617	62,601
Adobe Systems, Inc.*	2,211	62,505
Motorola Solutions, Inc.	1,291	59,760
TE Connectivity Ltd.	1,913	58,940
NetApp, Inc.*	1,616	58,612
Altera Corp.	1,446	53,647
SanDisk Corp.*	1,080	53,147
Symantec Corp.*	3,322	51,989
Citrix Systems, Inc.*	840	51,005
Western Union Co.	2,790	50,945
Xerox Corp.	6,250	49,750
Juniper Networks, Inc.*	2,370	48,372
Analog Devices, Inc.	1,348	48,231
Motorola Mobility Holdings, Inc.*	1,190	46,172
Paychex, Inc.	1,450	43,659
NVIDIA Corp.*	2,756	38,198
F5 Networks, Inc.*	358	37,991
Xilinx, Inc.	1,183	37,927
Fiserv, Inc.*	632	37,124
Teradata Corp.*	750	36,382
KLA-Tencor Corp.	749	36,139
Red Hat, Inc.*	869	35,881
Amphenol Corp. — Class A	747	33,906
CA, Inc.	1,668	33,719
Western Digital Corp.*	1,050	32,497
Microchip Technology, Inc.	864	31,648
Autodesk, Inc.*	1,022	30,997
Linear Technology Corp.	1,030	30,931
Electronic Arts, Inc.*	1,493	30,756
Fidelity National Information Services, Inc.	1,093	29,063
Micron Technology, Inc.*	4,450	27,990
Akamai Technologies, Inc.*	809	26,115

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Information Technology—17.0% (continued)
VeriSign, Inc.	717	$25,611
BMC Software, Inc.*	767	25,142
Harris Corp.	522	18,813
FLIR Systems, Inc.	703	17,624
Computer Sciences Corp.	697	16,519
Jabil Circuit, Inc.	829	16,298
SAIC, Inc.*	1,249	15,350
LSI Corp.*	2,539	15,107
Molex, Inc.	620	14,793
Total System Services, Inc.	731	14,298
Advanced Micro Devices, Inc.*	2,638	14,245
Novellus Systems, Inc.*	300	12,387
Teradyne, Inc.*	829	11,299
JDS Uniphase Corp.*	1,030	10,753
Lexmark International, Inc. — Class A	324	10,715

Total Information Technology		9,739,886

Financials—12.0%
Wells Fargo & Co.	23,766	654,991
Berkshire Hathaway, Inc. — Class B*	7,920	604,296
JPMorgan Chase & Co.	17,123	569,340
Citigroup, Inc.	13,176	346,661
Bank of America Corp.	45,678	253,970
U.S. Bancorp	8,600	232,630
American Express Co.	4,554	214,812
Goldman Sachs Group, Inc.	2,218	200,574
Simon Property Group, Inc.	1,320	170,201
MetLife, Inc.	4,766	148,604
PNC Financial Services Group, Inc.	2,371	136,736
Travelers Companies, Inc.	1,860	110,056
Bank of New York Mellon Corp.	5,464	108,788
Prudential Financial, Inc.	2,127	106,605
ACE Ltd.	1,514	106,162
Morgan Stanley	6,690	101,220
Aflac, Inc.	2,100	90,846
State Street Corp.	2,217	89,367
Capital One Financial Corp.	2,068	87,456
Chubb Corp.	1,253	86,733
Public Storage	638	85,785
BlackRock, Inc. — Class A	455	81,099
BB&T Corp.	3,141	79,059
Marsh & McLennan Companies, Inc.	2,424	76,647
Equity Residential	1,340	76,420
HCP, Inc.	1,839	76,190
CME Group, Inc. — Class A	299	72,857
Ventas, Inc.	1,296	71,448
Aon Corp.	1,457	68,188
Boston Properties, Inc.	668	66,533
T. Rowe Price Group, Inc.	1,138	64,809
Vornado Realty Trust	828	63,640
Franklin Resources, Inc.	658	63,207
Allstate Corp.	2,277	62,413
Discover Financial Services	2,481	59,544
ProLogis, Inc.	2,068	59,124
AvalonBay Communities, Inc.	430	56,158
Charles Schwab Corp.	4,860	54,724

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Financials—12.0% (continued)
Progressive Corp.	2,779	$54,218
Fifth Third Bancorp	4,150	52,788
Loews Corp.	1,376	51,806
Ameriprise Financial, Inc.	1,020	50,633
Host Hotels & Resorts, Inc.	3,178	46,939
Health Care REIT, Inc.	856	46,678
American International Group, Inc.*	1,966	45,611
Weyerhaeuser Co.	2,420	45,181
M&T Bank Corp.	568	43,361
Northern Trust Corp.	1,086	43,071
SunTrust Banks, Inc.	2,417	42,781
Invesco Ltd.	2,033	40,843
IntercontinentalExchange, Inc.*	327	39,420
Principal Financial Group, Inc.	1,375	33,825
KeyCorp	4,290	32,990
Hartford Financial Services Group, Inc.	2,010	32,662
NYSE Euronext	1,180	30,798
SLM Corp.	2,292	30,713
Kimco Realty Corp.	1,838	29,849
Moody’s Corp.	880	29,638
XL Group plc — Class A	1,444	28,548
Unum Group	1,318	27,770
Plum Creek Timber Company, Inc.	731	26,725
Lincoln National Corp.	1,359	26,392
Regions Financial Corp.	5,672	24,390
Comerica, Inc.	895	23,091
CBRE Group, Inc. — Class A*	1,460	22,221
Cincinnati Financial Corp.	726	22,114
Huntington Bancshares, Inc.	3,890	21,356
People’s United Financial, Inc.	1,625	20,881
Leucadia National Corp.	898	20,420
Torchmark Corp.	459	19,916
Assurant, Inc.	415	17,040
Hudson City Bancorp, Inc.	2,373	14,831
Genworth Financial, Inc. — Class A*	2,214	14,502
NASDAQ OMX Group, Inc.*	579	14,191
Zions Bancorporation	833	13,561
Legg Mason, Inc.	561	13,492
Apartment Investment & Management Co. — Class A	550	12,600
First Horizon National Corp.	1,187	9,496
E*Trade Financial Corp.*	1,144	9,106
Federated Investors, Inc. — Class B	415	6,287

Total Financials		6,890,628

Energy—11.1%
Exxon Mobil Corp.	21,599	1,830,731
Chevron Corp.	8,974	954,834
ConocoPhillips	5,983	435,981
Schlumberger Ltd.	6,048	413,139
Occidental Petroleum Corp.	3,660	342,942
Anadarko Petroleum Corp.	2,245	171,361
Apache Corp.	1,730	156,703
Halliburton Co.	4,150	143,216
National Oilwell Varco, Inc.	1,915	130,201
EOG Resources, Inc.	1,210	119,197

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Energy—11.1% (continued)
Devon Energy Corp.	1,820	$112,840
Baker Hughes, Inc.	1,965	95,578
Marathon Oil Corp.	3,171	92,815
El Paso Corp.	3,480	92,464
Spectra Energy Corp.	2,932	90,159
Williams Companies, Inc.	2,658	87,767
Hess Corp.	1,343	76,282
Noble Energy, Inc.	796	75,134
Chesapeake Energy Corp.	2,970	66,201
FMC Technologies, Inc.*	1,074	56,095
Cameron International Corp.*	1,110	54,601
Marathon Petroleum Corp.	1,610	53,597
Valero Energy Corp.	2,522	53,088
Southwestern Energy Co.*	1,570	50,146
Pioneer Natural Resources Co.	555	49,661
Murphy Oil Corp.	876	48,828
Range Resources Corp.	705	43,668
Peabody Energy Corp.	1,225	40,560
Consol Energy, Inc.	1,027	37,691
Equities Corp.	670	36,709
Cabot Oil & Gas Corp.	470	35,673
Noble Corp.*	1,134	34,269
Helmerich & Payne, Inc.	483	28,188
Denbury Resources, Inc.*	1,790	27,029
QEP Resources, Inc.	802	23,499
Newfield Exploration Co.*	600	22,638
Nabors Industries Ltd.*	1,294	22,438
Alpha Natural Resources, Inc.*	990	20,226
Sunoco, Inc.	481	19,731
Diamond Offshore Drilling, Inc.	313	17,296
Rowan Companies, Inc.*	563	17,076
Tesoro Corp.*	641	14,974

Total Energy		6,295,226

Health Care—10.7%
Johnson & Johnson	12,306	807,027
Pfizer, Inc.	34,639	749,588
Merck & Company, Inc.	13,735	517,809
Abbott Laboratories	7,024	394,960
Bristol-Myers Squibb Co.	7,636	269,093
UnitedHealth Group, Inc.	4,804	243,467
Amgen, Inc.	3,574	229,487
Eli Lilly & Co.	4,590	190,760
Medtronic, Inc.	4,754	181,840
Gilead Sciences, Inc.*	3,385	138,548
Celgene Corp.*	2,000	135,200
Baxter International, Inc.	2,541	125,729
Biogen Idec, Inc.*	1,100	121,055
Allergan, Inc.	1,375	120,642
WellPoint, Inc.	1,568	103,880
Covidien plc	2,174	97,852
Express Scripts, Inc.*	2,188	97,782
Medco Health Solutions, Inc.*	1,748	97,713
McKesson Corp.	1,106	86,168
Intuitive Surgical, Inc.*	177	81,953
Thermo Fisher Scientific, Inc.*	1,705	76,674
Stryker Corp.	1,466	72,875
Becton Dickinson and Co.	968	72,329
Aetna, Inc.	1,633	68,896
Humana, Inc.	737	64,569

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Health Care—10.7% (continued)
Cardinal Health, Inc.	1,554	$63,108
Agilent Technologies, Inc.*	1,563	54,596
Cigna Corp.	1,289	54,138
St. Jude Medical, Inc.	1,437	49,289
AmerisourceBergen Corp. — Class A	1,164	43,289
Zimmer Holdings, Inc.*	807	43,110
Mylan, Inc.*	1,922	41,246
Quest Diagnostics, Inc.	710	41,223
Perrigo Co.	420	40,866
Cerner Corp.*	656	40,180
Laboratory Corporation of America Holdings*	447	38,429
Forest Laboratories, Inc.*	1,204	36,433
Edwards Lifesciences Corp.*	514	36,340
Boston Scientific Corp.*	6,676	35,650
Watson Pharmaceuticals, Inc.*	574	34,635
Varian Medical Systems, Inc.*	507	34,035
CR Bard, Inc.	390	33,345
DaVita, Inc.*	417	31,613
Life Technologies Corp.*	803	31,245
Waters Corp.*	404	29,916
CareFusion Corp.*	1,016	25,817
Hospira, Inc.*	742	22,535
DENTSPLY International, Inc.	638	22,324
Coventry Health Care, Inc.*	650	19,740
Patterson Companies, Inc.	426	12,576
PerkinElmer, Inc.	508	10,160
Tenet Healthcare Corp.*	1,957	10,039

Total Health Care		6,081,773

Consumer Staples—10.4%
Procter & Gamble Co.	12,395	826,870
Coca-Cola Co.	10,235	716,143
Philip Morris International, Inc.	7,827	614,263
Wal-Mart Stores, Inc.	7,871	470,371
PepsiCo, Inc.	7,045	467,436
Kraft Foods, Inc. — Class A	7,959	297,348
Altria Group, Inc.	9,267	274,767
CVS Caremark Corp.	5,865	239,175
Colgate-Palmolive Co.	2,180	201,410
Costco Wholesale Corp.	1,953	162,724
Walgreen Co.	4,007	132,471
Kimberly-Clark Corp.	1,777	130,716
General Mills, Inc.	2,900	117,189
Archer-Daniels-Midland Co.	3,010	86,086
HJ Heinz Co.	1,446	78,142
Sysco Corp.	2,658	77,959
Lorillard, Inc.	608	69,312
Kroger Co.	2,691	65,176
Reynolds American, Inc.	1,528	63,290
Mead Johnson Nutrition Co. — Class A	920	63,232
Kellogg Co.	1,117	56,487
Estee Lauder Companies, Inc. — Class A	500	56,160
Sara Lee Corp.	2,666	50,441
Whole Foods Market, Inc.	716	49,819
ConAgra Foods, Inc.	1,870	49,368

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Consumer Staples—10.4% (continued)
Hershey Co.	690	$42,628
JM Smucker Co.	513	40,101
Clorox Co.	592	39,404
Dr Pepper Snapple Group, Inc.	966	38,138
Brown-Forman Corp. — Class B	452	36,390
Coca-Cola Enterprises, Inc.	1,406	36,247
Beam, Inc.	698	35,759
Avon Products, Inc.	1,940	33,892
Safeway, Inc.	1,532	32,233
Molson Coors Brewing Co. — Class B	710	30,913
McCormick & Company, Inc.	600	30,252
Tyson Foods, Inc. — Class A	1,316	27,162
Campbell Soup Co.	811	26,958
Hormel Foods Corp.	617	18,072
Constellation Brands, Inc. — Class A*	785	16,226
Dean Foods Co.*	826	9,251
SUPERVALU, Inc.	958	7,779

Total Consumer Staples		5,917,760

Industrials—9.7%
General Electric Co.	47,572	852,015
United Parcel Service, Inc. — Class B	4,348	318,230
United Technologies Corp.	4,085	298,573
Caterpillar, Inc.	2,916	264,190
3M Co.	3,158	258,103
Boeing Co.	3,348	245,576
Union Pacific Corp.	2,177	230,631
Honeywell International, Inc.	3,486	189,464
Emerson Electric Co.	3,315	154,446
Deere & Co.	1,862	144,026
Danaher Corp.	2,571	120,940
FedEx Corp.	1,430	119,419
Norfolk Southern Corp.	1,515	110,383
Precision Castparts Corp.	653	107,608
General Dynamics Corp.	1,605	106,588
Illinois Tool Works, Inc.	2,177	101,688
CSX Corp.	4,731	99,635
Tyco International Ltd.	2,078	97,063
Lockheed Martin Corp.	1,196	96,756
Cummins, Inc.	869	76,489
Raytheon Co.	1,560	75,473
Goodrich Corp.	560	69,272
Northrop Grumman Corp.	1,177	68,831
Waste Management, Inc.	2,074	67,841
Eaton Corp.	1,506	65,556
PACCAR, Inc.	1,614	60,477
Fastenal Co.	1,330	58,001
Parker Hannifin Corp.	681	51,926
CH Robinson Worldwide, Inc.	737	51,428
Stanley Black & Decker, Inc.	759	51,308
WW Grainger, Inc.	270	50,541
Dover Corp.	838	48,646
Rockwell Automation, Inc.	640	46,957
Ingersoll-Rand plc	1,407	42,871
Expeditors International of Washington, Inc.	958	39,240

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Industrials—9.7% (continued)
Republic Services, Inc. — Class A	1,419	$39,093
Cooper Industries plc	712	38,555
Fluor Corp.	765	38,441
Roper Industries, Inc.	440	38,223
Rockwell Collins, Inc.	682	37,762
Joy Global, Inc.	470	35,236
Southwest Airlines Co.	3,508	30,028
L-3 Communications Holdings, Inc.	450	30,006
Stericycle, Inc.*	384	29,921
Pall Corp.	523	29,889
Iron Mountain, Inc.	836	25,749
Flowserve Corp.	247	24,532
Jacobs Engineering Group, Inc.*	580	23,536
Textron, Inc.	1,249	23,094
Xylem, Inc.	830	21,323
Equifax, Inc.	550	21,307
Quanta Services, Inc.*	947	20,398
Robert Half International, Inc.	644	18,328
Cintas Corp.	497	17,301
Masco Corp.	1,616	16,936
Pitney Bowes, Inc.	900	16,686
Dun & Bradstreet Corp.	220	16,463
Avery Dennison Corp.	474	13,594
Snap-on, Inc.	260	13,161
RR Donnelley & Sons Co.	844	12,179
Ryder System, Inc.	228	12,116
First Solar, Inc.*	265	8,946

Total Industrials		5,492,994

Consumer Discretionary—9.6%
McDonald’s Corp.	4,611	462,622
Walt Disney Co.	8,096	303,600
Home Depot, Inc.	6,947	292,052
Comcast Corp. — Class A	12,279	291,135
Amazon.com, Inc.*	1,636	283,192
Ford Motor Co.*	17,123	184,243
News Corp. — Class A	9,882	176,295
Time Warner, Inc.	4,510	162,991
NIKE, Inc. — Class B	1,672	161,131
Target Corp.	3,026	154,992
Starbucks Corp.	3,364	154,778
Lowe’s Companies, Inc.	5,644	143,245
DIRECTV — Class A*	3,180	135,977
Yum! Brands, Inc.	2,075	122,446
Viacom, Inc. — Class B	2,488	112,980
TJX Companies, Inc.	1,699	109,670
Priceline.com, Inc.*	224	104,767
Johnson Controls, Inc.	3,066	95,843
Time Warner Cable, Inc.	1,438	91,414
Coach, Inc.	1,317	80,390
CBS Corp. — Class B	2,949	80,036
Carnival Corp.	2,039	66,553
Bed Bath & Beyond, Inc.*	1,082	62,724
Macy’s, Inc.	1,892	60,885
McGraw-Hill Companies, Inc.	1,322	59,450
Kohl’s Corp.	1,142	56,358
Omnicom Group, Inc.	1,243	55,413
VF Corp.	390	49,526
Ross Stores, Inc.	1,040	49,431

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Consumer Discretionary—9.6% (continued)
Discovery Communications, Inc. — Class A*	1,191	$48,795
Chipotle Mexican Grill, Inc. — Class A*	139	46,946
O’Reilly Automotive, Inc.*	578	46,211
Dollar Tree, Inc.*	540	44,879
Limited Brands, Inc.	1,105	44,587
Staples, Inc.	3,152	43,781
Genuine Parts Co.	705	43,146
Mattel, Inc.	1,526	42,362
Starwood Hotels & Resorts Worldwide, Inc.	862	41,350
Harley-Davidson, Inc.	1,047	40,697
Ralph Lauren Corp. — Class A	290	40,043
AutoZone, Inc.*	123	39,971
Wynn Resorts Ltd.	361	39,887
Tiffany & Co.	576	38,166
Nordstrom, Inc.	729	36,239
Marriott International, Inc. — Class A	1,208	35,237
BorgWarner, Inc.*	490	31,233
CarMax, Inc.*	1,020	31,090
Best Buy Company, Inc.	1,322	30,895
Family Dollar Stores, Inc.	529	30,502
The Gap, Inc.	1,561	28,957
Apollo Group, Inc. — Class A*	520	28,012
Darden Restaurants, Inc.	594	27,075
Wyndham Worldwide Corp.	688	26,027
International Game Technology	1,345	23,134
JC Penney Company, Inc.	640	22,496
H&R Block, Inc.	1,320	21,556
Newell Rubbermaid, Inc.	1,305	21,076
Interpublic Group of Companies, Inc.	2,078	20,219
Abercrombie & Fitch Co. — Class A	387	18,901
Scripps Networks Interactive, Inc. — Class A	438	18,580
Netflix, Inc.*	248	17,184
Hasbro, Inc.	523	16,678
Whirlpool Corp.	348	16,513
DR Horton, Inc.	1,255	15,826
Goodyear Tire & Rubber Co.*	1,102	15,615
GameStop Corp. — Class A*	627	15,129
Leggett & Platt, Inc.	627	14,446
Gannett Company, Inc.	1,070	14,306
Lennar Corp. — Class A	721	14,168
Cablevision Systems Corp. — Class A	995	14,149
Urban Outfitters, Inc.*	497	13,697
Expedia, Inc.	427	12,392
Harman International Industries, Inc.	320	12,173
Big Lots, Inc.*	295	11,139
TripAdvisor, Inc.*	427	10,765
DeVry, Inc.	270	10,384
Washington Post Co. — Class B	26	9,797
PulteGroup, Inc.*	1,518	9,579
AutoNation, Inc.*	213	7,853
Sears Holdings Corp.*	177	5,625

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Consumer Discretionary—9.6% (continued)
Orchard Supply Hardware Stores Corp. — Class A*,†††,[4]	8	$57

Total Consumer Discretionary		5,473,664

Utilities—3.5%
Southern Co.	3,880	179,605
Dominion Resources, Inc.	2,572	136,522
Duke Energy Corp.	6,010	132,220
Exelon Corp.	2,990	129,676
NextEra Energy, Inc.	1,908	116,159
American Electric Power Company, Inc.	2,175	89,849
FirstEnergy Corp.	1,890	83,727
Consolidated Edison, Inc.	1,320	81,880
PPL Corp.	2,606	76,668
PG&E Corp.	1,830	75,433
Public Service Enterprise Group, Inc.	2,283	75,362
Progress Energy, Inc.	1,329	74,451
Edison International	1,468	60,775
Xcel Energy, Inc.	2,182	60,310
Sempra Energy	1,078	59,290
Entergy Corp.	791	57,783
DTE Energy Co.	767	41,763
ONEOK, Inc.	461	39,964
CenterPoint Energy, Inc.	1,918	38,533
Wisconsin Energy Corp.	1,042	36,428
Ameren Corp.	1,097	36,344
Constellation Energy Group, Inc.	908	36,020
AES Corp.*	2,905	34,395
NiSource, Inc.	1,270	30,239
Northeast Utilities	802	28,928
CMS Energy Corp.	1,138	25,127
Pinnacle West Capital Corp.	489	23,560
SCANA Corp.	522	23,521
AGL Resources, Inc.	522	22,060
Pepco Holdings, Inc.	1,020	20,706
Integrys Energy Group, Inc.	356	19,288
NRG Energy, Inc.*	1,036	18,772
TECO Energy, Inc.	970	18,566

Total Utilities		1,983,924

Materials—3.2%
EI du Pont de Nemours & Co.	4,163	190,582
Monsanto Co.	2,409	168,799
Freeport-McMoRan Copper & Gold, Inc.	4,277	157,351
Dow Chemical Co.	5,331	153,320
Praxair, Inc.	1,351	144,422
Newmont Mining Corp.	2,233	134,002
Air Products & Chemicals, Inc.	948	80,760
Ecolab, Inc.	1,353	78,217
Mosaic Co.	1,343	67,727
International Paper Co.	1,970	58,312
PPG Industries, Inc.	696	58,109
Nucor Corp.	1,426	56,427
CF Industries Holdings, Inc.	295	42,769
Alcoa, Inc.	4,800	41,520
Cliffs Natural Resources, Inc.	644	40,153
Sherwin-Williams Co.	388	34,637

	Shares	Value
COMMON STOCKS†—89.5% (continued)
Materials—3.2% (continued)
Sigma-Aldrich Corp.	543	$33,916
FMC Corp.	317	27,275
Ball Corp.	738	26,354
Eastman Chemical Co.	620	24,217
Airgas, Inc.	304	23,736
Vulcan Materials Co.	587	23,098
MeadWestvaco Corp.	769	23,032
Allegheny Technologies, Inc.	478	22,848
International Flavors & Fragrances, Inc.	365	19,133
United States Steel Corp.	652	17,252
Owens-Illinois, Inc.*	738	14,302
Bemis Company, Inc.	460	13,837
Sealed Air Corp.	727	12,512
Titanium Metals Corp.	371	5,558

Total Materials		1,794,177

Telecommunication Services—2.9%
AT&T, Inc.	26,705	807,559
Verizon Communications, Inc.	12,756	511,771
American Tower Corp. — Class A	1,770	106,218
CenturyLink, Inc.	2,780	103,416
Sprint Nextel Corp.*	13,500	31,590
Windstream Corp.	2,623	30,794
Frontier Communications Corp.	4,480	23,072
MetroPCS Communications, Inc.*	1,320	11,458

Total Telecommunication Services		1,625,878

Total Common Stocks (Cost $36,429,923)		51,295,910
PREFERRED STOCKS—0.0%
Orchard Supply Hardware - Class A *,†††,[1],[4]	8	—

Total Preferred Stocks (Cost $418)		—

	Face Amount	Value
REPURCHASE AGREEMENTS††,2—4.1%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$1,601,979	1,601,979
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	437,683	437,683
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	232,766	232,766
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	96,789	96,789

Total Repurchase Agreements (Cost $2,369,217)		2,369,217

Total Investments—93.6% (Cost $38,799,558)		$53,665,127

Cash & Other Assets, Less Liabilities—6.4%		3,679,469

Total Net Assets—100.0%		$57,344,596

Nova Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $11,138,350)	178	$189,395

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2012 S&P 500 Index Swap, Terminating 01/31/12 [3] (Notional Value $4,493,038)	3,573	$(19,269)

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services, Inc. January 2012 S&P 500 Index Swap, Terminating 01/30/12 [3] (Notional Value $3,452,028)	2,745	$(20,592)
Credit Suisse Capital, LLC January 2012 S&P 500 Index Swap, Terminating 01/31/12 [3] (Notional Value $8,283,654)	6,587	(35,205)
Goldman Sachs International January 2012 S&P 500 Index Swap, Terminating 01/27/12 [3] (Notional Value $7,147,496)	5,683	(42,471)

(Total Notional Value $23,376,216)		$(117,537)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Perpetual maturity.
2	Repurchase Agreements — See Note 3.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.
4	Illiquid security.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Precious Metals Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS†—99.6%
Gold—63.3%
Newmont Mining Corp.	144,784	$8,688,488
Barrick Gold Corp.	181,981	8,234,640
Goldcorp, Inc.	153,527	6,793,570
Yamana Gold, Inc.	369,592	5,429,306
Agnico-Eagle Mines Ltd.	123,637	4,490,496
Kinross Gold Corp.	383,099	4,367,329
AngloGold Ashanti Ltd. ADR	95,714	4,063,059
Randgold Resources Ltd. ADR	37,685	3,847,638
Gold Fields Ltd. ADR	225,050	3,432,012
Royal Gold, Inc.	50,091	3,377,636
Eldorado Gold Corp.	234,890	3,220,342
IAMGOLD Corp.	181,609	2,878,503
Cia de Minas Buenaventura S.A. ADR	71,584	2,744,531
Harmony Gold Mining Company Ltd. ADR	202,715	2,359,603
Allied Nevada Gold Corp.*	73,256	2,218,192
AuRico Gold, Inc.*	257,806	2,065,026
New Gold, Inc.*	180,847	1,822,938
Jaguar Mining, Inc.*	270,083	1,723,130
US Gold Corp.*	474,451	1,594,155
Novagold Resources, Inc.*	164,473	1,394,731
Seabridge Gold, Inc.*	35,600	573,516

	Shares	Value
COMMON STOCKS†—99.6% (continued)
Gold—63.3% (continued)
Golden Star Resources Ltd.*	331,897	$547,630

Total Gold		75,866,471

Precious Metals & Minerals—20.5%
Silver Wheaton Corp.	216,219	6,261,702
Coeur d’Alene Mines Corp.*	121,336	2,929,051
Hecla Mining Co.	551,152	2,882,525
Stillwater Mining Co.*	250,105	2,616,098
Silver Standard Resources, Inc.*	181,789	2,512,324
Pan American Silver Corp.	109,478	2,387,715
Endeavour Silver Corp.*	221,183	2,147,687
Silvercorp Metals, Inc.	318,655	2,039,392
North American Palladium Ltd.*	176,065	448,966
Gold Resource Corp.	18,410	391,213

Total Precious Metals & Minerals		24,616,673

Diversified Metals & Mining—15.8%
Freeport-McMoRan Copper & Gold, Inc.	341,696	12,570,996
Southern Copper Corp.	127,933	3,861,018
Titanium Metals Corp.	168,827	2,529,028

Total Diversified Metals & Mining		18,961,042

Total Common Stocks (Cost $57,412,377)		119,444,186

Total Investments—99.6% (Cost $57,412,377)		$119,444,186

Cash & Other Assets, Less Liabilities—0.4%		468,627

Total Net Assets—100.0%		$119,912,813

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 101.0%
Real Estate Investment Trusts (REITs) - 95.7%
Specialized Reit’s - 24.5%
Public Storage	2,593	$348,655
HCP, Inc.	7,108	294,484
Ventas, Inc.	5,158	284,361
Health Care REIT, Inc.	4,227	230,498
Host Hotels & Resorts, Inc.	15,423	227,798
Plum Creek Timber Company, Inc.	4,675	170,918
Rayonier, Inc.	3,723	166,157
Senior Housing Properties Trust	6,011	134,887
Hospitality Properties Trust	5,182	119,082
Extra Space Storage, Inc.	4,366	105,788
Omega Healthcare Investors, Inc.	5,232	101,239
LaSalle Hotel Properties	4,136	100,133
Entertainment Properties Trust	2,256	98,610
DiamondRock Hospitality Co.	9,143	88,138
Healthcare Realty Trust, Inc.	4,413	82,038
CubeSmart	7,512	79,928
Potlatch Corp.	2,499	77,744
Sovran Self Storage, Inc.	1,810	77,233
National Health Investors, Inc.	1,746	76,789
Medical Properties Trust, Inc.	7,517	74,193
Sunstone Hotel Investors, Inc.*	8,661	70,587

Total Specialized Reit’s		3,009,260

Retail Reit’s - 19.7%
Simon Property Group, Inc.	3,397	438,009
General Growth Properties, Inc.	17,744	266,515
Kimco Realty Corp.	11,178	181,531
Macerich Co.	3,580	181,148
Federal Realty Investment Trust	1,834	166,435
Realty Income Corp.	4,311	150,713
Taubman Centers, Inc.	2,129	132,211
Regency Centers Corp.	3,477	130,805
DDR Corp.	10,627	129,331
Weingarten Realty Investors	5,337	116,453
National Retail Properties, Inc.	4,398	116,019
Tanger Factory Outlet Centers	3,817	111,914
CBL & Associates Properties, Inc.	6,821	107,090
Equity One, Inc.	5,783	98,195
Glimcher Realty Trust	7,630	70,196

Total Retail Reit’s		2,396,565

Residential Reit’s - 15.9%
Equity Residential	5,117	291,822
AvalonBay Communities, Inc.	1,923	251,144
UDR, Inc.	6,685	167,793
Essex Property Trust, Inc.	1,111	156,107
Camden Property Trust	2,448	152,364
BRE Properties, Inc.	2,755	139,072
American Campus Communities, Inc.	2,953	123,908
Home Properties, Inc.	2,069	119,112
Apartment Investment & Management Co. — Class A	5,194	118,995
Equity Lifestyle Properties, Inc.	1,763	117,574
Mid-America Apartment Communities, Inc.	1,782	111,464
Post Properties, Inc.	2,492	108,950
Education Realty Trust, Inc.	6,880	70,382

Total Residential Reit’s		1,928,687

	Shares	Value
COMMON STOCKS† - 101.0% (continued)
Real Estate Investment Trusts (REITs) - 95.7% (continued)
Office Reit’s - 15.4%
Boston Properties, Inc.	2,751	$274,000
Digital Realty Trust, Inc.	2,767	184,476
SL Green Realty Corp.	2,539	169,199
Alexandria Real Estate Equities, Inc.	2,131	146,975
Duke Realty Corp.	10,293	124,031
Piedmont Office Realty Trust, Inc. — Class A	7,106	121,086
BioMed Realty Trust, Inc.	6,420	116,074
Mack-Cali Realty Corp.	4,024	107,401
Douglas Emmett, Inc.	5,820	106,157
Kilroy Realty Corp.	2,766	105,302
Highwoods Properties, Inc.	3,455	102,510
Corporate Office Properties Trust	3,946	83,892
Brandywine Realty Trust	8,594	81,643
CommonWealth REIT	4,872	81,070
Lexington Realty Trust	9,933	74,398

Total Office Reit’s		1,878,214

Mortgage Reit’s - 9.5%
Annaly Capital Management, Inc.	16,734	267,075
American Capital Agency Corp.	6,056	170,052
MFA Financial, Inc.	15,747	105,820
Hatteras Financial Corp.	3,667	96,699
Starwood Property Trust, Inc.	4,842	89,625
Invesco Mortgage Capital, Inc.	6,149	86,393
Two Harbors Investment Corp.	8,425	77,847
CYS Investments, Inc.	5,426	71,298
Capstead Mortgage Corp.	5,635	70,099
Anworth Mortgage Asset Corp.	9,767	61,337
Redwood Trust, Inc.	5,790	58,942

Total Mortgage Reit’s		1,155,187

Diversifed Reit’s - 4.9%
Vornado Realty Trust	3,497	268,779
Liberty Property Trust	4,398	135,810
Colonial Properties Trust	4,651	97,020
Washington Real Estate Investment Trust	3,414	93,373

Total Diversifed Reit’s		594,982

Industrial Reit’s - 3.9%
ProLogis, Inc.	8,551	244,473
DuPont Fabros Technology, Inc.	3,509	84,988
EastGroup Properties, Inc.	1,770	76,960
First Industrial Realty Trust, Inc.*	6,850	70,075

Total Industrial Reit’s		476,496

Forest Products - 1.9%
Weyerhaeuser Co.	12,427	232,012

Total Real Estate Investment Trusts (REITs)		11,671,403

Real Estate Management & Development - 5.3%
Real Estate Operating Companies - 2.4%
Brookfield Office Properties, Inc.	12,516	195,750
Forest City Enterprises, Inc. — Class A*	8,545	101,002

Total Real Estate Operating Companies		296,752

Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 101.0% (continued)
Real Estate Management & Development - 5.3% (continued)
Real Estate Services - 2.2%
CBRE Group, Inc. — Class A*	10,117	$153,981
Jones Lang LaSalle, Inc.	1,868	114,434

Total Real Estate Services		268,415

	Shares	Value
COMMON STOCKS† - 101.0% (continued)
Real Estate Management & Development - 5.3% (continued)
Diversified Real Estate Activities - 0.7%
St. Joe Co.*	5,498	$80,601

Total Real Estate Management & Development		645,768

Total Common Stocks (Cost $7,765,081)		12,317,171

Total Investments - 101.0% (Cost $7,765,081)		$12,317,171

Liabilities, Less Cash & Other Assets - (1.0)%		(124,462)

Total Net Assets - 100.0%		$12,192,709

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

REIT Real	Estate Investment Trust

Retailing Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Apparel Retail - 18.9%
TJX Companies, Inc.	10,106	$652,342
Limited Brands, Inc.	11,177	450,992
Ross Stores, Inc.	9,110	432,998
The Gap, Inc.	21,019	389,903
Urban Outfitters, Inc.*	9,909	273,092
Abercrombie & Fitch Co. — Class A	5,486	267,936
Foot Locker, Inc.	10,133	241,571
American Eagle Outfitters, Inc.	14,890	227,668
Guess?, Inc.	7,510	223,948
Ascena Retail Group, Inc.*	6,863	203,968
Buckle, Inc.	4,503	184,038
Chico’s FAS, Inc.	16,046	178,752
DSW, Inc. — Class A	3,925	173,524
Men’s Wearhouse, Inc.	5,223	169,277
Express, Inc.*	8,390	167,297
Genesco, Inc.*	2,638	162,870
ANN, Inc.*	6,077	150,588
Jos A. Bank Clothiers, Inc.*	3,023	147,402
Childrens Place Retail Stores, Inc.*	2,708	143,849
Aeropostale, Inc.*	9,055	138,089
Finish Line, Inc. — Class A	6,443	124,253

Total Apparel Retail		5,104,357

Specialty Stores - 11.5%
Staples, Inc.	28,365	393,990
Tiffany & Co.	5,643	373,905
PetSmart, Inc.	6,222	319,126
Tractor Supply Co.	4,061	284,879
Dick’s Sporting Goods, Inc.	7,377	272,064
Sally Beauty Holdings, Inc.*	12,541	264,991
Signet Jewelers Ltd.	5,808	255,320
Ulta Salon Cosmetics & Fragrance, Inc.*	3,835	248,968
GNC Holdings, Inc. — Class A*	7,910	228,995
Cabela’s, Inc.*	6,969	177,152
Vitamin Shoppe, Inc.*	3,650	145,562
Hibbett Sports, Inc.*	3,096	139,877

Total Specialty Stores		3,104,829

Hypermarkets & Super Centers - 10.6%
Wal-Mart Stores, Inc.	31,670	1,892,599
Costco Wholesale Corp.	9,357	779,625
Pricesmart, Inc.	2,744	190,955

Total Hypermarkets & Super Centers		2,863,179

General Merchandise Stores - 8.7%
Target Corp.	14,594	747,505
Dollar General Corp.*	11,637	478,746
Dollar Tree, Inc.*	4,915	408,486
Family Dollar Stores, Inc.	5,887	339,444
Big Lots, Inc.*	5,438	205,339
99 Cents Only Stores*	7,400	162,430

Total General Merchandise Stores		2,341,950

Internet Retail - 8.6%
Amazon.com, Inc.*	6,433	1,113,552
Priceline.com, Inc.*	1,338	625,796
Netflix, Inc.*	3,425	237,318
Expedia, Inc.	6,316	183,276

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Internet Retail - 8.6% (continued)
TripAdvisor, Inc.*	6,316	$159,214

Total Internet Retail		2,319,156

Department Stores - 8.4%
Macy’s, Inc.	14,898	479,418
Kohl’s Corp.	9,109	449,529
Nordstrom, Inc.	8,541	424,573
JC Penney Company, Inc.	10,509	369,391
Dillard’s, Inc. — Class A	4,359	195,632
Sears Holdings Corp.*	5,670	180,193
Saks, Inc.*	17,005	165,799

Total Department Stores		2,264,535

Automotive Retail - 7.3%
AutoZone, Inc.*	1,476	479,656
O’Reilly Automotive, Inc.*	5,183	414,381
CarMax, Inc.*	11,157	340,065
AutoNation, Inc.*	8,044	296,582
Advance Auto Parts, Inc.	4,251	295,997
Group 1 Automotive, Inc.	2,747	142,295

Total Automotive Retail		1,968,976

Home Improvement Retail - 6.8%
Home Depot, Inc.	25,593	1,075,930
Lowe’s Companies, Inc.	29,485	748,329
Orchard Supply Hardware Stores Corp. — Class A*,†††,2	288	2,166

Total Home Improvement Retail		1,826,425

Drug Retail - 6.2%
CVS Caremark Corp.	24,109	983,165
Walgreen Co.	21,046	695,781

Total Drug Retail		1,678,946

Homefurnishing Retail - 4.5%
Bed Bath & Beyond, Inc.*	8,198	475,238
Williams-Sonoma, Inc.	6,702	258,027
Aaron’s, Inc.	6,869	183,265
Pier 1 Imports, Inc.*	11,558	161,003
Select Comfort Corp.*	6,860	148,793

Total Homefurnishing Retail		1,226,326

Computer & Electronics Retail - 3.3%
Best Buy Company, Inc.	14,795	345,759
GameStop Corp. — Class A*	9,565	230,804
Rent-A-Center, Inc.	5,282	195,434
RadioShack Corp.	12,332	119,744

Total Computer & Electronics Retail		891,741

Distributors - 2.5%
Genuine Parts Co.	6,703	410,224
LKQ Corp.*	9,081	273,157

Total Distributors		683,381

Catalog Retail - 2.2%
Liberty Interactive Corp. — Class A*	25,543	414,180
HSN, Inc.	5,290	191,815

Total Catalog Retail		605,995

Total Common Stocks (Cost $23,430,974)		26,879,796

Retailing Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
PREFERRED STOCKS - 0.0%
Orchard Supply Hardware - Class A *, †††,1,2	288	$—

Total Preferred Stocks (Cost $15,222)		—

Total Investments - 99.5% (Cost $23,446,196)	$26,879,796

Cash & Other Assets, Less Liabilities - 0.5%	126,742

Total Net Assets - 100.0%	$27,006,538

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Perpetual maturity.
2	Illiquid security.

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3%
Financials - 12.9%
Hancock Holding Co.	849	$27,143
American Campus Communities, Inc.	632	26,519
Home Properties, Inc.	451	25,964
Signature Bank*	432	25,916
Tanger Factory Outlet Centers	802	23,515
National Retail Properties, Inc.	882	23,267
ProAssurance Corp.	287	22,908
MFA Financial, Inc.	3,302	22,189
BioMed Realty Trust, Inc.	1,219	22,040
CBL & Associates Properties, Inc.	1,375	21,588
Mid-America Apartment Communities, Inc.	340	21,267
Extra Space Storage, Inc.	867	21,007
Kilroy Realty Corp.	548	20,862
Post Properties, Inc.	459	20,067
Highwoods Properties, Inc.	674	19,998
Alterra Capital Holdings Ltd.	839	19,826
Delphi Financial Group, Inc. — Class A	446	19,758
LaSalle Hotel Properties	791	19,150
Equity Lifestyle Properties, Inc.	287	19,140
Entertainment Properties Trust	431	18,839
SVB Financial Group*	394	18,790
Hatteras Financial Corp.	695	18,327
Omega Healthcare Investors, Inc.	940	18,189
Prosperity Bancshares, Inc.	431	17,391
Washington Real Estate Investment Trust	611	16,711
Colonial Properties Trust	776	16,187
Stifel Financial Corp.*	504	16,153
Starwood Property Trust, Inc.	862	15,956
FirstMerit Corp.	1,018	15,402
Invesco Mortgage Capital, Inc.	1,073	15,076
DiamondRock Hospitality Co.	1,551	14,952
Trustmark Corp.	596	14,477
Iberiabank Corp.	279	13,755
Webster Financial Corp.	674	13,743
Healthcare Realty Trust, Inc.	725	13,478
FNB Corp.	1,181	13,357
DuPont Fabros Technology, Inc.	549	13,297
Umpqua Holdings Corp.	1,069	13,245
United Bankshares, Inc.	466	13,174
CNO Financial Group, Inc.*	2,057	12,980
Cash America International, Inc.	271	12,637
RLI Corp.	171	12,459
First American Financial Corp.	981	12,429
Northwest Bancshares, Inc.	988	12,291
Susquehanna Bancshares, Inc.	1,456	12,201
Two Harbors Investment Corp.	1,303	12,040
Westamerica Bancorporation	271	11,897
Platinum Underwriters Holdings Ltd.	343	11,700
Apollo Investment Corp.	1,815	11,689
DCT Industrial Trust, Inc.	2,280	11,674
Potlatch Corp.	373	11,604
Ezcorp, Inc. — Class A*	433	11,418
UMB Financial Corp.	298	11,101

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
Knight Capital Group, Inc. — Class A*	935	$11,052
Cathay General Bancorp	731	10,914
Sovran Self Storage, Inc.	254	10,838
EastGroup Properties, Inc.	249	10,827
Texas Capital Bancshares, Inc.*	346	10,591
World Acceptance Corp.*	142	10,437
Medical Properties Trust, Inc.	1,041	10,275
Montpelier Re Holdings Ltd.	577	10,242
Old National Bancorp	878	10,229
First Cash Financial Services, Inc.*	288	10,106
Ocwen Financial Corp.*	694	10,049
CYS Investments, Inc.	763	10,026
National Health Investors, Inc.	225	9,895
CubeSmart	922	9,810
Capstead Mortgage Corp.	782	9,728
National Penn Bancshares, Inc.	1,145	9,664
First Financial Bankshares, Inc.	289	9,661
PS Business Parks, Inc.	173	9,589
Community Bank System, Inc.	342	9,508
Prospect Capital Corp.	1,016	9,439
Pebblebrook Hotel Trust	477	9,149
Glimcher Realty Trust	993	9,136
Wintrust Financial Corp.	325	9,116
First Financial Bancorp	546	9,085
International Bancshares Corp.	489	8,966
Sunstone Hotel Investors, Inc.*	1,098	8,949
Selective Insurance Group, Inc.	500	8,865
Strategic Hotels & Resorts, Inc.*	1,625	8,726
LTC Properties, Inc.	282	8,703
MB Financial, Inc.	502	8,584
BancorpSouth, Inc.	777	8,563
Equity One, Inc.	501	8,507
CVB Financial Corp.	828	8,305
Lexington Realty Trust	1,108	8,299
First Industrial Realty Trust, Inc.*	802	8,204
Glacier Bancorp, Inc.	672	8,084
MarketAxess Holdings, Inc.	268	8,069
Financial Engines, Inc.*	356	7,949
Harleysville Group, Inc.	139	7,863
Bank of the Ozarks, Inc.	264	7,822
Solar Capital Ltd.	343	7,577
Park National Corp.	116	7,547
Provident Financial Services, Inc.	562	7,525
Acadia Realty Trust	371	7,472
Redwood Trust, Inc.	731	7,442
Alexander’s, Inc.	20	7,401
Anworth Mortgage Asset Corp.	1,174	7,373
Argo Group International Holdings Ltd.	254	7,356
Sun Communities, Inc.	201	7,343
Government Properties Income Trust	325	7,329
Primerica, Inc.	314	7,297
DFC Global Corp.*	399	7,206
NBT Bancorp, Inc.	323	7,148
Columbia Banking System, Inc.	369	7,111

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
First Midwest Bancorp, Inc.	695	$7,040
Tower Group, Inc.	344	6,938
Astoria Financial Corp.	812	6,894
Education Realty Trust, Inc.	673	6,885
Infinity Property & Casualty Corp.	118	6,695
MGIC Investment Corp.*	1,745	6,509
Employers Holdings, Inc.	359	6,494
Franklin Street Properties Corp.	651	6,477
Fifth Street Finance Corp.	673	6,441
Hersha Hospitality Trust	1,305	6,368
Greenlight Capital Re Ltd.*	264	6,249
Associated Estates Realty Corp.	389	6,205
American Assets Trust, Inc.	299	6,132
First Potomac Realty Trust	466	6,081
PrivateBancorp, Inc.	553	6,072
Oritani Financial Corp.	475	6,066
Enstar Group Ltd.*	61	5,990
Nelnet, Inc. — Class A	244	5,971
BBCN Bancorp, Inc.*	614	5,802
Investors Bancorp, Inc.*	430	5,796
American Equity Investment Life Holding Co.	556	5,782
Boston Private Financial Holdings, Inc.	713	5,661
Symetra Financial Corp.	623	5,651
PHH Corp.*	525	5,617
BlackRock Kelso Capital Corp.	679	5,541
CreXus Investment Corp.	533	5,533
National Financial Partners Corp.*	408	5,516
Brookline Bancorp, Inc.	649	5,478
Home Bancshares, Inc.	211	5,467
Chemical Financial Corp.	255	5,437
Investors Real Estate Trust	745	5,435
Inland Real Estate Corp.	713	5,426
Cousins Properties, Inc.	845	5,416
Pennsylvania Real Estate Investment Trust	515	5,377
Independent Bank Corp.	197	5,376
PacWest Bancorp	282	5,344
Amtrust Financial Services, Inc.	225	5,344
Meadowbrook Insurance Group, Inc.	498	5,319
Evercore Partners, Inc. — Class A	199	5,297
KBW, Inc.	338	5,131
Horace Mann Educators Corp.	373	5,114
First Commonwealth Financial Corp.	970	5,102
Pinnacle Financial Partners, Inc.*	313	5,055
Forestar Group, Inc.*	333	5,038
Oriental Financial Group, Inc.	416	5,038
ARMOUR Residential REIT, Inc.	714	5,034
S&T Bancorp, Inc.	256	5,005
Walter Investment Management Corp.	244	5,004
Navigators Group, Inc.*	104	4,959
Trustco Bank Corp.	868	4,869
Credit Acceptance Corp.*	59	4,855
Colony Financial, Inc.	305	4,792

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
City Holding Co.	140	$4,745
Cohen & Steers, Inc.	163	4,711
Chesapeake Lodging Trust	303	4,684
Safety Insurance Group, Inc.	115	4,655
Retail Opportunity Investments Corp.	392	4,641
Main Street Capital Corp.	218	4,630
Compass Diversified Holdings	373	4,621
Advance America Cash Advance Centers, Inc.	515	4,609
Newcastle Investment Corp.	980	4,557
iStar Financial, Inc.*	861	4,555
Simmons First National Corp. — Class A	164	4,459
Universal Health Realty Income Trust	114	4,446
PICO Holdings, Inc.*	215	4,425
State Bank Financial Corp.*	291	4,397
Berkshire Hills Bancorp, Inc.	197	4,371
RLJ Lodging Trust	255	4,292
NorthStar Realty Finance Corp.	893	4,260
PennantPark Investment Corp.	422	4,258
ViewPoint Financial Group	326	4,241
PennyMac Mortgage Investment Trust	255	4,238
WesBanco, Inc.	215	4,186
Sabra Health Care REIT, Inc.	344	4,159
Sterling Financial Corp.*	249	4,158
BGC Partners, Inc. — Class A	699	4,152
FBL Financial Group, Inc. — Class A	122	4,150
Maiden Holdings Ltd.	469	4,108
Investment Technology Group, Inc.*	380	4,108
Duff & Phelps Corp. — Class A	283	4,104
Banco Latinoamericano de Comercio Exterior S.A.	255	4,093
Flagstone Reinsurance Holdings S.A.	491	4,070
Western Alliance Bancorporation*	645	4,018
AMERISAFE, Inc.*	172	3,999
United Fire & Casualty Co.	198	3,996
Sandy Spring Bancorp, Inc.	227	3,984
SCBT Financial Corp.	135	3,916
Triangle Capital Corp.	204	3,900
Urstadt Biddle Properties, Inc. — Class A	215	3,887
Hercules Technology Growth Capital, Inc.	410	3,870
Ashford Hospitality Trust, Inc.	480	3,840
Lakeland Financial Corp.	148	3,829
Virtus Investment Partners, Inc.*	49	3,724
Community Trust Bancorp, Inc.	126	3,707
Resource Capital Corp.	660	3,703
Flushing Financial Corp.	291	3,675
Dime Community Bancshares, Inc.	289	3,641
First Busey Corp.	713	3,565

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
1st Source Corp.	140	$3,546
Ramco-Gershenson Properties Trust	359	3,529
FelCor Lodging Trust, Inc.*	1,157	3,529
Renasant Corp.	232	3,480
Excel Trust, Inc.	289	3,468
Getty Realty Corp.	245	3,418
Southside Bancshares, Inc.	157	3,401
Dynex Capital, Inc.	372	3,396
First Financial Corp.	102	3,395
Citizens, Inc.*	348	3,372
Coresite Realty Corp.	189	3,368
Tejon Ranch Co.*	136	3,329
OneBeacon Insurance Group Ltd.	211	3,247
Washington Trust Bancorp, Inc.	134	3,197
Hilltop Holdings, Inc.*	372	3,143
Epoch Holding Corp.	141	3,134
Safeguard Scientifics, Inc.*	194	3,063
CapLease, Inc.	755	3,050
Hudson Valley Holding Corp.	142	3,013
Piper Jaffray Cos.*	148	2,990
Monmouth Real Estate Investment Corp. — Class A	325	2,974
Hudson Pacific Properties, Inc.	210	2,974
GAMCO Investors, Inc. — Class A	68	2,957
eHealth, Inc.*	201	2,955
Cardinal Financial Corp.	271	2,911
Radian Group, Inc.	1,240	2,902
Campus Crest Communities, Inc.	287	2,887
INTL FCStone, Inc.*	121	2,852
MCG Capital Corp.	714	2,849
Rockville Financial, Inc.	274	2,839
West Coast Bancorp*	181	2,824
Tompkins Financial Corp.	73	2,811
HFF, Inc. — Class A*	269	2,779
TowneBank	225	2,754
National Western Life Insurance Co. — Class A	20	2,723
United Community Banks, Inc.*	389	2,719
GFI Group, Inc.	656	2,703
Winthrop Realty Trust	264	2,685
Tower Bancorp, Inc.	94	2,683
MVC Capital, Inc.	227	2,631
Banner Corp.	153	2,624
TICC Capital Corp.	301	2,604
NewStar Financial, Inc.*	255	2,593
Beneficial Mutual Bancorp, Inc.*	308	2,575
Global Indemnity plc*	127	2,518
Apollo Commercial Real Estate Finance, Inc.	191	2,508
Union First Market Bankshares Corp.	188	2,499
Sterling Bancorp	286	2,471
Ladenburg Thalmann Financial Services, Inc.*	991	2,458
Capital Southwest Corp.	30	2,446
StellarOne Corp.	214	2,435
Bryn Mawr Bank Corp.	124	2,417

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
Saul Centers, Inc.	68	$2,409
Summit Hotel Properties, Inc.	255	2,407
SY Bancorp, Inc.	117	2,402
Provident New York Bancorp	358	2,377
United Financial Bancorp, Inc.	147	2,365
Kennedy-Wilson Holdings, Inc.	223	2,359
Kite Realty Group Trust	522	2,354
Agree Realty Corp.	96	2,340
Univest Corporation of Pennsylvania	159	2,328
Ameris Bancorp*	225	2,313
Territorial Bancorp, Inc.	115	2,271
Eagle Bancorp, Inc.*	156	2,268
Netspend Holdings, Inc.*	278	2,255
Bancfirst Corp.	60	2,252
Great Southern Bancorp, Inc.	95	2,241
Cedar Realty Trust, Inc.	517	2,228
Northfield Bancorp, Inc.	157	2,223
Republic Bancorp, Inc. — Class A	97	2,221
Camden National Corp.	68	2,217
Calamos Asset Management, Inc.	177	2,214
Arrow Financial Corp.	94	2,203
WSFS Financial Corp.	61	2,194
Westwood Holdings Group, Inc.	60	2,193
Enterprise Financial Services Corp.	148	2,190
First Connecticut Bancorp, Inc.	164	2,134
Wilshire Bancorp, Inc.*	572	2,076
German American Bancorp, Inc.	114	2,074
First Merchants Corp.	243	2,058
Financial Institutions, Inc.	127	2,050
American Safety Insurance Holdings Ltd.*	94	2,044
Parkway Properties, Inc.	207	2,041
Citizens & Northern Corp.	109	2,013
Presidential Life Corp.	201	2,008
Bancorp, Inc.*	271	1,959
Stewart Information Services Corp.	169	1,952
Westfield Financial, Inc.	263	1,936
National Bankshares, Inc.	69	1,926
First Interstate Bancsystem, Inc.	145	1,889
Central Pacific Financial Corp.*	146	1,886
CNB Financial Corp.	119	1,878
Heritage Financial Corp.	148	1,859
SWS Group, Inc.	269	1,848
First Community Bancshares, Inc.	148	1,847
Bank of Marin Bancorp	49	1,842
Heartland Financial USA, Inc.	120	1,841
Centerstate Banks, Inc.	276	1,827
Trico Bancshares	128	1,820
Phoenix Companies, Inc.*	1,083	1,819
Gladstone Commercial Corp.	103	1,808
State Auto Financial Corp.	132	1,794
CoBiz Financial, Inc.	307	1,771
Cogdell Spencer, Inc.	415	1,764
First of Long Island Corp.	67	1,763
Washington Banking Co.	146	1,739

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
Farmer Mac	96	$1,730
OmniAmerican Bancorp, Inc.*	110	1,727
OceanFirst Financial Corp.	132	1,725
State Bancorp, Inc.	141	1,720
Lakeland Bancorp, Inc.	199	1,715
National Interstate Corp.	69	1,702
STAG Industrial, Inc.	148	1,698
RAIT Financial Trust	355	1,686
One Liberty Properties, Inc.	102	1,683
Fox Chase Bancorp, Inc.	132	1,667
ESB Financial Corp.	118	1,660
MainSource Financial Group, Inc.	188	1,660
Virginia Commerce Bancorp, Inc.*	214	1,654
Baldwin & Lyons, Inc. — Class B	74	1,613
Cowen Group, Inc. — Class A*	619	1,603
FXCM, Inc.	161	1,570
Oppenheimer Holdings, Inc. — Class A	97	1,562
Ames National Corp.	80	1,560
Home Federal Bancorp, Inc.	150	1,560
First Bancorp	139	1,550
Gladstone Investment Corp.	210	1,527
Franklin Financial Corp.*	128	1,516
Pacific Continental Corp.	170	1,504
Gladstone Capital Corp.	197	1,503
Medallion Financial Corp.	132	1,502
Diamond Hill Investment Group, Inc.	20	1,480
Mission West Properties, Inc.	164	1,479
Golub Capital BDC, Inc.	94	1,457
Crawford & Co. — Class B	235	1,448
SeaBright Holdings, Inc.	189	1,446
NGP Capital Resources Co.	198	1,424
1st United Bancorp, Inc.*	255	1,415
First Financial Holdings, Inc.	158	1,411
West Bancorporation, Inc.	147	1,408
Artio Global Investors, Inc.	287	1,401
Peoples Bancorp, Inc.	94	1,392
Alliance Financial Corp.	45	1,390
American Capital Mortgage Investment Corp.	73	1,374
Bank Mutual Corp.	432	1,374
Apollo Residential Mortgage, Inc.	90	1,373
Chatham Lodging Trust	126	1,358
Bancorp Rhode Island, Inc.	34	1,350
Penns Woods Bancorp, Inc.	34	1,319
Terreno Realty Corp.	87	1,317
Kansas City Life Insurance Co.	40	1,313
Hanmi Financial Corp.*	176	1,302
Arlington Asset Investment Corp. — Class A	61	1,301
Merchants Bancshares, Inc.	44	1,285
BofI Holding, Inc.*	78	1,267
First Defiance Financial Corp.	86	1,255
Bridge Bancorp, Inc.	63	1,254
Edelman Financial Group, Inc.	189	1,242
Gleacher & Company, Inc.*	729	1,225
Park Sterling Corp.*	299	1,220
Walker & Dunlop, Inc.*	97	1,218

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
First Bancorp, Inc.	78	$1,199
ESSA Bancorp, Inc.	110	1,152
Kearny Financial Corp.	121	1,150
Doral Financial Corp.*	1,181	1,129
Encore Bancshares, Inc.*	83	1,122
Kohlberg Capital Corp.	175	1,104
Nicholas Financial, Inc.	86	1,103
Pacific Capital Bancorp North America*	39	1,101
BankFinancial Corp.	197	1,087
AG Mortgage Investment Trust, Inc.	54	1,087
Southwest Bancorp, Inc.*	181	1,079
Center Bancorp, Inc.	110	1,075
Solar Senior Capital Ltd.	68	1,071
THL Credit, Inc.	87	1,062
Medley Capital Corp.	102	1,061
Metro Bancorp, Inc.*	126	1,056
Capital City Bank Group, Inc.	110	1,050
Consolidated-Tomoka Land Co.	38	1,029
UMH Properties, Inc.	110	1,024
Bank of Kentucky Financial Corp.	51	1,023
Seacoast Banking Corporation of Florida*	671	1,020
Sierra Bancorp	115	1,012
Taylor Capital Group, Inc.*	103	1,001
JMP Group, Inc.	140	1,001
Harris & Harris Group, Inc.*	286	990
Marlin Business Services Corp.	77	978
First Pactrust Bancorp, Inc.	95	974
Meridian Interstate Bancorp, Inc.*	78	971
Donegal Group, Inc. — Class A	68	963
FBR & Company*	469	961
Heritage Commerce Corp.*	197	934
Suffolk Bancorp*	86	928
EMC Insurance Group, Inc.	45	926
Bridge Capital Holdings*	89	926
Flagstar Bancorp, Inc.*	1,820	919
New Mountain Finance Corp.	68	912
MPG Office Trust, Inc.*	451	897
MidSouth Bancorp, Inc.	67	872
Cape Bancorp, Inc.*	110	863
Sun Bancorp, Inc.*	352	852
Whitestone REIT — Class B	68	809
Century Bancorp, Inc. — Class A	28	791
Clifton Savings Bancorp, Inc.	83	770
Hallmark Financial Services*	110	769
Enterprise Bancorp, Inc.	50	715
Roma Financial Corp.	68	669
Universal Insurance Holdings, Inc.	174	623
CIFC Corp.*	115	621
Fidus Investment Corp.	47	610
First Marblehead Corp.*	514	601
Avatar Holdings, Inc.*	80	574
Independence Holding Co.	68	553
Charter Financial Corp.	59	546
Orrstown Financial Services, Inc.	61	503

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Financials - 12.9% (continued)
Gain Capital Holdings, Inc.	69	$462
Fortegra Financial Corp.*	51	341
Pzena Investment Management, Inc. — Class A	77	333
California First National Bancorp	20	322
Imperial Holdings, Inc.*	164	308
Capital Bank Corp.*	134	269
Hampton Roads Bankshares, Inc.*	96	263
Cascade Bancorp*	53	232

Total Financials		2,264,310

Information Technology - 10.0%
Netlogic Microsystems, Inc.*	636	31,527
SuccessFactors, Inc.*	777	30,979
Jack Henry & Associates, Inc.	800	26,888
Concur Technologies, Inc.*	417	21,179
Parametric Technology Corp.*	1,110	20,269
Wright Express Corp.*	361	19,595
InterDigital, Inc.	426	18,561
ADTRAN, Inc.	598	18,036
CommVault Systems, Inc.*	407	17,387
Anixter International, Inc.*	269	16,043
QLIK Technologies, Inc.*	657	15,899
Plantronics, Inc.	445	15,860
Ultimate Software Group, Inc.*	243	15,824
Viasat, Inc.*	334	15,404
Semtech Corp.*	609	15,115
SolarWinds, Inc.*	530	14,813
Taleo Corp. — Class A*	379	14,664
Aruba Networks, Inc.*	791	14,649
FEI Co.*	359	14,640
Hittite Microwave Corp.*	295	14,567
Cymer, Inc.*	287	14,281
Finisar Corp.*	833	13,949
Cognex Corp.	388	13,887
CACI International, Inc. — Class A*	248	13,868
RF Micro Devices, Inc.*	2,562	13,835
Aspen Technology, Inc.*	783	13,585
MAXIMUS, Inc.	325	13,439
Fair Isaac Corp.	374	13,404
Microsemi Corp.*	800	13,400
MKS Instruments, Inc.	481	13,381
Universal Display Corp.*	357	13,098
Cavium, Inc.*	454	12,907
Sapient Corp.	1,016	12,802
JDA Software Group, Inc.*	392	12,697
Convergys Corp.*	981	12,527
Arris Group, Inc.*	1,154	12,486
Coherent, Inc.*	232	12,127
Mentor Graphics Corp.*	894	12,123
j2 Global, Inc.	429	12,072
Progress Software Corp.*	619	11,978
ValueClick, Inc.*	731	11,908
Netgear, Inc.*	344	11,548
Blackbaud, Inc.	411	11,385
Entegris, Inc.*	1,251	10,915
Cardtronics, Inc.*	403	10,905

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
Quest Software, Inc.*	566	$10,528
DealerTrack Holdings, Inc.*	379	10,332
Cabot Microelectronics Corp.*	217	10,253
Blue Coat Systems, Inc.*	401	10,205
NetSuite, Inc.*	251	10,178
TiVo, Inc.*	1,107	9,930
RightNow Technologies, Inc.*	231	9,871
Cirrus Logic, Inc.*	618	9,795
VirnetX Holding Corp.*	383	9,564
Acxiom Corp.*	755	9,219
Scansource, Inc.*	256	9,216
Take-Two Interactive Software, Inc.*	679	9,200
Plexus Corp.*	335	9,172
Power Integrations, Inc.	271	8,986
Tyler Technologies, Inc.*	296	8,913
Littelfuse, Inc.	207	8,897
Synaptics, Inc.*	295	8,894
ACI Worldwide, Inc.*	308	8,821
Euronet Worldwide, Inc.*	477	8,815
Heartland Payment Systems, Inc.	359	8,745
OSI Systems, Inc.*	179	8,732
GT Advanced Technologies, Inc.*	1,173	8,493
OpenTable, Inc.*	217	8,491
Sourcefire, Inc.*	262	8,484
Tessera Technologies, Inc.*	478	8,007
Unisys Corp.*	404	7,963
NIC, Inc.	596	7,933
MicroStrategy, Inc. — Class A*	73	7,907
Veeco Instruments, Inc.*	376	7,821
Bottomline Technologies, Inc.*	334	7,739
Manhattan Associates, Inc.*	188	7,610
Benchmark Electronics, Inc.*	563	7,584
Integrated Device Technology, Inc.*	1,373	7,497
Synchronoss Technologies, Inc.*	246	7,432
Advent Software, Inc.*	305	7,430
TriQuint Semiconductor, Inc.*	1,520	7,402
LogMeIn, Inc.*	192	7,402
RealPage, Inc.*	282	7,126
FARO Technologies, Inc.*	153	7,038
SYNNEX Corp.*	231	7,036
ATMI, Inc.*	351	7,031
Websense, Inc.*	373	6,986
Sanmina-SCI Corp.*	748	6,964
Diodes, Inc.*	326	6,944
Rambus, Inc.*	908	6,855
Syntel, Inc.	146	6,828
Mantech International Corp. — Class A	217	6,779
Brightpoint, Inc.*	630	6,779
Loral Space & Communications, Inc.*	104	6,748
Ancestry.com, Inc.*	292	6,704
Kenexa Corp.*	249	6,648
Omnivision Technologies, Inc.*	540	6,607
Insight Enterprises, Inc.*	431	6,590
Liquidity Services, Inc.*	178	6,568

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
Earthlink, Inc.	1,019	$6,562
Lattice Semiconductor Corp.*	1,093	6,492
Constant Contact, Inc.*	278	6,452
Ceva, Inc.*	212	6,415
comScore, Inc.*	297	6,296
Comtech Telecommunications Corp.	220	6,296
Brooks Automation, Inc.	611	6,275
Tekelec*	572	6,252
BroadSoft, Inc.*	206	6,221
Kulicke & Soffa Industries, Inc.*	672	6,216
LivePerson, Inc.*	490	6,150
Electronics for Imaging, Inc.*	430	6,128
Infinera Corp.*	967	6,073
Netscout Systems, Inc.*	343	6,037
Stratasys, Inc.*	197	5,991
Rofin-Sinar Technologies, Inc.*	262	5,987
Ebix, Inc.	265	5,857
MTS Systems Corp.	143	5,827
Volterra Semiconductor Corp.*	224	5,737
Ultratech, Inc.*	231	5,676
Emulex Corp.*	819	5,618
3D Systems Corp.*	390	5,616
Standard Microsystems Corp.*	216	5,566
Digital River, Inc.*	364	5,467
Verint Systems, Inc.*	197	5,425
Harmonic, Inc.*	1,067	5,378
Rogers Corp.*	145	5,345
TTM Technologies, Inc.*	483	5,294
Monotype Imaging Holdings, Inc.*	337	5,254
Park Electrochemical Corp.	197	5,047
Quantum Corp.*	2,090	5,016
Opnet Technologies, Inc.	134	4,914
Forrester Research, Inc.*	142	4,819
Black Box Corp.	170	4,767
Micrel, Inc.	470	4,752
S1 Corp.*	496	4,747
CSG Systems International, Inc.*	321	4,722
Sonus Networks, Inc.*	1,961	4,706
Newport Corp.*	345	4,695
Pegasystems, Inc.	159	4,675
Bankrate, Inc.*	213	4,579
iGate Corp.*	289	4,546
DTS, Inc.*	164	4,467
United Online, Inc.	821	4,466
Magma Design Automation, Inc.*	620	4,452
Advanced Energy Industries, Inc.*	405	4,346
Maxwell Technologies, Inc.*	263	4,271
Amkor Technology, Inc.*	979	4,268
Monolithic Power Systems, Inc.*	276	4,159
SS&C Technologies Holdings, Inc.*	230	4,154
TNS, Inc.*	234	4,146
Badger Meter, Inc.	140	4,120
Checkpoint Systems, Inc.*	372	4,070
Entropic Communications, Inc.*	793	4,052
DemandTec, Inc.*	302	3,977
Applied Micro Circuits Corp.*	586	3,938
Measurement Specialties, Inc.*	140	3,914

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
Super Micro Computer, Inc.*	247	$3,873
Spansion, Inc. — Class A*	465	3,850
InfoSpace, Inc.*	345	3,792
Intermec, Inc.*	551	3,780
Ixia*	358	3,763
TeleTech Holdings, Inc.*	231	3,742
Dice Holdings, Inc.*	446	3,697
Mercury Computer Systems, Inc.*	278	3,695
Vocus, Inc.*	164	3,623
Xyratex Ltd.	266	3,543
EPIQ Systems, Inc.	292	3,510
Nanometrics, Inc.*	190	3,500
Accelrys, Inc.*	519	3,488
Silicon Image, Inc.*	734	3,450
Sycamore Networks, Inc.*	189	3,383
Photronics, Inc.*	549	3,338
ExlService Holdings, Inc.*	148	3,311
Silicon Graphics International Corp.*	286	3,278
STEC, Inc.*	379	3,256
OCZ Technology Group, Inc.*	479	3,166
Interactive Intelligence Group, Inc.*	135	3,094
Web.com Group, Inc.*	269	3,080
Daktronics, Inc.	321	3,072
Electro Scientific Industries, Inc.*	212	3,070
Electro Rent Corp.	178	3,053
Oplink Communications, Inc.*	185	3,047
KIT Digital, Inc.*	360	3,042
RealD, Inc.*	378	3,001
Cass Information Systems, Inc.	82	2,984
CTS Corp.	323	2,972
PROS Holdings, Inc.*	198	2,946
LoopNet, Inc.*	159	2,907
Globecomm Systems, Inc.*	212	2,900
Kemet Corp.*	408	2,876
Internap Network Services Corp.*	483	2,869
Methode Electronics, Inc.	344	2,852
ShoreTel, Inc.*	443	2,826
Rudolph Technologies, Inc.*	299	2,769
ICG Group, Inc.*	346	2,671
Global Cash Access Holdings, Inc.*	596	2,652
Keynote Systems, Inc.	128	2,629
Zygo Corp.*	148	2,612
Digi International, Inc.*	231	2,578
Cohu, Inc.	227	2,576
Fabrinet*	187	2,558
Extreme Networks*	858	2,505
GSI Group, Inc.*	243	2,486
LTX-Credence Corp.*	462	2,472
Power-One, Inc.*	630	2,463
IXYS Corp.*	227	2,458
Stamps.com, Inc.*	94	2,456
NVE Corp.*	44	2,443
QuinStreet, Inc.*	260	2,434
XO Group, Inc.*	289	2,410
Formfactor, Inc.*	469	2,373
Avid Technology, Inc.*	278	2,371

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
STR Holdings, Inc.*	285	$2,346
Kopin Corp.*	604	2,344
Advanced Analogic Technologies, Inc.*	403	2,329
Anaren, Inc.*	140	2,327
Move, Inc.*	367	2,319
CIBER, Inc.*	592	2,285
Calix, Inc.*	352	2,277
Integrated Silicon Solution, Inc.*	249	2,276
Perficient, Inc.*	227	2,272
Inphi Corp.*	188	2,248
Exar Corp.*	342	2,223
ModusLink Global Solutions, Inc.	409	2,209
MIPS Technologies, Inc. — Class A*	493	2,199
Cray, Inc.*	337	2,180
Symmetricom, Inc.*	401	2,161
SPS Commerce, Inc.*	83	2,154
Envestnet, Inc.*	175	2,093
Procera Networks, Inc.*	133	2,072
Saba Software, Inc.*	262	2,067
Deltek, Inc.*	210	2,062
Virtusa Corp.*	141	2,042
American Software, Inc. — Class A	215	2,032
Cornerstone OnDemand, Inc.*	110	2,006
Actuate Corp.*	337	1,975
Computer Task Group, Inc.*	139	1,957
Supertex, Inc.*	102	1,926
Vishay Precision Group, Inc.*	119	1,902
Limelight Networks, Inc.*	635	1,880
IntraLinks Holdings, Inc.*	300	1,872
Aeroflex Holding Corp.*	180	1,843
Multi-Fineline Electronix, Inc.*	89	1,829
Sigma Designs, Inc.*	299	1,794
Echo Global Logistics, Inc.*	110	1,777
Callidus Software, Inc.*	276	1,772
Pericom Semiconductor Corp.*	232	1,766
Bel Fuse, Inc. — Class B	94	1,762
Seachange International, Inc.*	249	1,750
Zix Corp.*	612	1,726
SciQuest, Inc.*	119	1,698
MoneyGram International, Inc.*	95	1,686
Richardson Electronics Ltd.	136	1,671
Wave Systems Corp. — Class A*	765	1,660
Glu Mobile, Inc.*	528	1,658
Active Network, Inc.*	119	1,618
VASCO Data Security International, Inc.*	248	1,617
Echelon Corp.*	330	1,607
Intevac, Inc.*	215	1,591
Imation Corp.*	276	1,581
Tangoe, Inc.*	100	1,540
Rubicon Technology, Inc.*	164	1,540
ServiceSource International, Inc.*	97	1,522
PDF Solutions, Inc.*	215	1,499
RealNetworks, Inc.	193	1,448
Mindspeed Technologies, Inc.*	307	1,406

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
Anadigics, Inc.*	626	$1,371
Immersion Corp.*	261	1,352
Oclaro, Inc.*	469	1,323
FSI International, Inc.*	361	1,321
Axcelis Technologies, Inc.*	988	1,314
Lionbridge Technologies, Inc.*	571	1,308
DDi Corp.	140	1,306
Ultra Clean Holdings*	213	1,301
Agilysys, Inc.*	163	1,296
LeCroy Corp.*	154	1,295
Digimarc Corp.*	54	1,290
Travelzoo, Inc.*	52	1,278
MoSys, Inc.*	304	1,277
Marchex, Inc. — Class A	202	1,262
Openwave Systems, Inc.*	791	1,250
AXT, Inc.*	297	1,238
Convio, Inc.*	111	1,228
TeleNav, Inc.*	154	1,203
PLX Technology, Inc.*	411	1,180
X-Rite, Inc.*	249	1,155
ePlus, Inc.*	40	1,131
DSP Group, Inc.*	215	1,120
KVH Industries, Inc.*	140	1,089
Pulse Electronics Corp.	388	1,086
Westell Technologies, Inc. — Class A*	489	1,086
PRGX Global, Inc.*	179	1,065
Hackett Group, Inc.*	278	1,040
Aviat Networks, Inc.*	562	1,028
support.com, Inc.*	455	1,024
TeleCommunication Systems, Inc.*	430	1,010
Dynamics Research Corp.*	88	998
Rimage Corp.	87	979
Alpha & Omega Semiconductor Ltd.*	132	965
PC Connection, Inc.	87	965
ORBCOMM, Inc.*	321	960
Novatel Wireless, Inc.*	299	936
Radisys Corp.*	180	911
Zillow, Inc. — Class A*	40	899
GSI Technology, Inc.*	189	885
Communications Systems, Inc.	62	872
Guidance Software, Inc.*	128	829
Identive Group, Inc.*	360	803
Rosetta Stone, Inc.*	103	786
Responsys, Inc.*	87	773
TechTarget, Inc.*	132	771
Amtech Systems, Inc.*	87	740
FalconStor Software, Inc.*	286	738
Carbonite, Inc.*	66	733
Numerex Corp. — Class A*	87	716
Emcore Corp.*	824	711
Dot Hill Systems Corp.*	525	698
MaxLinear, Inc. — Class A*	145	689
NCI, Inc.*	59	687
eMagin Corp.*	174	644
SRS Labs, Inc.*	110	633

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Information Technology - 10.0% (continued)
QAD, Inc. — Class A*	59	$620
Powerwave Technologies, Inc.*	292	607
Viasystems Group, Inc.*	30	508
Demand Media, Inc.*	73	485
THQ, Inc.*	635	483
Ellie Mae, Inc.*	83	469
Meru Networks, Inc.*	105	434
Smith Micro Software, Inc.*	338	382
NeoPhotonics Corp.*	79	362
Opnext, Inc.*	409	330
Motricity, Inc.*	348	313
Stream Global Services, Inc.*	89	295
Quepasa Corp.*	63	209
Dialogic, Inc.*	146	175
FriendFinder Networks, Inc.*	59	44

Total Information Technology		1,761,991

Industrials - 9.1%
Clean Harbors, Inc.*	438	27,914
Alaska Air Group, Inc.*	336	25,230
CLARCOR, Inc.	470	23,495
Woodward, Inc.	572	23,412
HEICO Corp.	392	22,924
Dollar Thrifty Automotive Group, Inc.*	321	22,553
Genesee & Wyoming, Inc. — Class A*	365	22,112
Hexcel Corp.*	912	22,080
Acuity Brands, Inc.	401	21,253
Triumph Group, Inc.	352	20,574
Teledyne Technologies, Inc.*	342	18,759
Moog, Inc. — Class A*	424	18,626
Old Dominion Freight Line, Inc.*	443	17,955
Robbins & Myers, Inc.	368	17,866
Watsco, Inc.	264	17,334
United Rentals, Inc.*	576	17,021
Middleby Corp.*	177	16,645
EMCOR Group, Inc.	619	16,595
FTI Consulting, Inc.*	391	16,586
Esterline Technologies Corp.*	287	16,063
CoStar Group, Inc.*	237	15,815
Curtiss-Wright Corp.	431	15,227
Chart Industries, Inc.*	278	15,031
Belden, Inc.	442	14,710
Actuant Corp. — Class A	639	14,499
Acacia Research — Acacia Technologies*	394	14,385
AO Smith Corp.	358	14,363
United Stationers, Inc.	432	14,066
Brady Corp. — Class A	442	13,954
Applied Industrial Technologies, Inc.	392	13,787
Mueller Industries, Inc.	347	13,332
Rollins, Inc.	590	13,110
Simpson Manufacturing Company, Inc.	389	13,094
Tetra Tech, Inc.*	577	12,457
Corporate Executive Board Co.	321	12,230
Barnes Group, Inc.	503	12,127

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Industrials - 9.1% (continued)
EnerSys*	466	$12,102
JetBlue Airways Corp.*	2,291	11,913
RSC Holdings, Inc.*	627	11,599
Brink’s Co.	431	11,585
HUB Group, Inc. — Class A*	344	11,156
Deluxe Corp.	480	10,925
Advisory Board Co.*	147	10,909
Healthcare Services Group, Inc.	616	10,897
HNI Corp.	411	10,727
Portfolio Recovery Associates, Inc.*	157	10,601
Raven Industries, Inc.	168	10,399
Avis Budget Group, Inc.*	970	10,398
ABM Industries, Inc.	489	10,083
Geo Group, Inc.*	599	10,033
Werner Enterprises, Inc.	409	9,857
Herman Miller, Inc.	534	9,852
Watts Water Technologies, Inc. — Class A	276	9,442
Franklin Electric Company, Inc.	214	9,322
Kaydon Corp.	304	9,272
Atlas Air Worldwide Holdings, Inc.*	240	9,223
MasTec, Inc.*	528	9,171
Knight Transportation, Inc.	570	8,915
Forward Air Corp.	278	8,910
II-VI, Inc.*	482	8,850
Beacon Roofing Supply, Inc.*	432	8,739
Granite Construction, Inc.	361	8,563
RBC Bearings, Inc.*	200	8,340
Mine Safety Appliances Co.	248	8,214
Huron Consulting Group, Inc.*	205	7,942
Orbital Sciences Corp.*	546	7,933
Titan International, Inc.	392	7,628
US Airways Group, Inc.*	1,502	7,615
Allegiant Travel Co.*	140	7,468
Korn*	432	7,370
Briggs & Stratton Corp.	469	7,265
Unifirst Corp.	127	7,206
ESCO Technologies, Inc.	250	7,195
AAR Corp.	374	7,170
Amerco, Inc.	79	6,984
Tennant Co.	178	6,919
Aircastle Ltd.	538	6,843
Dycom Industries, Inc.*	327	6,841
USG Corp.*	662	6,726
Heartland Express, Inc.	470	6,716
Colfax Corp.*	233	6,636
Knoll, Inc.	444	6,593
Kaman Corp.	241	6,584
Generac Holdings, Inc.*	234	6,559
McGrath Rentcorp	226	6,552
Blount International, Inc.*	448	6,505
EnPro Industries, Inc.*	197	6,497
Lindsay Corp.	118	6,477
Cubic Corp.	147	6,408
Rush Enterprises, Inc. — Class A*	302	6,318
Ceradyne, Inc.*	234	6,267
SkyWest, Inc.	490	6,169

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Industrials - 9.1% (continued)
Astec Industries, Inc.*	189	$6,088
SYKES Enterprises, Inc.*	388	6,076
Swift Transportation Co.*	736	6,065
American Science & Engineering, Inc.	89	6,062
Mobile Mini, Inc.*	344	6,003
Albany International Corp. — Class A	255	5,896
Exponent, Inc.*	128	5,884
TAL International Group, Inc.	204	5,873
TrueBlue, Inc.*	412	5,719
Interface, Inc. — Class A	494	5,701
CIRCOR International, Inc.	161	5,685
Aegion Corp.*	369	5,660
Universal Forest Products, Inc.	180	5,557
DigitalGlobe, Inc.*	324	5,544
Steelcase, Inc. — Class A	736	5,491
Insperity, Inc.	215	5,450
Navigant Consulting, Inc.*	476	5,431
Team, Inc.*	181	5,385
AZZ, Inc.	118	5,362
Higher One Holdings, Inc.*	287	5,292
Quanex Building Products Corp.	349	5,242
Wabash National Corp.*	638	5,002
G&K Services, Inc. — Class A	171	4,978
Aerovironment, Inc.*	158	4,972
ACCO Brands Corp.*	514	4,960
Interline Brands, Inc.*	308	4,796
Altra Holdings, Inc.*	249	4,689
GeoEye, Inc.*	210	4,666
Arkansas Best Corp.	241	4,644
Resources Connection, Inc.	430	4,554
NACCO Industries, Inc. — Class A	51	4,550
ICF International, Inc.*	178	4,411
Encore Wire Corp.	168	4,351
Layne Christensen Co.*	179	4,332
Sun Hydraulics Corp.	182	4,264
Trimas Corp.*	237	4,254
Consolidated Graphics, Inc.*	88	4,249
Greenbrier Companies, Inc.*	172	4,176
John Bean Technologies Corp.	268	4,119
Cascade Corp.	87	4,104
Griffon Corp.	444	4,054
Standex International Corp.	118	4,031
Gibraltar Industries, Inc.*	287	4,007
Sauer-Danfoss, Inc.*	110	3,983
Kforce, Inc.*	316	3,896
On Assignment, Inc.*	344	3,846
Gorman-Rupp Co.	140	3,801
Comfort Systems USA, Inc.	349	3,741
Primoris Services Corp.	249	3,718
AAON, Inc.	177	3,627
Mistras Group, Inc.*	142	3,620
H&E Equipment Services, Inc.*	267	3,583
Tutor Perini Corp.*	287	3,542
MYR Group, Inc.*	185	3,541
Heidrick & Struggles International, Inc.	164	3,533

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Industrials - 9.1% (continued)
Mueller Water Products, Inc. — Class A	1,443	$3,521
Kelly Services, Inc. — Class A	250	3,420
Global Power Equipment Group, Inc.*	142	3,373
Astronics Corp.*	94	3,366
Quad	231	3,313
Viad Corp.	188	3,286
Trex Company, Inc.*	142	3,253
Apogee Enterprises, Inc.	263	3,224
Ennis, Inc.	241	3,213
Textainer Group Holdings Ltd.	110	3,203
PMFG, Inc.*	164	3,200
US Ecology, Inc.	170	3,193
Titan Machinery, Inc.*	146	3,173
Encore Capital Group, Inc.*	148	3,146
Great Lakes Dredge & Dock Corp.	550	3,058
Twin Disc, Inc.	83	3,015
RailAmerica, Inc.*	201	2,993
Swisher Hygiene, Inc.*	783	2,928
GenCorp, Inc.*	550	2,926
Taser International, Inc.*	562	2,877
Multi-Color Corp.	110	2,830
Hawaiian Holdings, Inc.*	469	2,720
Wesco Aircraft Holdings, Inc.*	194	2,714
Kadant, Inc.*	119	2,691
Accuride Corp.*	372	2,649
Capstone Turbine Corp.*	2,282	2,647
Standard Parking Corp.*	148	2,645
Marten Transport Ltd.	142	2,555
DXP Enterprises, Inc.*	79	2,544
Douglas Dynamics, Inc.	173	2,529
LB Foster Co.	87	2,461
Powell Industries, Inc.*	78	2,440
Commercial Vehicle Group, Inc.*	267	2,414
Federal Signal Corp.*	578	2,399
Dolan Co.*	281	2,394
Dynamic Materials Corp.	121	2,393
Air Transport Services Group, Inc.*	503	2,374
Spirit Airlines, Inc.*	150	2,340
EnerNOC, Inc.*	214	2,326
EnergySolutions, Inc.*	746	2,305
Columbus McKinnon Corp.*	181	2,297
FreightCar America, Inc.*	108	2,263
InnerWorkings, Inc.*	243	2,262
CBIZ, Inc.*	369	2,255
Houston Wire & Cable Co.	163	2,253
Ameresco, Inc. — Class A*	164	2,250
Celadon Group, Inc.	189	2,232
Furmanite Corp.*	343	2,164
Graham Corp.	96	2,154
American Railcar Industries, Inc.*	87	2,082
CRA International, Inc.*	104	2,063
Northwest Pipe Co.*	87	1,989
NCI Building Systems, Inc.*	179	1,946
GP Strategies Corp.*	141	1,901

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Industrials - 9.1% (continued)
Genco Shipping & Trading Ltd.*	278	$1,879
Odyssey Marine Exploration, Inc.*	680	1,863
Kratos Defense & Security Solutions, Inc.*	306	1,827
Saia, Inc.*	145	1,810
Insteel Industries, Inc.	164	1,802
Cenveo, Inc.*	514	1,748
Pacer International, Inc.*	325	1,739
Aceto Corp.	250	1,725
CAI International, Inc.*	111	1,716
Thermon Group Holdings, Inc.*	97	1,709
Miller Industries, Inc.	108	1,699
Orion Marine Group, Inc.*	249	1,656
Sterling Construction Company, Inc.*	153	1,648
Alamo Group, Inc.	60	1,616
Ampco-Pittsburgh Corp.	83	1,605
American Reprographics Co.*	347	1,593
CDI Corp.	115	1,588
Quality Distribution, Inc.*	141	1,586
Flow International Corp.*	444	1,554
LMI Aerospace, Inc.*	87	1,527
Republic Airways Holdings, Inc.*	445	1,526
American Superconductor Corp.*	413	1,524
SeaCube Container Leasing Ltd.	102	1,511
Lydall, Inc.*	158	1,499
Kimball International, Inc. — Class B	292	1,480
Casella Waste Systems, Inc. — Class A*	231	1,478
Hudson Highland Group, Inc.*	303	1,451
Michael Baker Corp.*	74	1,451
Vicor Corp.	180	1,433
Park-Ohio Holdings Corp.*	75	1,338
Barrett Business Services, Inc.	67	1,337
A123 Systems, Inc.*	816	1,314
Hurco Companies, Inc.*	61	1,281
Zipcar, Inc.*	95	1,275
Met-Pro Corp.	141	1,275
KEYW Holding Corp.*	172	1,273
Roadrunner Transportation Systems, Inc.*	89	1,258
Metalico, Inc.*	371	1,221
Hill International, Inc.*	234	1,203
Ducommun, Inc.	94	1,198
TMS International Corp.*	121	1,195
Preformed Line Products Co.	20	1,193
American Woodmark Corp.	87	1,188
Schawk, Inc. — Class A	106	1,188
Patriot Transportation Holding, Inc.*	54	1,172
Fuel Tech, Inc.*	171	1,125
Argan, Inc.	73	1,110
Energy Recovery, Inc.*	428	1,104
RPX Corp.*	87	1,101
Courier Corp.	93	1,091
LSI Industries, Inc.	179	1,074
Pike Electric Corp.*	148	1,064
Franklin Covey Co.*	122	1,033

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Industrials - 9.1% (continued)
WCA Waste Corp.*	158	$1,029
FuelCell Energy, Inc.*	1,156	1,008
TRC Companies, Inc.*	164	986
AT Cross Co. — Class A*	87	981
Intersections, Inc.	87	965
NN, Inc.*	158	948
VSE Corp.	39	947
International Shipholding Corp.	50	935
Universal Truckload Services, Inc.	50	908
PowerSecure International, Inc.*	178	881
Broadwind Energy, Inc.*	1,293	879
Builders FirstSource, Inc.*	420	857
Tecumseh Products Co. — Class A*	168	790
NL Industries, Inc.	59	765
Heritage-Crystal Clean, Inc.*	45	745
Baltic Trading Ltd.	154	732
Coleman Cable, Inc.*	83	722
Xerium Technologies, Inc.*	102	667
Valence Technology, Inc.*	673	660
Excel Maritime Carriers Ltd.*	423	613
Ultrapetrol Bahamas Ltd.*	200	596
Lawson Products, Inc.	37	571
Essex Rental Corp.*	187	552
Eagle Bulk Shipping, Inc.*	585	551
Satcon Technology Corp.*	844	506
Active Power, Inc.*	746	492
UniTek Global Services, Inc.*	103	467
Omega Flex, Inc.*	30	424
Microvision, Inc.*	976	351
Covenant Transportation Group, Inc. — Class A*	74	220
Compx International, Inc.	10	147

Total Industrials		1,604,538

Consumer Discretionary - 7.7%
Rent-A-Center, Inc.	586	21,682
Warnaco Group, Inc.*	409	20,466
Life Time Fitness, Inc.*	392	18,326
Domino’s Pizza, Inc.*	538	18,265
Carter’s, Inc.*	452	17,994
Sotheby’s	623	17,774
Ascena Retail Group, Inc.*	585	17,386
Tenneco, Inc.*	562	16,736
Dana Holding Corp.*	1,353	16,439
Wolverine World Wide, Inc.	461	16,430
Six Flags Entertainment Corp.	387	15,960
Cinemark Holdings, Inc.	861	15,920
Cheesecake Factory, Inc.*	534	15,673
Men’s Wearhouse, Inc.	480	15,557
Brunswick Corp.	827	14,936
Vail Resorts, Inc.	339	14,360
HSN, Inc.	373	13,525
Pool Corp.	445	13,395
Genesco, Inc.*	216	13,336
Coinstar, Inc.*	289	13,190
Hillenbrand, Inc.	584	13,035
Childrens Place Retail Stores, Inc.*	241	12,802
Pier 1 Imports, Inc.*	909	12,662

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Jos A. Bank Clothiers, Inc.*	253	$12,336
Steven Madden Ltd.*	352	12,144
ANN, Inc.*	483	11,969
Group 1 Automotive, Inc.	228	11,810
Crocs, Inc.*	791	11,683
Hibbett Sports, Inc.*	256	11,566
Strayer Education, Inc.	119	11,566
Buffalo Wild Wings, Inc.*	170	11,477
Aeropostale, Inc.*	748	11,407
Monro Muffler Brake, Inc.	288	11,172
Select Comfort Corp.*	513	11,127
Iconix Brand Group, Inc.*	679	11,061
Meredith Corp.	334	10,905
Cracker Barrel Old Country Store, Inc.	216	10,889
Live Nation Entertainment, Inc.*	1,307	10,861
Saks, Inc.*	1,069	10,423
Buckle, Inc.	255	10,422
Express, Inc.*	516	10,289
BJ’s Restaurants, Inc.*	227	10,288
Cabela’s, Inc.*	400	10,168
New York Times Co. — Class A*	1,275	9,856
99 Cents Only Stores*	431	9,460
Bob Evans Farms, Inc.	282	9,458
Vitamin Shoppe, Inc.*	235	9,372
Finish Line, Inc. — Class A	484	9,334
Jack in the Box, Inc.*	431	9,008
Regis Corp.	533	8,821
Helen of Troy Ltd.*	286	8,780
Texas Roadhouse, Inc.	588	8,761
Valassis Communications, Inc.*	454	8,730
Jones Group, Inc.	816	8,609
Arbitron, Inc.	248	8,534
Matthews International Corp. — Class A	271	8,518
True Religion Apparel, Inc.*	240	8,299
Collective Brands, Inc.*	574	8,248
Cooper Tire & Rubber Co.	578	8,098
Gaylord Entertainment Co.*	333	8,039
Penske Automotive Group, Inc.	413	7,950
Liz Claiborne, Inc.*	879	7,586
Peet’s Coffee & Tea, Inc.*	121	7,584
Scholastic Corp.	251	7,522
American Public Education, Inc.*	164	7,098
Papa John’s International, Inc.*	188	7,084
Ascent Capital Group, Inc. — Class A*	138	6,999
International Speedway Corp. — Class A	271	6,870
iRobot Corp.*	224	6,686
PF Chang’s China Bistro, Inc.	216	6,677
Orient-Express Hotels Ltd. — Class A*	889	6,641
CEC Entertainment, Inc.	189	6,511
Ryland Group, Inc.	413	6,509
Steiner Leisure Ltd.*	141	6,400
National CineMedia, Inc.	514	6,374
Shutterfly, Inc.*	275	6,259

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Churchill Downs, Inc.	120	$6,256
GNC Holdings, Inc. — Class A*	216	6,253
MDC Holdings, Inc.	353	6,223
American Axle & Manufacturing Holdings, Inc.*	625	6,181
Cato Corp. — Class A	255	6,171
DineEquity, Inc.*	146	6,163
Meritage Homes Corp.*	264	6,122
Vera Bradley, Inc.*	189	6,095
Sturm Ruger & Company, Inc.	178	5,956
Shuffle Master, Inc.*	502	5,883
Pinnacle Entertainment, Inc.*	578	5,872
Asbury Automotive Group, Inc.*	271	5,843
La-Z-Boy, Inc.*	483	5,748
Office Depot, Inc.*	2,573	5,532
Sonic Automotive, Inc. — Class A	371	5,495
PEP Boys-Manny Moe & Jack	494	5,434
Belo Corp. — Class A	861	5,424
Oxford Industries, Inc.	120	5,414
Zumiez, Inc.*	195	5,413
Ethan Allen Interiors, Inc.	228	5,406
Charming Shoppes, Inc.*	1,082	5,302
Sinclair Broadcast Group, Inc. — Class A	467	5,291
Fred’s, Inc. — Class A	362	5,278
Ameristar Casinos, Inc.	303	5,239
Scientific Games Corp. — Class A*	537	5,209
Columbia Sportswear Co.	109	5,074
Interval Leisure Group, Inc.*	371	5,049
Capella Education Co.*	138	4,975
KB Home	713	4,791
Blue Nile, Inc.*	117	4,783
Meritor, Inc.*	879	4,676
American Greetings Corp. — Class A	372	4,654
Lithia Motors, Inc. — Class A	204	4,459
Core-Mark Holding Company, Inc.	110	4,356
Quiksilver, Inc.*	1,202	4,339
K12, Inc.*	240	4,306
Grand Canyon Education, Inc.*	269	4,293
Drew Industries, Inc.*	175	4,293
Stewart Enterprises, Inc. — Class A	730	4,205
Jakks Pacific, Inc.[1]	298	4,205
Ruby Tuesday, Inc.*	609	4,202
Skechers U.S.A., Inc. — Class A*	345	4,181
National Presto Industries, Inc.	44	4,118
Modine Manufacturing Co.*	432	4,087
Stage Stores, Inc.	290	4,028
G-III Apparel Group Ltd.*	158	3,936
Knology, Inc.*	276	3,919
Maidenform Brands, Inc.*	214	3,916
Barnes & Noble, Inc.*	269	3,895
Sonic Corp.*	576	3,876
Standard Motor Products, Inc.	188	3,769
Dorman Products, Inc.*	102	3,767
Boyd Gaming Corp.*	504	3,760

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Harte-Hanks, Inc.	413	$3,754
Bridgepoint Education, Inc.*	163	3,749
Lumber Liquidators Holdings, Inc.*	211	3,726
OfficeMax, Inc.*	802	3,641
Superior Industries International, Inc.	215	3,556
Krispy Kreme Doughnuts, Inc.*	539	3,525
Lions Gate Entertainment Corp.*	423	3,519
Denny’s Corp.*	918	3,452
Brown Shoe Company, Inc.	387	3,444
AFC Enterprises, Inc.*	234	3,440
Red Robin Gourmet Burgers, Inc.*	121	3,352
America’s Car-Mart, Inc.*	85	3,330
Callaway Golf Co.	594	3,285
NutriSystem, Inc.	250	3,232
Standard Pacific Corp.*	988	3,142
Bravo Brio Restaurant Group, Inc.*	183	3,138
MDC Partners, Inc. — Class A	232	3,137
Digital Generation, Inc.*	258	3,075
Rue21, Inc.*	140	3,024
Amerigon, Inc.*	211	3,009
Bebe Stores, Inc.	355	2,957
Biglari Holdings, Inc.*	8	2,946
Blyth, Inc.	51	2,897
Movado Group, Inc.	159	2,889
Wet Seal, Inc. — Class A*	840	2,738
Cavco Industries, Inc.*	68	2,724
Hot Topic, Inc.	411	2,717
Body Central Corp.*	106	2,646
Fuel Systems Solutions, Inc.*	157	2,589
Universal Technical Institute, Inc.*	200	2,556
EW Scripps Co. — Class A*	313	2,507
Smith & Wesson Holding Corp.*	564	2,459
Arctic Cat, Inc.*	109	2,458
hhgregg, Inc.*	168	2,428
Marcus Corp.	191	2,409
Libbey, Inc.*	188	2,395
World Wrestling Entertainment, Inc. — Class A	256	2,386
Universal Electronics, Inc.*	140	2,362
Fisher Communications, Inc.*	80	2,306
Shoe Carnival, Inc.*	87	2,236
Central European Media Enterprises Ltd. — Class A*	342	2,230
Leapfrog Enterprises, Inc.*	390	2,180
Kirkland’s, Inc.*	159	2,115
Stoneridge, Inc.*	250	2,107
Big 5 Sporting Goods Corp.	200	2,088
PetMed Express, Inc.	198	2,055
Winnebago Industries, Inc.*	271	2,000
Multimedia Games Holding Company, Inc.*	249	1,977
Haverty Furniture Companies, Inc.	175	1,921
Exide Technologies*	716	1,883

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Journal Communications, Inc. — Class A*	401	$1,764
Beazer Homes USA, Inc.*	709	1,758
Destination Maternity Corp.	104	1,739
Stein Mart, Inc.*	255	1,737
Talbots, Inc.*	648	1,724
Perry Ellis International, Inc.*	121	1,721
Cost Plus, Inc.*	175	1,706
M/I Homes, Inc.*	177	1,699
Caribou Coffee Company, Inc.*	121	1,688
Speedway Motorsports, Inc.	110	1,686
Francesca’s Holdings Corp.*	97	1,678
Lincoln Educational Services Corp.	212	1,675
Weyco Group, Inc.	68	1,669
West Marine, Inc.*	140	1,628
Eastman Kodak Co.*	2,499	1,623
Ruth’s Hospitality Group, Inc.*	325	1,615
Corinthian Colleges, Inc.*	727	1,578
Systemax, Inc.*	96	1,575
Steinway Musical Instruments, Inc.*	62	1,552
Mac-Gray Corp.	108	1,489
Spartan Motors, Inc.	306	1,472
CSS Industries, Inc.	73	1,454
Conn’s, Inc.*	131	1,454
VOXX International Corp.*	169	1,428
Entercom Communications Corp. — Class A*	227	1,396
MarineMax, Inc.*	214	1,395
Tuesday Morning Corp.*	404	1,394
Cumulus Media, Inc. — Class A*	417	1,393
Town Sports International Holdings, Inc.*	188	1,382
Casual Male Retail Group, Inc.*	392	1,341
Build-A-Bear Workshop, Inc.*	158	1,337
Delta Apparel, Inc.*	70	1,336
Carrols Restaurant Group, Inc.*	114	1,319
REX American Resources Corp.*	59	1,304
Teavana Holdings, Inc.*	68	1,277
McClatchy Co. — Class A*	534	1,276
Saga Communications, Inc. — Class A*	34	1,271
Benihana, Inc.*	123	1,258
Rentrak Corp.*	87	1,242
Citi Trends, Inc.*	140	1,229
Morgans Hotel Group Co.*	204	1,204
Archipelago Learning, Inc.*	122	1,180
LIN TV Corp. — Class A*	278	1,176
Skullcandy, Inc.*	93	1,164
Winmark Corp.	20	1,147
Zale Corp.*	299	1,139
Martha Stewart Living Omnimedia	254	1,118
McCormick & Schmick’s Seafood Restaurants, Inc.*	126	1,101
Lifetime Brands, Inc.	87	1,056
Outdoor Channel Holdings, Inc.	138	1,029
Unifi, Inc.*	128	973

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Cherokee, Inc.	83	$969
RG Barry Corp.	79	954
Einstein Noah Restaurant Group, Inc.	60	949
O’Charleys, Inc.*	169	928
Red Lion Hotels Corp.*	132	915
Black Diamond, Inc.*	122	911
Summer Infant, Inc.*	123	866
Isle of Capri Casinos, Inc.*	185	864
Overstock.com, Inc.*	110	862
Orbitz Worldwide, Inc.*	227	854
AH Belo Corp. — Class A	178	845
Motorcar Parts of America, Inc.*	110	825
Hovnanian Enterprises, Inc. — Class A*	566	821
Monarch Casino & Resort, Inc.*	80	815
Nexstar Broadcasting Group, Inc.*	103	808
Jamba, Inc.*	613	803
Luby’s, Inc.*	178	803
Sealy Corp.*	463	796
Coldwater Creek, Inc.*	673	794
Christopher & Banks Corp.	336	786
Ambassadors Group, Inc.	169	762
Pacific Sunwear of California, Inc.*	444	759
Gray Television, Inc.*	461	747
Entravision Communications Corp.	466	727
Kenneth Cole Productions, Inc. — Class A*	68	720
Valuevision Media, Inc. — Class A*	380	714
Johnson Outdoors, Inc.*	46	706
K-Swiss, Inc.*	241	704
Tower International, Inc.*	62	666
Geeknet, Inc.*	39	665
New York & Company, Inc.*	249	662
Gordmans Stores, Inc.*	50	628
US Auto Parts Network, Inc.*	141	616
ReachLocal, Inc.*	97	599
National American University Holdings, Inc.	78	591
Global Sources Ltd.*	110	534
1-800-Flowers.com, Inc. — Class A*	241	530
Furniture Brands International, Inc.*	391	481
Marine Products Corp.*	95	471
Cambium Learning Group, Inc.*	154	465
Shiloh Industries, Inc.*	53	444
Bon-Ton Stores, Inc.	118	398
Crown Media Holdings, Inc. — Class A*	326	394
School Specialty, Inc.*	149	373
Skyline Corp.	69	300
Dial Global, Inc.*	52	166

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Discretionary - 7.7% (continued)
Value Line, Inc.	10	$103

Total Consumer Discretionary		1,357,535

Health Care - 7.4%
Healthspring, Inc.*	630	34,360
Salix Pharmaceuticals Ltd.*	547	26,174
Onyx Pharmaceuticals, Inc.*	587	25,799
HMS Holdings Corp.*	783	25,040
Cubist Pharmaceuticals, Inc.*	553	21,910
WellCare Health Plans, Inc.*	398	20,895
Questcor Pharmaceuticals, Inc.*	489	20,333
Cepheid, Inc.*	575	19,786
Medicis Pharmaceutical Corp. — Class A	569	18,919
Centene Corp.*	466	18,449
Viropharma, Inc.*	659	18,050
Owens & Minor, Inc.	592	16,452
STERIS Corp.	546	16,282
athenahealth, Inc.*	320	15,718
HealthSouth Corp.*	880	15,550
Alkermes plc*	886	15,381
Ariad Pharmaceuticals, Inc.*	1,228	15,043
Seattle Genetics, Inc.*	899	15,027
Haemonetics Corp.*	243	14,876
Magellan Health Services, Inc.*	298	14,742
Theravance, Inc.*	638	14,100
Align Technology, Inc.*	574	13,618
Quality Systems, Inc.	365	13,501
Medivation, Inc.*	291	13,418
Zoll Medical Corp.*	200	12,636
PSS World Medical, Inc.*	514	12,434
Incyte Corporation Ltd.*	822	12,338
Impax Laboratories, Inc.*	608	12,263
West Pharmaceutical Services, Inc.	307	11,651
Volcano Corp.*	482	11,467
PAREXEL International Corp.*	549	11,386
Par Pharmaceutical Companies, Inc.*	338	11,063
Chemed Corp.	198	10,140
Medicines Co.*	502	9,357
Masimo Corp.*	483	9,025
Auxilium Pharmaceuticals, Inc.*	442	8,809
Cyberonics, Inc.*	262	8,777
Acorda Therapeutics, Inc.*	368	8,773
Accretive Health, Inc.*	375	8,618
Air Methods Corp.*	102	8,614
Insulet Corp.*	431	8,116
Jazz Pharmaceuticals, Inc.*	210	8,112
Arthrocare Corp.*	255	8,078
Vivus, Inc.*	824	8,034
Immunogen, Inc.*	693	8,025
PDL BioPharma, Inc.	1,293	8,017
MWI Veterinary Supply, Inc.*	118	7,840
MAKO Surgical Corp.*	299	7,538
Amsurg Corp.*	289	7,526
Luminex Corp.*	352	7,473
HeartWare International, Inc.*	108	7,452
Momenta Pharmaceuticals, Inc.*	428	7,443

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Health Care - 7.4% (continued)
NxStage Medical, Inc.*	413	$7,343
Halozyme Therapeutics, Inc.*	766	7,285
IPC The Hospitalist Company, Inc.*	157	7,178
Meridian Bioscience, Inc.	380	7,159
Spectrum Pharmaceuticals, Inc.*	483	7,066
SonoSite, Inc.*	127	6,840
Analogic Corp.	118	6,764
CONMED Corp.*	262	6,726
Isis Pharmaceuticals, Inc.*	923	6,655
Neogen Corp.*	214	6,557
Inhibitex, Inc.*	586	6,411
InterMune, Inc.*	505	6,363
Pharmacyclics, Inc.*	422	6,254
Micromet, Inc.*	854	6,140
Integra LifeSciences Holdings Corp.*	197	6,074
Wright Medical Group, Inc.*	365	6,022
Nektar Therapeutics*	1,063	5,947
Abaxis, Inc.*	214	5,921
Orthofix International N.V.*	167	5,883
Molina Healthcare, Inc.*	262	5,850
Hanger Orthopedic Group, Inc.*	308	5,757
DexCom, Inc.*	618	5,754
Akorn, Inc.*	517	5,749
Kindred Healthcare, Inc.*	482	5,673
Ironwood Pharmaceuticals, Inc.*	473	5,662
Exelixis, Inc.*	1,184	5,606
Team Health Holdings, Inc.*	251	5,540
ABIOMED, Inc.*	291	5,375
NPS Pharmaceuticals, Inc.*	803	5,292
Merit Medical Systems, Inc.*	394	5,272
Optimer Pharmaceuticals, Inc.*	430	5,263
Endologix, Inc.*	452	5,189
Computer Programs & Systems, Inc.	100	5,111
Omnicell, Inc.*	306	5,055
Emeritus Corp.*	287	5,025
Rigel Pharmaceuticals, Inc.*	632	4,986
Opko Health, Inc.*	1,013	4,964
AVEO Pharmaceuticals, Inc.*	287	4,936
ICU Medical, Inc.*	109	4,905
Atrion Corp.	20	4,805
Greatbatch, Inc.*	215	4,752
NuVasive, Inc.*	364	4,583
Landauer, Inc.	86	4,429
Medidata Solutions, Inc.*	194	4,220
PharMerica Corp.*	271	4,114
Invacare Corp.	269	4,113
MedAssets, Inc.*	443	4,098
Sequenom, Inc.*	919	4,090
Quidel Corp.*	266	4,025
Genomic Health, Inc.*	158	4,012
National Healthcare Corp.	94	3,939
OraSure Technologies, Inc.*	431	3,926
Exact Sciences Corp.*	483	3,922
Emergent Biosolutions, Inc.*	229	3,856
Neurocrine Biosciences, Inc.*	453	3,851
Universal American Corp.	302	3,838

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Health Care - 7.4% (continued)
Idenix Pharmaceuticals, Inc.*	512	$3,812
Ensign Group, Inc.	155	3,798
Dynavax Technologies Corp.*	1,142	3,791
AMAG Pharmaceuticals, Inc.*	197	3,725
Hi-Tech Pharmacal Company, Inc.*	94	3,656
Bio-Reference Labs, Inc.*	224	3,644
Triple-S Management Corp.*	180	3,604
Conceptus, Inc.*	285	3,602
Select Medical Holdings Corp.*	411	3,485
Sunrise Senior Living, Inc.*	532	3,447
AngioDynamics, Inc.*	232	3,436
Staar Surgical Co.*	327	3,430
Cantel Medical Corp.	122	3,407
Achillion Pharmaceuticals, Inc.*	445	3,391
Curis, Inc.*	709	3,318
American Dental Partners, Inc.*	176	3,314
Corvel Corp.*	62	3,206
Synovis Life Technologies, Inc.*	110	3,061
Metropolitan Health Networks, Inc.*	396	2,958
Amedisys, Inc.*	271	2,957
Oncothyreon, Inc.*	390	2,956
Vanguard Health Systems, Inc.*	288	2,943
Vical, Inc.*	662	2,919
Alnylam Pharmaceuticals, Inc.*	344	2,804
Arqule, Inc.*	497	2,803
MedQuist Holdings, Inc.*	291	2,799
MAP Pharmaceuticals, Inc.*	208	2,739
Symmetry Medical, Inc.*	342	2,733
Raptor Pharmaceutical Corp.*	436	2,729
HealthStream, Inc.*	146	2,694
Assisted Living Concepts, Inc. — Class A	180	2,680
Accuray, Inc.*	632	2,673
Ardea Biosciences, Inc.*	159	2,673
Affymetrix, Inc.*	650	2,658
Depomed, Inc.*	499	2,585
Chelsea Therapeutics International Ltd.*	501	2,570
Arena Pharmaceuticals, Inc.*	1,354	2,532
Natus Medical, Inc.*	267	2,518
ZIOPHARM Oncology, Inc.*	539	2,377
AVANIR Pharmaceuticals, Inc. — Class A*	1,157	2,372
ExamWorks Group, Inc.*	250	2,370
Enzon Pharmaceuticals, Inc.*	353	2,365
Progenics Pharmaceuticals, Inc.*	276	2,357
Merge Healthcare, Inc.*	483	2,343
Navidea Biopharmaceuticals, Inc.*	880	2,306
RTI Biologics, Inc.*	514	2,282
Spectranetics Corp.*	314	2,267
Affymax, Inc.*	325	2,148
Healthways, Inc.*	313	2,147
SurModics, Inc.*	146	2,140
Ligand Pharmaceuticals, Inc. — Class B*	179	2,125
eResearchTechnology, Inc.*	451	2,115

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Health Care - 7.4% (continued)
ISTA Pharmaceuticals, Inc.*	299	$2,108
US Physical Therapy, Inc.	106	2,086
Cell Therapeutics, Inc.*	1,792	2,079
BioScrip, Inc.*	378	2,064
Lexicon Pharmaceuticals, Inc.*	1,583	2,042
Immunomedics, Inc.*	608	2,025
Capital Senior Living Corp.*	252	2,001
Cambrex Corp.*	271	1,946
Gentiva Health Services, Inc.*	286	1,930
LHC Group, Inc.*	147	1,886
Transcend Services, Inc.*	78	1,851
Antares Pharma, Inc.*	819	1,802
MannKind Corp.*	716	1,790
Geron Corp.*	1,202	1,779
Obagi Medical Products, Inc.*	174	1,768
Solta Medical, Inc.*	562	1,765
Vascular Solutions, Inc.*	158	1,759
Columbia Laboratories, Inc.*	680	1,700
Providence Service Corp.*	123	1,692
Tornier N.V.*	94	1,692
Palomar Medical Technologies, Inc.*	180	1,674
Santarus, Inc.*	497	1,645
AMN Healthcare Services, Inc.*	370	1,639
Unilife Corp.*	524	1,635
Keryx Biopharmaceuticals, Inc.*	644	1,629
Furiex Pharmaceuticals, Inc.*	96	1,604
Kensey Nash Corp.*	83	1,593
Maxygen, Inc.*	278	1,565
Infinity Pharmaceuticals, Inc.*	177	1,565
Synergetics USA, Inc.*	210	1,550
IRIS International, Inc.*	163	1,524
Savient Pharmaceuticals, Inc.*	657	1,465
Metabolix, Inc.*	321	1,461
Aegerion Pharmaceuticals, Inc.*	87	1,456
Nymox Pharmaceutical Corp.*	177	1,455
Young Innovations, Inc.	49	1,452
AtriCure, Inc.*	128	1,421
Targacept, Inc.*	255	1,420
Cross Country Healthcare, Inc.*	255	1,415
Cadence Pharmaceuticals, Inc.*	354	1,398
Sciclone Pharmaceuticals, Inc.*	321	1,377
Sangamo Biosciences, Inc.*	482	1,369
Exactech, Inc.*	83	1,367
Delcath Systems, Inc.*	444	1,354
Biotime, Inc.*	233	1,354
Cardiovascular Systems, Inc.*	136	1,340
Rockwell Medical Technologies, Inc.*	154	1,304
Corcept Therapeutics, Inc.*	381	1,303
Sagent Pharmaceuticals, Inc.*	62	1,302
Pain Therapeutics, Inc.*	342	1,300
XenoPort, Inc.*	333	1,269
CryoLife, Inc.*	264	1,267
Vanda Pharmaceuticals, Inc.*	263	1,252
Dyax Corp.*	920	1,251
Almost Family, Inc.*	75	1,244
Cerus Corp.*	443	1,240

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Health Care - 7.4% (continued)
Codexis, Inc.*	231	$1,224
Anthera Pharmaceuticals, Inc.*	199	1,222
Five Star Quality Care, Inc.*	394	1,182
Array Biopharma, Inc.*	533	1,151
Novavax, Inc.*	892	1,124
Hansen Medical, Inc.*	433	1,117
Celldex Therapeutics, Inc.*	409	1,063
OncoGenex Pharmaceutical, Inc.*	90	1,057
Allos Therapeutics, Inc.*	731	1,038
Cynosure, Inc.*	87	1,023
Synta Pharmaceuticals Corp.*	214	999
Astex Pharmaceuticals*	522	987
Cytori Therapeutics, Inc.*	448	986
Dusa Pharmaceuticals, Inc.*	225	985
Pozen, Inc.*	249	984
Skilled Healthcare Group, Inc. — Class A*	177	966
Medtox Scientific, Inc.*	67	941
AVI BioPharma, Inc.*	1,258	937
Chindex International, Inc.*	110	937
Sun Healthcare Group, Inc.*	231	896
Durect Corp.*	748	883
Pacific Biosciences of California, Inc.*	314	879
Alphatec Holdings, Inc.*	499	858
Osiris Therapeutics, Inc.*	157	840
Uroplasty, Inc.*	197	837
Harvard Bioscience, Inc.*	216	836
Zalicus, Inc.*	686	830
SIGA Technologies, Inc.*	323	814
Fluidigm Corp.*	61	803
Enzo Biochem, Inc.*	356	797
Medical Action Industries, Inc.*	149	779
National Research Corp.	20	776
Ampio Pharmaceuticals, Inc.*	180	769
Peregrine Pharmaceuticals, Inc.*	743	765
Biospecifics Technologies Corp.*	46	765
Cleveland Biolabs, Inc.*	261	746
Nabi Biopharmaceuticals*	394	741
Biolase Technology, Inc.*	284	730
Insmed, Inc.*	234	714
GTx, Inc.*	204	685
KV Pharmaceutical Co. — Class A*	480	672
BioCryst Pharmaceuticals, Inc.*	271	669
Lannett Company, Inc.*	148	654
Anacor Pharmaceuticals, Inc.*	103	639
RadNet, Inc.*	287	611
Endocyte, Inc.*	161	605
Albany Molecular Research, Inc.*	200	586
Bacterin International Holdings, Inc.*	203	581
CardioNet, Inc.*	225	533
Amicus Therapeutics, Inc.*	149	513
Biosante Pharmaceuticals, Inc.*	1,017	511
Sucampo Pharmaceuticals, Inc. — Class A*	115	509
Trius Therapeutics, Inc.*	70	500

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Health Care - 7.4% (continued)
BioMimetic Therapeutics, Inc.*	175	$499
Epocrates, Inc.*	63	491
Orexigen Therapeutics, Inc.*	299	481
Zogenix, Inc.*	200	448
PharmAthene, Inc.*	334	424
Cornerstone Therapeutics, Inc.*	73	409
Transcept Pharmaceuticals, Inc.*	51	399
Pacira Pharmaceuticals, Inc.*	46	398
Stereotaxis, Inc.*	409	337
Acura Pharmaceuticals, Inc.*	96	335
Pernix Therapeutics Holdings*	35	324
BG Medicine, Inc.*	68	321
DynaVox, Inc. — Class A*	87	317
Sunesis Pharmaceuticals, Inc.*	262	307
Alliance HealthCare Services, Inc.*	226	285
Complete Genomics, Inc.*	97	284
Neostem, Inc.*	420	213
Horizon Pharma, Inc.*	50	200
Alimera Sciences, Inc.*	124	155

Total Health Care		1,296,417

Energy - 3.9%
World Fuel Services Corp.	655	27,497
Complete Production Services, Inc.*	729	24,465
Energy XXI Bermuda Ltd.*	695	22,157
Dril-Quip, Inc.*	323	21,260
Rosetta Resources, Inc.*	488	21,228
Berry Petroleum Co. — Class A	478	20,086
Lufkin Industries, Inc.	286	19,251
Kodiak Oil & Gas Corp.*	1,939	18,421
Key Energy Services, Inc.*	1,159	17,930
Golar LNG Ltd.	373	16,580
Oasis Petroleum, Inc.*	556	16,174
Bristow Group, Inc.	333	15,781
Helix Energy Solutions Group, Inc.*	984	15,547
CVR Energy, Inc.*	818	15,321
Bill Barrett Corp.*	442	15,059
Northern Oil and Gas, Inc.*	588	14,100
McMoRan Exploration Co.*	916	13,328
Stone Energy Corp.*	453	11,950
Swift Energy Co.*	399	11,858
Gulfport Energy Corp.*	392	11,544
Cloud Peak Energy, Inc.*	570	11,012
SemGroup Corp. — Class A*	389	10,137
Carrizo Oil & Gas, Inc.*	363	9,565
Gulfmark Offshore, Inc. — Class A*	218	9,158
Newpark Resources, Inc.*	840	7,980
Parker Drilling Co.*	1,087	7,794
Petroleum Development Corp.*	214	7,514
ION Geophysical Corp.*	1,218	7,466
Patriot Coal Corp.*	844	7,149
Apco Oil and Gas International, Inc.	87	7,110
W&T Offshore, Inc.	320	6,787
Comstock Resources, Inc.*	443	6,778
Hornbeck Offshore Services, Inc.*	216	6,700

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Energy - 3.9% (continued)
Tetra Technologies, Inc.*	714	$6,669
Cheniere Energy, Inc.*	766	6,657
Western Refining, Inc.*	493	6,552
Contango Oil & Gas Co.*	109	6,342
Targa Resources Corp.	154	6,266
Approach Resources, Inc.*	205	6,029
Clean Energy Fuels Corp.*	461	5,744
GeoResources, Inc.*	191	5,598
Magnum Hunter Resources Corp.*	1,033	5,568
Pioneer Drilling Co.*	575	5,566
Exterran Holdings, Inc.*	591	5,378
Nordic American Tankers Ltd.	443	5,312
Rex Energy Corp.*	329	4,856
Hercules Offshore, Inc.*	1,069	4,746
Crosstex Energy, Inc.	374	4,727
Resolute Energy Corp.*	432	4,666
Basic Energy Services, Inc.*	227	4,472
Ship Finance International Ltd.	421	3,932
Energy Partners Ltd.*	268	3,913
Gulf Island Fabrication, Inc.	133	3,885
Clayton Williams Energy, Inc.*	51	3,870
Hyperdynamics Corp.*	1,449	3,550
Tesco Corp.*	278	3,514
Petroquest Energy, Inc.*	518	3,419
Goodrich Petroleum Corp.*	240	3,295
ATP Oil & Gas Corp.*	415	3,054
OYO Geospace Corp.*	39	3,016
PHI, Inc.*	121	3,007
Endeavour International Corp.*	345	2,998
Dawson Geophysical Co.*	73	2,886
Vaalco Energy, Inc.*	476	2,875
Knightsbridge Tankers Ltd.	208	2,843
Overseas Shipholding Group, Inc.	251	2,743
Rentech, Inc.*	2,065	2,705
BPZ Resources, Inc.*	947	2,689
Abraxas Petroleum Corp.*	764	2,521
Triangle Petroleum Corp.*	404	2,412
Mitcham Industries, Inc.*	110	2,402
FX Energy, Inc.*	491	2,357
Matrix Service Co.*	247	2,332
Harvest Natural Resources, Inc.*	313	2,310
James River Coal Co.*	333	2,304
Panhandle Oil and Gas, Inc. — Class A	70	2,297
C&J Energy Services, Inc.*	107	2,240
Penn Virginia Corp.	423	2,238
Venoco, Inc.*	328	2,221
Warren Resources, Inc.*	662	2,158
Uranium Energy Corp.*	697	2,133
Frontline Ltd.	477	2,046
Cal Dive International, Inc.*	886	1,993
Houston American Energy Corp.*	158	1,926
Green Plains Renewable Energy, Inc.*	197	1,923
Amyris, Inc.*	164	1,893
Vantage Drilling Co.*	1,625	1,885
Callon Petroleum Co.*	361	1,794
Gastar Exploration Ltd.*	537	1,708

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Energy - 3.9% (continued)
Natural Gas Services Group, Inc.*	109	$1,576
Delek US Holdings, Inc.	137	1,563
Teekay Tankers Ltd. — Class A	392	1,380
Willbros Group, Inc.*	365	1,340
Evolution Petroleum Corp.*	154	1,240
USEC, Inc.*	1,082	1,233
Solazyme, Inc.*	103	1,226
Westmoreland Coal Co.*	96	1,224
Global Geophysical Services, Inc.*	170	1,142
Scorpio Tankers, Inc.*	229	1,120
Voyager Oil & Gas, Inc.*	432	1,110
Uranerz Energy Corp.*	602	1,096
KiOR, Inc. — Class A*	100	1,018
Alon USA Energy, Inc.	110	958
Isramco, Inc.*	10	896
Union Drilling, Inc.*	140	874
RigNet, Inc.*	51	854
Ur-Energy, Inc.*	959	824
Miller Energy Resources, Inc.*	288	804
Syntroleum Corp.*	820	787
GMX Resources, Inc.*	554	693
Zion Oil & Gas, Inc.*	285	630
Uranium Resources, Inc.*	863	627
Crimson Exploration, Inc.*	208	595
CAMAC Energy, Inc.*	541	546
L&L Energy, Inc.*	206	534
Hallador Energy Co.	46	457
DHT Holdings, Inc.	600	444
Gevo, Inc.*	60	377
Geokinetics, Inc.*	104	224

Total Energy		680,514

Materials - 2.6%
Coeur d’Alene Mines Corp.*	836	20,181
Sensient Technologies Corp.	466	17,661
NewMarket Corp.	89	17,632
Olin Corp.	736	14,462
Hecla Mining Co.	2,597	13,582
Buckeye Technologies, Inc.	374	12,507
Balchem Corp.	267	10,824
HB Fuller Co.	463	10,700
Eagle Materials, Inc.	411	10,546
Chemtura Corp.*	894	10,138
Stillwater Mining Co.*	958	10,021
PolyOne Corp.	863	9,968
Schweitzer-Mauduit International, Inc.	149	9,903
Louisiana-Pacific Corp.*	1,226	9,894
Thompson Creek Metals Company, Inc.*	1,418	9,869
Minerals Technologies, Inc.	173	9,780
Innophos Holdings, Inc.	199	9,663
Worthington Industries, Inc.	534	8,747
Calgon Carbon Corp.*	525	8,248
Globe Specialty Metals, Inc.	585	7,833
Clearwater Paper Corp.*	211	7,514
Kaiser Aluminum Corp.	153	7,020
Boise, Inc.	965	6,871

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Materials - 2.6% (continued)
Koppers Holdings, Inc.	194	$6,666
Texas Industries, Inc.	212	6,525
RTI International Metals, Inc.*	278	6,452
OM Group, Inc.*	286	6,404
Graphic Packaging Holding Co.*	1,483	6,318
Georgia Gulf Corp.*	314	6,120
PH Glatfelter Co.	432	6,100
A. Schulman, Inc.	287	6,079
Kraton Performance Polymers, Inc.*	299	6,070
Innospec, Inc.*	216	6,063
AMCOL International Corp.	225	6,041
Haynes International, Inc.	109	5,951
Deltic Timber Corp.	98	5,918
Stepan Co.	73	5,852
KapStone Paper and Packaging Corp.*	365	5,745
Gold Resource Corp.	262	5,568
Tredegar Corp.	226	5,019
Jaguar Mining, Inc.*	783	4,996
Materion Corp.*	194	4,710
Quaker Chemical Corp.	121	4,706
LSB Industries, Inc.*	167	4,681
Flotek Industries, Inc.*	466	4,641
Century Aluminum Co.*	476	4,051
Golden Star Resources Ltd.*	2,402	3,963
Ferro Corp.*	806	3,941
Wausau Paper Corp.	454	3,750
Horsehead Holding Corp.*	409	3,685
Myers Industries, Inc.	291	3,591
US Gold Corp.*	979	3,289
Neenah Paper, Inc.	140	3,125
Hawkins, Inc.	77	2,838
American Vanguard Corp.	212	2,828
TPC Group, Inc.*	121	2,823
Zep, Inc.	200	2,796
Universal Stainless & Alloy*	68	2,540
Paramount Gold and Silver Corp.*	1,092	2,337
FutureFuel Corp.	177	2,198
Olympic Steel, Inc.	89	2,075
Vista Gold Corp.*	657	2,017
Omnova Solutions, Inc.*	424	1,955
Zoltek Companies, Inc.*	254	1,935
General Moly, Inc.*	625	1,931
Noranda Aluminum Holding Corp.	209	1,724
Midway Gold Corp.*	796	1,680
AM Castle & Co.*	158	1,495
Golden Minerals Co.*	255	1,482
Zagg, Inc.*	206	1,456
Landec Corp.*	249	1,374
Spartech Corp.*	286	1,353
SunCoke Energy, Inc.*	120	1,344
Senomyx, Inc.*	371	1,291
Headwaters, Inc.*	561	1,245
Metals USA Holdings Corp.*	110	1,237
United States Lime & Minerals, Inc.*	20	1,202

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Materials - 2.6% (continued)
KMG Chemicals, Inc.	69	$1,192
AEP Industries, Inc.*	40	1,126
Revett Minerals, Inc.*	232	1,095
Chase Corp.	61	848
US Energy Corp.*	225	655
Handy & Harman Ltd.*	51	505
Verso Paper Corp.*	141	135

Total Materials		460,296

Utilities - 2.1%
Piedmont Natural Gas Company, Inc.	662	22,495
Cleco Corp.	568	21,641
WGL Holdings, Inc.	477	21,093
IDACORP, Inc.	461	19,551
New Jersey Resources Corp.	389	19,139
Southwest Gas Corp.	429	18,228
Portland General Electric Co.	704	17,804
UIL Holdings Corp.	466	16,482
South Jersey Industries, Inc.	276	15,680
PNM Resources, Inc.	805	14,675
Avista Corp.	534	13,750
El Paso Electric Co.	392	13,579
Unisource Energy Corp.	344	12,700
Allete, Inc.	300	12,594
Black Hills Corp.	368	12,357
NorthWestern Corp.	338	12,097
Northwest Natural Gas Co.	250	11,983
Atlantic Power Corp.	758	10,839
MGE Energy, Inc.	215	10,056
Laclede Group, Inc.	213	8,620
CH Energy Group, Inc.	140	8,173
Empire District Electric Co.	386	8,141
Otter Tail Corp.	338	7,443
California Water Service Group	392	7,158
American States Water Co.	177	6,177
Central Vermont Public Service Corp.	128	4,493
Chesapeake Utilities Corp.	87	3,771
SJW Corp.	136	3,215
Ormat Technologies, Inc.	170	3,065
Unitil Corp.	104	2,952
Middlesex Water Co.	150	2,799
Dynegy, Inc.*	958	2,654
Connecticut Water Service, Inc.	79	2,143
York Water Co.	114	2,011
Pennichuck Corp.	46	1,326
Consolidated Water Company Ltd.	133	1,141
Artesian Resources Corp. — Class A	60	1,130
Cadiz, Inc.*	110	1,059
Genie Energy Ltd. — Class B	128	1,015

Total Utilities		375,229

Consumer Staples - 2.1%
Nu Skin Enterprises, Inc. — Class A	509	24,722
TreeHouse Foods, Inc.*	328	21,445
Ruddick Corp.	452	19,273
Casey’s General Stores, Inc.	348	17,925

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Staples - 2.1% (continued)
United Natural Foods, Inc.*	446	$17,844
Darling International, Inc.*	1,083	14,393
Hain Celestial Group, Inc.*	337	12,354
Lancaster Colony Corp.	171	11,857
Pricesmart, Inc.	163	11,343
B&G Foods, Inc.	442	10,639
Fresh Market, Inc.*	263	10,494
Sanderson Farms, Inc.	201	10,076
Snyders-Lance, Inc.	443	9,967
Universal Corp.	215	9,881
Fresh Del Monte Produce, Inc.	341	8,528
Elizabeth Arden, Inc.*	226	8,371
Boston Beer Company, Inc. — Class A*	74	8,033
Vector Group Ltd.	450	7,992
Andersons, Inc.	175	7,640
J&J Snack Foods Corp.	137	7,299
Rite Aid Corp.*	5,471	6,893
Diamond Foods, Inc.	202	6,519
WD-40 Co.	148	5,981
Heckmann Corp.*	854	5,679
Tootsie Roll Industries, Inc.	226	5,349
Prestige Brands Holdings, Inc.*	469	5,286
Winn-Dixie Stores, Inc.*	517	4,849
Cal-Maine Foods, Inc.	132	4,827
Spectrum Brands Holdings, Inc.*	158	4,329
Weis Markets, Inc.	103	4,114
Spartan Stores, Inc.	210	3,885
Central Garden and Pet Co. — Class A*	444	3,694
Chiquita Brands International, Inc.*	426	3,553
Nash Finch Co.	109	3,192
Smart Balance, Inc.*	556	2,980
Central European Distribution Corp.*	677	2,962
Dole Food Company, Inc.*	337	2,915
Calavo Growers, Inc.	109	2,799
Pilgrim’s Pride Corp.*	471	2,713
Coca-Cola Bottling Company Consolidated	46	2,693
Pantry, Inc.*	215	2,574
Inter Parfums, Inc.	146	2,272
Seneca Foods Corp. — Class A*	87	2,246
Alliance One International, Inc.*	807	2,195
Star Scientific, Inc.*	990	2,158
USANA Health Sciences, Inc.*	68	2,065
Chefs’ Warehouse, Inc.*	99	1,768
Ingles Markets, Inc. — Class A	115	1,732
Medifast, Inc.*	126	1,729
Village Super Market, Inc. — Class A	59	1,679
National Beverage Corp.*	103	1,655
Susser Holdings Corp.*	73	1,651
Nature’s Sunshine Products, Inc.*	102	1,583
Revlon, Inc. — Class A*	103	1,532
Omega Protein Corp.*	183	1,305
Limoneira Co.	75	1,268

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 58.3% (continued)
Consumer Staples - 2.1% (continued)
Schiff Nutrition International, Inc.*	110	$1,177
Oil-Dri Corporation of America	51	1,032
Nutraceutical International Corp.*	87	985
Arden Group, Inc. — Class A	10	900
Synutra International, Inc.*	160	810
Female Health Co.	167	753
Alico, Inc.	37	717
MGP Ingredients, Inc.	115	580
Craft Brewers Alliance, Inc.*	94	566
Griffin Land & Nurseries, Inc.	20	529
Farmer Brothers Co.	59	451
Lifeway Foods, Inc.*	45	434
Imperial Sugar Co.	119	425
Primo Water Corp.*	132	401
Harbinger Group, Inc.*	89	357

Total Consumer Staples		374,817

Telecommunication Services - 0.5%
AboveNet, Inc.*	213	13,847
Cogent Communications Group, Inc.*	432	7,296
Cincinnati Bell, Inc.*	1,842	5,581
Leap Wireless International, Inc.*	564	5,240
Consolidated Communications Holdings, Inc.	240	4,572
Premiere Global Services, Inc.*	483	4,091
General Communication, Inc. — Class A*	389	3,808
Pendrell Corp.*	1,399	3,581
Atlantic Tele-Network, Inc.	87	3,397
Vonage Holdings Corp.*	1,290	3,161
Neutral Tandem, Inc.*	291	3,111
Iridium Communications, Inc.*	400	3,084
NTELOS Holdings Corp.	143	2,914
USA Mobility, Inc.	210	2,913
Shenandoah Telecommunications Co.	225	2,358
Lumos Networks Corp.	143	2,194
Cbeyond, Inc.*	264	2,115
8x8, Inc.*	578	1,832
SureWest Communications	128	1,540
IDT Corp. — Class B	158	1,482
HickoryTech Corp.	123	1,363
Alaska Communications Systems Group, Inc.	421	1,267
inContact, Inc.*	286	1,267
Fairpoint Communications, Inc.*	198	857
Towerstream Corp.*	393	825
Globalstar, Inc.*	948	512
Boingo Wireless, Inc.*	51	439

Total Telecommunication Services		84,647

Total Common Stocks (Cost $10,034,653)		10,260,294
WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	250	5
Magnum Hunter Resources Corp. $10.50, 12/31/11*	23	—

Total Warrants (Cost $–)		5

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 103.4%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$12,316,003	12,316,003
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	3,364,898	3,364,898
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	1,789,505	1,789,505
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	744,115	744,115

Total Repurchase Agreements (Cost $18,214,521)		18,214,521

Total Investments - 161.7% (Cost $28,249,174)		$28,474,820

Liabilities, Less Cash & Other Assets - (61.7)%		(10,863,682)

Total Net Assets - 100.0%		$17,611,138

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,209,200)	30	$12,361

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12 [2] (Notional Value $2,597,183)	3,505	$(14,116)
Barclays Bank plc January 2012 Russell 2000 Index Swap, Terminating 01/31/12 [2] (Notional Value $3,884,127)	5,242	(20,558)
Goldman Sachs International January 2012 Russell 2000 Index Swap, Terminating 01/27/12 [2] (Notional Value $2,270,250)	3,064	(27,807)

Russell 2000® 1.5x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2012 Russell 2000 Index Swap, Terminating 01/30/12 [2] (Notional Value $5,125,781)	6,918	$(36,983)

(Total Notional Value $13,877,341)		$(99,464)

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	Repurchase Agreements — See Note 3.
2	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1%
Financials - 11.0%
American Campus Communities, Inc.	2,524	$105,907
Signature Bank*	1,714	102,823
Home Properties, Inc.	1,776	102,244
Tanger Factory Outlet Centers	3,198	93,765
National Retail Properties, Inc.	3,526	93,016
ProAssurance Corp.	1,141	91,075
Hancock Holding Co.	2,837	90,699
MFA Financial, Inc.	13,237	88,953
BioMed Realty Trust, Inc.	4,879	88,212
CBL & Associates Properties, Inc.	5,514	86,570
Mid-America Apartment Communities, Inc.	1,369	85,631
Extra Space Storage, Inc.	3,486	84,466
Kilroy Realty Corp.	2,175	82,802
Post Properties, Inc.	1,857	81,188
Alterra Capital Holdings Ltd.	3,365	79,515
Highwoods Properties, Inc.	2,678	79,456
Delphi Financial Group, Inc. — Class A	1,778	78,765
LaSalle Hotel Properties	3,167	76,673
Equity Lifestyle Properties, Inc.	1,145	76,360
SVB Financial Group*	1,596	76,113
Entertainment Properties Trust	1,731	75,662
Hatteras Financial Corp.	2,776	73,203
Omega Healthcare Investors, Inc.	3,778	73,104
Prosperity Bancshares, Inc.	1,742	70,290
Washington Real Estate Investment Trust	2,456	67,172
Colonial Properties Trust	3,097	64,603
Stifel Financial Corp.*	2,000	64,100
Starwood Property Trust, Inc.	3,462	64,082
FirstMerit Corp.	4,063	61,473
Invesco Mortgage Capital, Inc.	4,286	60,218
DiamondRock Hospitality Co.	6,226	60,019
Trustmark Corp.	2,370	57,567
Webster Financial Corp.	2,678	54,604
Iberiabank Corp.	1,101	54,279
Healthcare Realty Trust, Inc.	2,895	53,818
FNB Corp.	4,720	53,383
DuPont Fabros Technology, Inc.	2,190	53,042
Umpqua Holdings Corp.	4,253	52,695
United Bankshares, Inc.	1,861	52,610
CNO Financial Group, Inc.*	8,250	52,058
Cash America International, Inc.	1,093	50,967
First American Financial Corp.	3,910	49,540
RLI Corp.	679	49,472
Northwest Bancshares, Inc.	3,932	48,914
Two Harbors Investment Corp.	5,225	48,279
Platinum Underwriters Holdings Ltd.	1,386	47,276
Westamerica Bancorporation	1,073	47,105
Apollo Investment Corp.	7,286	46,922
DCT Industrial Trust, Inc.	9,137	46,781
Ezcorp, Inc. — Class A*	1,741	45,910
Potlatch Corp.	1,471	45,763
Susquehanna Bancshares, Inc.	5,300	44,414
UMB Financial Corp.	1,185	44,141

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Knight Capital Group, Inc. — Class A*	3,731	$44,100
Sovran Self Storage, Inc.	1,029	43,907
EastGroup Properties, Inc.	1,008	43,828
Cathay General Bancorp	2,922	43,625
Texas Capital Bancshares, Inc.*	1,388	42,487
Montpelier Re Holdings Ltd.	2,322	41,216
World Acceptance Corp.*	560	41,160
Old National Bancorp	3,520	41,008
Medical Properties Trust, Inc.	4,149	40,951
First Cash Financial Services, Inc.*	1,166	40,915
CYS Investments, Inc.	3,066	40,287
Ocwen Financial Corp.*	2,767	40,066
National Health Investors, Inc.	895	39,362
CubeSmart	3,689	39,251
First Financial Bankshares, Inc.	1,166	38,979
Capstead Mortgage Corp.	3,133	38,975
National Penn Bancshares, Inc.	4,596	38,790
PS Business Parks, Inc.	691	38,302
Prospect Capital Corp.	4,050	37,624
Community Bank System, Inc.	1,351	37,558
Glimcher Realty Trust	3,986	36,671
Wintrust Financial Corp.	1,304	36,577
Pebblebrook Hotel Trust	1,892	36,289
International Bancshares Corp.	1,969	36,102
First Financial Bancorp	2,165	36,026
Sunstone Hotel Investors, Inc.*	4,390	35,778
Selective Insurance Group, Inc.	2,011	35,655
Strategic Hotels & Resorts, Inc.*	6,499	34,900
LTC Properties, Inc.	1,130	34,872
MB Financial, Inc.	2,026	34,645
BancorpSouth, Inc.	3,099	34,151
Equity One, Inc.	1,990	33,790
Lexington Realty Trust	4,453	33,353
CVB Financial Corp.	3,320	33,300
First Industrial Realty Trust, Inc.*	3,216	32,900
Glacier Bancorp, Inc.	2,673	32,156
MarketAxess Holdings, Inc.	1,056	31,796
Financial Engines, Inc.*	1,422	31,753
Bank of the Ozarks, Inc.	1,039	30,786
Park National Corp.	472	30,708
Provident Financial Services, Inc.	2,232	29,886
Acadia Realty Trust	1,480	29,807
Redwood Trust, Inc.	2,922	29,746
Solar Capital Ltd.	1,344	29,689
Argo Group International Holdings Ltd.	1,023	29,626
Government Properties Income Trust	1,313	29,608
Anworth Mortgage Asset Corp.	4,702	29,529
Primerica, Inc.	1,259	29,259
DFC Global Corp.*	1,616	29,185
Sun Communities, Inc.	793	28,968
NBT Bancorp, Inc.	1,285	28,437
Columbia Banking System, Inc.	1,463	28,192
First Midwest Bancorp, Inc.	2,769	28,050
Tower Group, Inc.	1,369	27,613

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Education Realty Trust, Inc.	2,684	$27,457
Astoria Financial Corp.	3,229	27,414
Franklin Street Properties Corp.	2,628	26,149
MGIC Investment Corp.*	6,975	26,017
Employers Holdings, Inc.	1,433	25,923
Fifth Street Finance Corp.	2,684	25,686
Hersha Hospitality Trust	5,237	25,557
Harleysville Group, Inc.	449	25,400
Infinity Property & Casualty Corp.	445	25,249
Greenlight Capital Re Ltd.*	1,039	24,593
Associated Estates Realty Corp.	1,538	24,531
PrivateBancorp, Inc.	2,226	24,441
American Assets Trust, Inc.	1,187	24,345
Oritani Financial Corp.	1,900	24,263
First Potomac Realty Trust	1,859	24,260
Nelnet, Inc. — Class A	956	23,393
Investors Bancorp, Inc.*	1,718	23,159
BBCN Bancorp, Inc.*	2,445	23,105
American Equity Investment Life Holding Co.	2,205	22,932
Symetra Financial Corp.	2,506	22,729
Boston Private Financial Holdings, Inc.	2,862	22,724
PHH Corp.*	2,087	22,331
BlackRock Kelso Capital Corp.	2,712	22,130
CreXus Investment Corp.	2,128	22,089
National Financial Partners Corp.*	1,627	21,997
Inland Real Estate Corp.	2,862	21,780
Chemical Financial Corp.	1,021	21,768
Cousins Properties, Inc.	3,392	21,743
Investors Real Estate Trust	2,980	21,739
Home Bancshares, Inc.	837	21,687
Independent Bank Corp.	794	21,668
Pennsylvania Real Estate Investment Trust	2,060	21,506
PacWest Bancorp	1,120	21,224
Amtrust Financial Services, Inc.	892	21,185
Meadowbrook Insurance Group, Inc.	1,977	21,114
Evercore Partners, Inc. — Class A	785	20,897
Navigators Group, Inc.*	433	20,645
First Commonwealth Financial Corp.	3,896	20,493
Pinnacle Financial Partners, Inc.*	1,267	20,462
S&T Bancorp, Inc.	1,046	20,449
KBW, Inc.	1,344	20,402
Oriental Financial Group, Inc.	1,680	20,345
Horace Mann Educators Corp.	1,475	20,222
Credit Acceptance Corp.*	245	20,159
ARMOUR Residential REIT, Inc.	2,842	20,036
Forestar Group, Inc.*	1,318	19,941
Walter Investment Management Corp.	957	19,628
Trustco Bank Corp.	3,456	19,388
City Holding Co.	569	19,283
Cohen & Steers, Inc.	662	19,132
Colony Financial, Inc.	1,211	19,025

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Retail Opportunity Investments Corp.	1,567	$18,553
Brookline Bancorp, Inc.	2,196	18,534
Alexander’s, Inc.	50	18,502
Compass Diversified Holdings	1,490	18,461
Advance America Cash Advance Centers, Inc.	2,047	18,321
Chesapeake Lodging Trust	1,185	18,320
Safety Insurance Group, Inc.	452	18,297
iStar Financial, Inc.*	3,437	18,182
Newcastle Investment Corp.	3,866	17,977
Enstar Group Ltd.*	181	17,774
State Bank Financial Corp.*	1,174	17,739
Simmons First National Corp. — Class A	645	17,538
PICO Holdings, Inc.*	842	17,328
RLJ Lodging Trust	1,021	17,183
PennyMac Mortgage Investment Trust	1,031	17,135
Universal Health Realty Income Trust	439	17,121
PennantPark Investment Corp.	1,693	17,082
Berkshire Hills Bancorp, Inc.	764	16,953
NorthStar Realty Finance Corp.	3,551	16,938
ViewPoint Financial Group	1,293	16,822
Sterling Financial Corp.*	999	16,683
BGC Partners, Inc. — Class A	2,805	16,662
WesBanco, Inc.	855	16,647
Sabra Health Care REIT, Inc.	1,375	16,624
Banco Latinoamericano de Comercio Exterior S.A.	1,031	16,548
Investment Technology Group, Inc.*	1,530	16,539
Maiden Holdings Ltd.	1,884	16,504
Duff & Phelps Corp. — Class A	1,130	16,385
United Fire & Casualty Co.	804	16,225
Flagstone Reinsurance Holdings S.A.	1,946	16,132
FBL Financial Group, Inc. — Class A	474	16,125
Western Alliance Bancorporation*	2,575	16,042
AMERISAFE, Inc.*	679	15,787
Triangle Capital Corp.	821	15,698
Sandy Spring Bancorp, Inc.	892	15,655
Lakeland Financial Corp.	601	15,548
Urstadt Biddle Properties, Inc. — Class A	855	15,458
Ashford Hospitality Trust, Inc.	1,923	15,384
Hercules Technology Growth Capital, Inc.	1,628	15,368
Community Trust Bancorp, Inc.	510	15,004
SCBT Financial Corp.	517	14,998
Resource Capital Corp.	2,645	14,838
Flushing Financial Corp.	1,164	14,701
Dime Community Bancshares, Inc.	1,161	14,629
Virtus Investment Partners, Inc.*	191	14,518
1st Source Corp.	569	14,413

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
First Busey Corp.	2,861	$14,305
FelCor Lodging Trust, Inc.*	4,627	14,112
Ramco-Gershenson Properties Trust	1,433	14,086
Excel Trust, Inc.	1,150	13,800
First Financial Corp.	413	13,745
Renasant Corp.	915	13,725
Citizens, Inc.*	1,408	13,644
Dynex Capital, Inc.	1,480	13,512
Getty Realty Corp.	962	13,420
Coresite Realty Corp.	741	13,205
Main Street Capital Corp.	610	12,956
Southside Bancshares, Inc.	598	12,953
Tejon Ranch Co.*	529	12,950
OneBeacon Insurance Group Ltd.	826	12,712
Washington Trust Bancorp, Inc.	528	12,598
Hilltop Holdings, Inc.*	1,475	12,464
Hudson Valley Holding Corp.	582	12,350
Epoch Holding Corp.	551	12,249
Monmouth Real Estate Investment Corp. — Class A	1,321	12,087
Safeguard Scientifics, Inc.*	757	11,953
eHealth, Inc.*	798	11,731
Piper Jaffray Cos.*	580	11,716
Hudson Pacific Properties, Inc.	824	11,668
Cardinal Financial Corp.	1,080	11,599
INTL FCStone, Inc.*	492	11,596
Radian Group, Inc.	4,947	11,576
Campus Crest Communities, Inc.	1,141	11,478
MCG Capital Corp.	2,860	11,411
Rockville Financial, Inc.	1,094	11,334
Tompkins Financial Corp.	294	11,322
West Coast Bancorp*	717	11,185
HFF, Inc. — Class A*	1,079	11,146
Tower Bancorp, Inc.	389	11,102
GAMCO Investors, Inc. — Class A	254	11,046
TowneBank	895	10,955
GFI Group, Inc.	2,623	10,807
Winthrop Realty Trust	1,048	10,658
Banner Corp.	611	10,479
MVC Capital, Inc.	892	10,338
Beneficial Mutual Bancorp, Inc.*	1,234	10,316
NewStar Financial, Inc.*	1,011	10,282
TICC Capital Corp.	1,185	10,250
CapLease, Inc.	2,516	10,165
Apollo Commercial Real Estate Finance, Inc.	760	9,979
Union First Market Bankshares Corp.	749	9,954
Sterling Bancorp	1,149	9,927
Ladenburg Thalmann Financial Services, Inc.*	3,951	9,798
StellarOne Corp.	853	9,707
United Financial Bancorp, Inc.	602	9,686
Global Indemnity plc*	488	9,677
Summit Hotel Properties, Inc.	1,011	9,544
Saul Centers, Inc.	269	9,528
Provident New York Bancorp	1,418	9,416

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Kennedy-Wilson Holdings, Inc.	882	$9,332
Kite Realty Group Trust	2,068	9,327
Bancfirst Corp.	248	9,310
Camden National Corp.	281	9,161
Ameris Bancorp*	884	9,088
SY Bancorp, Inc.	442	9,074
Univest Corporation of Pennsylvania	616	9,018
Great Southern Bancorp, Inc.	382	9,011
Netspend Holdings, Inc.*	1,107	8,978
Cedar Realty Trust, Inc.	2,074	8,939
Arrow Financial Corp.	380	8,907
Northfield Bancorp, Inc.	624	8,836
Calamos Asset Management, Inc.	703	8,795
Eagle Bancorp, Inc.*	603	8,768
WSFS Financial Corp.	241	8,666
Territorial Bancorp, Inc.	437	8,631
Enterprise Financial Services Corp.	580	8,584
Agree Realty Corp.	348	8,484
American Safety Insurance Holdings Ltd.*	389	8,461
Westwood Holdings Group, Inc.	231	8,443
Republic Bancorp, Inc. — Class A	364	8,336
Wilshire Bancorp, Inc.*	2,291	8,316
Citizens & Northern Corp.	449	8,293
German American Bancorp, Inc.	450	8,186
National Western Life Insurance Co. — Class A	60	8,170
First Connecticut Bancorp, Inc.	626	8,144
First Merchants Corp.	956	8,097
Parkway Properties, Inc.	821	8,095
Presidential Life Corp.	809	8,082
Financial Institutions, Inc.	500	8,070
United Community Banks, Inc.*	1,128	7,885
Bancorp, Inc.*	1,083	7,830
Stewart Information Services Corp.	675	7,796
Bryn Mawr Bank Corp.	399	7,777
Westfield Financial, Inc.	1,037	7,632
First Interstate Bancsystem, Inc.	579	7,544
Heartland Financial USA, Inc.	487	7,471
Central Pacific Financial Corp.*	574	7,416
SWS Group, Inc.	1,079	7,413
Trico Bancshares	521	7,409
State Auto Financial Corp.	543	7,379
Centerstate Banks, Inc.	1,114	7,375
First of Long Island Corp.	280	7,370
Heritage Financial Corp.	586	7,360
Phoenix Companies, Inc.*	4,320	7,258
CNB Financial Corp.	459	7,243
First Community Bancshares, Inc.	580	7,238
Gladstone Commercial Corp.	407	7,143
National Bankshares, Inc.	255	7,120
OceanFirst Financial Corp.	543	7,097
Cogdell Spencer, Inc.	1,658	7,046
Lakeland Bancorp, Inc.	806	6,948
CoBiz Financial, Inc.	1,193	6,884

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Fox Chase Bancorp, Inc.	543	$6,858
Baldwin & Lyons, Inc. — Class B	314	6,845
OmniAmerican Bancorp, Inc.*	436	6,845
State Bancorp, Inc.	561	6,844
One Liberty Properties, Inc.	413	6,814
Bank of Marin Bancorp	180	6,766
Virginia Commerce Bancorp, Inc.*	875	6,764
Washington Banking Co.	564	6,717
RAIT Financial Trust	1,413	6,712
STAG Industrial, Inc.	580	6,653
MainSource Financial Group, Inc.	749	6,614
Capital Southwest Corp.	80	6,524
ESB Financial Corp.	461	6,486
Cowen Group, Inc. — Class A*	2,474	6,408
Home Federal Bancorp, Inc.	611	6,354
First Bancorp	566	6,311
National Interstate Corp.	255	6,291
Oppenheimer Holdings, Inc. — Class A	385	6,198
Medallion Financial Corp.	543	6,179
Pacific Continental Corp.	689	6,098
Farmer Mac	338	6,091
Franklin Financial Corp.*	511	6,050
FXCM, Inc.	620	6,045
Gladstone Investment Corp.	824	5,990
Gladstone Capital Corp.	783	5,974
Mission West Properties, Inc.	655	5,908
Crawford & Co. — Class B	956	5,889
Golub Capital BDC, Inc.	379	5,875
NGP Capital Resources Co.	806	5,795
Peoples Bancorp, Inc.	389	5,761
Apollo Residential Mortgage, Inc.	373	5,692
Artio Global Investors, Inc.	1,166	5,690
SeaBright Holdings, Inc.	741	5,669
Bancorp Rhode Island, Inc.	142	5,637
1st United Bancorp, Inc.*	1,011	5,611
American Capital Mortgage Investment Corp.	297	5,590
Chatham Lodging Trust	511	5,509
West Bancorporation, Inc.	575	5,508
Penns Woods Bancorp, Inc.	142	5,507
Bank Mutual Corp.	1,714	5,451
First Financial Holdings, Inc.	609	5,438
BofI Holding, Inc.*	330	5,362
Hanmi Financial Corp.*	704	5,210
Alliance Financial Corp.	168	5,188
Diamond Hill Investment Group, Inc.	70	5,179
Arlington Asset Investment Corp. — Class A	241	5,141
Kansas City Life Insurance Co.	156	5,120
Walker & Dunlop, Inc.*	399	5,011
Edelman Financial Group, Inc.	751	4,934
First Defiance Financial Corp.	338	4,931
Terreno Realty Corp.	325	4,920
First Bancorp, Inc.	320	4,918
Gleacher & Company, Inc.*	2,923	4,911
Merchants Bancshares, Inc.	168	4,906
Kearny Financial Corp.	492	4,674

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
AG Mortgage Investment Trust, Inc.	230	$4,630
Solar Senior Capital Ltd.	291	4,583
Doral Financial Corp.*	4,735	4,527
Park Sterling Corp.*	1,100	4,488
Kohlberg Capital Corp.	709	4,474
ESSA Bancorp, Inc.	421	4,408
Pacific Capital Bancorp North America*	154	4,349
Nicholas Financial, Inc.	338	4,333
BankFinancial Corp.	783	4,322
Southwest Bancorp, Inc.*	725	4,321
Center Bancorp, Inc.	442	4,318
Medley Capital Corp.	413	4,295
Ames National Corp.	220	4,290
Metro Bancorp, Inc.*	511	4,282
Encore Bancshares, Inc.*	311	4,205
Consolidated-Tomoka Land Co.	152	4,115
Seacoast Banking Corporation of Florida*	2,694	4,095
THL Credit, Inc.	335	4,090
Capital City Bank Group, Inc.	421	4,021
UMH Properties, Inc.	431	4,013
Marlin Business Services Corp.	315	4,000
JMP Group, Inc.	558	3,990
Meridian Interstate Bancorp, Inc.*	320	3,984
Donegal Group, Inc. — Class A	281	3,979
Harris & Harris Group, Inc.*	1,149	3,976
Bank of Kentucky Financial Corp.	198	3,970
Taylor Capital Group, Inc.*	407	3,956
Sierra Bancorp	439	3,863
FBR & Company*	1,874	3,842
First Pactrust Bancorp, Inc.	372	3,813
Flagstar Bancorp, Inc.*	7,270	3,671
Suffolk Bancorp*	338	3,647
MidSouth Bancorp, Inc.	280	3,643
Bridge Bancorp, Inc.	183	3,642
Heritage Commerce Corp.*	764	3,621
New Mountain Finance Corp.	269	3,607
MPG Office Trust, Inc.*	1,808	3,598
Century Bancorp, Inc. — Class A	127	3,586
Bridge Capital Holdings*	337	3,505
Sun Bancorp, Inc.*	1,393	3,371
Whitestone REIT — Class B	279	3,320
Cape Bancorp, Inc.*	421	3,305
EMC Insurance Group, Inc.	160	3,291
Hallmark Financial Services*	444	3,104
Clifton Savings Bancorp, Inc.	321	2,979
Roma Financial Corp.	279	2,745
Universal Insurance Holdings, Inc.	693	2,481
Avatar Holdings, Inc.*	332	2,384
CIFC Corp.*	439	2,371
Charter Financial Corp.	255	2,361
Enterprise Bancorp, Inc.	160	2,288
Fidus Investment Corp.	175	2,270
Independence Holding Co.	269	2,187
Orrstown Financial Services, Inc.	255	2,104

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Financials - 11.0% (continued)
Gain Capital Holdings, Inc.	281	$1,883
First Marblehead Corp.*	1,480	1,732
Pzena Investment Management, Inc. — Class A	315	1,364
Fortegra Financial Corp.*	198	1,323
Imperial Holdings, Inc.*	655	1,231
Hampton Roads Bankshares, Inc.*	338	926
Cascade Bancorp*	195	854
California First National Bancorp	50	804
Capital Bank Corp.*	372	748

Total Financials		8,962,845

Information Technology - 8.6%
Netlogic Microsystems, Inc.*	2,525	125,164
SuccessFactors, Inc.*	3,098	123,517
Jack Henry & Associates, Inc.	3,213	107,989
Concur Technologies, Inc.*	1,643	83,448
Parametric Technology Corp.*	4,433	80,947
Wright Express Corp.*	1,436	77,946
InterDigital, Inc.	1,683	73,328
ADTRAN, Inc.	2,400	72,384
CommVault Systems, Inc.*	1,629	69,591
Anixter International, Inc.*	1,079	64,352
Plantronics, Inc.	1,781	63,475
QLIK Technologies, Inc.*	2,616	63,307
Ultimate Software Group, Inc.*	964	62,776
Viasat, Inc.*	1,348	62,170
Semtech Corp.*	2,424	60,164
SolarWinds, Inc.*	2,118	59,198
Taleo Corp. — Class A*	1,528	59,118
Aruba Networks, Inc.*	3,177	58,838
FEI Co.*	1,435	58,519
Hittite Microwave Corp.*	1,166	57,577
Cymer, Inc.*	1,131	56,279
Finisar Corp.*	3,330	55,761
RF Micro Devices, Inc.*	10,271	55,463
Cognex Corp.	1,545	55,296
CACI International, Inc. — Class A*	977	54,634
Aspen Technology, Inc.*	3,142	54,514
Microsemi Corp.*	3,216	53,868
MKS Instruments, Inc.	1,931	53,720
MAXIMUS, Inc.	1,286	53,176
Fair Isaac Corp.	1,473	52,792
Universal Display Corp.*	1,429	52,430
Sapient Corp.	4,059	51,143
Cavium, Inc.*	1,797	51,089
JDA Software Group, Inc.*	1,569	50,820
Convergys Corp.*	3,910	49,931
Arris Group, Inc.*	4,603	49,804
Mentor Graphics Corp.*	3,584	48,599
j2 Global, Inc.	1,714	48,232
Progress Software Corp.*	2,489	48,162
Coherent, Inc.*	915	47,827
ValueClick, Inc.*	2,922	47,599
Netgear, Inc.*	1,357	45,554
Blackbaud, Inc.	1,643	45,511
Entegris, Inc.*	4,999	43,616

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
Cardtronics, Inc.*	1,603	$43,377
Quest Software, Inc.*	2,278	42,371
DealerTrack Holdings, Inc.*	1,528	41,653
Cabot Microelectronics Corp.*	871	41,155
Blue Coat Systems, Inc.*	1,615	41,102
NetSuite, Inc.*	1,011	40,996
TiVo, Inc.*	4,435	39,782
Cirrus Logic, Inc.*	2,460	38,991
RightNow Technologies, Inc.*	909	38,842
Take-Two Interactive Software, Inc.*	2,729	36,978
Acxiom Corp.*	3,014	36,801
Synaptics, Inc.*	1,200	36,180
Scansource, Inc.*	1,005	36,180
Littelfuse, Inc.	840	36,103
Plexus Corp.*	1,311	35,895
ACI Worldwide, Inc.*	1,244	35,628
Power Integrations, Inc.	1,073	35,581
Tyler Technologies, Inc.*	1,177	35,439
Euronet Worldwide, Inc.*	1,898	35,075
Heartland Payment Systems, Inc.	1,433	34,908
OSI Systems, Inc.*	707	34,487
OpenTable, Inc.*	878	34,356
Sourcefire, Inc.*	1,052	34,064
GT Advanced Technologies, Inc.*	4,677	33,861
Tessera Technologies, Inc.*	1,900	31,825
MicroStrategy, Inc. — Class A*	293	31,738
Unisys Corp.*	1,604	31,615
NIC, Inc.	2,368	31,518
Veeco Instruments, Inc.*	1,499	31,179
Bottomline Technologies, Inc.*	1,339	31,025
Manhattan Associates, Inc.*	764	30,927
Benchmark Electronics, Inc.*	2,259	30,429
Integrated Device Technology, Inc.*	5,511	30,090
TriQuint Semiconductor, Inc.*	6,103	29,722
Synchronoss Technologies, Inc.*	982	29,666
Advent Software, Inc.*	1,215	29,597
RealPage, Inc.*	1,130	28,555
LogMeln, Inc.*	737	28,411
SYNNEX Corp.*	923	28,115
Diodes, Inc.*	1,315	28,010
Sanmina-SCI Corp.*	2,991	27,846
FARO Technologies, Inc.*	603	27,738
Websense, Inc.*	1,478	27,683
Rambus, Inc.*	3,650	27,557
Brightpoint, Inc.*	2,538	27,309
VirnetX Holding Corp.*	1,090	27,217
Mantech International Corp. — Class A	869	27,148
Ancestry.com, Inc.*	1,170	26,863
Syntel, Inc.	574	26,846
Loral Space & Communications, Inc.*	409	26,536
Insight Enterprises, Inc.*	1,732	26,482
Earthlink, Inc.	4,093	26,359
Omnivision Technologies, Inc.*	2,153	26,342
Kenexa Corp.*	986	26,326

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
Lattice Semiconductor Corp.*	4,379	$26,011
Ceva, Inc.*	855	25,872
Liquidity Services, Inc.*	696	25,682
BroadSoft, Inc.*	838	25,308
Brooks Automation, Inc.	2,464	25,305
comScore, Inc.*	1,182	25,058
Tekelec*	2,291	25,041
Constant Contact, Inc.*	1,078	25,020
Comtech Telecommunications Corp.	872	24,957
Kulicke & Soffa Industries, Inc.*	2,673	24,725
Electronics for Imaging, Inc.*	1,732	24,681
LivePerson, Inc.*	1,954	24,523
Infinera Corp.*	3,883	24,385
Netscout Systems, Inc.*	1,384	24,358
Stratasys, Inc.*	783	23,811
Rofin-Sinar Technologies, Inc.*	1,042	23,810
Ebix, Inc.	1,070	23,647
MTS Systems Corp.	578	23,553
ATMI, Inc.*	1,172	23,475
Volterra Semiconductor Corp.*	899	23,023
Ultratech, Inc.*	913	22,432
3D Systems Corp.*	1,557	22,421
Emulex Corp.*	3,262	22,377
Digital River, Inc.*	1,473	22,124
Standard Microsystems Corp.*	858	22,111
Rogers Corp.*	590	21,747
Verint Systems, Inc.*	783	21,564
Harmonic, Inc.*	4,272	21,531
TTM Technologies, Inc.*	1,933	21,186
Monotype Imaging Holdings, Inc.*	1,321	20,594
Quantum Corp.*	8,385	20,124
Opnet Technologies, Inc.	536	19,655
Park Electrochemical Corp.	764	19,574
S1 Corp.*	1,985	18,996
Micrel, Inc.	1,878	18,987
Newport Corp.*	1,395	18,986
CSG Systems International, Inc.*	1,283	18,873
Sonus Networks, Inc.*	7,845	18,828
Black Box Corp.	667	18,703
Forrester Research, Inc.*	543	18,429
iGate Corp.*	1,153	18,137
United Online, Inc.	3,294	17,919
Magma Design Automation, Inc.*	2,482	17,821
Pegasystems, Inc.	599	17,611
DTS, Inc.*	645	17,570
Advanced Energy Industries, Inc.*	1,618	17,361
Amkor Technology, Inc.*	3,935	17,157
Bankrate, Inc.*	793	17,050
Maxwell Technologies, Inc.*	1,039	16,873
Monolithic Power Systems, Inc.*	1,117	16,833
TNS, Inc.*	948	16,799
SS&C Technologies Holdings, Inc.*	923	16,669
Badger Meter, Inc.	558	16,422
Entropic Communications, Inc.*	3,187	16,286
Checkpoint Systems, Inc.*	1,472	16,104
Applied Micro Circuits Corp.*	2,354	15,819
Super Micro Computer, Inc.*	1,003	15,727

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
DemandTec, Inc.*	1,188	$15,646
Measurement Specialties, Inc.*	559	15,630
Spansion, Inc. — Class A*	1,870	15,484
InfoSpace, Inc.*	1,376	15,122
Intermec, Inc.*	2,203	15,113
Ixia*	1,435	15,082
TeleTech Holdings, Inc.*	923	14,953
Dice Holdings, Inc.*	1,798	14,905
Mercury Computer Systems, Inc.*	1,117	14,845
Vocus, Inc.*	655	14,469
EPIQ Systems, Inc.	1,166	14,015
Xyratex Ltd.	1,049	13,973
Silicon Image, Inc.*	2,949	13,860
Accelrys, Inc.*	2,056	13,816
ExlService Holdings, Inc.*	601	13,444
Photronics, Inc.*	2,187	13,297
Silicon Graphics International Corp.*	1,149	13,168
STEC, Inc.*	1,528	13,126
Sycamore Networks, Inc.*	731	13,085
OCZ Technology Group, Inc.*	1,905	12,592
Cass Information Systems, Inc.	343	12,485
Web.com Group, Inc.*	1,079	12,355
Daktronics, Inc.	1,283	12,278
RealD, Inc.*	1,525	12,108
Electro Scientific Industries, Inc.*	835	12,091
Interactive Intelligence Group, Inc.*	527	12,079
KIT Digital, Inc.*	1,425	12,041
Electro Rent Corp.	696	11,936
Oplink Communications, Inc.*	721	11,875
PROS Holdings, Inc.*	798	11,874
CTS Corp.	1,275	11,730
Kemet Corp.*	1,636	11,534
Globecomm Systems, Inc.*	837	11,450
Internap Network Services Corp.*	1,923	11,423
Methode Electronics, Inc.	1,377	11,415
ShoreTel, Inc.*	1,749	11,159
LoopNet, Inc.*	609	11,133
Rudolph Technologies, Inc.*	1,167	10,806
Keynote Systems, Inc.	521	10,701
Global Cash Access Holdings, Inc.*	2,400	10,680
ICG Group, Inc.*	1,377	10,630
Digi International, Inc.*	923	10,301
Zygo Corp.*	580	10,237
Fabrinet*	744	10,178
Stamps.com, Inc.*	389	10,165
Cohu, Inc.	892	10,124
Extreme Networks*	3,422	9,992
Power-One, Inc.*	2,535	9,912
GSI Group, Inc.*	964	9,862
LTX-Credence Corp.*	1,841	9,849
Nanometrics, Inc.*	530	9,763
XO Group, Inc.*	1,170	9,758
IXYS Corp.*	892	9,660
QuinStreet, Inc.*	1,019	9,538
Formfactor, Inc.*	1,884	9,533
Avid Technology, Inc.*	1,097	9,357

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
Kopin Corp.*	2,403	$9,324
Move, Inc.*	1,472	9,303
Anaren, Inc.*	559	9,291
STR Holdings, Inc.*	1,127	9,275
NVE Corp.*	167	9,274
Advanced Analogic Technologies, Inc.*	1,593	9,208
CIBER, Inc.*	2,370	9,148
Integrated Silicon Solution, Inc.*	999	9,131
Inphi Corp.*	757	9,054
Calix, Inc.*	1,395	9,026
Perficient, Inc.*	892	8,929
ModusLink Global Solutions, Inc.	1,627	8,786
Exar Corp.*	1,344	8,736
MIPS Technologies, Inc. — Class A*	1,952	8,706
Symmetricom, Inc.*	1,613	8,694
Cray, Inc.*	1,341	8,676
Envestnet, Inc.*	709	8,480
Procera Networks, Inc.*	536	8,351
Saba Software, Inc.*	1,052	8,300
Virtusa Corp.*	561	8,123
Deltek, Inc.*	824	8,092
SPS Commerce, Inc.*	311	8,070
American Software, Inc. — Class A	845	7,985
Computer Task Group, Inc.*	566	7,969
Supertex, Inc.*	413	7,797
Actuate Corp.*	1,329	7,788
Cornerstone OnDemand, Inc.*	421	7,679
IntraLinks Holdings, Inc.*	1,180	7,363
Vishay Precision Group, Inc.*	459	7,335
Bel Fuse, Inc. — Class B	389	7,294
Callidus Software, Inc.*	1,114	7,152
Sigma Designs, Inc.*	1,170	7,020
Zix Corp.*	2,470	6,965
Pericom Semiconductor Corp.*	915	6,963
Seachange International, Inc.*	979	6,882
Echo Global Logistics, Inc.*	421	6,799
Wave Systems Corp. — Class A*	3,076	6,675
VASCO Data Security International, Inc.*	1,005	6,553
SciQuest, Inc.*	459	6,550
Multi-Fineline Electronix, Inc.*	317	6,514
Richardson Electronics Ltd.	527	6,477
Imation Corp.*	1,114	6,383
Echelon Corp.*	1,308	6,370
Intevac, Inc.*	845	6,253
Active Network, Inc.*	459	6,242
Rubicon Technology, Inc.*	655	6,150
PDF Solutions, Inc.*	872	6,078
ServiceSource International, Inc.*	374	5,868
RealNetworks, Inc.	767	5,752
Tangoe, Inc.*	372	5,729
Mindspeed Technologies, Inc.*	1,241	5,684
Aeroflex Holding Corp.*	540	5,530
Glu Mobile, Inc.*	1,750	5,495
Anadigics, Inc.*	2,497	5,468

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
Immersion Corp.*	1,050	$5,439
Limelight Networks, Inc.*	1,830	5,417
Oclaro, Inc.*	1,871	5,276
Agilysys, Inc.*	662	5,263
FSI International, Inc.*	1,436	5,256
Lionbridge Technologies, Inc.*	2,294	5,253
Axcelis Technologies, Inc.*	3,932	5,230
DDi Corp.	558	5,206
Ultra Clean Holdings*	847	5,175
LeCroy Corp.*	603	5,071
MoSys, Inc.*	1,193	5,011
Openwave Systems, Inc.*	3,167	5,004
Digimarc Corp.*	209	4,993
Marchex, Inc. — Class A	795	4,969
MoneyGram International, Inc.*	277	4,917
Convio, Inc.*	437	4,833
PLX Technology, Inc.*	1,642	4,713
TeleNav, Inc.*	603	4,709
DSP Group, Inc.*	875	4,559
X-Rite, Inc.*	979	4,543
Westell Technologies, Inc. — Class A*	1,969	4,371
Pulse Electronics Corp.	1,544	4,323
PRGX Global, Inc.*	721	4,290
KVH Industries, Inc.*	549	4,271
Hackett Group, Inc.*	1,135	4,245
Aviat Networks, Inc.*	2,255	4,127
TeleCommunication Systems, Inc.*	1,728	4,061
support.com, Inc.*	1,784	4,014
Alpha & Omega Semiconductor Ltd.*	543	3,969
ePlus, Inc.*	138	3,903
Rimage Corp.	343	3,859
ORBCOMM, Inc.*	1,283	3,836
Dynamics Research Corp.*	330	3,742
Travelzoo, Inc.*	152	3,736
Novatel Wireless, Inc.*	1,187	3,715
PC Connection, Inc.	335	3,715
Radisys Corp.*	713	3,608
AXT, Inc.*	860	3,586
Communications Systems, Inc.	250	3,515
GSI Technology, Inc.*	731	3,421
Guidance Software, Inc.*	521	3,376
Identive Group, Inc.*	1,435	3,200
TechTarget, Inc.*	543	3,171
Rosetta Stone, Inc.*	407	3,105
Responsys, Inc.*	345	3,067
FalconStor Software, Inc.*	1,139	2,939
Amtech Systems, Inc.*	345	2,936
NCI, Inc.*	247	2,878
Numerex Corp. — Class A*	345	2,839
Emcore Corp.*	3,289	2,836
MaxLinear, Inc. — Class A*	588	2,793
Dot Hill Systems Corp.*	2,100	2,793
Carbonite, Inc.*	240	2,664
QAD, Inc. — Class A*	248	2,604
SRS Labs, Inc.*	442	2,541

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Information Technology - 8.6% (continued)
eMagin Corp.*	685	$2,534
Zillow, Inc. — Class A*	110	2,473
Powerwave Technologies, Inc.*	1,173	2,440
THQ, Inc.*	2,516	1,912
Demand Media, Inc.*	285	1,895
Ellie Mae, Inc.*	311	1,757
Meru Networks, Inc.*	401	1,656
Smith Micro Software, Inc.*	1,321	1,493
NeoPhotonics Corp.*	307	1,406
Viasystems Group, Inc.*	80	1,354
Opnext, Inc.*	1,619	1,308
Motricity, Inc.*	1,372	1,235
Stream Global Services, Inc.*	327	1,082
Dialogic, Inc.*	574	689
Quepasa Corp.*	183	608
FriendFinder Networks, Inc.*	199	149

Total Information Technology		6,991,005

Industrials - 7.9%
Clean Harbors, Inc.*	1,742	111,018
Alaska Air Group, Inc.*	1,321	99,194
CLARCOR, Inc.	1,878	93,881
Woodward, Inc.	2,281	93,361
HEICO Corp.	1,551	90,702
Genesee & Wyoming, Inc. — Class A*	1,475	89,355
Hexcel Corp.*	3,637	88,052
Acuity Brands, Inc.	1,613	85,489
Triumph Group, Inc.	1,393	81,421
Dollar Thrifty Automotive Group, Inc.*	1,073	75,389
Moog, Inc. — Class A*	1,691	74,286
Teledyne Technologies, Inc.*	1,344	73,718
Old Dominion Freight Line, Inc.*	1,759	71,292
Robbins & Myers, Inc.	1,461	70,932
Watsco, Inc.	1,049	68,877
United Rentals, Inc.*	2,322	68,615
EMCOR Group, Inc.	2,489	66,730
FTI Consulting, Inc.*	1,564	66,345
Middleby Corp.*	693	65,170
Esterline Technologies Corp.*	1,135	63,526
CoStar Group, Inc.*	923	61,592
Curtiss-Wright Corp.	1,730	61,121
Belden, Inc.	1,761	58,606
Chart Industries, Inc.*	1,078	58,287
Acacia Research—Acacia Technologies*	1,587	57,941
Actuant Corp. — Class A	2,553	57,928
AO Smith Corp.	1,418	56,890
United Stationers, Inc.	1,714	55,808
Brady Corp. — Class A	1,767	55,784
Applied Industrial Technologies, Inc.	1,579	55,533
Mueller Industries, Inc.	1,410	54,172
Rollins, Inc.	2,362	52,484
Simpson Manufacturing Company, Inc.	1,548	52,106
Tetra Tech, Inc.*	2,322	50,132
Barnes Group, Inc.	2,026	48,847
Corporate Executive Board Co.	1,281	48,806

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Industrials - 7.9% (continued)
EnerSys*	1,868	$48,512
JetBlue Airways Corp.*	9,159	47,627
Brink’s Co.	1,732	46,556
RSC Holdings, Inc.*	2,510	46,435
HUB Group, Inc. — Class A*	1,369	44,397
Advisory Board Co.*	591	43,858
Healthcare Services Group, Inc.	2,470	43,694
Deluxe Corp.	1,907	43,403
HNI Corp.	1,651	43,091
Avis Budget Group, Inc.*	3,906	41,872
Raven Industries, Inc.	673	41,659
Portfolio Recovery Associates, Inc.*	612	41,322
ABM Industries, Inc.	1,968	40,580
Geo Group, Inc.*	2,410	40,367
Werner Enterprises, Inc.	1,629	39,259
Herman Miller, Inc.	2,126	39,225
Watts Water Technologies, Inc. — Class A	1,117	38,213
Franklin Electric Company, Inc.	861	37,505
Atlas Air Worldwide Holdings, Inc.*	973	37,392
Kaydon Corp.	1,193	36,386
MasTec, Inc.*	2,094	36,373
Knight Transportation, Inc.	2,263	35,393
II-VI, Inc.*	1,922	35,288
Beacon Roofing Supply, Inc.*	1,713	34,654
Forward Air Corp.	1,068	34,229
Granite Construction, Inc.	1,437	34,086
RBC Bearings, Inc.*	814	33,944
Mine Safety Appliances Co.	1,013	33,551
Huron Consulting Group, Inc.*	821	31,806
Orbital Sciences Corp.*	2,175	31,603
US Airways Group, Inc.*	6,022	30,532
Titan International, Inc.	1,567	30,494
Unifirst Corp.	529	30,015
Korn*	1,743	29,736
Allegiant Travel Co.*	548	29,230
Briggs & Stratton Corp.	1,878	29,090
ESCO Technologies, Inc.	992	28,550
AAR Corp.	1,471	28,199
Tennant Co.	705	27,403
Aircastle Ltd.	2,154	27,399
Dycom Industries, Inc.*	1,307	27,342
Amerco, Inc.	307	27,139
USG Corp.*	2,645	26,873
Heartland Express, Inc.	1,878	26,837
Kaman Corp.	975	26,637
Blount International, Inc.*	1,811	26,296
Knoll, Inc.	1,767	26,240
McGrath Rentcorp	899	26,062
Generac Holdings, Inc.*	921	25,816
Colfax Corp.*	899	25,604
Lindsay Corp.	462	25,359
Cubic Corp.	580	25,282
EnPro Industries, Inc.*	764	25,197
Rush Enterprises, Inc. — Class A*	1,188	24,853
SkyWest, Inc.	1,963	24,714
Ceradyne, Inc.*	909	24,343

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Industrials - 7.9% (continued)
SYKES Enterprises, Inc.*	1,554	$24,336
Swift Transportation Co.*	2,933	24,168
Exponent, Inc.*	521	23,950
Astec Industries, Inc.*	743	23,932
Mobile Mini, Inc.*	1,369	23,889
Albany International Corp. — Class A	1,031	23,837
TAL International Group, Inc.	821	23,637
TrueBlue, Inc.*	1,632	22,652
Interface, Inc. — Class A	1,961	22,630
Aegion Corp.*	1,463	22,442
DigitalGlobe, Inc.*	1,309	22,397
Universal Forest Products, Inc.	723	22,319
Steelcase, Inc. — Class A	2,953	22,029
CIRCOR International, Inc.	620	21,892
Navigant Consulting, Inc.*	1,915	21,850
American Science & Engineering, Inc.	317	21,591
Team, Inc.*	725	21,569
Insperity, Inc.	845	21,421
Quanex Building Products Corp.	1,411	21,193
AZZ, Inc.	465	21,130
Higher One Holdings, Inc.*	1,141	21,040
Seaboard Corp.*	10	20,360
G&K Services, Inc. — Class A	693	20,173
Wabash National Corp.*	2,542	19,929
ACCO Brands Corp.*	2,043	19,715
Aerovironment, Inc.*	614	19,323
Interline Brands, Inc.*	1,241	19,322
Altra Holdings, Inc.*	999	18,811
GeoEye, Inc.*	826	18,354
Resources Connection, Inc.	1,728	18,300
ICF International, Inc.*	727	18,015
Encore Wire Corp.	686	17,767
Arkansas Best Corp.	922	17,767
Layne Christensen Co.*	731	17,690
NACCO Industries, Inc. — Class A	196	17,487
Sun Hydraulics Corp.	744	17,432
Trimas Corp.*	945	16,963
Greenbrier Companies, Inc.*	689	16,729
John Bean Technologies Corp.	1,048	16,108
Standex International Corp.	465	15,884
Gibraltar Industries, Inc.*	1,135	15,845
Cascade Corp.	335	15,802
Sauer-Danfoss, Inc.*	431	15,607
Consolidated Graphics, Inc.*	320	15,450
Gorman-Rupp Co.	568	15,421
Kforce, Inc.*	1,248	15,388
On Assignment, Inc.*	1,376	15,384
Comfort Systems USA, Inc.	1,411	15,126
Primoris Services Corp.	989	14,766
Heidrick & Struggles International, Inc.	665	14,324
Tutor Perini Corp.*	1,160	14,314
AAON, Inc.	693	14,200
MYR Group, Inc.*	741	14,183
Mueller Water Products, Inc. — Class A	5,782	14,108

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Industrials - 7.9% (continued)
H&E Equipment Services, Inc.*	1,050	$14,091
Global Power Equipment Group, Inc.*	586	13,917
Mistras Group, Inc.*	543	13,841
Astronics Corp.*	379	13,572
Kelly Services, Inc. — Class A	992	13,571
Trex Company, Inc.*	578	13,242
Quad	923	13,236
Viad Corp.	737	12,883
Ennis, Inc.	965	12,863
PMFG, Inc.*	655	12,779
US Ecology, Inc.	678	12,733
Apogee Enterprises, Inc.	1,037	12,714
Encore Capital Group, Inc.*	591	12,565
Titan Machinery, Inc.*	574	12,473
Textainer Group Holdings Ltd.	421	12,260
Great Lakes Dredge & Dock Corp.	2,178	12,110
RailAmerica, Inc.*	798	11,882
Swisher Hygiene, Inc.*	3,142	11,751
Griffon Corp.	1,273	11,622
GenCorp, Inc.*	2,178	11,587
Taser International, Inc.*	2,255	11,546
Twin Disc, Inc.	311	11,296
Hawaiian Holdings, Inc.*	1,878	10,892
Multi-Color Corp.	421	10,832
Accuride Corp.*	1,492	10,623
Wesco Aircraft Holdings, Inc.*	759	10,618
Capstone Turbine Corp.*	9,143	10,606
Marten Transport Ltd.	578	10,398
Kadant, Inc.*	459	10,378
Standard Parking Corp.*	580	10,365
Douglas Dynamics, Inc.	691	10,102
DXP Enterprises, Inc.*	307	9,885
Powell Industries, Inc.*	310	9,697
Dynamic Materials Corp.	488	9,653
Dolan Co.*	1,128	9,611
Federal Signal Corp.*	2,314	9,603
Commercial Vehicle Group, Inc.*	1,055	9,537
Air Transport Services Group, Inc.*	2,000	9,440
LB Foster Co.	333	9,421
EnerNOC, Inc.*	861	9,359
Houston Wire & Cable Co.	664	9,176
EnergySolutions, Inc.*	2,964	9,159
FreightCar America, Inc.*	435	9,113
Columbus McKinnon Corp.*	715	9,073
Ameresco, Inc. — Class A*	655	8,987
Spirit Airlines, Inc.*	576	8,986
CBIZ, Inc.*	1,463	8,939
InnerWorkings, Inc.*	954	8,882
American Railcar Industries, Inc.*	364	8,711
Furmanite Corp.*	1,375	8,676
Celadon Group, Inc.	731	8,633
NCI Building Systems, Inc.*	731	7,946
CRA International, Inc.*	399	7,916
Northwest Pipe Co.*	335	7,658
Graham Corp.	338	7,585

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Industrials - 7.9% (continued)
Genco Shipping & Trading Ltd.*	1,101	$7,443
Odyssey Marine Exploration, Inc.*	2,711	7,428
GP Strategies Corp.*	551	7,427
Kratos Defense & Security Solutions, Inc.*	1,234	7,367
Saia, Inc.*	590	7,363
Insteel Industries, Inc.	655	7,198
Pacer International, Inc.*	1,304	6,976
Cenveo, Inc.*	2,045	6,953
CAI International, Inc.*	449	6,942
Aceto Corp.	992	6,845
Miller Industries, Inc.	435	6,843
Orion Marine Group, Inc.*	1,005	6,683
Alamo Group, Inc.	248	6,679
Thermon Group Holdings, Inc.*	374	6,590
Sterling Construction Company, Inc.*	611	6,580
CDI Corp.	472	6,518
American Reprographics Co.*	1,375	6,311
Ampco-Pittsburgh Corp.	321	6,208
Quality Distribution, Inc.*	551	6,199
Flow International Corp.*	1,761	6,163
Michael Baker Corp.*	314	6,158
Republic Airways Holdings, Inc.*	1,791	6,143
American Superconductor Corp.*	1,658	6,118
SeaCube Container Leasing Ltd.	413	6,117
Kimball International, Inc. — Class B	1,166	5,912
Casella Waste Systems, Inc. — Class A*	923	5,907
Vicor Corp.	733	5,835
Lydall, Inc.*	613	5,817
Hudson Highland Group, Inc.*	1,211	5,801
Barrett Business Services, Inc.	287	5,729
LMI Aerospace, Inc.*	325	5,704
Park-Ohio Holdings Corp.*	308	5,495
Preformed Line Products Co.	90	5,369
A123 Systems, Inc.*	3,287	5,292
Zipcar, Inc.*	382	5,126
KEYW Holding Corp.*	689	5,099
Hurco Companies, Inc.*	241	5,061
Ducommun, Inc.	389	4,960
Met-Pro Corp.	541	4,891
Metalico, Inc.*	1,479	4,866
Schawk, Inc. — Class A	433	4,854
Hill International, Inc.*	917	4,713
TMS International Corp.*	472	4,663
American Woodmark Corp.	335	4,576
Courier Corp.	387	4,540
Patriot Transportation Holding, Inc.*	209	4,535
Roadrunner Transportation Systems, Inc.*	317	4,479
Fuel Tech, Inc.*	678	4,461
Energy Recovery, Inc.*	1,697	4,378
Argan, Inc.	287	4,365
RPX Corp.*	345	4,364
LSI Industries, Inc.	721	4,326
Pike Electric Corp.*	601	4,321

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Industrials - 7.9% (continued)
Franklin Covey Co.*	492	$4,167
FuelCell Energy, Inc.*	4,618	4,027
TRC Companies, Inc.*	655	3,937
WCA Waste Corp.*	604	3,932
AT Cross Co. — Class A*	345	3,892
VSE Corp.	154	3,739
Intersections, Inc.	335	3,715
NN, Inc.*	604	3,624
Broadwind Energy, Inc.*	5,125	3,485
Universal Truckload Services, Inc.	191	3,467
Builders FirstSource, Inc.*	1,689	3,446
PowerSecure International, Inc.*	696	3,445
International Shipholding Corp.	181	3,383
Tecumseh Products Co. — Class A*	686	3,224
NL Industries, Inc.	245	3,178
Baltic Trading Ltd.	603	2,864
Heritage-Crystal Clean, Inc.*	168	2,782
Coleman Cable, Inc.*	311	2,706
Xerium Technologies, Inc.*	413	2,701
Valence Technology, Inc.*	2,684	2,630
Excel Maritime Carriers Ltd.*	1,697	2,461
Ultrapetrol Bahamas Ltd.*	797	2,375
Eagle Bulk Shipping, Inc.*	2,330	2,195
Active Power, Inc.*	2,974	1,963
Lawson Products, Inc.	125	1,929
UniTek Global Services, Inc.*	407	1,844
Essex Rental Corp.*	612	1,805
Satcon Technology Corp.*	2,443	1,466
Microvision, Inc.*	3,909	1,408
Omega Flex, Inc.*	70	989
Covenant Transportation Group, Inc. — Class A*	314	933
Compx International, Inc.	30	442

Total Industrials		6,384,702

Consumer Discretionary - 6.7%
Rent-A-Center, Inc.	2,364	87,468
Warnaco Group, Inc.*	1,627	81,415
Domino’s Pizza, Inc.*	2,168	73,604
Life Time Fitness, Inc.*	1,569	73,351
Carter’s, Inc.*	1,818	72,375
Sotheby’s	2,504	71,439
Ascena Retail Group, Inc.*	2,332	69,307
Tenneco, Inc.*	2,232	66,469
Dana Holding Corp.*	5,435	66,035
Wolverine World Wide, Inc.	1,844	65,720
Six Flags Entertainment Corp.	1,551	63,963
Cinemark Holdings, Inc.	3,452	63,827
Cheesecake Factory, Inc.*	2,148	63,044
Men’s Wearhouse, Inc.	1,907	61,806
Brunswick Corp.	3,308	59,742
Vail Resorts, Inc.	1,334	56,508
Genesco, Inc.*	884	54,578
Pool Corp.	1,791	53,909
HSN, Inc.	1,478	53,592
Coinstar, Inc.*	1,166	53,216
Hillenbrand, Inc.	2,328	51,961
Childrens Place Retail Stores, Inc.*	965	51,261

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
Pier 1 Imports, Inc.*	3,644	$50,761
Jos A. Bank Clothiers, Inc.*	1,025	49,979
Steven Madden Ltd.*	1,403	48,403
ANN, Inc.*	1,933	47,900
Crocs, Inc.*	3,177	46,924
Buffalo Wild Wings, Inc.*	679	45,839
Group 1 Automotive, Inc.	884	45,791
Hibbett Sports, Inc.*	1,013	45,767
Aeropostale, Inc.*	3,001	45,765
Select Comfort Corp.*	2,060	44,681
Strayer Education, Inc.	459	44,610
Iconix Brand Group, Inc.*	2,714	44,211
Monro Muffler Brake, Inc.	1,135	44,027
Meredith Corp.	1,348	44,012
Live Nation Entertainment, Inc.*	5,250	43,627
Cracker Barrel Old Country Store, Inc.	857	43,201
Saks, Inc.*	4,284	41,769
Express, Inc.*	2,048	40,837
Buckle, Inc.	999	40,829
Cabela’s, Inc.*	1,601	40,697
BJ’s Restaurants, Inc.*	892	40,425
New York Times Co. — Class A*	5,102	39,438
99 Cents Only Stores*	1,742	38,237
Bob Evans Farms, Inc.	1,130	37,900
Finish Line, Inc. — Class A	1,915	36,931
Vitamin Shoppe, Inc.*	909	36,251
Jack in the Box, Inc.*	1,727	36,094
Regis Corp.	2,143	35,467
Helen of Troy Ltd.*	1,147	35,213
Valassis Communications, Inc.*	1,823	35,056
Texas Roadhouse, Inc.	2,343	34,911
Arbitron, Inc.	1,013	34,857
Matthews International Corp. — Class A	1,093	34,353
Jones Group, Inc.	3,240	34,182
True Religion Apparel, Inc.*	955	33,024
Collective Brands, Inc.*	2,286	32,850
Cooper Tire & Rubber Co.	2,306	32,307
Penske Automotive Group, Inc.	1,658	31,916
Gaylord Entertainment Co.*	1,318	31,817
Liz Claiborne, Inc.*	3,512	30,309
Scholastic Corp.	991	29,700
Peet’s Coffee & Tea, Inc.*	472	29,585
American Public Education, Inc.*	663	28,695
International Speedway Corp. — Class A	1,093	27,708
Papa John’s International, Inc.*	719	27,092
Ascent Capital Group, Inc. — Class A*	531	26,932
Orient-Express Hotels Ltd. — Class A*	3,543	26,466
iRobot Corp.*	882	26,328
PF Chang’s China Bistro, Inc.	847	26,181
Ryland Group, Inc.	1,649	25,988
CEC Entertainment, Inc.	741	25,527
Steiner Leisure Ltd.*	561	25,464
National CineMedia, Inc.	2,043	25,333

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
Shutterfly, Inc.*	1,109	$25,241
Cato Corp. — Class A	1,031	24,950
MDC Holdings, Inc.	1,394	24,576
American Axle & Manufacturing Holdings, Inc.*	2,482	24,547
GNC Holdings, Inc. — Class A*	847	24,521
DineEquity, Inc.*	574	24,229
Meritage Homes Corp.*	1,039	24,094
Churchill Downs, Inc.	462	24,084
Sturm Ruger & Company, Inc.	706	23,623
Vera Bradley, Inc.*	731	23,575
Shuffle Master, Inc.*	2,011	23,569
Asbury Automotive Group, Inc.*	1,083	23,349
Pinnacle Entertainment, Inc.*	2,298	23,348
La-Z-Boy, Inc.*	1,922	22,872
Office Depot, Inc.*	10,325	22,199
Sonic Automotive, Inc. — Class A	1,480	21,919
Zumiez, Inc.*	785	21,792
Belo Corp. — Class A	3,447	21,716
PEP Boys-Manny Moe & Jack	1,954	21,494
Fred’s, Inc. — Class A	1,458	21,258
Ethan Allen Interiors, Inc.	894	21,197
Sinclair Broadcast Group, Inc. — Class A	1,870	21,187
Charming Shoppes, Inc.*	4,317	21,153
Oxford Industries, Inc.	467	21,071
Scientific Games Corp. — Class A*	2,159	20,942
Columbia Sportswear Co.	449	20,901
Ameristar Casinos, Inc.	1,185	20,489
Interval Leisure Group, Inc.*	1,480	20,143
Blue Nile, Inc.*	474	19,377
Capella Education Co.*	534	19,251
KB Home	2,860	19,219
Meritor, Inc.*	3,512	18,684
American Greetings Corp. — Class A	1,490	18,640
Lithia Motors, Inc. — Class A	821	17,947
Quiksilver, Inc.*	4,826	17,422
Drew Industries, Inc.*	709	17,392
Biglari Holdings, Inc.*	47	17,307
K12, Inc.*	962	17,258
Skechers U.S.A., Inc. — Class A*	1,394	16,895
Stewart Enterprises, Inc. — Class A	2,930	16,877
Grand Canyon Education, Inc.*	1,050	16,758
Ruby Tuesday, Inc.*	2,424	16,726
Core-Mark Holding Company, Inc.	421	16,672
Modine Manufacturing Co.*	1,734	16,404
Stage Stores, Inc.	1,158	16,085
Maidenform Brands, Inc.*	873	15,976
Knology, Inc.*	1,114	15,819
National Presto Industries, Inc.	168	15,725
Barnes & Noble, Inc.*	1,079	15,624
Sonic Corp.*	2,294	15,439
Lumber Liquidators Holdings, Inc.*	863	15,241
Bridgepoint Education, Inc.*	661	15,203

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
Boyd Gaming Corp.*	2,033	$15,166
Harte-Hanks, Inc.	1,649	14,989
G-III Apparel Group Ltd.*	601	14,971
Dorman Products, Inc.*	405	14,957
Standard Motor Products, Inc.	727	14,576
OfficeMax, Inc.*	3,198	14,519
Superior Industries International, Inc.	865	14,307
Jakks Pacific, Inc.[1]	1,013	14,293
Krispy Kreme Doughnuts, Inc.*	2,177	14,238
Lions Gate Entertainment Corp.*	1,678	13,961
Brown Shoe Company, Inc.	1,554	13,831
Denny’s Corp.*	3,676	13,822
AFC Enterprises, Inc.*	919	13,509
Callaway Golf Co.	2,393	13,233
Red Robin Gourmet Burgers, Inc.*	474	13,130
NutriSystem, Inc.	999	12,917
Standard Pacific Corp.*	3,947	12,551
America’s Car-Mart, Inc.*	318	12,459
MDC Partners, Inc. — Class A	915	12,371
Bravo Brio Restaurant Group, Inc.*	717	12,297
Digital Generation, Inc.*	1,021	12,170
Rue21, Inc.*	558	12,053
Bebe Stores, Inc.	1,429	11,904
Movado Group, Inc.	629	11,429
Wet Seal, Inc. — Class A*	3,367	10,976
Hot Topic, Inc.	1,652	10,920
Body Central Corp.*	433	10,808
Cavco Industries, Inc.*	255	10,215
Universal Technical Institute, Inc.*	798	10,198
EW Scripps Co. — Class A*	1,267	10,149
Arctic Cat, Inc.*	449	10,125
Fuel Systems Solutions, Inc.*	609	10,042
Blyth, Inc.	176	9,997
Smith & Wesson Holding Corp.*	2,237	9,753
hhgregg, Inc.*	671	9,696
World Wrestling Entertainment, Inc. — Class A	1,013	9,441
Libbey, Inc.*	741	9,440
Marcus Corp.	748	9,432
Universal Electronics, Inc.*	559	9,430
Fisher Communications, Inc.*	322	9,283
Central European Media Enterprises Ltd. — Class A*	1,354	8,828
Shoe Carnival, Inc.*	335	8,609
Leapfrog Enterprises, Inc.*	1,540	8,609
Amerigon, Inc.*	603	8,599
Big 5 Sporting Goods Corp.	814	8,498
PetMed Express, Inc.	804	8,346
Stoneridge, Inc.*	979	8,253
Kirkland’s, Inc.*	606	8,060
Winnebago Industries, Inc.*	1,081	7,978
Multimedia Games Holding Company, Inc.*	999	7,932
Haverty Furniture Companies, Inc.	693	7,609

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
Exide Technologies*	2,875	$7,561
Journal Communications, Inc. — Class A*	1,603	7,053
Beazer Homes USA, Inc.*	2,837	7,036
Stein Mart, Inc.*	1,020	6,946
Cost Plus, Inc.*	709	6,913
Talbots, Inc.*	2,598	6,911
Speedway Motorsports, Inc.	438	6,715
Perry Ellis International, Inc.*	472	6,712
Destination Maternity Corp.	399	6,671
M/I Homes, Inc.*	693	6,653
Lincoln Educational Services Corp.	837	6,612
Systemax, Inc.*	400	6,564
Ruth’s Hospitality Group, Inc.*	1,305	6,486
Weyco Group, Inc.	263	6,457
Caribou Coffee Company, Inc.*	461	6,431
West Marine, Inc.*	549	6,385
Corinthian Colleges, Inc.*	2,897	6,286
Steinway Musical Instruments, Inc.*	240	6,010
Conn’s, Inc.*	541	6,005
Mac-Gray Corp.	435	5,999
Spartan Motors, Inc.	1,242	5,974
CSS Industries, Inc.	293	5,837
Francesca’s Holdings Corp.*	337	5,830
VOXX International Corp.*	673	5,687
MarineMax, Inc.*	861	5,614
Town Sports International Holdings, Inc.*	757	5,564
Tuesday Morning Corp.*	1,603	5,530
Entercom Communications Corp. — Class A*	892	5,486
Casual Male Retail Group, Inc.*	1,567	5,359
Carrols Restaurant Group, Inc.*	460	5,322
Build-A-Bear Workshop, Inc.*	609	5,152
McClatchy Co. — Class A*	2,148	5,134
Benihana, Inc.*	493	5,043
Delta Apparel, Inc.*	262	5,002
REX American Resources Corp.*	225	4,975
Saga Communications, Inc. — Class A*	132	4,934
Rentrak Corp.*	345	4,927
Citi Trends, Inc.*	558	4,899
Morgans Hotel Group Co.*	821	4,844
Eastman Kodak Co.*	7,230	4,696
LIN TV Corp. — Class A*	1,104	4,670
Archipelago Learning, Inc.*	474	4,584
Zale Corp.*	1,197	4,561
Teavana Holdings, Inc.*	242	4,545
Cumulus Media, Inc. — Class A*	1,348	4,502
Martha Stewart Living Omnimedia	1,011	4,448
McCormick & Schmick’s Seafood Restaurants, Inc.*	476	4,160
Skullcandy, Inc.*	326	4,082
Lifetime Brands, Inc.	335	4,067
Outdoor Channel Holdings, Inc.	531	3,961
Unifi, Inc.*	521	3,960

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
O’Charleys, Inc.*	689	$3,783
Red Lion Hotels Corp.*	543	3,763
RG Barry Corp.	307	3,709
Cherokee, Inc.	311	3,629
Black Diamond, Inc.*	473	3,533
Isle of Capri Casinos, Inc.*	754	3,521
Einstein Noah Restaurant Group, Inc.	220	3,480
Summer Infant, Inc.*	493	3,471
Winmark Corp.	60	3,442
Overstock.com, Inc.*	431	3,379
Motorcar Parts of America, Inc.*	442	3,315
AH Belo Corp. — Class A	696	3,306
Hovnanian Enterprises, Inc. — Class A*	2,278	3,303
Monarch Casino & Resort, Inc.*	322	3,281
Jamba, Inc.*	2,450	3,209
Nexstar Broadcasting Group, Inc.*	407	3,191
Sealy Corp.*	1,839	3,163
Luby’s, Inc.*	696	3,139
Christopher & Banks Corp.	1,321	3,091
Pacific Sunwear of California, Inc.*	1,761	3,011
Gray Television, Inc.*	1,844	2,987
Kenneth Cole Productions, Inc. — Class A*	279	2,955
Coldwater Creek, Inc.*	2,469	2,913
Entravision Communications Corp.	1,864	2,908
Ambassadors Group, Inc.	639	2,882
Orbitz Worldwide, Inc.*	764	2,873
K-Swiss, Inc.*	975	2,847
Valuevision Media, Inc. — Class A*	1,511	2,841
Johnson Outdoors, Inc.*	180	2,763
New York & Company, Inc.*	1,015	2,700
Geeknet, Inc.*	154	2,626
Tower International, Inc.*	240	2,578
National American University Holdings, Inc.	330	2,501
US Auto Parts Network, Inc.*	551	2,408
ReachLocal, Inc.*	374	2,311
Gordmans Stores, Inc.*	181	2,275
1-800-Flowers.com, Inc. — Class A*	963	2,119
Global Sources Ltd.*	421	2,042
Furniture Brands International, Inc.*	1,554	1,911
Marine Products Corp.*	382	1,895
Cambium Learning Group, Inc.*	613	1,851
Crown Media Holdings, Inc. — Class A*	1,294	1,566
Shiloh Industries, Inc.*	180	1,508
Bon-Ton Stores, Inc.	445	1,500
School Specialty, Inc.*	593	1,482
Skyline Corp.	255	1,109
Dial Global, Inc.*	178	568

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Discretionary - 6.7% (continued)
Value Line, Inc.	40	$411

Total Consumer Discretionary		5,398,420

Health Care - 6.3%
Healthspring, Inc.*	2,518	137,332
Salix Pharmaceuticals Ltd.*	2,167	103,691
Onyx Pharmaceuticals, Inc.*	2,356	103,546
HMS Holdings Corp.*	3,151	100,769
Cubist Pharmaceuticals, Inc.*	2,226	88,194
WellCare Health Plans, Inc.*	1,582	83,055
Questcor Pharmaceuticals, Inc.*	1,979	82,287
Cepheid, Inc.*	2,294	78,937
Medicis Pharmaceutical Corp. — Class A	2,294	76,275
Centene Corp.*	1,858	73,558
Viropharma, Inc.*	2,635	72,173
STERIS Corp.	2,205	65,753
Owens & Minor, Inc.	2,360	65,584
athenahealth, Inc.*	1,299	63,807
HealthSouth Corp.*	3,523	62,251
Alkermes plc*	3,544	61,524
Ariad Pharmaceuticals, Inc.*	4,906	60,098
Seattle Genetics, Inc.*	3,587	59,957
Magellan Health Services, Inc.*	1,194	59,067
Haemonetics Corp.*	954	58,404
Theravance, Inc.*	2,562	56,620
Align Technology, Inc.*	2,283	54,164
Medivation, Inc.*	1,164	53,672
Quality Systems, Inc.	1,440	53,266
Zoll Medical Corp.*	814	51,429
Incyte Corporation Ltd.*	3,287	49,338
Impax Laboratories, Inc.*	2,422	48,852
West Pharmaceutical Services, Inc.	1,243	47,172
Volcano Corp.*	1,938	46,105
PAREXEL International Corp.*	2,184	45,296
Par Pharmaceutical Companies, Inc.*	1,343	43,956
Chemed Corp.	795	40,712
Medicines Co.*	2,007	37,410
Masimo Corp.*	1,954	36,510
PSS World Medical, Inc.*	1,493	36,116
Air Methods Corp.*	423	35,722
Auxilium Pharmaceuticals, Inc.*	1,768	35,236
Cyberonics, Inc.*	1,050	35,175
Acorda Therapeutics, Inc.*	1,471	35,069
Accretive Health, Inc.*	1,476	33,918
Immunogen, Inc.*	2,795	32,366
Vivus, Inc.*	3,304	32,214
PDL BioPharma, Inc.	5,191	32,184
Insulet Corp.*	1,704	32,086
Arthrocare Corp.*	1,012	32,060
Jazz Pharmaceuticals, Inc.*	821	31,715
MWI Veterinary Supply, Inc.*	465	30,895
Amsurg Corp.*	1,156	30,102
HeartWare International, Inc.*	435	30,015
Momenta Pharmaceuticals, Inc.*	1,713	29,789
Luminex Corp.*	1,403	29,786
MAKO Surgical Corp.*	1,177	29,672

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Health Care - 6.3% (continued)
NxStage Medical, Inc.*	1,656	$29,444
Halozyme Therapeutics, Inc.*	3,052	29,025
Meridian Bioscience, Inc.	1,520	28,637
Spectrum Pharmaceuticals, Inc.*	1,933	28,280
SonoSite, Inc.*	511	27,522
IPC The Hospitalist Company, Inc.*	591	27,021
CONMED Corp.*	1,042	26,748
Isis Pharmaceuticals, Inc.*	3,699	26,670
Analogic Corp.	465	26,654
Neogen Corp.*	861	26,381
Inhibitex, Inc.*	2,354	25,753
InterMune, Inc.*	2,005	25,263
Pharmacyclics, Inc.*	1,704	25,253
Micromet, Inc.*	3,398	24,432
Wright Medical Group, Inc.*	1,450	23,925
Nektar Therapeutics*	4,237	23,706
Orthofix International N.V.*	671	23,639
Integra LifeSciences Holdings Corp.*	764	23,554
Hanger Orthopedic Group, Inc.*	1,244	23,250
Molina Healthcare, Inc.*	1,039	23,201
DexCom, Inc.*	2,487	23,154
Abaxis, Inc.*	836	23,132
Akorn, Inc.*	2,080	23,130
Kindred Healthcare, Inc.*	1,933	22,751
Exelixis, Inc.*	4,754	22,510
Ironwood Pharmaceuticals, Inc.*	1,874	22,432
ABIOMED, Inc.*	1,182	21,832
Team Health Holdings, Inc.*	987	21,783
NPS Pharmaceuticals, Inc.*	3,200	21,088
Optimer Pharmaceuticals, Inc.*	1,720	21,053
Computer Programs & Systems, Inc.	411	21,006
Endologix, Inc.*	1,820	20,894
Merit Medical Systems, Inc.*	1,561	20,886
Omnicell, Inc.*	1,230	20,320
ICU Medical, Inc.*	449	20,205
Rigel Pharmaceuticals, Inc.*	2,551	20,127
AVEO Pharmaceuticals, Inc.*	1,168	20,090
Opko Health, Inc.*	4,050	19,845
Emeritus Corp.*	1,131	19,804
Greatbatch, Inc.*	863	19,072
NuVasive, Inc.*	1,475	18,570
Landauer, Inc.	331	17,046
Medidata Solutions, Inc.*	783	17,030
PharMerica Corp.*	1,093	16,592
Sequenom, Inc.*	3,678	16,367
MedAssets, Inc.*	1,767	16,345
Invacare Corp.	1,050	16,054
Quidel Corp.*	1,050	15,886
National Healthcare Corp.	379	15,880
Genomic Health, Inc.*	623	15,818
OraSure Technologies, Inc.*	1,732	15,779
Exact Sciences Corp.*	1,923	15,615
Neurocrine Biosciences, Inc.*	1,829	15,546
Dynavax Technologies Corp.*	4,588	15,232
Idenix Pharmaceuticals, Inc.*	2,039	15,180

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Health Care - 6.3% (continued)
Hi-Tech Pharmacal Company, Inc.*	389	$15,128
Universal American Corp.	1,190	15,125
Emergent Biosolutions, Inc.*	895	15,072
AMAG Pharmaceuticals, Inc.*	783	14,807
Ensign Group, Inc.	603	14,773
Conceptus, Inc.*	1,158	14,637
Bio-Reference Labs, Inc.*	899	14,627
Triple-S Management Corp.*	723	14,474
Select Medical Holdings Corp.*	1,643	13,933
Sunrise Senior Living, Inc.*	2,138	13,854
Staar Surgical Co.*	1,314	13,784
AngioDynamics, Inc.*	915	13,551
Cantel Medical Corp.	483	13,490
Achillion Pharmaceuticals, Inc.*	1,761	13,419
Curis, Inc.*	2,837	13,277
Corvel Corp.*	232	11,997
Amedisys, Inc.*	1,093	11,925
Synovis Life Technologies, Inc.*	421	11,716
Vical, Inc.*	2,655	11,709
Metropolitan Health Networks, Inc.*	1,567	11,705
MedQuist Holdings, Inc.*	1,174	11,294
Arqule, Inc.*	1,987	11,207
Alnylam Pharmaceuticals, Inc.*	1,366	11,133
Vanguard Health Systems, Inc.*	1,077	11,007
American Dental Partners, Inc.*	574	10,808
Assisted Living Concepts, Inc. — Class A	725	10,795
Affymetrix, Inc.*	2,625	10,736
Accuray, Inc.*	2,537	10,732
MAP Pharmaceuticals, Inc.*	813	10,707
Raptor Pharmaceutical Corp.*	1,709	10,698
Symmetry Medical, Inc.*	1,334	10,659
HealthStream, Inc.*	574	10,590
Depomed, Inc.*	1,995	10,334
Chelsea Therapeutics International Ltd.*	1,990	10,209
Ardea Biosciences, Inc.*	604	10,153
Arena Pharmaceuticals, Inc.*	5,420	10,135
Natus Medical, Inc.*	1,056	9,958
ZIOPHARM Oncology, Inc.*	2,180	9,614
Atrion Corp.	40	9,609
ExamWorks Group, Inc.*	1,008	9,556
AVANIR Pharmaceuticals, Inc. — Class A*	4,611	9,453
Enzon Pharmaceuticals, Inc.*	1,395	9,346
Merge Healthcare, Inc.*	1,922	9,322
Progenics Pharmaceuticals, Inc.*	1,078	9,206
RTI Biologics, Inc.*	2,043	9,071
Spectranetics Corp.*	1,229	8,873
Affymax, Inc.*	1,320	8,725
US Physical Therapy, Inc.	443	8,718
Ligand Pharmaceuticals, Inc. — Class B*	731	8,677
Healthways, Inc.*	1,259	8,637
eResearchTechnology, Inc.*	1,810	8,489
Oncothyreon, Inc.*	1,110	8,414
ISTA Pharmaceuticals, Inc.*	1,187	8,368

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Health Care - 6.3% (continued)
Cell Therapeutics, Inc.*	7,168	$8,315
SurModics, Inc.*	564	8,268
BioScrip, Inc.*	1,499	8,185
Lexicon Pharmaceuticals, Inc.*	6,344	8,184
Immunomedics, Inc.*	2,440	8,125
Capital Senior Living Corp.*	1,021	8,107
Cambrex Corp.*	1,093	7,848
Gentiva Health Services, Inc.*	1,139	7,688
Transcend Services, Inc.*	320	7,594
LHC Group, Inc.*	584	7,493
Antares Pharma, Inc.*	3,256	7,163
Geron Corp.*	4,793	7,094
Solta Medical, Inc.*	2,255	7,081
Tornier N.V.*	389	7,002
Obagi Medical Products, Inc.*	686	6,970
Vascular Solutions, Inc.*	624	6,945
Columbia Laboratories, Inc.*	2,731	6,827
Navidea Biopharmaceuticals, Inc.*	2,540	6,655
Palomar Medical Technologies, Inc.*	707	6,575
Santarus, Inc.*	1,985	6,570
Keryx Biopharmaceuticals, Inc.*	2,567	6,495
Maxygen, Inc.*	1,127	6,345
Infinity Pharmaceuticals, Inc.*	707	6,250
IRIS International, Inc.*	662	6,190
Kensey Nash Corp.*	321	6,160
Synergetics USA, Inc.*	824	6,081
Savient Pharmaceuticals, Inc.*	2,636	5,878
Nymox Pharmaceutical Corp.*	713	5,861
Furiex Pharmaceuticals, Inc.*	348	5,815
AtriCure, Inc.*	521	5,783
Metabolix, Inc.*	1,269	5,774
Cross Country Healthcare, Inc.*	1,031	5,722
Targacept, Inc.*	1,021	5,687
Young Innovations, Inc.	189	5,600
Cadence Pharmaceuticals, Inc.*	1,408	5,562
Sciclone Pharmaceuticals, Inc.*	1,283	5,504
Sangamo Biosciences, Inc.*	1,931	5,484
Delcath Systems, Inc.*	1,777	5,420
Aegerion Pharmaceuticals, Inc.*	323	5,407
Biotime, Inc.*	907	5,270
Sagent Pharmaceuticals, Inc.*	250	5,250
Corcept Therapeutics, Inc.*	1,530	5,233
Cardiovascular Systems, Inc.*	530	5,220
MannKind Corp.*	2,082	5,205
Pain Therapeutics, Inc.*	1,369	5,202
Exactech, Inc.*	311	5,122
Almost Family, Inc.*	308	5,107
XenoPort, Inc.*	1,318	5,022
Dyax Corp.*	3,672	4,994
CryoLife, Inc.*	1,039	4,987
Rockwell Medical Technologies, Inc.*	588	4,980
Cerus Corp.*	1,769	4,953
Vanda Pharmaceuticals, Inc.*	1,037	4,936
Codexis, Inc.*	915	4,849
Anthera Pharmaceuticals, Inc.*	785	4,820

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Health Care - 6.3% (continued)
Unilife Corp.*	1,533	$4,783
AMN Healthcare Services, Inc.*	1,075	4,762
Providence Service Corp.*	342	4,706
Five Star Quality Care, Inc.*	1,561	4,683
Array Biopharma, Inc.*	2,115	4,568
Novavax, Inc.*	3,572	4,501
Hansen Medical, Inc.*	1,743	4,497
Celldex Therapeutics, Inc.*	1,629	4,235
Allos Therapeutics, Inc.*	2,932	4,163
Cynosure, Inc.*	345	4,057
Synta Pharmaceuticals Corp.*	861	4,021
Cytori Therapeutics, Inc.*	1,800	3,960
Astex Pharmaceuticals*	2,075	3,922
Dusa Pharmaceuticals, Inc.*	895	3,920
Skilled Healthcare Group, Inc. — Class A*	715	3,904
Medtox Scientific, Inc.*	277	3,892
Pozen, Inc.*	979	3,867
AVI BioPharma, Inc.*	5,040	3,755
Chindex International, Inc.*	421	3,587
Sun Healthcare Group, Inc.*	919	3,566
Durect Corp.*	3,001	3,541
Pacific Biosciences of California, Inc.*	1,259	3,525
Alphatec Holdings, Inc.*	2,003	3,445
Zalicus, Inc.*	2,762	3,342
Harvard Bioscience, Inc.*	858	3,320
Osiris Therapeutics, Inc.*	604	3,231
SIGA Technologies, Inc.*	1,275	3,213
Uroplasty, Inc.*	754	3,204
Enzo Biochem, Inc.*	1,426	3,194
Fluidigm Corp.*	241	3,172
Medical Action Industries, Inc.*	602	3,148
OncoGenex Pharmaceutical, Inc.*	260	3,052
Peregrine Pharmaceuticals, Inc.*	2,950	3,039
Nabi Biopharmaceuticals*	1,587	2,984
Cleveland Biolabs, Inc.*	1,040	2,974
Biospecifics Technologies Corp.*	170	2,825
Insmed, Inc.*	909	2,772
GTx, Inc.*	811	2,725
KV Pharmaceutical Co. — Class A*	1,907	2,670
Lannett Company, Inc.*	601	2,656
BioCryst Pharmaceuticals, Inc.*	1,073	2,650
Anacor Pharmaceuticals, Inc.*	407	2,523
RadNet, Inc.*	1,131	2,409
Albany Molecular Research, Inc.*	814	2,385
Bacterin International Holdings, Inc.*	827	2,365
Endocyte, Inc.*	619	2,327
Ampio Pharmaceuticals, Inc.*	540	2,306
CardioNet, Inc.*	895	2,121
Biolase Technology, Inc.*	808	2,077
Sucampo Pharmaceuticals, Inc. — Class A*	462	2,047
Biosante Pharmaceuticals, Inc.*	4,071	2,044
BioMimetic Therapeutics, Inc.*	709	2,021
Amicus Therapeutics, Inc.*	584	2,009

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Health Care - 6.3% (continued)
National Research Corp.	50	$1,940
Trius Therapeutics, Inc.*	271	1,938
Orexigen Therapeutics, Inc.*	1,187	1,911
Cornerstone Therapeutics, Inc.*	295	1,652
Pacira Pharmaceuticals, Inc.*	170	1,471
Acura Pharmaceuticals, Inc.*	399	1,393
Transcept Pharmaceuticals, Inc.*	176	1,378
Stereotaxis, Inc.*	1,629	1,342
BG Medicine, Inc.*	281	1,326
Pernix Therapeutics Holdings*	141	1,306
Epocrates, Inc.*	163	1,271
Zogenix, Inc.*	560	1,254
Sunesis Pharmaceuticals, Inc.*	1,052	1,231
DynaVox, Inc. — Class A*	335	1,219
PharmAthene, Inc.*	953	1,210
Alliance HealthCare Services, Inc.*	899	1,133
Complete Genomics, Inc.*	364	1,067
Neostem, Inc.*	1,230	624
Horizon Pharma, Inc.*	150	600
Alimera Sciences, Inc.*	416	520

Total Health Care		5,130,840

Energy - 3.3%
World Fuel Services Corp.	2,627	110,281
Complete Production Services, Inc.*	2,935	98,499
Energy XXI Bermuda Ltd.*	2,800	89,264
Rosetta Resources, Inc.*	1,967	85,564
Dril-Quip, Inc.*	1,275	83,920
Berry Petroleum Co. — Class A	1,909	80,216
Lufkin Industries, Inc.	1,135	76,397
Kodiak Oil & Gas Corp.*	7,778	73,891
Key Energy Services, Inc.*	4,641	71,796
Golar LNG Ltd.	1,483	65,919
Oasis Petroleum, Inc.*	2,215	64,434
Bristow Group, Inc.	1,336	63,313
Helix Energy Solutions Group, Inc.*	3,939	62,236
CVR Energy, Inc.*	3,251	60,891
Bill Barrett Corp.*	1,756	59,827
Northern Oil and Gas, Inc.*	2,346	56,257
McMoRan Exploration Co.*	3,650	53,107
Stone Energy Corp.*	1,823	48,091
Swift Energy Co.*	1,576	46,839
Gulfport Energy Corp.*	1,555	45,795
Cloud Peak Energy, Inc.*	2,263	43,721
SemGroup Corp. — Class A*	1,538	40,080
Carrizo Oil & Gas, Inc.*	1,450	38,207
Gulfmark Offshore, Inc. — Class A*	876	36,801
Newpark Resources, Inc.*	3,355	31,872
Parker Drilling Co.*	4,338	31,103
Petroleum Development Corp.*	873	30,651
ION Geophysical Corp.*	4,884	29,939
Patriot Coal Corp.*	3,380	28,629
W&T Offshore, Inc.	1,291	27,382
Apco Oil and Gas International, Inc.	335	27,376
Comstock Resources, Inc.*	1,769	27,066

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Energy - 3.3% (continued)
Cheniere Energy, Inc.*	3,077	$26,739
Tetra Technologies, Inc.*	2,859	26,703
Hornbeck Offshore Services, Inc.*	847	26,274
Contango Oil & Gas Co.*	449	26,123
Western Refining, Inc.*	1,961	26,062
Approach Resources, Inc.*	837	24,616
Targa Resources Corp.	603	24,536
Clean Energy Fuels Corp.*	1,840	22,926
Magnum Hunter Resources Corp.*	4,141	22,320
Pioneer Drilling Co.*	2,294	22,206
GeoResources, Inc.*	743	21,777
Exterran Holdings, Inc.*	2,368	21,549
Nordic American Tankers Ltd.	1,749	20,971
Rex Energy Corp.*	1,296	19,129
Crosstex Energy, Inc.	1,513	19,124
Hercules Offshore, Inc.*	4,284	19,021
Resolute Energy Corp.*	1,714	18,511
Basic Energy Services, Inc.*	892	17,572
Energy Partners Ltd.*	1,058	15,447
Ship Finance International Ltd.	1,653	15,439
Gulf Island Fabrication, Inc.	528	15,423
Clayton Williams Energy, Inc.*	196	14,872
Hyperdynamics Corp.*	5,785	14,173
Tesco Corp.*	1,117	14,119
Petroquest Energy, Inc.*	2,072	13,675
Goodrich Petroleum Corp.*	962	13,208
Endeavour International Corp.*	1,379	11,984
OYO Geospace Corp.*	154	11,909
PHI, Inc.*	472	11,729
Vaalco Energy, Inc.*	1,895	11,446
Dawson Geophysical Co.*	283	11,187
Knightsbridge Tankers Ltd.	814	11,127
Overseas Shipholding Group, Inc.	994	10,864
Rentech, Inc.*	8,290	10,860
BPZ Resources, Inc.*	3,790	10,764
Abraxas Petroleum Corp.*	3,060	10,098
Mitcham Industries, Inc.*	451	9,850
Triangle Petroleum Corp.*	1,595	9,522
Harvest Natural Resources, Inc.*	1,266	9,343
Matrix Service Co.*	982	9,270
FX Energy, Inc.*	1,929	9,259
James River Coal Co.*	1,318	9,121
Penn Virginia Corp.	1,696	8,972
ATP Oil & Gas Corp.*	1,193	8,780
Panhandle Oil and Gas, Inc. — Class A	265	8,695
Warren Resources, Inc.*	2,645	8,623
Uranium Energy Corp.*	2,708	8,286
C&J Energy Services, Inc.*	394	8,246
Frontline Ltd.	1,908	8,185
Cal Dive International, Inc.*	3,546	7,978
Amyris, Inc.*	655	7,559
Vantage Drilling Co.*	6,498	7,538
Green Plains Renewable Energy, Inc.*	764	7,457
Venoco, Inc.*	1,101	7,454
Houston American Energy Corp.*	609	7,424
Callon Petroleum Co.*	1,445	7,182

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Energy - 3.3% (continued)
Gastar Exploration Ltd.*	2,163	$6,878
Natural Gas Services Group, Inc.*	449	6,493
Delek US Holdings, Inc.	529	6,036
Teekay Tankers Ltd. — Class A	1,579	5,558
Willbros Group, Inc.*	1,450	5,321
USEC, Inc.*	4,317	4,921
Solazyme, Inc.*	407	4,843
Evolution Petroleum Corp.*	598	4,814
Global Geophysical Services, Inc.*	673	4,523
Scorpio Tankers, Inc.*	921	4,504
Voyager Oil & Gas, Inc.*	1,743	4,480
Westmoreland Coal Co.*	348	4,437
Uranerz Energy Corp.*	2,388	4,346
Alon USA Energy, Inc.	421	3,667
Union Drilling, Inc.*	558	3,482
RigNet, Inc.*	198	3,315
Ur-Energy, Inc.*	3,843	3,301
Miller Energy Resources, Inc.*	1,159	3,234
Syntroleum Corp.*	3,279	3,148
KiOR, Inc. — Class A*	290	2,952
GMX Resources, Inc.*	2,218	2,773
Isramco, Inc.*	30	2,687
Uranium Resources, Inc.*	3,473	2,521
Zion Oil & Gas, Inc.*	1,128	2,493
Crimson Exploration, Inc.*	815	2,331
CAMAC Energy, Inc.*	2,180	2,202
DHT Holdings, Inc.	2,393	1,771
Hallador Energy Co.	164	1,629
L&L Energy, Inc.*	600	1,554
Gevo, Inc.*	220	1,384
Geokinetics, Inc.*	399	858

Total Energy		2,705,047

Materials - 2.3%
Coeur d’Alene Mines Corp.*	3,328	80,338
Sensient Technologies Corp.	1,858	70,418
NewMarket Corp.	317	62,801
Olin Corp.	2,964	58,243
Hecla Mining Co.	10,385	54,314
Buckeye Technologies, Inc.	1,483	49,592
Balchem Corp.	1,058	42,891
HB Fuller Co.	1,836	42,430
Eagle Materials, Inc.	1,643	42,159
Chemtura Corp.*	3,584	40,643
PolyOne Corp.	3,473	40,113
Stillwater Mining Co.*	3,832	40,083
Schweitzer-Mauduit International, Inc.	603	40,075
Louisiana-Pacific Corp.*	4,910	39,624
Thompson Creek Metals Company, Inc.*	5,674	39,491
Innophos Holdings, Inc.	806	39,139
Minerals Technologies, Inc.	681	38,497
Worthington Industries, Inc.	2,138	35,020
Calgon Carbon Corp.*	2,100	32,991
Globe Specialty Metals, Inc.	2,343	31,373
Clearwater Paper Corp.*	852	30,340
Kaiser Aluminum Corp.	603	27,666

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Materials - 2.3% (continued)
Boise, Inc.	3,873	$27,576
Koppers Holdings, Inc.	762	26,182
Texas Industries, Inc.	848	26,101
RTI International Metals, Inc.*	1,117	25,926
OM Group, Inc.*	1,149	25,726
Graphic Packaging Holding Co.*	5,942	25,313
Georgia Gulf Corp.*	1,259	24,538
Innospec, Inc.*	874	24,533
Haynes International, Inc.	449	24,515
A. Schulman, Inc.	1,151	24,378
PH Glatfelter Co.	1,716	24,230
Deltic Timber Corp.	401	24,216
Kraton Performance Polymers, Inc.*	1,187	24,096
AMCOL International Corp.	895	24,031
Stepan Co.	293	23,487
KapStone Paper and Packaging Corp.*	1,450	22,823
Gold Resource Corp.	1,052	22,355
Jaguar Mining, Inc.*	3,132	19,982
Tredegar Corp.	889	19,745
LSB Industries, Inc.*	679	19,032
Flotek Industries, Inc.*	1,858	18,506
Quaker Chemical Corp.	474	18,434
Materion Corp.*	754	18,307
Century Aluminum Co.*	1,905	16,212
Golden Star Resources Ltd.*	9,618	15,870
Ferro Corp.*	3,216	15,726
Wausau Paper Corp.	1,833	15,141
Horsehead Holding Corp.*	1,619	14,587
Myers Industries, Inc.	1,182	14,586
US Gold Corp.*	3,920	13,171
Neenah Paper, Inc.	558	12,455
Hawkins, Inc.	315	11,611
Zep, Inc.	812	11,352
TPC Group, Inc.*	478	11,152
American Vanguard Corp.	829	11,059
Universal Stainless & Alloy*	264	9,863
Paramount Gold and Silver Corp.*	4,359	9,328
FutureFuel Corp.	693	8,607
Vista Gold Corp.*	2,639	8,102
Olympic Steel, Inc.	337	7,859
Zoltek Companies, Inc.*	1,029	7,841
General Moly, Inc.*	2,504	7,737
Omnova Solutions, Inc.*	1,670	7,699
Noranda Aluminum Holding Corp.	847	6,988
Midway Gold Corp.*	3,190	6,731
Golden Minerals Co.*	1,031	5,990
Zagg, Inc.*	823	5,819
AM Castle & Co.*	604	5,714
Spartech Corp.*	1,151	5,444
Landec Corp.*	979	5,404
SunCoke Energy, Inc.*	460	5,152
Senomyx, Inc.*	1,475	5,133
Headwaters, Inc.*	2,257	5,011
Metals USA Holdings Corp.*	431	4,849
KMG Chemicals, Inc.	263	4,542

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Materials - 2.3% (continued)
AEP Industries, Inc.*	158	$4,448
Revett Minerals, Inc.*	915	4,319
United States Lime & Minerals, Inc.*	70	4,208
Chase Corp.	241	3,350
US Energy Corp.*	895	2,604
Handy & Harman Ltd.*	198	1,960
Verso Paper Corp.*	551	529

Total Materials		1,830,426

Utilities - 1.8%
Piedmont Natural Gas Company, Inc.	2,655	90,217
Cleco Corp.	2,271	86,525
WGL Holdings, Inc.	1,898	83,930
IDACORP, Inc.	1,844	78,204
New Jersey Resources Corp.	1,538	75,670
Southwest Gas Corp.	1,704	72,403
Portland General Electric Co.	2,803	70,888
UIL Holdings Corp.	1,874	66,283
South Jersey Industries, Inc.	1,114	63,286
PNM Resources, Inc.	3,224	58,774
Avista Corp.	2,138	55,053
El Paso Electric Co.	1,567	54,281
Unisource Energy Corp.	1,369	50,543
Allete, Inc.	1,180	49,536
Black Hills Corp.	1,461	49,060
NorthWestern Corp.	1,343	48,066
Northwest Natural Gas Co.	992	47,547
MGE Energy, Inc.	863	40,363
Atlantic Power Corp.	2,772	39,640
Laclede Group, Inc.	837	33,873
CH Energy Group, Inc.	576	33,627
Empire District Electric Co.	1,548	32,647
Otter Tail Corp.	1,333	29,353
California Water Service Group	1,549	28,285
American States Water Co.	693	24,186
Central Vermont Public Service Corp.	501	17,585
Chesapeake Utilities Corp.	345	14,956
SJW Corp.	519	12,269
Ormat Technologies, Inc.	667	12,026
Unitil Corp.	409	11,607
Middlesex Water Co.	576	10,748
Dynegy, Inc.*	3,824	10,592
Connecticut Water Service, Inc.	307	8,329
York Water Co.	460	8,114
Consolidated Water Company Ltd.	543	4,659
Pennichuck Corp.	160	4,613
Artesian Resources Corp. — Class A	241	4,538
Cadiz, Inc.*	442	4,256
Genie Energy Ltd. — Class B	521	4,132

Total Utilities		1,490,664

Consumer Staples - 1.8%
Nu Skin Enterprises, Inc. — Class A	2,032	98,694
TreeHouse Foods, Inc.*	1,308	85,517
Ruddick Corp.	1,823	77,733

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Staples - 1.8% (continued)
Casey’s General Stores, Inc.	1,408	$72,526
United Natural Foods, Inc.*	1,788	71,538
Darling International, Inc.*	4,354	57,865
Hain Celestial Group, Inc.*	1,319	48,355
Lancaster Colony Corp.	693	48,053
Pricesmart, Inc.	662	46,069
B&G Foods, Inc.	1,775	42,724
Sanderson Farms, Inc.	826	41,407
Fresh Market, Inc.*	1,037	41,376
Universal Corp.	865	39,755
Snyders-Lance, Inc.	1,759	39,577
Fresh Del Monte Produce, Inc.	1,351	33,789
Boston Beer Company, Inc. — Class A*	306	33,219
Elizabeth Arden, Inc.*	895	33,151
Vector Group Ltd.	1,780	31,613
Andersons, Inc.	696	30,387
J&J Snack Foods Corp.	529	28,185
Rite Aid Corp.*	21,915	27,613
WD-40 Co.	594	24,004
Heckmann Corp.*	3,439	22,869
Prestige Brands Holdings, Inc.*	1,870	21,075
Tootsie Roll Industries, Inc.	874	20,688
Winn-Dixie Stores, Inc.*	2,059	19,313
Cal-Maine Foods, Inc.	525	19,199
Diamond Foods, Inc.	583	18,813
Spectrum Brands Holdings, Inc.*	604	16,550
Weis Markets, Inc.	407	16,256
Spartan Stores, Inc.	835	15,448
Central Garden and Pet Co. — Class A*	1,761	14,652
Chiquita Brands International, Inc.*	1,693	14,120
Nash Finch Co.	449	13,147
Central European Distribution Corp.*	2,707	11,843
Smart Balance, Inc.*	2,205	11,819
Dole Food Company, Inc.*	1,319	11,409
Calavo Growers, Inc.	435	11,171
Pilgrim’s Pride Corp.*	1,886	10,863
Pantry, Inc.*	855	10,234
Coca-Cola Bottling Company Consolidated	160	9,368
Inter Parfums, Inc.	601	9,352
Alliance One International, Inc.*	3,235	8,799
Seneca Foods Corp. — Class A*	335	8,650
USANA Health Sciences, Inc.*	255	7,744
Medifast, Inc.*	499	6,846
Ingles Markets, Inc. — Class A	452	6,807
Chefs’ Warehouse, Inc.*	378	6,751
National Beverage Corp.*	413	6,637
Susser Holdings Corp.*	292	6,605
Village Super Market, Inc. — Class A	229	6,515
Nature’s Sunshine Products, Inc.*	413	6,410
Star Scientific, Inc.*	2,875	6,267
Revlon, Inc. — Class A*	407	6,052
Omega Protein Corp.*	717	5,112
Limoneira Co.	289	4,887

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 50.1% (continued)
Consumer Staples - 1.8% (continued)
Schiff Nutrition International, Inc.*	451	$4,826
Nutraceutical International Corp.*	335	3,792
Oil-Dri Corporation of America	168	3,400
Synutra International, Inc.*	631	3,193
Female Health Co.	686	3,094
Arden Group, Inc. — Class A	30	2,700
Alico, Inc.	135	2,615
Craft Brewers Alliance, Inc.*	389	2,342
MGP Ingredients, Inc.	437	2,202
Farmer Brothers Co.	255	1,948
Griffin Land & Nurseries, Inc.	70	1,852
Primo Water Corp.*	543	1,651
Imperial Sugar Co.	449	1,603
Lifeway Foods, Inc.*	160	1,542
Harbinger Group, Inc.*	317	1,271

Total Consumer Staples		1,483,452

Telecommunication Services - 0.4%
AboveNet, Inc.*	861	55,974
Cogent Communications Group, Inc.*	1,704	28,781
Cincinnati Bell, Inc.*	7,395	22,407
Leap Wireless International, Inc.*	2,266	21,051
Consolidated Communications Holdings, Inc.	968	18,440
Premiere Global Services, Inc.*	1,931	16,356
General Communication, Inc. — Class A*	1,538	15,057
Pendrell Corp.*	5,624	14,397
Atlantic Tele-Network, Inc.	333	13,004
Vonage Holdings Corp.*	5,156	12,632
Iridium Communications, Inc.*	1,613	12,436
Neutral Tandem, Inc.*	1,161	12,411
NTELOS Holdings Corp.	562	11,454
USA Mobility, Inc.	824	11,429
Shenandoah Telecommunications Co.	871	9,128
Lumos Networks Corp.	562	8,621
Cbeyond, Inc.*	1,029	8,242
8x8, Inc.*	2,306	7,310
SureWest Communications	521	6,268
HickoryTech Corp.	493	5,462
Alaska Communications Systems Group, Inc.	1,682	5,063
inContact, Inc.*	1,139	5,046
IDT Corp. — Class B	521	4,887
Fairpoint Communications, Inc.*	804	3,481
Towerstream Corp.*	1,577	3,312
Globalstar, Inc.*	3,801	2,053
Boingo Wireless, Inc.*	198	1,703

Total Telecommunication Services		336,405

Total Common Stocks (Cost $40,575,721)		40,713,806

WARRANTS†† - 0.0%
Magnum Hunter Resources Corp. $10.50, 12/31/11*	17	—

Total Warrants (Cost $–)		—

	Face Amount	Value
REPURCHASE AGREEMENTS††,[2] - 47.8%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	$26,284,869	$26,284,869
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	7,181,380	7,181,380
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	3,819,169	3,819,169
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	1,588,093	1,588,093

Total Repurchase Agreements (Cost $38,873,511)		38,873,511

Total Investments - 97.9% (Cost $79,449,232)		$79,587,317

Cash & Other Assets, Less Liabilities - 2.1%		1,704,271

Total Net Assets - 100.0%		$81,291,588

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $23,859,360)	324	$83,532

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2012 Russell 2000 Index Swap, Terminating 01/27/12[3] (Notional Value $2,096,193)	2,829	$(1,274)
Credit Suisse Capital, LLC January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $613,732)	828	(3,349)
Morgan Stanley Capital Services, Inc. January 2012 Russell 2000 Index Swap, Terminating 01/30/12[3] (Notional Value $1,079,852)	1,457	(14,125)

Russell 2000® Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc January 2012 Russell 2000 Index Swap, Terminating 01/31/12[3] (Notional Value $13,069,076)	17,639	$(70,880)

(Total Notional Value $16,858,853)		$(89,628)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is segregated as collateral for short positions.
2	Repurchase Agreements — See Note 3.
3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 40.5%
Information Technology - 7.7%
Apple, Inc.*	8,521	$3,451,005
International Business Machines Corp.	10,808	1,987,375
Microsoft Corp.	68,656	1,782,310
Google, Inc. — Class A*	2,321	1,499,134
Intel Corp.	46,691	1,132,257
Oracle Corp.	36,083	925,529
Cisco Systems, Inc.	49,301	891,362
QUALCOMM, Inc.	15,418	843,365
Visa, Inc. — Class A	4,658	472,927
Hewlett-Packard Co.	18,216	469,244
EMC Corp.*	18,710	403,013
Mastercard, Inc. — Class A	980	365,364
eBay, Inc.*	10,540	319,678
Accenture plc — Class A	5,875	312,726
Texas Instruments, Inc.	10,480	305,073
Automatic Data Processing, Inc.	4,484	242,181
Dell, Inc.*	14,000	204,820
Corning, Inc.	14,415	187,107
Yahoo!, Inc.*	11,375	183,479
Cognizant Technology Solutions Corp. — Class A*	2,775	178,460
Intuit, Inc.	2,724	143,255
Broadcom Corp. — Class A*	4,450	130,652
Applied Materials, Inc.	11,975	128,252
Adobe Systems, Inc.*	4,496	127,102
Salesforce.com, Inc.*	1,240	125,810
Motorola Solutions, Inc.	2,622	121,372
TE Connectivity Ltd.	3,893	119,943
NetApp, Inc.*	3,289	119,292
Altera Corp.	2,946	109,297
SanDisk Corp.*	2,204	108,459
Symantec Corp.*	6,759	105,778
Western Union Co.	5,679	103,699
Citrix Systems, Inc.*	1,706	103,588
Xerox Corp.	12,721	101,259
Juniper Networks, Inc.*	4,822	98,417
Analog Devices, Inc.	2,728	97,608
Motorola Mobility Holdings, Inc.*	2,420	93,896
Paychex, Inc.	2,960	89,126
NVIDIA Corp.*	5,600	77,616
Xilinx, Inc.	2,406	77,136
F5 Networks, Inc.*	725	76,937
Fiserv, Inc.*	1,282	75,305
Teradata Corp.*	1,533	74,366
KLA-Tencor Corp.	1,527	73,678
Red Hat, Inc.*	1,770	73,083
Amphenol Corp. — Class A	1,519	68,947
CA, Inc.	3,387	68,468
Western Digital Corp.*	2,140	66,233
Microchip Technology, Inc.	1,752	64,176
Autodesk, Inc.*	2,081	63,117
Linear Technology Corp.	2,089	62,733
Electronic Arts, Inc.*	3,037	62,562
Fidelity National Information Services, Inc.	2,226	59,189
Micron Technology, Inc.*	9,052	56,937
Akamai Technologies, Inc.*	1,646	53,133

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Information Technology - 7.7% (continued)
VeriSign, Inc.	1,461	$52,187
BMC Software, Inc.*	1,557	51,038
Harris Corp.	1,061	38,238
FLIR Systems, Inc.	1,425	35,725
Computer Sciences Corp.	1,413	33,488
Jabil Circuit, Inc.	1,673	32,891
SAIC, Inc.*	2,532	31,118
LSI Corp.*	5,163	30,720
Molex, Inc.	1,256	29,968
Total System Services, Inc.	1,487	29,086
Advanced Micro Devices, Inc.*	5,368	28,987
Novellus Systems, Inc.*	610	25,187
Teradyne, Inc.*	1,685	22,967
JDS Uniphase Corp.*	2,098	21,903
Lexmark International, Inc. — Class A	655	21,661

Total Information Technology		19,821,994

Financials - 5.4%
Wells Fargo & Co.	48,356	1,332,691
Berkshire Hathaway, Inc. — Class B*	16,118	1,229,803
JPMorgan Chase & Co.	34,841	1,158,463
Citigroup, Inc.	26,808	705,318
Bank of America Corp.	92,953	516,819
U.S. Bancorp	17,504	473,483
American Express Co.	9,269	437,219
Goldman Sachs Group, Inc.	4,514	408,201
Simon Property Group, Inc.	2,690	346,849
MetLife, Inc.	9,700	302,446
PNC Financial Services Group, Inc.	4,827	278,373
Travelers Companies, Inc.	3,783	223,840
Bank of New York Mellon Corp.	11,119	221,379
Prudential Financial, Inc.	4,330	217,020
ACE Ltd.	3,082	216,110
Morgan Stanley	13,608	205,889
Aflac, Inc.	4,278	185,066
State Street Corp.	4,510	181,798
Capital One Financial Corp.	4,215	178,252
Chubb Corp.	2,550	176,511
Public Storage	1,294	173,991
BlackRock, Inc. — Class A	913	162,733
BB&T Corp.	6,391	160,861
Marsh & McLennan Companies, Inc.	4,932	155,950
Equity Residential	2,720	155,122
HCP, Inc.	3,738	154,865
CME Group, Inc. — Class A	610	148,639
Ventas, Inc.	2,630	144,992
Aon Corp.	2,967	138,856
Boston Properties, Inc.	1,349	134,360
T. Rowe Price Group, Inc.	2,312	131,668
Vornado Realty Trust	1,685	129,509
Franklin Resources, Inc.	1,335	128,240
Allstate Corp.	4,635	127,045
Discover Financial Services	5,038	120,912
ProLogis, Inc.	4,205	120,221
AvalonBay Communities, Inc.	870	113,622
Charles Schwab Corp.	9,900	111,474

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Financials - 5.4% (continued)
Progressive Corp.	5,658	$110,388
Fifth Third Bancorp	8,430	107,230
Loews Corp.	2,803	105,533
Ameriprise Financial, Inc.	2,076	103,053
Host Hotels & Resorts, Inc.	6,475	95,636
Health Care REIT, Inc.	1,732	94,446
American International Group, Inc.*	4,004	92,893
Weyerhaeuser Co.	4,918	91,819
M&T Bank Corp.	1,155	88,173
Northern Trust Corp.	2,213	87,768
SunTrust Banks, Inc.	4,923	87,137
Invesco Ltd.	4,128	82,932
IntercontinentalExchange, Inc.*	660	79,563
Principal Financial Group, Inc.	2,792	68,683
KeyCorp	8,738	67,195
Hartford Financial Services Group, Inc.	4,080	66,300
NYSE Euronext	2,398	62,588
SLM Corp.	4,664	62,498
Kimco Realty Corp.	3,730	60,575
Moody’s Corp.	1,792	60,355
XL Group plc — Class A	2,943	58,183
Unum Group	2,672	56,299
Plum Creek Timber Company, Inc.	1,478	54,036
Lincoln National Corp.	2,762	53,638
Regions Financial Corp.	11,548	49,656
Comerica, Inc.	1,820	46,956
CBRE Group, Inc. — Class A*	2,970	45,203
Cincinnati Financial Corp.	1,484	45,203
Huntington Bancshares, Inc.	7,920	43,481
People’s United Financial, Inc.	3,307	42,495
Leucadia National Corp.	1,815	41,273
Torchmark Corp.	932	40,439
Assurant, Inc.	848	34,819
Hudson City Bancorp, Inc.	4,835	30,219
Genworth Financial, Inc. — Class A*	4,499	29,468
NASDAQ OMX Group, Inc.*	1,165	28,554
Legg Mason, Inc.	1,145	27,537
Zions Bancorporation	1,688	27,481
Apartment Investment & Management Co. — Class A	1,110	25,430
First Horizon National Corp.	2,421	19,368
E*Trade Financial Corp.*	2,329	18,539
Federated Investors, Inc. — Class B	840	12,726

Total Financials		14,014,358

Energy - 4.9%
Exxon Mobil Corp.	43,954	3,725,541
Chevron Corp.	18,265	1,943,396
ConocoPhillips	12,174	887,119
Schlumberger Ltd.	12,308	840,759
Occidental Petroleum Corp.	7,448	697,878
Anadarko Petroleum Corp.	4,560	348,065
Apache Corp.	3,520	318,842
Halliburton Co.	8,436	291,126
National Oilwell Varco, Inc.	3,891	264,549
EOG Resources, Inc.	2,460	242,335

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Energy - 4.9% (continued)
Devon Energy Corp.	3,707	$229,834
Baker Hughes, Inc.	4,001	194,609
Marathon Oil Corp.	6,453	188,879
El Paso Corp.	7,068	187,797
Spectra Energy Corp.	5,965	183,424
Williams Companies, Inc.	5,408	178,572
Hess Corp.	2,731	155,121
Noble Energy, Inc.	1,602	151,213
Chesapeake Energy Corp.	6,038	134,587
FMC Technologies, Inc.*	2,188	114,279
Cameron International Corp.*	2,248	110,579
Marathon Petroleum Corp.	3,270	108,858
Valero Energy Corp.	5,131	108,008
Southwestern Energy Co.*	3,184	101,697
Pioneer Natural Resources Co.	1,113	99,591
Murphy Oil Corp.	1,770	98,660
Range Resources Corp.	1,429	88,512
Peabody Energy Corp.	2,473	81,881
Consol Energy, Inc.	2,074	76,116
Equities Corp.	1,370	75,062
Cabot Oil & Gas Corp.	949	72,029
Noble Corp.*	2,314	69,929
Helmerich & Payne, Inc.	973	56,784
Denbury Resources, Inc.*	3,640	54,964
QEP Resources, Inc.	1,622	47,525
Newfield Exploration Co.*	1,218	45,955
Nabors Industries Ltd.*	2,630	45,604
Alpha Natural Resources, Inc.*	2,011	41,085
Sunoco, Inc.	974	39,953
Diamond Offshore Drilling, Inc.	632	34,924
Rowan Companies, Inc.*	1,140	34,576
Tesoro Corp.*	1,297	30,298

Total Energy		12,800,515

Health Care - 4.9%
Johnson & Johnson	25,038	1,641,992
Pfizer, Inc.	70,491	1,525,425
Merck & Company, Inc.	27,946	1,053,564
Abbott Laboratories	14,280	802,964
Bristol-Myers Squibb Co.	15,543	547,735
UnitedHealth Group, Inc.	9,774	495,346
Amgen, Inc.	7,271	466,871
Eli Lilly & Co.	9,340	388,170
Medtronic, Inc.	9,675	370,069
Gilead Sciences, Inc.*	6,889	281,967
Celgene Corp.*	4,070	275,132
Baxter International, Inc.	5,166	255,614
Allergan, Inc.	2,801	245,760
Biogen Idec, Inc.*	2,230	245,411
WellPoint, Inc.	3,187	211,139
Express Scripts, Inc.*	4,458	199,228
Covidien plc	4,419	198,899
Medco Health Solutions, Inc.*	3,548	198,333
McKesson Corp.	2,253	175,531
Intuitive Surgical, Inc.*	349	161,590
Thermo Fisher Scientific, Inc.*	3,468	155,956
Stryker Corp.	2,984	148,335
Becton Dickinson and Co.	1,969	147,124
Aetna, Inc.	3,321	140,113
Humana, Inc.	1,499	131,327

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Health Care - 4.9% (continued)
Cardinal Health, Inc.	3,165	$128,531
Agilent Technologies, Inc.*	3,184	111,217
Cigna Corp.	2,620	110,040
St. Jude Medical, Inc.	2,920	100,156
Zimmer Holdings, Inc.*	1,644	87,822
AmerisourceBergen Corp. — Class A	2,361	87,806
Quest Diagnostics, Inc.	1,450	84,187
Mylan, Inc.*	3,910	83,909
Perrigo Co.	850	82,705
Cerner Corp.*	1,340	82,075
Laboratory Corporation of America Holdings*	908	78,061
Forest Laboratories, Inc.*	2,446	74,016
Edwards Lifesciences Corp.*	1,044	73,811
Boston Scientific Corp.*	13,590	72,571
Watson Pharmaceuticals, Inc.*	1,162	70,115
Varian Medical Systems, Inc.*	1,033	69,345
CR Bard, Inc.	784	67,032
DaVita, Inc.*	854	64,742
Life Technologies Corp.*	1,635	63,618
Waters Corp.*	817	60,499
CareFusion Corp.*	2,058	52,294
Hospira, Inc.*	1,511	45,889
DENTSPLY International, Inc.	1,295	45,312
Coventry Health Care, Inc.*	1,315	39,937
Patterson Companies, Inc.	806	23,793
PerkinElmer, Inc.	1,035	20,700
Tenet Healthcare Corp.*	3,987	20,453

Total Health Care		12,364,231

Consumer Staples - 4.7%
Procter & Gamble Co.	25,231	1,683,160
Coca-Cola Co.	20,829	1,457,405
Philip Morris International, Inc.	15,926	1,249,872
Wal-Mart Stores, Inc.	16,019	957,295
PepsiCo, Inc.	14,341	951,525
Kraft Foods, Inc. — Class A	16,206	605,456
Altria Group, Inc.	18,860	559,199
CVS Caremark Corp.	11,940	486,913
Colgate-Palmolive Co.	4,430	409,288
Costco Wholesale Corp.	3,969	330,697
Walgreen Co.	8,151	269,472
Kimberly-Clark Corp.	3,611	265,625
General Mills, Inc.	5,900	238,419
Archer-Daniels-Midland Co.	6,127	175,232
Sysco Corp.	5,405	158,529
HJ Heinz Co.	2,933	158,499
Lorillard, Inc.	1,236	140,904
Kroger Co.	5,471	132,508
Mead Johnson Nutrition Co. — Class A	1,870	128,525
Reynolds American, Inc.	3,095	128,195
Estee Lauder Companies, Inc. — Class A	1,025	115,128
Kellogg Co.	2,271	114,844
Sara Lee Corp.	5,418	102,509
Whole Foods Market, Inc.	1,460	101,587
ConAgra Foods, Inc.	3,798	100,267

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Consumer Staples - 4.7% (continued)
Hershey Co.	1,400	$86,492
JM Smucker Co.	1,031	80,593
Clorox Co.	1,205	80,205
Dr Pepper Snapple Group, Inc.	1,965	77,578
Brown-Forman Corp. — Class B	921	74,150
Coca-Cola Enterprises, Inc.	2,860	73,731
Beam, Inc.	1,418	72,644
Avon Products, Inc.	3,950	69,007
Safeway, Inc.	3,119	65,624
Molson Coors Brewing Co. — Class B	1,448	63,046
McCormick & Company, Inc.	1,210	61,008
Tyson Foods, Inc. — Class A	2,680	55,315
Campbell Soup Co.	1,645	54,680
Hormel Foods Corp.	1,260	36,905
Constellation Brands, Inc. — Class A*	1,590	32,865
Dean Foods Co.*	1,680	18,816
SUPERVALU, Inc.	1,945	15,793

Total Consumer Staples		12,039,505

Industrials - 4.3%
General Electric Co.	96,813	1,733,921
United Parcel Service, Inc. — Class B	8,849	647,658
United Technologies Corp.	8,309	607,305
Caterpillar, Inc.	5,925	536,805
3M Co.	6,428	525,360
Boeing Co.	6,815	499,880
Union Pacific Corp.	4,425	468,784
Honeywell International, Inc.	7,090	385,341
Emerson Electric Co.	6,747	314,343
Deere & Co.	3,795	293,543
Danaher Corp.	5,221	245,596
FedEx Corp.	2,900	242,179
Norfolk Southern Corp.	3,077	224,190
Precision Castparts Corp.	1,318	217,193
General Dynamics Corp.	3,268	217,028
Illinois Tool Works, Inc.	4,426	206,738
CSX Corp.	9,626	202,724
Tyco International Ltd.	4,231	197,630
Lockheed Martin Corp.	2,431	196,668
Cummins, Inc.	1,769	155,707
Raytheon Co.	3,172	153,461
Goodrich Corp.	1,150	142,255
Northrop Grumman Corp.	2,396	140,118
Waste Management, Inc.	4,220	138,036
Eaton Corp.	3,060	133,202
PACCAR, Inc.	3,286	123,126
Fastenal Co.	2,704	117,921
Parker Hannifin Corp.	1,383	105,454
CH Robinson Worldwide, Inc.	1,503	104,879
Stanley Black & Decker, Inc.	1,550	104,780
WW Grainger, Inc.	550	102,955
Dover Corp.	1,699	98,627
Rockwell Automation, Inc.	1,295	95,014
Ingersoll-Rand plc	2,862	87,205
Expeditors International of Washington, Inc.	1,948	79,790

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Industrials - 4.3% (continued)
Republic Services, Inc. — Class A	2,884	$79,454
Cooper Industries plc	1,453	78,680
Fluor Corp.	1,552	77,988
Rockwell Collins, Inc.	1,385	76,687
Roper Industries, Inc.	880	76,446
Joy Global, Inc.	960	71,971
Southwest Airlines Co.	7,143	61,144
L-3 Communications Holdings, Inc.	915	61,012
Stericycle, Inc.*	778	60,622
Pall Corp.	1,055	60,293
Iron Mountain, Inc.	1,699	52,329
Flowserve Corp.	503	49,958
Jacobs Engineering Group, Inc.*	1,170	47,479
Textron, Inc.	2,547	47,094
Xylem, Inc.	1,685	43,288
Equifax, Inc.	1,106	42,846
Quanta Services, Inc.*	1,918	41,314
Robert Half International, Inc.	1,304	37,112
Cintas Corp.	1,013	35,263
Masco Corp.	3,270	34,270
Pitney Bowes, Inc.	1,829	33,910
Dun & Bradstreet Corp.	436	32,626
Avery Dennison Corp.	960	27,533
Snap-on, Inc.	530	26,829
Ryder System, Inc.	470	24,976
RR Donnelley & Sons Co.	1,718	24,791
First Solar, Inc.*	529	17,859

Total Industrials		11,169,190

Consumer Discretionary - 4.3%
McDonald’s Corp.	9,387	941,798
Walt Disney Co.	16,476	617,850
Home Depot, Inc.	14,134	594,193
Comcast Corp. — Class A	24,991	592,537
Amazon.com, Inc.*	3,330	576,423
Ford Motor Co.*	34,846	374,943
News Corp. — Class A	20,109	358,745
Time Warner, Inc.	9,176	331,621
NIKE, Inc. — Class B	3,395	327,176
Target Corp.	6,153	315,157
Starbucks Corp.	6,835	314,478
Lowe’s Companies, Inc.	11,490	291,616
DIRECTV — Class A*	6,469	276,614
Yum! Brands, Inc.	4,221	249,081
Viacom, Inc. — Class B	5,066	230,047
TJX Companies, Inc.	3,458	223,214
Priceline.com, Inc.*	454	212,340
Johnson Controls, Inc.	6,230	194,750
Time Warner Cable, Inc.	2,921	185,688
Coach, Inc.	2,670	162,977
CBS Corp. — Class B	6,001	162,867
Carnival Corp.	4,143	135,228
Bed Bath & Beyond, Inc.*	2,205	127,824
Macy’s, Inc.	3,853	123,990
McGraw-Hill Companies, Inc.	2,681	120,565
Kohl’s Corp.	2,319	114,443
Omnicom Group, Inc.	2,531	112,832
VF Corp.	803	101,973
Ross Stores, Inc.	2,118	100,669

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Consumer Discretionary - 4.3% (continued)
Discovery Communications, Inc. — Class A*	2,422	$99,229
Chipotle Mexican Grill, Inc. — Class A*	284	95,918
O’Reilly Automotive, Inc.*	1,178	94,181
Limited Brands, Inc.	2,253	90,909
Dollar Tree, Inc.*	1,090	90,590
Staples, Inc.	6,416	89,118
Genuine Parts Co.	1,429	87,455
Mattel, Inc.	3,108	86,278
Starwood Hotels & Resorts Worldwide, Inc.	1,759	84,379
AutoZone, Inc.*	259	84,167
Harley-Davidson, Inc.	2,129	82,754
Ralph Lauren Corp. — Class A	590	81,467
Wynn Resorts Ltd.	728	80,437
Tiffany & Co.	1,153	76,398
Nordstrom, Inc.	1,485	73,819
Marriott International, Inc. — Class A	2,459	71,729
BorgWarner, Inc.*	1,000	63,740
CarMax, Inc.*	2,080	63,398
Best Buy Company, Inc.	2,692	62,912
Family Dollar Stores, Inc.	1,075	61,984
The Gap, Inc.	3,183	59,045
Apollo Group, Inc. — Class A*	1,062	57,210
Darden Restaurants, Inc.	1,208	55,061
Wyndham Worldwide Corp.	1,396	52,811
International Game Technology	2,723	46,836
JC Penney Company, Inc.	1,303	45,800
H&R Block, Inc.	2,687	43,879
Newell Rubbermaid, Inc.	2,658	42,927
Interpublic Group of Companies, Inc.	4,227	41,129
Abercrombie & Fitch Co. — Class A	785	38,339
Scripps Networks Interactive, Inc. — Class A	892	37,839
Netflix, Inc.*	505	34,991
Hasbro, Inc.	1,064	33,931
Whirlpool Corp.	700	33,215
DR Horton, Inc.	2,547	32,118
Goodyear Tire & Rubber Co.*	2,239	31,727
GameStop Corp. — Class A*	1,263	30,476
Leggett & Platt, Inc.	1,271	29,284
Gannett Company, Inc.	2,189	29,267
Lennar Corp. — Class A	1,473	28,944
Cablevision Systems Corp. — Class A	2,019	28,710
Urban Outfitters, Inc.*	1,019	28,084
Expedia, Inc.	872	25,291
Harman International Industries, Inc.	640	24,346
Big Lots, Inc.*	601	22,694
TripAdvisor, Inc.*	872	21,971
DeVry, Inc.	548	21,076
PulteGroup, Inc.*	3,084	19,460
AutoNation, Inc.*	437	16,112
Washington Post Co. — Class B	38	14,319
Sears Holdings Corp.*	344	10,932

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Consumer Discretionary - 4.3% (continued)
Orchard Supply Hardware Stores Corp. — Class A*,†††,[3]	15	$110

Total Consumer Discretionary		11,130,435

Utilities - 1.6%
Southern Co.	7,900	365,691
Dominion Resources, Inc.	5,223	277,237
Duke Energy Corp.	12,218	268,796
Exelon Corp.	6,080	263,690
NextEra Energy, Inc.	3,875	235,910
American Electric Power Company, Inc.	4,420	182,590
FirstEnergy Corp.	3,834	169,846
Consolidated Edison, Inc.	2,690	166,861
PPL Corp.	5,298	155,867
PG&E Corp.	3,720	153,338
Public Service Enterprise Group, Inc.	4,643	153,265
Progress Energy, Inc.	2,700	151,254
Edison International	2,985	123,579
Xcel Energy, Inc.	4,440	122,722
Sempra Energy	2,198	120,890
Entergy Corp.	1,602	117,026
DTE Energy Co.	1,550	84,397
ONEOK, Inc.	941	81,575
CenterPoint Energy, Inc.	3,908	78,512
Wisconsin Energy Corp.	2,119	74,080
Constellation Energy Group, Inc.	1,850	73,389
Ameren Corp.	2,215	73,383
AES Corp.*	5,908	69,951
NiSource, Inc.	2,580	61,430
Northeast Utilities	1,622	58,506
CMS Energy Corp.	2,310	51,005
Pinnacle West Capital Corp.	990	47,698
SCANA Corp.	1,053	47,448
AGL Resources, Inc.	1,072	45,303
Pepco Holdings, Inc.	2,070	42,021
Integrys Energy Group, Inc.	710	38,468
NRG Energy, Inc.*	2,108	38,197
TECO Energy, Inc.	1,980	37,897

Total Utilities		4,031,822

Materials - 1.4%
EI du Pont de Nemours & Co.	8,468	387,665
Monsanto Co.	4,910	344,044
Freeport-McMoRan Copper & Gold, Inc.	8,695	319,889
Dow Chemical Co.	10,830	311,471
Praxair, Inc.	2,741	293,013
Newmont Mining Corp.	4,535	272,145
Air Products & Chemicals, Inc.	1,921	163,650
Ecolab, Inc.	2,754	159,209
Mosaic Co.	2,725	137,422
International Paper Co.	4,008	118,637
PPG Industries, Inc.	1,412	117,888
Nucor Corp.	2,902	114,832
CF Industries Holdings, Inc.	600	86,988
Alcoa, Inc.	9,758	84,407
Cliffs Natural Resources, Inc.	1,304	81,304
Sherwin-Williams Co.	787	70,255

	Shares	Value
COMMON STOCKS† - 40.5% (continued)
Materials - 1.4% (continued)
Sigma-Aldrich Corp.	1,101	$68,768
FMC Corp.	643	55,324
Ball Corp.	1,481	52,887
Eastman Chemical Co.	1,257	49,098
Airgas, Inc.	620	48,410
MeadWestvaco Corp.	1,556	46,602
Vulcan Materials Co.	1,173	46,158
Allegheny Technologies, Inc.	965	46,127
International Flavors & Fragrances, Inc.	740	38,791
United States Steel Corp.	1,318	34,874
Owens-Illinois, Inc.*	1,505	29,167
Bemis Company, Inc.	941	28,305
Sealed Air Corp.	1,500	25,815
Titanium Metals Corp.	755	11,310

Total Materials		3,644,455

Telecommunication Services - 1.3%
AT&T, Inc.	54,346	1,643,423
Verizon Communications, Inc.	25,956	1,041,355
American Tower Corp. — Class A	3,604	216,276
CenturyLink, Inc.	5,660	210,552
Sprint Nextel Corp.*	27,474	64,289
Windstream Corp.	5,348	62,786
Frontier Communications Corp.	9,126	46,999
MetroPCS Communications, Inc.*	2,690	23,349

Total Telecommunication Services		3,309,029

Total Common Stocks (Cost $77,540,094)		104,325,534

PREFERRED STOCKS - 0.0%
Orchard Supply Hardware — Class A *,†††,1,3	15	—

Total Preferred Stocks (Cost $687)		—

Total Investments - 40.5% (Cost $77,540,781)		$104,325,534

Cash & Other Assets, Less Liabilities - 59.5%		153,509,086

Total Net Assets - 100.0%		$257,834,620

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $68,394,475)	1,093	$999,042

Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2012 S&P 500 Index Swap, Terminating 01/27/12 [2] (Notional Value $9,876,788)	7,854	$(53,233)

S&P 500 Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Morgan Stanley Capital Services, Inc. January 2012 S&P 500 Index Swap, Terminating 01/30/12 [2] (Notional Value $14,620,574)	11,626	$(87,214)

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Barclays Bank plc January 2012 S&P 500 Index Swap, Terminating 01/31/12 [2] (Notional Value $24,128,654)	19,186	$(103,479)
Credit Suisse Capital, LLC January 2012 S&P 500 Index Swap, Terminating 01/31/12 [2] (Notional Value $38,594,351)	30,689	(139,086)

(Total Notional Value $87,220,367)		$(383,012)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 2 inputs — See Note 2.
1	Perpetual maturity.
2	Total Return based on S&P 500 Index +/- financing at a variable rate.
3	Illiquid security.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 100.4%
Consumer Discretionary - 23.3%
Apollo Group, Inc. — Class A*	8,532	$459,619
Netflix, Inc.*	6,405	443,802
O’Reilly Automotive, Inc.*	5,541	443,003
AutoZone, Inc.*	1,328	431,560
Priceline.com, Inc.*	911	426,084
Dollar Tree, Inc.*	5,086	422,697
Chipotle Mexican Grill, Inc. — Class A*	1,250	422,175
DeVry, Inc.	10,760	413,830
Ross Stores, Inc.	8,663	411,752
Coach, Inc.	6,397	390,473
Amazon.com, Inc.*	2,186	378,397
Discovery Communications, Inc. — Class A*	9,098	372,745
DIRECTV — Class A*	8,432	360,552
Family Dollar Stores, Inc.	5,815	335,293
Scripps Networks Interactive, Inc. — Class A	7,479	317,259
TJX Companies, Inc.	4,729	305,257
Bed Bath & Beyond, Inc.*	4,463	258,720
Wynn Resorts Ltd.	2,312	255,453
McDonald’s Corp.	2,450	245,809
Yum! Brands, Inc.	3,889	229,490
Ralph Lauren Corp. — Class A	1,625	224,380
Viacom, Inc. — Class B	4,590	208,432
NIKE, Inc. — Class B	2,120	204,304
Tiffany & Co.	2,646	175,324
VF Corp.	1,110	140,959
Starbucks Corp.	3,017	138,812

Total Consumer Discretionary		8,416,181

Health Care - 23.4%
Celgene Corp.*	6,911	467,184
Intuitive Surgical, Inc.*	961	444,953
Medco Health Solutions, Inc.*	7,714	431,213
Mylan, Inc.*	19,660	421,904
Biogen Idec, Inc.*	3,829	421,381
Express Scripts, Inc.*	8,640	386,122
Perrigo Co.	3,940	383,362
Gilead Sciences, Inc.*	8,969	367,101
UnitedHealth Group, Inc.	6,440	326,379
Laboratory Corporation of America Holdings*	3,762	323,419
Edwards Lifesciences Corp.*	4,500	318,150
Varian Medical Systems, Inc.*	4,630	310,812
Abbott Laboratories	5,410	304,204
CR Bard, Inc.	3,530	301,815
Amgen, Inc.	4,260	273,535
DaVita, Inc.*	3,340	253,205
Quest Diagnostics, Inc.	4,170	242,110
Zimmer Holdings, Inc.*	4,410	235,582
Stryker Corp.	4,730	235,128
Becton Dickinson and Co.	3,140	234,621
Baxter International, Inc.	4,600	227,608
Waters Corp.*	3,027	224,149
Life Technologies Corp.*	5,713	222,293
Allergan, Inc.	2,486	218,122
Cerner Corp.*	3,492	213,885
Watson Pharmaceuticals, Inc.*	3,370	203,346

	Shares	Value
COMMON STOCKS† - 100.4% (continued)
Health Care - 23.4% (continued)
St. Jude Medical, Inc.	5,711	$195,887
Johnson & Johnson	2,600	170,508

Total Health Care		8,357,978

Information Technology - 20.5%
Apple, Inc.*	1,240	502,200
Visa, Inc. — Class A	4,757	482,978
Google, Inc. — Class A*	694	448,255
F5 Networks, Inc.*	3,750	397,950
Cognizant Technology Solutions Corp. — Class A*	6,155	395,828
Altera Corp.	9,301	345,067
Salesforce.com, Inc.*	3,335	338,369
Red Hat, Inc.*	8,078	333,541
SanDisk Corp.*	6,603	324,934
Mastercard, Inc. — Class A	865	322,489
KLA-Tencor Corp.	6,590	317,967
Intuit, Inc.	5,448	286,510
Microchip Technology, Inc.	7,760	284,249
Broadcom Corp. — Class A*	9,493	278,714
QUALCOMM, Inc.	4,940	270,218
NetApp, Inc.*	6,873	249,284
Citrix Systems, Inc.*	3,716	225,636
Teradata Corp.*	4,575	221,933
Automatic Data Processing, Inc.	4,070	219,821
Amphenol Corp. — Class A	4,828	219,143
Fiserv, Inc.*	3,730	219,100
Oracle Corp.	7,762	199,095
International Business Machines Corp.	1,077	198,039
Xilinx, Inc.	6,036	193,514
Akamai Technologies, Inc.*	5,615	181,252

Total Information Technology		7,456,086

Industrials - 9.2%
Stericycle, Inc.*	5,159	401,989
First Solar, Inc.*	11,242	379,530
CH Robinson Worldwide, Inc.	3,910	272,840
WW Grainger, Inc.	1,455	272,361
Lockheed Martin Corp.	2,990	241,891
Dun & Bradstreet Corp.	3,090	231,225
Deere & Co.	2,932	226,790
Pall Corp.	3,620	206,883
United Parcel Service, Inc. — Class B	2,770	202,736
Union Pacific Corp.	1,910	202,345
Goodrich Corp.	1,334	165,016
Rockwell Automation, Inc.	2,207	161,928
Roper Industries, Inc.	1,850	160,710
Joy Global, Inc.	1,830	137,195

Total Industrials		3,263,439

Materials - 7.3%
Newmont Mining Corp.	7,675	460,577
Cliffs Natural Resources, Inc.	4,500	280,575
FMC Corp.	2,779	239,105
International Flavors & Fragrances, Inc.	4,495	235,628
Ecolab, Inc.	3,820	220,834
Sigma-Aldrich Corp.	3,434	214,488
CF Industries Holdings, Inc.	1,450	210,221

S&P 500 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 100.4% (continued)
Materials - 7.3% (continued)
PPG Industries, Inc.	2,410	$201,211
Sherwin-Williams Co.	2,080	185,682
Praxair, Inc.	1,680	179,592
Monsanto Co.	1,860	130,330

Total Materials		2,558,243

Consumer Staples - 6.4%
PepsiCo, Inc.	5,470	362,935
Philip Morris International, Inc.	4,010	314,705
Coca-Cola Co.	4,020	281,279
Hershey Co.	3,730	230,439
Colgate-Palmolive Co.	2,380	219,888
Kimberly-Clark Corp.	2,770	203,761
Mead Johnson Nutrition Co. — Class A	2,750	189,008
Estee Lauder Companies, Inc. — Class A	1,527	171,513
Kellogg Co.	3,290	166,375
Brown-Forman Corp. — Class B	1,970	158,605

Total Consumer Staples		2,298,508

Energy - 5.2%
Southwestern Energy Co.*	8,718	278,453

	Shares	Value
COMMON STOCKS† - 100.4% (continued)
Energy - 5.2% (continued)
Peabody Energy Corp.	7,313	$242,133
Diamond Offshore Drilling, Inc.	4,369	241,431
EOG Resources, Inc.	2,340	230,513
Helmerich & Payne, Inc.	3,530	206,011
Cameron International Corp.*	3,841	188,939
Pioneer Natural Resources Co.	1,988	177,886
Schlumberger Ltd.	2,070	141,402
Cabot Oil & Gas Corp.	1,730	131,307

Total Energy		1,838,075

Financials - 4.2%
IntercontinentalExchange, Inc.*	3,464	417,585
Aflac, Inc.	6,410	277,297
Franklin Resources, Inc.	2,520	242,071
BlackRock, Inc. — Class A	1,330	237,059
T. Rowe Price Group, Inc.	2,720	154,904
Ventas, Inc.	2,576	142,015

Total Financials		1,470,931

Telecommunication Services - 0.9%
American Tower Corp. — Class A	5,421	325,314
Total Common Stocks (Cost $28,683,877)		35,984,755

Total Investments - 100.4% (Cost $28,683,877)		$35,984,755

Liabilities, Less Cash & Other Assets - (0.4)%		(139,245)

Total Net Assets - 100.0%		$35,845,510

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

S&P 500 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 100.9%
Financials - 36.9%
American International Group, Inc.*	11,180	$259,376
Genworth Financial, Inc. — Class A*	31,039	203,305
Hartford Financial Services Group, Inc.	12,490	202,963
Lincoln National Corp.	8,718	169,304
Morgan Stanley	10,926	165,310
Hudson City Bancorp, Inc.	25,850	161,563
MetLife, Inc.	5,156	160,764
Citigroup, Inc.	5,708	150,178
Allstate Corp.	5,293	145,081
Prudential Financial, Inc.	2,732	136,928
Bank of America Corp.	23,950	133,162
Assurant, Inc.	3,015	123,796
XL Group plc — Class A	6,088	120,360
Unum Group	5,561	117,170
JPMorgan Chase & Co.	3,489	116,009
Goldman Sachs Group, Inc.	1,154	104,356
SunTrust Banks, Inc.	5,820	103,014
Principal Financial Group, Inc.	4,070	100,122
Capital One Financial Corp.	2,367	100,100
Bank of New York Mellon Corp.	4,890	97,360
E*Trade Financial Corp.*	11,890	94,644
KeyCorp	11,510	88,512
Legg Mason, Inc.	3,458	83,165
Loews Corp.	2,060	77,559
Regions Financial Corp.	16,137	69,389
Leucadia National Corp.	3,000	68,220
ACE Ltd.	950	66,614
Cincinnati Financial Corp.	2,106	64,149
Ameriprise Financial, Inc.	1,280	63,539
PNC Financial Services Group, Inc.	1,083	62,457
Comerica, Inc.	2,290	59,082
Fifth Third Bancorp	4,285	54,505
NASDAQ OMX Group, Inc.*	1,982	48,579
BB&T Corp.	1,866	46,967
Huntington Bancshares, Inc.	8,350	45,842
Weyerhaeuser Co.	2,452	45,779
Wells Fargo & Co.	1,640	45,198
CME Group, Inc. — Class A	180	43,861
Torchmark Corp.	952	41,307
First Horizon National Corp.	5,140	41,120
SLM Corp.	2,936	39,342
NYSE Euronext	1,489	38,863

Total Financials		4,158,914

Consumer Discretionary - 10.9%
Whirlpool Corp.	4,349	206,360
GameStop Corp. — Class A*	5,925	142,970
Best Buy Company, Inc.	5,850	136,715
Gannett Company, Inc.	8,255	110,369
Sears Holdings Corp.*	3,208	101,950
Washington Post Co. — Class B	266	100,231
Ford Motor Co.*	9,270	99,745
Staples, Inc.	6,460	89,729
JC Penney Company, Inc.	2,530	88,930
Johnson Controls, Inc.	1,760	55,018
Goodyear Tire & Rubber Co.*	3,232	45,797
AutoNation, Inc.*	1,145	42,216

	Shares	Value
COMMON STOCKS† - 100.9% (continued)
Consumer Discretionary - 10.9% (continued)
Orchard Supply Hardware Stores Corp. — Class A*,†††,[2]	266	$2,002

Total Consumer Discretionary		1,222,032

Energy - 10.5%
Marathon Oil Corp.	7,166	209,749
Valero Energy Corp.	9,273	195,197
Sunoco, Inc.	3,665	150,338
Tesoro Corp.*	6,386	149,177
Marathon Petroleum Corp.	4,243	141,250
Murphy Oil Corp.	1,660	92,528
Hess Corp.	1,555	88,324
ConocoPhillips	1,046	76,222
Alpha Natural Resources, Inc.*	2,260	46,172
Nabors Industries Ltd.*	2,140	37,108

Total Energy		1,186,065

Consumer Staples - 9.5%
Archer-Daniels-Midland Co.	6,490	185,614
Tyson Foods, Inc. — Class A	8,513	175,708
Dean Foods Co.*	14,513	162,546
Safeway, Inc.	7,538	158,600
Kroger Co.	5,210	126,186
Walgreen Co.	2,264	74,848
CVS Caremark Corp.	1,763	71,895
Molson Coors Brewing Co. — Class B	1,210	52,683
Sysco Corp.	1,652	48,453

Total Consumer Staples		1,056,533

Information Technology - 9.5%
Computer Sciences Corp.	10,710	253,827
Jabil Circuit, Inc.	6,592	129,599
Micron Technology, Inc.*	18,260	114,855
Xerox Corp.	12,616	100,423
SAIC, Inc.*	8,020	98,566
Hewlett-Packard Co.	3,440	88,614
Western Digital Corp.*	2,480	76,756
Lexmark International, Inc. — Class A	1,820	60,187
Harris Corp.	1,470	52,979
Corning, Inc.	3,300	42,834
Dell, Inc.*	2,474	36,195

Total Information Technology		1,054,835

Industrials - 6.8%
RR Donnelley & Sons Co.	8,929	128,846
L-3 Communications Holdings, Inc.	1,808	120,557
Northrop Grumman Corp.	1,917	112,106
Southwest Airlines Co.	12,260	104,946
Avery Dennison Corp.	3,560	102,101
Jacobs Engineering Group, Inc.*	1,535	62,290
Ingersoll-Rand plc	1,510	46,010
Ryder System, Inc.	843	44,797
Textron, Inc.	2,040	37,720

Total Industrials		759,373

Health Care - 6.9%
Tenet Healthcare Corp.*	36,420	186,835
Coventry Health Care, Inc.*	3,894	118,261
Cardinal Health, Inc.	2,910	118,175

S&P 500 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 100.9% (continued)
Health Care - 6.9% (continued)
AmerisourceBergen Corp. — Class A	3,110	$115,661
McKesson Corp.	1,393	108,529
Cigna Corp.	1,600	67,200
PerkinElmer, Inc.	1,980	39,600

Total Health Care		754,261

Materials - 4.4%
Alcoa, Inc.	12,368	106,983
United States Steel Corp.	3,540	93,668
Sealed Air Corp.	4,523	77,841
Owens-Illinois, Inc.*	3,410	66,086
International Paper Co.	1,984	58,726
Dow Chemical Co.	1,680	48,317
Bemis Company, Inc.	1,390	41,811

Total Materials		493,432

Utilities - 3.3%
NRG Energy, Inc.*	8,895	161,177
Pepco Holdings, Inc.	3,424	69,507

	Shares	Value
COMMON STOCKS† - 100.9% (continued)
Utilities - 3.3% (continued)
Edison International	1,442	$59,699
Integrys Energy Group, Inc.	852	46,161
DTE Energy Co.	739	40,239

Total Utilities		376,783

Telecommunication Services - 2.2%
Sprint Nextel Corp.*	41,495	97,098
MetroPCS Communications, Inc.*	7,320	63,538
Frontier Communications Corp.	8,080	41,612
CenturyLink, Inc.	1,040	38,688

Total Telecommunication Services		240,936

Total Common Stocks (Cost $9,883,057)		11,303,164
PREFERRED STOCKS - 0.0%
Orchard Supply Hardware - Class A *,†††,[1],2	266	—

Total Preferred Stocks (Cost $15,192)		—

Total Investments - 100.9% (Cost $9,898,249)		$11,303,164

Liabilities, Less Cash & Other Assets - (0.9)%		(105,835)

Total Net Assets - 100.0%		$11,197,329

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Perpetual maturity.
2	Illiquid security.

plc	Public Limited Company

S&P MidCap 400 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.7%
Health Care - 22.2%
AMERIGROUP Corp.*	86,800	$5,128,144
Mednax, Inc.*	68,904	4,961,777
Regeneron Pharmaceuticals, Inc.*	86,400	4,789,152
Catalyst Health Solutions, Inc.*	91,882	4,777,864
United Therapeutics Corp.*	99,500	4,701,375
Gen-Probe, Inc.*	68,234	4,033,994
Bio-Rad Laboratories, Inc. — Class A*	36,800	3,534,272
Endo Pharmaceuticals Holdings, Inc.*	93,616	3,232,560
IDEXX Laboratories, Inc.*	41,839	3,219,929
Henry Schein, Inc.*	47,300	3,047,539
HMS Holdings Corp.*	88,000	2,814,240
Thoratec Corp.*	82,333	2,763,095
Cooper Companies, Inc.	38,694	2,728,701
Techne Corp.	39,700	2,709,922
Mettler-Toledo International, Inc.*	18,228	2,692,458
Medicis Pharmaceutical Corp. — Class A	74,092	2,463,559
ResMed, Inc.*	85,208	2,164,283
Covance, Inc.*	41,900	1,915,668
Allscripts Healthcare Solutions, Inc.*	96,360	1,825,058

Total Health Care		63,503,590

Information Technology - 21.4%
Alliance Data Systems Corp.*	45,839	4,759,922
Equinix, Inc.*	45,680	4,631,952
Silicon Laboratories, Inc.*	94,144	4,087,732
Rackspace Hosting, Inc.*	89,535	3,850,900
Global Payments, Inc.	75,394	3,572,168
Informatica Corp.*	89,430	3,302,650
Factset Research Systems, Inc.	35,424	3,091,807
ANSYS, Inc.*	51,438	2,946,369
Rovi Corp.*	115,569	2,840,686
Lam Research Corp.*	72,800	2,695,056
Concur Technologies, Inc.*	52,615	2,672,316
VeriFone Systems, Inc.*	74,600	2,649,792
Solera Holdings, Inc.	56,355	2,510,052
Semtech Corp.*	98,945	2,455,815
Riverbed Technology, Inc.*	90,075	2,116,763
ADTRAN, Inc.	63,503	1,915,251
Zebra Technologies Corp. — Class A*	52,342	1,872,797
MICROS Systems, Inc.*	38,246	1,781,499
Jack Henry & Associates, Inc.	52,458	1,763,113
NeuStar, Inc. — Class A*	41,500	1,418,055
ACI Worldwide, Inc.*	48,579	1,391,303
Gartner, Inc.*	36,308	1,262,429
Trimble Navigation Ltd.*	26,800	1,163,120
Advent Software, Inc.*	44,648	1,087,625

Total Information Technology		61,839,172

Consumer Discretionary - 19.7%
ITT Educational Services, Inc.*	111,657	6,352,167
Strayer Education, Inc.	53,570	5,206,468
Advance Auto Parts, Inc.	59,558	4,147,024
Panera Bread Co. — Class A*	29,238	4,135,715
Under Armour, Inc. — Class A*	55,503	3,984,560
PVH Corp.	55,752	3,929,958

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer Discretionary - 19.7% (continued)
Tractor Supply Co.	53,181	$3,730,647
Fossil, Inc.*	46,875	3,720,000
Deckers Outdoor Corp.*	47,524	3,591,389
PetSmart, Inc.	62,833	3,222,705
Warnaco Group, Inc.*	59,417	2,973,227
LKQ Corp.*	94,875	2,853,840
Life Time Fitness, Inc.*	56,733	2,652,268
Tupperware Brands Corp.	47,132	2,637,978
Polaris Industries, Inc.	44,288	2,479,242
Gentex Corp.	39,666	1,173,717

Total Consumer Discretionary		56,790,905

Industrials - 13.4%
Triumph Group, Inc.	82,746	4,836,504
Clean Harbors, Inc.*	60,700	3,868,411
Alaska Air Group, Inc.*	49,200	3,694,428
Watsco, Inc.	53,500	3,512,810
Valmont Industries, Inc.	34,900	3,168,571
Copart, Inc.*	56,050	2,684,235
MSC Industrial Direct Co., Inc. — Class A	36,300	2,597,265
Wabtec Corp.	34,200	2,392,290
Woodward, Inc.	56,016	2,292,735
FTI Consulting, Inc.*	52,900	2,244,018
Donaldson Company, Inc.	30,400	2,069,632
J.B. Hunt Transport Services, Inc.	43,800	1,974,066
AMETEK, Inc.	41,100	1,730,310
Gardner Denver, Inc.	21,300	1,641,378

Total Industrials		38,706,653

Energy - 7.7%
CARBO Ceramics, Inc.	29,325	3,616,652
Bill Barrett Corp.*	101,229	3,448,872
Dresser-Rand Group, Inc.*	53,919	2,691,097
Cimarex Energy Co.	37,100	2,296,490
Dril-Quip, Inc.*	33,748	2,221,293
Oil States International, Inc.*	28,500	2,176,545
Northern Oil and Gas, Inc.*	90,049	2,159,375
Oceaneering International, Inc.	39,664	1,829,700
SM Energy Co.	18,400	1,345,040

Total Energy		21,785,064

Materials - 6.1%
NewMarket Corp.	22,387	4,435,089
Rock-Tenn Co. — Class A	64,600	3,727,420
Compass Minerals International, Inc.	42,517	2,927,295
Aptargroup, Inc.	46,800	2,441,556
Intrepid Potash, Inc.*	92,900	2,102,327
Albemarle Corp.	40,658	2,094,294

Total Materials		17,727,981

Consumer Staples - 5.2%
Hansen Natural Corp.*	41,758	3,847,582
Green Mountain Coffee Roasters, Inc.*	84,132	3,773,320
Lancaster Colony Corp.	42,100	2,919,214
Corn Products International, Inc.	53,900	2,834,601
Church & Dwight Company, Inc.	35,400	1,619,904

Total Consumer Staples		14,994,621

S&P MidCap 400 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financials - 4.0%
Signature Bank*	49,800	$2,987,502
MSCI, Inc. — Class A*	57,509	1,893,771
Federal Realty Investment Trust	20,700	1,878,525
Taubman Centers, Inc.	28,500	1,769,850
Home Properties, Inc.	23,800	1,370,166
Essex Property Trust, Inc.	9,500	1,334,845

Total Financials		11,234,659

Total Common Stocks (Cost $259,243,520)		286,582,645

	Shares	Value
WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	18	$—

Total Warrants (Cost $—)		—

Total Investments - 99.7% (Cost $259,243,520)		$286,582,645

Cash & Other Assets, Less Liabilities - 0.3%		967,141

Total Net Assets - 100.0%		$287,549,786

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

S&P MidCap 400 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.9%
Financials - 28.9%
First American Financial Corp.	22,308	$282,642
Protective Life Corp.	9,074	204,709
Astoria Financial Corp.	23,129	196,365
Reinsurance Group of America, Inc. — Class A	3,728	194,788
Hanover Insurance Group, Inc.	5,382	188,101
Old Republic International Corp.	19,962	185,048
Aspen Insurance Holdings Ltd.	6,760	179,140
Kemper Corp.	5,337	155,894
StanCorp Financial Group, Inc.	3,981	146,302
Jefferies Group, Inc.	10,050	138,188
Transatlantic Holdings, Inc.	2,481	135,785
Everest Re Group Ltd.	1,498	125,967
American Financial Group, Inc.	3,306	121,958
BancorpSouth, Inc.	10,778	118,774
Fidelity National Financial, Inc. — Class A	7,104	113,167
First Niagara Financial Group, Inc.	12,734	109,894
TCF Financial Corp.	9,230	95,254
Washington Federal, Inc.	6,514	91,131
Apollo Investment Corp.	13,748	88,537
HCC Insurance Holdings, Inc.	3,216	88,440
Janus Capital Group, Inc.	12,000	75,720
New York Community Bancorp, Inc.	5,550	68,654
Associated Banc-Corp.	5,970	66,685
International Bancshares Corp.	3,591	65,841
WR Berkley Corp.	1,493	51,344
Fulton Financial Corp.	4,680	45,911

Total Financials		3,334,239

Industrials - 21.3%
ITT Corp.	16,220	313,533
Exelis, Inc.	32,700	295,935
JetBlue Airways Corp.*	48,656	253,011
URS Corp.*	6,585	231,265
Oshkosh Corp.*	10,290	220,000
Huntington Ingalls Industries, Inc.*	6,090	190,495
General Cable Corp.*	7,530	188,325
AECOM Technology Corp.*	7,106	146,170
Manpower, Inc.	2,938	105,033
Con-way, Inc.	3,476	101,360
UTI Worldwide, Inc.	7,340	97,549
Brink’s Co.	3,046	81,876
KBR, Inc.	2,709	75,500
Terex Corp.*	5,020	67,820
Harsco Corp.	3,034	62,440
AGCO Corp.*	1,080	46,408

Total Industrials		2,476,720

Information Technology -14.3%
Ingram Micro, Inc. — Class A*	13,854	252,004
Avnet, Inc.*	7,083	220,210
Arrow Electronics, Inc.*	5,611	209,908
Tech Data Corp.*	4,215	208,263
MEMC Electronic Materials, Inc.*	49,220	193,927
Tellabs, Inc.	32,763	132,363
Vishay Intertechnology, Inc.*	11,210	100,778
Itron, Inc.*	2,770	99,083
International Rectifier Corp.*	3,550	68,941
CoreLogic, Inc.*	4,387	56,724

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Information Technology - 14.3% (continued)
Monster Worldwide, Inc.*	6,800	$53,924
Fairchild Semiconductor International, Inc. — Class A*	3,900	46,956

Total Information Technology		1,643,081

Consumer Discretionary - 13.7%
Collective Brands, Inc.*	15,441	221,887
RadioShack Corp.	14,916	144,834
Regis Corp.	7,457	123,413
American Greetings Corp. — Class A	9,761	122,110
Scholastic Corp.	3,858	115,624
Barnes & Noble, Inc.*	7,643	110,671
Office Depot, Inc.*	51,260	110,209
New York Times Co. — Class A*	13,280	102,654
Valassis Communications, Inc.*	5,290	101,727
Thor Industries, Inc.	3,530	96,828
Wendy’s Co.	13,205	70,779
Mohawk Industries, Inc.*	1,165	69,725
Saks, Inc.*	7,140	69,615
KB Home	9,779	65,715
Bob Evans Farms, Inc.	1,686	56,548

Total Consumer Discretionary		1,582,339

Health Care - 6.4%
Community Health Systems, Inc.*	13,637	237,966
Health Net, Inc.*	5,305	161,378
Owens & Minor, Inc.	4,795	133,253
LifePoint Hospitals, Inc.*	2,477	92,021
Health Management Associates, Inc. — Class A*	8,260	60,876
Omnicare, Inc.	1,700	58,565

Total Health Care		744,059

Materials - 5.4%
Commercial Metals Co.	7,246	100,212
Steel Dynamics, Inc.	6,660	87,579
Ashland, Inc.	1,365	78,023
Reliance Steel & Aluminum Co.	1,453	70,747
Worthington Industries, Inc.	3,936	64,472
Greif, Inc. — Class A	1,380	62,859
Louisiana-Pacific Corp.*	7,230	58,346
Cabot Corp.	1,405	45,157
Cytec Industries, Inc.	980	43,757

Total Materials		611,152

Consumer Staples - 3.4%
Smithfield Foods, Inc.*	7,160	173,845
Universal Corp.	3,272	150,381
Ruddick Corp.	1,568	66,860

Total Consumer Staples		391,086

Energy - 3.1%
World Fuel Services Corp.	3,160	132,657
HollyFrontier Corp.	3,925	91,845
Arch Coal, Inc.	3,620	52,526
Patriot Coal Corp.*	5,460	46,246
Quicksilver Resources, Inc.*	6,010	40,327

Total Energy		363,601

Utilities - 2.2%
Great Plains Energy, Inc.	3,036	66,124
UGI Corp.	2,247	66,062

S&P MidCap 400 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Utilities - 2.2% (continued)
N.V. Energy, Inc.	3,578	$58,500
Atmos Energy Corp.	1,726	57,562

Total Utilities		248,248

Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.	5,442	140,893
Total Common Stocks (Cost $10,612,842)		11,535,418

	Shares	Value
WARRANTS†† - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12*	176	$4

Total Warrants (Cost $—)		4

Total Investments - 99.9% (Cost $10,612,842)		$11,535,422

Cash & Other Assets, Less Liabilities - 0.1%		6,805

Total Net Assets - 100.0%		$11,542,227

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

S&P SmallCap 600 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 98.2%
Information Technology - 27.6%
Hittite Microwave Corp.*	7,950	$392,571
CACI International, Inc. — Class A*	6,910	386,407
RightNow Technologies, Inc.*	8,992	384,228
Veeco Instruments, Inc.*	17,563	365,310
Cirrus Logic, Inc.*	21,960	348,066
CommVault Systems, Inc.*	8,006	342,016
LogMeIn, Inc.*	8,630	332,687
Kulicke & Soffa Industries, Inc.*	35,109	324,758
Sourcefire, Inc.*	9,794	317,130
Power Integrations, Inc.	9,094	301,557
Exar Corp.*	45,990	298,935
MAXIMUS, Inc.	7,207	298,009
Wright Express Corp.*	5,385	292,298
MicroStrategy, Inc. — Class A*	2,670	289,214
Volterra Semiconductor Corp.*	11,143	285,372
Synaptics, Inc.*	9,405	283,561
InfoSpace, Inc.*	25,650	281,894
Ebix, Inc.	12,151	268,537
Rubicon Technology, Inc.*	27,906	262,037
DTS, Inc.*	9,540	259,870
Entropic Communications, Inc.*	50,001	255,505
Cognex Corp.	7,050	252,320
Cabot Microelectronics Corp.*	4,966	234,644
Littelfuse, Inc.	5,380	231,232
Cymer, Inc.*	4,640	230,886
Tyler Technologies, Inc.*	7,518	226,367
Opnet Technologies, Inc.	6,130	224,787
GT Advanced Technologies, Inc.*	28,838	208,787
Websense, Inc.*	10,103	189,229
MTS Systems Corp.	4,480	182,560
OSI Systems, Inc.*	3,680	179,510
JDA Software Group, Inc.*	5,299	171,635
Viasat, Inc.*	3,704	170,828
Stamps.com, Inc.*	6,487	169,505
comScore, Inc.*	7,943	168,392
Netscout Systems, Inc.*	9,366	164,842
Interactive Intelligence Group, Inc.*	7,178	164,520
Netgear, Inc.*	4,697	157,678
Manhattan Associates, Inc.*	3,790	153,419
j2 Global, Inc.	5,340	150,268
Ceva, Inc.*	4,940	149,484
Synchronoss Technologies, Inc.*	4,715	142,440
LivePerson, Inc.*	11,326	142,141
Forrester Research, Inc.*	4,122	139,901
Blackbaud, Inc.	4,812	133,292
FARO Technologies, Inc.*	2,837	130,502
Liquidity Services, Inc.*	2,956	109,076
Taleo Corp. — Class A*	2,742	106,088

Total Information Technology		11,254,295

Health Care - 21.5%
Healthspring, Inc.*	8,249	449,900
Hi-Tech Pharmacal Company, Inc.*	11,352	441,479
MWI Veterinary Supply, Inc.*	6,334	420,831
Magellan Health Services, Inc.*	8,500	420,495
SonoSite, Inc.*	7,500	403,950
IPC The Hospitalist Company, Inc.*	8,768	400,873
Corvel Corp.*	7,481	386,843
ICU Medical, Inc.*	8,210	369,450

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Health Care - 21.5% (continued)
Cubist Pharmaceuticals, Inc.*	9,004	$356,738
Haemonetics Corp.*	5,735	351,097
Air Methods Corp.*	4,048	341,854
Questcor Pharmaceuticals, Inc.*	8,140	338,461
Computer Programs & Systems, Inc.	6,425	328,382
Zoll Medical Corp.*	5,108	322,723
Quality Systems, Inc.	8,606	318,336
Chemed Corp.	5,990	306,748
Cyberonics, Inc.*	9,000	301,500
Medicines Co.*	16,040	298,986
NuVasive, Inc.*	23,514	296,041
Landauer, Inc.	5,460	281,190
Viropharma, Inc.*	9,670	264,861
Analogic Corp.	4,620	264,818
Neogen Corp.*	8,637	264,638
Ensign Group, Inc.	9,856	241,472
Arqule, Inc.*	36,856	207,868
Abaxis, Inc.*	5,835	161,454
Salix Pharmaceuticals Ltd.*	3,196	152,929

Total Health Care		8,693,917

Consumer Discretionary - 19.9%
Buffalo Wild Wings, Inc.*	6,813	459,946
Coinstar, Inc.*	9,510	434,036
American Public Education, Inc.*	9,270	401,206
Capella Education Co.*	10,698	385,663
Peet’s Coffee & Tea, Inc.*	5,840	366,051
BJ’s Restaurants, Inc.*	7,854	355,943
Biglari Holdings, Inc.*	953	350,933
Jos A. Bank Clothiers, Inc.*	7,110	346,684
Buckle, Inc.	8,016	327,614
Steven Madden Ltd.*	9,339	322,196
DineEquity, Inc.*	7,560	319,108
True Religion Apparel, Inc.*	8,812	304,719
Sturm Ruger & Company, Inc.	8,981	300,504
Hibbett Sports, Inc.*	6,560	296,381
Genesco, Inc.*	4,750	293,265
Carter’s, Inc.*	7,180	285,836
Monro Muffler Brake, Inc.	7,300	283,167
CEC Entertainment, Inc.	8,163	281,215
National Presto Industries, Inc.	2,969	277,898
iRobot Corp.*	8,342	249,009
Vitamin Shoppe, Inc.*	6,040	240,875
Rue21, Inc.*	11,006	237,730
Childrens Place Retail Stores, Inc.*	4,160	220,979
Papa John’s International, Inc.*	4,970	187,270
Arbitron, Inc.	5,358	184,369
Blue Nile, Inc.*	3,998	163,438
Wolverine World Wide, Inc.	3,930	140,065

Total Consumer Discretionary		8,016,100

Industrials - 9.3%
Allegiant Travel Co.*	8,316	443,575
American Science & Engineering, Inc.	6,320	430,455
Portfolio Recovery Associates, Inc.*	5,947	401,541
Cubic Corp.	7,760	338,258
Dolan Co.*	35,192	299,836
Exponent, Inc.*	5,660	260,190

S&P SmallCap 600 Pure Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Industrials - 9.3% (continued)
Franklin Electric Company, Inc.	5,040	$219,542
Toro Co.	3,500	212,310
Higher One Holdings, Inc.*	11,150	205,606
AZZ, Inc.	4,410	200,390
Teledyne Technologies, Inc.*	3,541	194,224
Lindsay Corp.	3,138	172,245
II-VI, Inc.*	8,800	161,568
Aerovironment, Inc.*	4,546	143,063
Forward Air Corp.	4,000	128,200

Total Industrials		3,811,003

Financials - 6.5%
World Acceptance Corp.*	6,044	444,234
Infinity Property & Casualty Corp.	5,921	335,958
Cash America International, Inc.	6,806	317,364
Financial Engines, Inc.*	11,580	258,581
Ezcorp, Inc. — Class A*	9,500	250,515
ProAssurance Corp.	2,870	229,083
RLI Corp.	2,510	182,879
Mid-America Apartment Communities, Inc.	2,720	170,136
First Cash Financial Services, Inc.*	4,639	162,783
PS Business Parks, Inc.	2,910	161,301
EastGroup Properties, Inc.	2,924	127,136

Total Financials		2,639,970

Consumer Staples - 5.3%
Boston Beer Company, Inc. — Class A*	3,494	379,309
TreeHouse Foods, Inc.*	5,458	356,844
Sanderson Farms, Inc.	7,080	354,920

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Consumer Staples - 5.3% (continued)
Casey’s General Stores, Inc.	6,872	$353,977
J&J Snack Foods Corp.	5,370	286,114
Medifast, Inc.*	16,587	227,574
WD-40 Co.	3,656	147,739

Total Consumer Staples		2,106,477

Energy - 4.0%
SEACOR Holdings, Inc.*	4,897	435,637
Contango Oil & Gas Co.*	6,273	364,963
GeoResources, Inc.*	10,300	301,893
Lufkin Industries, Inc.	2,860	192,507
Approach Resources, Inc.*	5,520	162,343
OYO Geospace Corp.*	1,920	148,474

Total Energy		1,605,817

Materials - 2.4%
Hawkins, Inc.	7,940	292,668
Balchem Corp.	6,446	261,321
Deltic Timber Corp.	3,830	231,294
Schweitzer-Mauduit International, Inc.	3,234	214,932

Total Materials		1,000,215

Utilities - 0.9%
South Jersey Industries, Inc.	3,280	186,337
American States Water Co.	4,580	159,842

Total Utilities		346,179

Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	8,098	316,227

Total Common Stocks (Cost $37,042,181)		39,790,200

Total Investments - 98.2% (Cost $37,042,181)		$39,790,200

Cash & Other Assets, Less Liabilities - 1.8%		718,827

Total Net Assets - 100.0%		$40,509,027

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

S&P SmallCap 600 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 96.2%
Consumer Discretionary - 32.6%
Career Education Corp.*	114,651	$913,768
VOXX International Corp.*	107,953	912,203
Tuesday Morning Corp.*	262,874	906,915
Boyd Gaming Corp.*	107,746	803,785
Lincoln Educational Services Corp.	99,858	788,878
Perry Ellis International, Inc.*	55,280	786,082
Marriott Vacations Worldwide Corp.*	41,834	717,871
OfficeMax, Inc.*	153,504	696,908
Brown Shoe Company, Inc.	73,050	650,145
Skechers U.S.A., Inc. — Class A*	52,223	632,943
MarineMax, Inc.*	95,261	621,102
Stein Mart, Inc.*	86,808	591,163
Big 5 Sporting Goods Corp.	54,666	570,713
Quiksilver, Inc.*	156,067	563,402
Stage Stores, Inc.	37,426	519,847
Ruby Tuesday, Inc.*	74,419	513,491
Sonic Automotive, Inc. — Class A	32,008	474,039
Fred’s, Inc. — Class A	32,367	471,911
Group 1 Automotive, Inc.	8,256	427,661
PEP Boys-Manny Moe & Jack	38,798	426,778
Callaway Golf Co.	76,095	420,805
Spartan Motors, Inc.	86,962	418,287
Coldwater Creek, Inc.*	303,023	357,567
Digital Generation, Inc.*	29,789	355,085
Lithia Motors, Inc. — Class A	13,896	303,767
Christopher & Banks Corp.	127,250	297,765
Zale Corp.*	77,725	296,132
M/I Homes, Inc.*	30,200	289,920
Superior Industries International, Inc.	17,501	289,467
Corinthian Colleges, Inc.*	127,905	277,554
Standard Pacific Corp.*	85,546	272,036
Winnebago Industries, Inc.*	36,310	267,968
Haverty Furniture Companies, Inc.	23,456	257,547
O’Charleys, Inc.*	44,187	242,587
EW Scripps Co. — Class A*	29,532	236,551
La-Z-Boy, Inc.*	17,554	208,893
School Specialty, Inc.*	74,672	186,680
Universal Electronics, Inc.*	10,837	182,820
Harte-Hanks, Inc.	18,410	167,347
Live Nation Entertainment, Inc.*	19,411	161,305
Ruth’s Hospitality Group, Inc.*	31,612	157,112
Red Robin Gourmet Burgers, Inc.*	5,123	141,907
Jack in the Box, Inc.*	6,527	136,414
Cabela’s, Inc.*	5,230	132,947
Jakks Pacific, Inc.[1]	9,230	130,235

Total Consumer Discretionary		19,178,303

Industrials - 14.2%
SkyWest, Inc.	69,906	880,117
Orion Marine Group, Inc.*	95,522	635,221
Kelly Services, Inc. — Class A	43,336	592,836
AAR Corp.	27,317	523,667
Universal Forest Products, Inc.	16,498	509,293
CDI Corp.	31,240	431,424
Griffon Corp.	44,595	407,152
Standard Register Co.	170,101	396,335
Lawson Products, Inc.	24,085	371,632

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Industrials - 14.2% (continued)
Briggs & Stratton Corp.	22,893	$354,613
ABM Industries, Inc.	15,184	313,094
Arkansas Best Corp.	16,070	309,669
Comfort Systems USA, Inc.	27,315	292,817
Lydall, Inc.*	30,766	291,969
United Stationers, Inc.	8,964	291,868
Aegion Corp.*	18,210	279,341
Viad Corp.	13,460	235,281
EnerSys*	8,750	227,238
G&K Services, Inc. — Class A	6,439	187,439
Apogee Enterprises, Inc.	14,484	177,574
EMCOR Group, Inc.	6,406	171,745
Geo Group, Inc.*	8,650	144,888
Powell Industries, Inc.*	4,624	144,639
Standex International Corp.	4,224	144,292
Insperity, Inc.	5,600	141,960

Total Industrials		8,456,104

Information Technology - 13.6%
SYNNEX Corp.*	20,595	627,324
Benchmark Electronics, Inc.*	41,668	561,268
NCI, Inc.*	47,119	548,936
Insight Enterprises, Inc.*	35,341	540,364
Black Box Corp.	19,119	536,097
Radisys Corp.*	87,739	443,959
Sigma Designs, Inc.*	63,794	382,764
United Online, Inc.	68,868	374,642
Intevac, Inc.*	47,003	347,822
Brightpoint, Inc.*	31,814	342,319
Scansource, Inc.*	8,708	313,488
Cohu, Inc.	27,183	308,527
Checkpoint Systems, Inc.*	26,400	288,816
CTS Corp.	30,911	284,381
Novatel Wireless, Inc.*	77,472	242,487
Pericom Semiconductor Corp.*	29,489	224,411
Avid Technology, Inc.*	25,571	218,121
Bel Fuse, Inc. — Class B	10,971	205,706
Plexus Corp.*	7,370	201,791
CIBER, Inc.*	52,221	201,573
TTM Technologies, Inc.*	18,122	198,617
Advanced Energy Industries, Inc.*	17,760	190,565
Anixter International, Inc.*	3,012	179,636
THQ, Inc.*	207,448	157,661
DSP Group, Inc.*	24,220	126,186

Total Information Technology		8,047,461

Financials - 11.9%
Stewart Information Services Corp.	57,334	662,208
Horace Mann Educators Corp.	46,226	633,758
Piper Jaffray Cos.*	22,862	461,812
Delphi Financial Group, Inc. — Class A	9,178	406,585
Investment Technology Group, Inc.*	36,399	393,473
Presidential Life Corp.	37,840	378,022
Selective Insurance Group, Inc.	20,995	372,241
Tower Group, Inc.	18,420	371,531
United Fire & Casualty Co.	16,632	335,634
Susquehanna Bancshares, Inc.	36,646	307,094

S&P SmallCap 600 Pure Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Financials - 11.9% (continued)
First Commonwealth Financial Corp.	57,060	$300,136
Meadowbrook Insurance Group, Inc.	25,360	270,845
First BanCorp.*	76,110	265,624
SWS Group, Inc.	36,589	251,366
Wintrust Financial Corp.	8,345	234,077
Cedar Realty Trust, Inc.	49,606	213,802
Parkway Properties, Inc.	20,620	203,313
Safety Insurance Group, Inc.	4,709	190,620
PrivateBancorp, Inc.	16,531	181,510
United Community Banks, Inc.*	25,145	175,764
Calamos Asset Management, Inc.	13,460	168,385
National Financial Partners Corp.*	10,520	142,230
Prospect Capital Corp.	15,004	139,387

Total Financials		7,059,417

Health Care - 11.0%
Gentiva Health Services, Inc.*	142,196	959,823
Amedisys, Inc.*	76,885	838,815
Healthways, Inc.*	120,012	823,282
Kindred Healthcare, Inc.*	68,861	810,494
Almost Family, Inc.*	36,613	607,044
Cross Country Healthcare, Inc.*	98,885	548,812
Molina Healthcare, Inc.*	21,311	475,875
PharMerica Corp.*	30,316	460,197
LHC Group, Inc.*	33,500	429,805
Invacare Corp.	16,465	251,750
Symmetry Medical, Inc.*	24,990	199,670
Natus Medical, Inc.*	17,910	168,891

Total Health Care		6,574,458

Materials - 5.7%
OM Group, Inc.*	25,070	561,317
A. Schulman, Inc.	21,173	448,444

	Shares	Value
COMMON STOCKS† - 96.2% (continued)
Materials - 5.7% (continued)
Wausau Paper Corp.	43,419	$358,641
Olympic Steel, Inc.	14,920	347,934
Materion Corp.*	13,980	339,434
PolyOne Corp.	25,990	300,185
Neenah Paper, Inc.	12,180	271,858
AM Castle & Co.*	26,214	247,984
Century Aluminum Co.*	28,140	239,471
AK Steel Holding Corp.	18,370	151,736

Total Materials		3,267,004

Consumer Staples - 5.2%
Seneca Foods Corp. — Class A*	29,251	755,261
Nash Finch Co.	23,275	681,492
Spartan Stores, Inc.	27,406	507,011
Central Garden and Pet Co. — Class A*	54,916	456,901
Andersons, Inc.	9,990	436,163
Alliance One International, Inc.*	54,445	148,090

Total Consumer Staples		2,984,918

Energy - 1.7%
Exterran Holdings, Inc.*	46,500	423,150
Matrix Service Co.*	36,582	345,334
Overseas Shipholding Group, Inc.	23,393	255,686

Total Energy		1,024,170

Utilities - 0.3%
Laclede Group, Inc.	3,780	152,977
Total Common Stocks (Cost $53,697,862)		56,744,812
Total Investments - 96.2% (Cost $53,697,862)		$56,744,812

Cash & Other Assets, Less Liabilities - 3.8%		2,229,950

Total Net Assets - 100.0%		$58,974,762

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	Security is segregated as collateral for short positions.

Strengthening Dollar 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 9.3%
Farmer Mac[1] 0.11% due 02/21/12	$10,000,000	$9,999,730

Total Federal Agency Discount Notes (Cost $9,998,442)		9,999,730

REPURCHASE AGREEMENTS††,2 - 83.3%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	60,473,631	60,473,631
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	16,522,209	16,522,209
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	8,786,767	8,786,767
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	3,653,726	3,653,726

Total Repurchase Agreements (Cost $89,436,333)		89,436,333

Total Investments - 92.6% (Cost $99,434,775)		$99,436,063

Cash & Other Assets, Less Liabilities - 7.4%		8,003,410

Total Net Assets - 100.0%		$107,439,473

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
March 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $158,850,950)	1,970	$1,642,549

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International February 2011 U.S. Dollar Index Swap, Terminating 02/28/11[3] (Notional Value $56,870,761)	707,540	$1,030,854

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 3.
3	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Semiconductors - 15.6%
Intel Corp.	19,594	$475,154
Texas Instruments, Inc.	8,336	242,661
Taiwan Semiconductor Manufacturing Company Ltd. ADR	14,908	192,462
ARM Holdings plc ADR	6,712	185,721
Broadcom Corp. — Class A*	5,792	170,053
Altera Corp.	4,046	150,107
Analog Devices, Inc.	3,860	138,111
NVIDIA Corp.*	9,044	125,350
Xilinx, Inc.	3,808	122,084
Marvell Technology Group Ltd.*	8,802	121,908
Maxim Integrated Products, Inc.	4,442	115,670
Microchip Technology, Inc.	3,099	113,516
Avago Technologies Ltd.	3,912	112,900
Linear Technology Corp.	3,690	110,811
Micron Technology, Inc.*	17,495	110,044
Advanced Micro Devices, Inc.*	15,800	85,320
Atmel Corp.*	10,110	81,891

Total Semiconductors		2,653,763

Internet Software & Services - 11.8%
Google, Inc. — Class A*	942	608,438
Baidu, Inc. ADR*	2,459	286,400
eBay, Inc.*	8,579	260,201
Yahoo!, Inc.*	12,117	195,447
Akamai Technologies, Inc.*	3,445	111,205
LinkedIn Corp. — Class A*	1,662	104,723
VeriSign, Inc.	2,757	98,480
Rackspace Hosting, Inc.*	2,240	96,342
Equinix, Inc.*	930	94,302
Sina Corp.*	1,730	89,960
Youku, Inc. ADR*	4,780	74,903

Total Internet Software & Services		2,020,401

Communications Equipment - 11.6%
Cisco Systems, Inc.	22,523	407,216
QUALCOMM, Inc.	7,402	404,889
Nokia Oyj ADR	37,256	179,574
Motorola Solutions, Inc.	3,473	160,765
Juniper Networks, Inc.*	7,115	145,217
Motorola Mobility Holdings, Inc.*	3,628	140,766
Research In Motion Ltd.*	9,013	130,688
F5 Networks, Inc.*	1,152	122,250
Telefonaktiebolaget LM Ericsson — Class B ADR	11,845	119,990
Harris Corp.	2,422	87,289
Riverbed Technology, Inc.*	3,540	83,190

Total Communications Equipment		1,981,834

Computer Hardware - 11.5%
Apple, Inc.*	2,056	832,680
International Business Machines Corp.	3,348	615,630
Hewlett-Packard Co.	11,539	297,245
Dell, Inc.*	14,347	209,897

Total Computer Hardware		1,955,452

Systems Software - 11.3%
Microsoft Corp.	23,280	604,349
Oracle Corp.	17,402	446,361
VMware, Inc. — Class A*	3,066	255,061

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Systems Software -11.3% (continued)
Symantec Corp.*	9,071	$141,961
Check Point Software Technologies Ltd.*	2,600	136,604
CA, Inc.	6,572	132,853
Red Hat, Inc.*	2,667	110,120
BMC Software, Inc.*	2,951	96,734

Total Systems Software		1,924,043

Data Processing & Outsourced Services - 10.1%
Visa, Inc. — Class A	3,468	352,106
Mastercard, Inc. — Class A	789	294,155
Automatic Data Processing, Inc.	4,025	217,390
Western Union Co.	7,664	139,945
Paychex, Inc.	4,563	137,392
Fiserv, Inc.*	2,048	120,300
Fidelity National Information Services, Inc.	4,454	118,432
Alliance Data Systems Corp.*	907	94,183
VeriFone Systems, Inc.*	2,380	84,538
Total System Services, Inc.	4,270	83,521
Computer Sciences Corp.	3,176	75,271

Total Data Processing & Outsourced Services		1,717,233

Application Software - 7.4%
Intuit, Inc.	3,140	165,133
SAP AG ADR	3,118	165,098
Salesforce.com, Inc.*	1,561	158,379
Adobe Systems, Inc.*	5,388	152,319
Citrix Systems, Inc.*	2,281	138,502
Nuance Communications, Inc.*	4,570	114,981
Autodesk, Inc.*	3,568	108,217
TIBCO Software, Inc.*	3,560	85,120
Factset Research Systems, Inc.	970	84,662
Informatica Corp.*	2,160	79,769

Total Application Software		1,252,180

IT Consulting & Other Services - 5.1%
Accenture plc — Class A	4,927	262,264
Infosys Ltd. ADR	4,432	227,716
Cognizant Technology Solutions Corp. — Class A*	2,840	182,640
Teradata Corp.*	2,475	120,062
SAIC, Inc.*	6,900	84,801

Total IT Consulting & Other Services		877,483

Computer Storage & Peripherals - 4.7%
EMC Corp.*	12,665	272,804
NetApp, Inc.*	4,119	149,396
SanDisk Corp.*	2,933	144,333
Seagate Technology plc	6,973	114,357
Western Digital Corp.*	3,622	112,101

Total Computer Storage & Peripherals		792,991

Semiconductor Equipment - 3.3%
ASML Holding N.V. ADR	4,379	182,998
Applied Materials, Inc.	15,075	161,453
KLA-Tencor Corp.	2,528	121,976
Lam Research Corp.*	2,564	94,919

Total Semiconductor Equipment		561,346

Technology Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Electronic Components - 1.8%
Corning, Inc.	14,520	$188,470
Amphenol Corp. — Class A	2,651	120,329

Total Electronic Components		308,799

Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	12,860	158,435
Electronic Arts, Inc.*	5,203	107,182

Total Home Entertainment Software		265,617

Electronic Manufacturing Services - 1.4%
TE Connectivity Ltd.	4,987	153,649
Jabil Circuit, Inc.	4,280	84,145

Total Electronic Manufacturing Services		237,794

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Office Electronics - 0.8%
Xerox Corp.	17,340	$138,026

Technology Distributors - 0.6%
Avnet, Inc.*	3,021	93,923

Electrical Components & Equipment - 0.5%
First Solar, Inc.*	2,610	88,114

Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc.	3,227	80,901

Total Common Stocks (Cost $10,929,410)		16,949,900

Total Investments - 99.5% (Cost $10,929,410)		$16,949,900

Cash & Other Assets, Less Liabilities - 0.5% 82,722

Total Net Assets — 100.0%		$17,032,622

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.

ADR American	Depositary Receipt
plc Public	Limited Company

Telecommunications Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Communications Equipment - 43.4%
Cisco Systems, Inc.	22,345	$403,998
QUALCOMM, Inc.	7,229	395,426
Motorola Solutions, Inc.	3,446	159,515
Motorola Mobility Holdings, Inc.*	3,629	140,805
Juniper Networks, Inc.*	6,707	136,890
F5 Networks, Inc.*	1,104	117,156
Research In Motion Ltd.*	7,444	107,938
Nokia Oyj ADR	20,931	100,887
Harris Corp.	2,358	84,982
Telefonaktiebolaget LM Ericsson — Class B ADR	7,703	78,031
Riverbed Technology, Inc.*	3,251	76,398
Polycom, Inc.*	4,282	69,797
JDS Uniphase Corp.*	6,133	64,028
Brocade Communications Systems, Inc.*	12,293	63,801
InterDigital, Inc.	1,388	60,475
ADTRAN, Inc.	1,930	58,209
Acme Packet, Inc.*	1,857	57,400
Viasat, Inc.*	1,216	56,082
Aruba Networks, Inc.*	2,944	54,523
Finisar Corp.*	3,148	52,713
Plantronics, Inc.	1,451	51,714
Arris Group, Inc.*	4,447	48,116
Ciena Corp.*	3,817	46,186
Netgear, Inc.*	1,343	45,084
Blue Coat Systems, Inc.*	1,691	43,036
Tekelec*	3,273	35,774
Infinera Corp.*	5,306	33,322
Emulex Corp.*	4,503	30,891
Comtech Telecommunications Corp.	1,074	30,738

Total Communications Equipment		2,703,915

Integrated Telecommunication Services - 27.5%
AT&T, Inc.	18,586	562,041

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Integrated Telecommunication Services - 27.5% (continued)
Verizon Communications, Inc.	11,177	$448,421
CenturyLink, Inc.	5,411	201,289
Windstream Corp.	9,244	108,525
Frontier Communications Corp.	18,158	93,514
Telefonica S.A. ADR	4,539	78,025
China Unicom Hong Kong Ltd. ADR	3,627	76,638
Telefonica Brasil S.A. ADR	2,784	76,087
BCE, Inc.	1,765	73,548

Total Integrated Telecommunication Services		1,718,088

Wireless Telecommunication Services - 26.5%
Vodafone Group plc ADR	17,718	496,636
American Tower Corp. — Class A	3,394	203,674
Crown Castle International Corp.*	3,349	150,035
America Movil SAB de CV ADR	5,401	122,063
China Mobile Ltd. ADR	1,963	95,186
SBA Communications Corp. — Class A*	2,144	92,106
NII Holdings, Inc.*	3,913	83,347
Mobile Telesystems—SP ADR	5,623	82,546
Tim Participacoes S.A. ADR	2,984	76,987
MetroPCS Communications, Inc.*	8,607	74,709
SK Telecom Company Ltd. ADR	5,182	70,527
Telephone & Data Systems, Inc.	2,602	67,366
Leap Wireless International, Inc.*	4,085	37,950

Total Wireless Telecommunication Services		1,653,132

Alternative Carriers - 2.1%
Level 3 Communications, Inc.*	4,456	75,707
AboveNet, Inc.*	816	53,048

Total Alternative Carriers		128,755

Total Common Stocks (Cost $4,925,234)		6,203,890

Total Investments - 99.5% (Cost $4,925,234)		$6,203,890

Cash & Other Assets, Less Liabilities - 0.5%		31,896

Total Net Assets - 100.0%		$6,235,786

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Transportation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Railroads - 21.3%
Union Pacific Corp.	4,315	$457,131
Norfolk Southern Corp.	4,212	306,886
CSX Corp.	14,004	294,924
Kansas City Southern*	2,557	173,902
Canadian Pacific Railway Ltd.	2,298	155,506
Canadian National Railway Co.	1,950	153,192
Genesee & Wyoming, Inc. — Class A*	1,654	100,199

Total Railroads		1,641,740

Auto Parts & Equipment - 18.2%
Johnson Controls, Inc.	9,170	286,654
BorgWarner, Inc.*	2,500	159,350
Autoliv, Inc.	2,600	139,074
Gentex Corp.	4,310	127,533
Lear Corp.	3,200	127,360
TRW Automotive Holdings Corp.*	3,840	125,184
Magna International, Inc.	3,490	116,252
Visteon Corp.*	1,945	97,133
Dana Holding Corp.*	7,030	85,414
Tenneco, Inc.*	2,850	84,873
American Axle & Manufacturing Holdings, Inc.*	5,590	55,285

Total Auto Parts & Equipment		1,404,112

Air Freight & Logistics - 17.2%
United Parcel Service, Inc. — Class B	7,271	532,164
FedEx Corp.	3,890	324,854
CH Robinson Worldwide, Inc.	3,069	214,155
Expeditors International of Washington, Inc.	4,481	183,542
HUB Group, Inc. — Class A*	2,150	69,724

Total Air Freight & Logistics		1,324,439

Automobile Manufacturers - 14.3%
Ford Motor Co.*	36,920	397,259
General Motors Co.*	17,110	346,820
Tata Motors Ltd. ADR	7,790	131,651

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Automobile Manufacturers - 14.3% (continued)
Toyota Motor Corp. ADR	1,840	$121,679
Tesla Motors, Inc.*	3,660	104,530

Total Automobile Manufacturers		1,101,939

Trucking - 11.7%
J.B. Hunt Transport Services, Inc.	3,192	143,863
Hertz Global Holdings, Inc.*	12,029	140,980
Ryder System, Inc.	1,931	102,613
Old Dominion Freight Line, Inc.*	2,375	96,259
Landstar System, Inc.	1,968	94,307
Dollar Thrifty Automotive Group, Inc.*	1,260	88,528
Werner Enterprises, Inc.	3,460	83,386
Con—way, Inc.	2,732	79,665
Knight Transportation, Inc.	4,498	70,349

Total Trucking		899,950

Airlines - 10.4%
Southwest Airlines Co.	18,808	160,996
Delta Air Lines, Inc.*	19,527	157,973
United Continental Holdings, Inc.*	7,780	146,809
Alaska Air Group, Inc.*	1,387	104,150
Copa Holdings S.A. — Class A	1,662	97,510
JetBlue Airways Corp.*	14,890	77,428
US Airways Group, Inc.*	10,484	53,154

Total Airlines		798,020

Motorcycle Manufacturers - 2.5%
Harley—Davidson, Inc.	4,870	189,297

Marine - 1.6%
Kirby Corp.*	1,828	120,356

Tires & Rubber - 1.5%
Goodyear Tire & Rubber Co.*	8,160	115,627

Diversified Commercial & Professional Services - 0.8%
Avis Budget Group, Inc.*	6,024	64,577

Total Common Stocks (Cost $5,643,531)		7,660,057

Total Investments - 99.5% (Cost $5,643,531)		$7,660,057

Cash & Other Assets, Less Liabilities - 0.5%		40,541

Total Net Assets - 100.0%		$7,700,598

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

U.S. Government Money Market Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 21.2%
Federal Farm Credit Bank[1]
0.13% due 09/05/12	$25,000,000	$24,977,611
0.18% due 04/18/12	20,000,000	19,989,200
0.14% due 02/02/12	15,000,000	14,998,133
0.14% due 05/15/12	10,000,000	9,994,750

Total Federal Farm Credit Bank		69,959,694

Farmer Mac[1]
0.18% due 11/27/12	25,000,000	24,958,625
0.20% due 05/15/12	15,000,000	14,988,750
0.17% due 07/24/12	15,000,000	14,985,479
0.11% due 07/02/12	10,000,000	9,994,409

Total Farmer Mac		64,927,263

Fannie Mae[2]
0.20% due 06/01/12	25,000,000	24,978,889
0.06% due 03/28/12	17,000,000	16,997,329
0.14% due 01/09/12	10,000,000	9,999,689

Total Fannie Mae		51,975,907

Federal Home Loan Bank[1]
0.18% due 10/01/12	25,000,000	24,965,750
0.21% due 01/05/12	5,000,000	4,999,883

Total Federal Home Loan Bank		29,965,633

Freddie Mac[2]
0.12% due 04/10/12	25,000,000	24,991,320

Total Federal Agency Discount Notes (Cost $241,819,817)		241,819,817

FEDERAL AGENCY NOTES†† - 10.6%
Federal Home Loan Bank[1]
0.25% due 03/07/12	25,000,000	24,999,905
0.10% due 03/30/12	25,000,000	24,999,389
0.14% due 03/22/12	15,000,000	15,001,962
0.16% due 04/02/12	15,000,000	14,999,748
0.14% due 03/26/12	15,000,000	14,999,394
0.15% due 06/07/12	15,000,000	14,998,183

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 10.6% (continued)
0.40% due 11/02/12	$11,400,000	$11,421,567

Total Federal Home Loan Bank		121,420,148

Total Federal Agency Notes (Cost $121,420,148)		121,420,148

REPURCHASE AGREEMENTS††,[3] - 60.0%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	360,360,102	360,360,102
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	250,572,748	250,572,748
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	52,360,015	52,360,015
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	21,772,420	21,772,420

Total Repurchase Agreements (Cost $685,065,285)		685,065,285

COMMERCIAL PAPER†† - 9.6%
General Reinsurance Corp.
0.08% due 01/04/12	10,000,000	9,999,933
ING Funding
0.34% due 01/10/12	10,000,000	9,999,110
American Honda Finance
0.12% due 02/03/12	10,000,000	9,998,900
Danske Corp.
0.35% due 01/13/12	10,000,000	9,998,834
Sheffield Receivables Corp.
0.31% due 01/26/12	10,000,000	9,997,847
Jupiter Securities Co., LLC
0.16% due 02/22/12	10,000,000	9,997,689
Prudential plc
0.60% due 02/06/12	10,000,000	9,994,000
Westpac Banking Corp.
0.25% due 03/21/12	5,000,000	4,997,222
0.48% due 03/12/12	5,000,000	4,995,286

Total Westpac Banking Corp.		9,992,508

Barclays U.S. Funding, LLC
0.40% due 02/14/12	5,000,000	4,997,556
0.58% due 03/23/12	5,000,000	4,993,394

Total Barclays U.S. Funding, LLC		9,990,950

UBS Finance Delaware, LLC
0.41% due 03/12/12	5,000,000	4,995,957
0.56% due 03/21/12	5,000,000	4,993,722

Total UBS Finance Delaware, LLC		9,989,679

Coca — Cola Co.
0.20% due 03/01/12	5,000,000	4,998,333

U.S. Government Money Market Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
COMMERCIAL PAPER†† - 9.6% (continued)
Nestle Capital Corp.
0.21% due 04/03/12	$5,000,000	$4,997,288

Total Commercial Paper (Cost $109,955,071)		$109,955,071

Total Investments - 101.4% (Cost $1,158,260,321)	$1,158,260,321

Liabilities, Less Cash & Other Assets - (1.4)%	(15,921,051)

Total Net Assets - 100.0%	$1,142,339,270

††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
3	Repurchase Agreements — See Note 3.

plc	Public Limited Company

U.S. Long Short Momentum Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 86.0%
Utilities - 24.1%
Southern Co.	24,402	$1,129,569
Dominion Resources, Inc.	21,224	1,126,570
ONEOK, Inc.	11,328	982,024
Duke Energy Corp.	44,468	978,296
Exelon Corp.	21,158	917,622
NextEra Energy, Inc.	14,937	909,365
Consolidated Edison, Inc.	14,362	890,875
AGL Resources, Inc.	20,135	850,905
Public Service Enterprise Group, Inc.	24,381	804,817
PG&E Corp.	19,303	795,670
American Electric Power Company, Inc.	19,150	791,087
Xcel Energy, Inc.	27,965	772,953
Sempra Energy	13,799	758,945
Progress Energy, Inc.	12,990	727,700
FirstEnergy Corp.	16,391	726,121
PPL Corp.	24,072	708,198
Edison International	15,743	651,760
DTE Energy Co.	11,710	637,609
Entergy Corp.	8,728	637,580
National Fuel Gas Co.	11,066	615,048
Wisconsin Energy Corp.	17,353	606,661
CenterPoint Energy, Inc.	29,675	596,171
Ameren Corp.	17,768	588,654
Questar Corp.	28,679	569,565
NiSource, Inc.	22,766	542,058
UGI Corp.	18,413	541,342
Atmos Energy Corp.	15,413	514,024
OGE Energy Corp.	9,023	511,694
SCANA Corp.	11,261	507,421
CMS Energy Corp.	22,668	500,509
Piedmont Natural Gas Company, Inc.	14,380	488,632
WGL Holdings, Inc.	10,490	463,868
NSTAR	9,523	447,200
Southwest Gas Corp.	10,454	444,190
Northeast Utilities	12,170	438,972
New Jersey Resources Corp.	8,723	429,172
Pinnacle West Capital Corp.	8,491	409,096
South Jersey Industries, Inc.	7,174	407,555
Pepco Holdings, Inc.	18,555	376,667
Northwest Natural Gas Co.	7,174	343,850
ITC Holdings Corp.	4,427	335,921

Total Utilities		26,475,936

Consumer Staples - 18.4%
Philip Morris International, Inc.	55,305	4,340,336
Altria Group, Inc.	98,824	2,930,132
Reynolds American, Inc.	45,280	1,875,498
Lorillard, Inc.	12,827	1,462,278
Kraft Foods, Inc. — Class A	31,430	1,174,225
Unilever N.V.	32,300	1,110,151
General Mills, Inc.	17,710	715,661
HJ Heinz Co.	10,930	590,657
Archer—Daniels—Midland Co.	19,750	564,850
Kellogg Co.	11,140	563,350
Mead Johnson Nutrition Co.	7,790	535,407
Hershey Co.	7,720	476,942

	Shares	Value
COMMON STOCKS† - 86.0% (continued)
Consumer Staples - 18.4% (continued)
ConAgra Foods, Inc.	17,810	$470,184
Sara Lee Corp.	24,350	460,702
Campbell Soup Co.	13,380	444,751
JM Smucker Co.	5,450	426,026
Vector Group Ltd.	23,598	419,100
Universal Corp.	8,572	393,969
Hormel Foods Corp.	13,230	387,507
Bunge Ltd.	6,240	356,928
Green Mountain Coffee Roasters, Inc.*	6,310	283,003
Star Scientific, Inc.*	69,962	152,517

Total Consumer Staples		20,134,174

Consumer Discretionary - 14.9%
NIKE, Inc. — Class B	20,927	2,016,735
Coach, Inc.	21,973	1,341,232
VF Corp.	9,889	1,255,804
Ralph Lauren Corp. — Class A	6,939	958,137
PVH Corp.	9,993	704,407
Fossil, Inc.*	7,403	587,502
Home Depot, Inc.	13,063	549,169
Carter’s, Inc.*	13,534	538,789
Under Armour, Inc. — Class A*	7,498	538,281
Deckers Outdoor Corp.*	6,335	478,736
Warnaco Group, Inc.*	9,328	466,773
Wolverine World Wide, Inc.	11,717	417,594
Hanesbrands, Inc.*	18,357	401,284
Lowe’s Companies, Inc.	15,206	385,928
Columbia Sportswear Co.	8,158	379,755
Target Corp.	6,867	351,728
TJX Companies, Inc.	4,989	322,040
Iconix Brand Group, Inc.*	18,093	294,735
Crocs, Inc.*	16,859	249,007
Dollar General Corp.*	5,616	231,042
Bed Bath & Beyond, Inc.*	3,961	229,619
Macy’s, Inc.	7,092	228,221
AutoZone, Inc.*	697	226,504
Ross Stores, Inc.	4,530	215,311
Limited Brands, Inc.	5,284	213,209
Kohl’s Corp.	4,208	207,665
O’Reilly Automotive, Inc.*	2,590	207,071
Dollar Tree, Inc.*	2,373	197,220
Nordstrom, Inc.	3,914	194,565
Staples, Inc.	13,847	192,335
The Gap, Inc.	10,162	188,505
CarMax, Inc.*	5,635	171,755
JC Penney Company, Inc.	4,849	170,442
Tiffany & Co.	2,567	170,089
Best Buy Company, Inc.	7,260	169,666
PetSmart, Inc.	3,077	157,819
Family Dollar Stores, Inc.	2,670	153,952
AutoNation, Inc.*	3,886	143,277
Big Lots, Inc.*	2,411	91,039
Dillard’s, Inc. — Class A	1,795	80,560
99 Cents Only Stores*	3,426	75,201
Saks, Inc.*	7,433	72,472
Sears Holdings Corp.*	2,280	72,458
Fred’s, Inc. — Class A	3,410	49,718

U.S. Long Short Momentum Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 86.0% (continued)
Consumer Discretionary - 14.9% (continued)
Orchard Supply Hardware Stores Corp. — Class A*,†††,[2]	103	$775

Total Consumer Discretionary		16,348,126

Information Technology—9.5%
International Business Machines Corp.	11,916	2,191,114
Visa, Inc. — Class A	11,199	1,137,034
Mastercard, Inc. — Class A	2,733	1,018,917
Accenture plc — Class A	15,418	820,700
Automatic Data Processing, Inc.	14,516	784,009
Infosys Ltd. ADR	14,561	748,144
Cognizant Technology Solutions Corp. — Class A*	9,750	627,023
Western Union Co.	27,655	504,980
Paychex, Inc.	16,522	497,477
Fiserv, Inc.*	7,292	428,332
Fidelity National Information Services, Inc.	15,011	399,142
Teradata Corp.*	7,907	383,569
Amdocs Ltd.*	11,596	330,834
SAIC, Inc.*	22,371	274,940
Computer Sciences Corp.	10,009	237,213

Total Information Technology		10,383,428

Industrials - 9.1%
WW Grainger, Inc.	8,074	1,511,372
Fastenal Co.	34,598	1,508,819
MSC Industrial Direct Co., Inc. — Class A	10,545	754,495
RSC Holdings, Inc.*	39,705	734,543
Air Lease Corp. — Class A*	25,969	615,725
WESCO International, Inc.*	11,590	614,386
United Rentals, Inc.*	20,281	599,304
GATX Corp.	13,718	598,928
Watsco, Inc.	8,431	553,579
Textainer Group Holdings Ltd.	17,629	513,356
Applied Industrial Technologies, Inc.	13,990	492,028
TAL International Group, Inc.	14,195	408,674
Beacon Roofing Supply, Inc.*	19,635	397,216
Aircastle Ltd.	31,215	397,055
Kaman Corp.	10,824	295,712

Total Industrials		9,995,192

Health Care - 7.1%
Cerner Corp.*	29,534	1,808,958

	Shares	Value
COMMON STOCKS† - 86.0% (continued)
Health Care - 7.1% (continued)
SXC Health Solutions Corp.*	20,935	$1,182,409
Allscripts Healthcare Solutions, Inc.*	61,107	1,157,367
Quality Systems, Inc.	21,250	786,038
athenahealth, Inc.*	14,465	710,521
Medidata Solutions, Inc.*	23,746	516,475
Omnicell, Inc.*	29,710	490,809
MedAssets, Inc.*	45,748	423,169
Computer Programs & Systems, Inc.	7,760	396,614
Merge Healthcare, Inc.*	71,991	349,156

Total Health Care		7,821,516

Financials - 2.9%
American Express Co.	18,949	893,824
Capital One Financial Corp.	12,301	520,209
Discover Financial Services	18,721	449,304
SLM Corp.	23,851	319,603
Credit Acceptance Corp.*	2,330	191,712
Ezcorp, Inc. — Class A*	5,150	135,806
Cash America International, Inc.	2,876	134,108
World Acceptance Corp.*	1,812	133,182
Nelnet, Inc. — Class A	5,116	125,189
First Cash Financial Services, Inc.*	3,307	116,043
Green Dot Corp. — Class A*	3,565	111,299
Advance America Cash Advance Centers, Inc.	10,185	91,156

Total Financials		3,221,435

Total Common Stocks (Cost $90,185,504)		94,379,807

PREFERRED STOCKS - 0.0%
Orchard Supply Hardware — Class A *,†††,[1,2]	103	—

Total Preferred Stocks (Cost $7,894)		—

Total Investments - 86.0% (Cost $90,193,398)		$94,379,807

Cash & Other Assets, Less Liabilities - 14.0%		15,421,651

Total Net Assets - 100.0%		$109,801,458

	Contracts	Unrealized Loss
FUTURES CONTRACTS SOLD SHORT†
March 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,882,050)	94	$(90,737)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Perpetual maturity.
2	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company

Utilities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Shares	Value
COMMON STOCKS† - 99.5%
Electric Utilities - 42.8%
Southern Co.	73,393	$3,397,362
Duke Energy Corp.	133,995	2,947,890
Exelon Corp.	65,433	2,837,829
NextEra Energy, Inc.	45,317	2,758,899
American Electric Power Company, Inc.	58,408	2,412,835
FirstEnergy Corp.	51,373	2,275,824
PPL Corp.	74,524	2,192,496
Progress Energy, Inc.	39,037	2,186,853
Edison International	47,958	1,985,461
Entergy Corp.	26,199	1,913,837
Northeast Utilities	37,703	1,359,947
Pinnacle West Capital Corp.	25,469	1,227,096
Pepco Holdings, Inc.	56,814	1,153,324
ITC Holdings Corp.	14,153	1,073,930
N.V. Energy, Inc.	65,359	1,068,620
Westar Energy, Inc.	34,521	993,514
Cia Energetica de Minas Gerais ADR	52,919	941,429
Great Plains Energy, Inc.	42,368	922,775
Hawaiian Electric Industries, Inc.	32,075	849,346
Cleco Corp.	21,564	821,588
IDACORP, Inc.	18,493	784,288
Portland General Electric Co.	29,302	741,048
UIL Holdings Corp.	20,110	711,291
PNM Resources, Inc.	37,096	676,260
Allete, Inc.	15,830	664,543
El Paso Electric Co.	18,382	636,753
Unisource Energy Corp.	16,469	608,035

Total Electric Utilities		40,143,073

Multi-Utilities - 35.8%
Dominion Resources, Inc.	55,954	2,970,038
Consolidated Edison, Inc.	37,140	2,303,794
PG&E Corp.	54,151	2,232,104
Public Service Enterprise Group, Inc.	66,745	2,203,252
Xcel Energy, Inc.	71,752	1,983,225
Sempra Energy	35,836	1,970,980
DTE Energy Co.	29,939	1,630,179
CenterPoint Energy, Inc.	78,287	1,572,786
Wisconsin Energy Corp.	44,305	1,548,903
Ameren Corp.	45,971	1,523,019
NiSource, Inc.	59,900	1,426,219

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Multi-Utilities - 35.8% (continued)
SCANA Corp.	28,946	$1,304,307
CMS Energy Corp.	58,314	1,287,573
OGE Energy Corp.	22,661	1,285,105
Alliant Energy Corp.	27,169	1,198,425
NSTAR	25,203	1,183,533
Integrys Energy Group, Inc.	20,759	1,124,723
TECO Energy, Inc.	57,459	1,099,765
MDU Resources Group, Inc.	50,028	1,073,601
Vectren Corp.	28,241	853,725
Avista Corp.	25,258	650,394
NorthWestern Corp.	17,254	617,521
Black Hills Corp.	18,369	616,831

Total Multi — Utilities		33,660,002

Gas Utilities — 12.5%
ONEOK, Inc.	18,703	1,621,363
AGL Resources, Inc.	35,845	1,514,810
National Fuel Gas Co.	20,160	1,120,493
Questar Corp.	50,932	1,011,510
UGI Corp.	34,278	1,007,773
Atmos Energy Corp.	27,951	932,166
Piedmont Natural Gas Company, Inc.	24,785	842,194
WGL Holdings, Inc.	18,573	821,298
New Jersey Resources Corp.	15,700	772,440
Southwest Gas Corp.	17,855	758,659
South Jersey Industries, Inc.	12,412	705,126
Northwest Natural Gas Co.	12,663	606,938

Total Gas Utilities		11,714,770

Independent Power Producers & Energy Traders - 6.1%
AES Corp.*	134,898	1,597,192
Calpine Corp.*	94,956	1,550,631
Constellation Energy Group, Inc.	38,066	1,510,078
NRG Energy, Inc.*	59,775	1,083,123

Total Independent Power Producers & Energy Traders		5,741,024

Water Utilities - 2.3%
American Water Works Company, Inc.	39,495	1,258,311
Aqua America, Inc.	42,147	929,341

Total Water Utilities		2,187,652

Total Common Stocks (Cost $81,299,243)		93,446,521

Total Investments - 99.5% (Cost $81,299,243)		$93,446,521

Cash & Other Assets, Less Liabilities - 0.5%		486,611

Total Net Assets - 100.0%		$93,933,132

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Weakening Dollar 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2011

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 54.0%
Farmer Mac[1]
0.11% due 02/21/12	$10,000,000	$9,999,730

Total Federal Agency Discount Notes (Cost $9,998,441)		9,999,730

REPURCHASE AGREEMENTS††,[2] - 38.7%
HSBC Group issued 12/30/11 at 0.00% due 01/03/12	4,846,181	4,846,181
Mizuho Financial Group, Inc. issued 12/30/11 at 0.00% due 01/03/12	1,324,042	1,324,042
Deutsche Bank issued 12/30/11 at 0.00% due 01/03/12	704,146	704,146
Credit Suisse Group issued 12/30/11 at 0.00% due 01/03/12	292,799	292,799

Total Repurchase Agreements (Cost $7,167,168)		7,167,168

Total Investments - 92.7% (Cost $17,165,609)		$17,166,898

Cash & Other Assets, Less Liabilities - 7.3%		1,348,888

Total Net Assets - 100.0%		$18,515,786

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2012 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $21,368,275)	265	$(342,100)

Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International February 2011 U.S. Dollar Index Swap, Terminating 02/28/11[3] (Notional Value $15,620,731)	194,340	$(268,100)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 3.
3	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Security Investors, LLC, the Funds’ advisor, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Certain Funds entered into equity, interest rate, stock, bond and currency index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following Funds entered into futures contracts for the following purposes:

Fund Name	Index Exposure	Liquidity
All-Asset Aggressive Fund	x	x
All-Asset Conservative Fund	x	x
All-Asset Moderate Fund	x	x
Alternative Strategies Fund	x	x
Alternative Strategies Allocation Fund	x	x
Emerging Markets 2x Strategy Fund	x	x
Europe 1.25x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
High Yield Strategy Fund	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x
Inverse High Yield Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Long Short Equity Strategy Fund	x	x
Long Short Interest Rate Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Nova Fund	x	x
Russell 2000® Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
S&P 500 Fund	x	x
Strengthening Dollor 2x Strategy Fund	x	x
U.S. Long Short Momentum Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x

C. Certain Funds entered into domestic equity index, corporate bond index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreementare recognized as realized gains or losses.

The following Funds entered into swap agreements for the following purposes:

Fund Name	Index Exposure	Liquidity
Event Driven and Distressed Strategies Fund	x	x
Emerging Markets 2x Strategies Fund	x	x
Inverse Emerging Markets 2x Strategies Fund	x	x
Inverse Mid-Cap Stategy Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Nova Fund	x	x
Russell 2000® Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
S&P 500 Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x

The High Yield Strategy Fund and Inverse High Yield Strategy Fund enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

D. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2011:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets

All-Asset Aggressive Strategy Fund	$8,769,119	$39,565	$—	$—	$—	$8,808,684
All-Asset Conservative Strategy Fund	10,602,398	26,914	—	—	—	10,629,312
All-Asset Moderate Strategy Fund	19,613,646	65,730	—	—	—	19,679,376
Alternative Strategies Allocation Fund	14,759,889	3,382	—	—	—	14,763,271
Alternative Strategies Fund	—	13,618	2,913,950	—	—	2,927,568
Banking Fund	9,145,435	—	—	—	—	9,145,435
Basic Materials Fund	55,831,395	—	—	—	—	55,831,395
Biotechnology Fund	61,923,133	—	—	—	—	61,923,133
Consumer Products Fund	126,896,360	—	2	—	—	126,896,362
Electronics Fund	3,432,508	—	—	—	—	3,432,508
Emerging Markets 2x Strategy Fund	1,618,445	—	563,622	—	—	2,182,067
Energy Fund	67,220,701	—	—	—	—	67,220,701
Energy Services Fund	56,223,936	—	—	—	—	56,223,936
Europe 1.25x Strategy Fund	3,285,973	68,592	1,239,127	—	—	4,593,692
Event Driven and Distressed Strategies Fund	2,861,760	—	5,999,826	29,517	15	8,891,118
Financial Services Fund	18,421,049	—	—	—	—	18,421,049
Government Long Bond 1.2x Strategy Fund	250,396,630	798,158	11,053,114	—	—	262,247,902
Health Care Fund	39,539,692	—	—	—	—	39,539,692
High Yield Strategy Fund	3,522,558	1,026,084	—	2,646,857	—	7,195,499
Internet Fund	5,176,129	—	—	—	—	5,176,129
Inverse Emerging Markets 2x Strategy Fund	—	43	1,953,069	23,219	—	1,976,331
Inverse Government Long Bond Strategy Fund	—	—	523,284,069	—	—	523,284,069
Inverse High Yield Strategy Fund	—	—	5,784,110	6,902	—	5,791,012
Inverse Mid-Cap Strategy Fund	—	7,060	3,452,006	20,927	—	3,479,993
Inverse NASDAQ-100® Strategy Fund	—	13,618	14,481,720	65,650	—	14,560,988
Inverse Russell 2000® Strategy Fund	—	—	14,090,684	98,732	—	14,189,416
Inverse S&P 500 Strategy Fund	—	—	149,995,250	1,071,491	—	151,066,741
Japan 2x Strategy Fund	—	38,330	2,101,915	—	—	2,140,245
Leisure Fund	6,904,609	—	7	—	—	6,904,616
Long Short Equity Strategy Fund	—	15,154	4,165,438	—	—	4,180,592
Long Short Interest Rate Strategy Fund	—	1,229,729	107,716,030	—	—	108,945,759
Mid-Cap 1.5x Strategy Fund	17,412,285	31,671	20,778,358	—	—	38,222,314
NASDAQ-100® Fund	601,404,378	237,709	19,583,861	—	8,808	621,234,756
Nova Fund	51,295,853	189,395	2,369,217	—	57	53,854,522
Precious Metals Fund	119,444,186	—	—	—	—	119,444,186
Real Estate Fund	12,317,171	—	—	—	—	12,317,171
Retailing Fund	26,877,630	—	—	—	2,166	26,879,796
Russell 2000® 1.5x Strategy Fund	10,260,299	12,361	18,214,521	—	—	28,487,181
Russell 2000® Fund	40,713,806	83,532	38,873,511	—	—	79,670,849
S&P 500 Fund	104,325,424	999,042	—	—	110	105,324,576
S&P 500 Pure Growth Fund	35,984,755	—	—	—	—	35,984,755
S&P 500 Pure Value Fund	11,301,162	—	—	—	2,002	11,303,164
S&P MidCap 400 Pure Growth Fund	286,582,645	—	—	—	—	286,582,645
S&P MidCap 400 Pure Value Fund	11,535,422	—	—	—	—	11,535,422
S&P SmallCap 600 Pure Growth Fund	39,790,200	—	—	—	—	39,790,200
S&P SmallCap 600 Pure Value Fund	56,744,812	—	—	—	—	56,744,812
Strengthening Dollar 2x Strategy Fund	—	1,642,549	99,436,063	1,030,854	—	102,109,466
Technology Fund	16,949,900	—	—	—	—	16,949,900
Telecommunications Fund	6,203,890	—	—	—	—	6,203,890
Transportation Fund	7,660,057	—	—	—	—	7,660,057
U.S. Government Money Market Fund	—	—	1,158,260,321	—	—	1,158,260,321
U.S. Long Short Momentum Fund	94,379,032	—	—	—	775	94,379,807
Utilities Fund	93,446,521	—	—	—	—	93,446,521
Weakening Dollar 2x Strategy Fund	—	—	17,166,898	—	—	17,166,898

Liabilities

All-Asset Aggressive Strategy Fund	$—	$12,117	$—	$—	$—	$12,117
All-Asset Moderate Strategy Fund	—	23,204	—	—	—	23,204
All-Asset Conservative Strategy Fund	—	12,848	—	—	—	12,848
Alternative Strategies Allocation Fund	—	14,884	—	—	—	14,884
Alternative Strategies Fund	—	2,060	—	—	—	2,060
Europe 1.25x Strategy Fund	—	25,163	—	—	—	25,163
Emerging Markets 2x Strategy Fund	—	3,825	—	6,452	—	10,277
Event Driven and Distressed Strategies Fund	—	1,373	—	5,066	—	6,439

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Inverse Government Long Bond Strategy Fund	220,768,790	643,188	—	—	—	221,411,978
Inverse High Yield Strategy Fund	—	4,068	—	61,314	—	65,382
Inverse S&P 500 Strategy Fund	—	34,988	—	—	—	34,988
Inverse Russell 2000® Strategy Fund	—	77,325	—	—	—	77,325
Japan 2x Strategy Fund	—	75,324	—	—	—	75,324
Long Short Equity Strategy Fund	648,000	7,318	—	—	—	655,318
Mid-Cap 1.5x Strategy Fund	—	—	—	103,221	—	103,221
NASDAQ-100® Fund	—	—	—	58,791	—	58,791
Nova Fund	—	—	—	117,537	—	117,537
Russell 2000® 1.5x Strategy Fund	—	—	—	99,464	—	99,464
Russell 2000® Fund	—	—	—	89,628	—	89,628
S&P 500 Fund	—	—	—	383,012	—	383,012
U.S. Long Short Momentum Fund	—	90,737	—	—	—	90,737
Weakening Dollar 2x Strategy Fund	—	342,100	—	268,100	—	610,200

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended December 31, 2011 there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc. 0.00% Due 01/03/12	$231,753,308	$231,753,308	U.S. Treasury Note 3.125% 05/15/21	$210,634,300	$236,388,382

Credit Suisse Group 0.00% Due 01/03/12	51,250,000	51,250,000	U.S. Treasury Note 1.75% 05/31/16	49,884,700	52,275,009

HSBC Group 0.00% Due 01/03/12	848,250,000	848,250,000	U.S. Treasury STRIPS 0.00% 08/15/12 - 11/15/22	930,569,800	865,215,018

Deutsche Bank 0.00% Due 01/03/12	123,250,000	123,250,000	U.S. Treasury Note 2.63% 11/15/20	116,533,900	125,715,013

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Disclosures about Credit Derivatives

High Yield Strategy Fund entered into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date February 24, 2012

By (Signature and Title)*	/s/ NIKOLAOS BONOS
Nikolaos Bonos, Vice President & Treasurer

Date February 24, 2012

*	Print the name and title of each signing officer under his or her signature.